================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4108

                       Oppenheimer Variable Account Funds
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 3/30/2012
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                               Shares          Value
----------------------------------------------------------------------------------------
COMMON STOCKS-98.4%
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-20.7%
----------------------------------------------------------------------------------------
AUTO COMPONENTS-0.5%
BorgWarner, Inc.(1)                                            37,270        $ 3,143,343
----------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.5%
Sotheby's                                                      82,390          3,241,223
----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-3.7%
Chipotle Mexican Grill, Inc., Cl. A(1)                         28,081         11,737,858
----------------------------------------------------------------------------------------
Panera Bread Co., Cl. A(1)                                     58,360          9,391,291
----------------------------------------------------------------------------------------
Tim Hortons, Inc.                                              57,240          3,064,630
                                                                              ----------
                                                                              24,193,779
----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-1.7%
D.R. Horton, Inc.                                             206,320          3,129,874
----------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.(1)                            94,820          8,005,653
                                                                              ----------
                                                                              11,135,527
----------------------------------------------------------------------------------------
MULTILINE RETAIL-2.6%
Dollar Tree, Inc.(1)                                          124,285         11,743,690
----------------------------------------------------------------------------------------
Nordstrom, Inc.                                                91,280          5,086,122
                                                                              ----------
                                                                              16,829,812
----------------------------------------------------------------------------------------
SPECIALTY RETAIL-7.7%
O'Reilly Automotive, Inc.(1)                                   62,680          5,725,818
----------------------------------------------------------------------------------------
PetSmart, Inc.                                                 95,990          5,492,548
----------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.(1)                                299,810          7,435,288
----------------------------------------------------------------------------------------
Tiffany & Co.                                                  69,700          4,818,361
----------------------------------------------------------------------------------------
Tractor Supply Co.                                            143,600         13,004,416
----------------------------------------------------------------------------------------
Ulta Salon, Cosmetics & Fragrance, Inc.                       145,230         13,490,415
                                                                              ----------
                                                                              49,966,846
----------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-4.0%
Fossil, Inc.(1)                                                46,360          6,118,593
----------------------------------------------------------------------------------------
lululemon athletica, Inc.(1)                                  101,780          7,600,930
----------------------------------------------------------------------------------------
Michael Kors Holdings Ltd.(1)                                 158,850          7,400,822
----------------------------------------------------------------------------------------
Under Armour, Inc., Cl. A(1)                                   53,540          5,032,760
                                                                              ----------
                                                                              26,153,105
----------------------------------------------------------------------------------------
CONSUMER STAPLES-6.9%
----------------------------------------------------------------------------------------
BEVERAGES-2.0%
Monster Beverage Corp.(1)                                     208,150         12,924,034
----------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-2.2%
Fresh Market, Inc. (The)(1)                                    91,640          4,394,138
----------------------------------------------------------------------------------------
Whole Foods Market, Inc.                                      121,440         10,103,808
                                                                              ----------
                                                                              14,497,946
----------------------------------------------------------------------------------------
PERSONAL PRODUCTS-2.7%
Estee Lauder Cos., Inc. (The), Cl. A                          161,240          9,987,206
----------------------------------------------------------------------------------------
Herbalife Ltd.                                                111,290          7,658,978
                                                                              ----------
                                                                              17,646,184

1 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares         Value
-------------------------------------------------------------------------------------
ENERGY-6.5%
-------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-3.9%
Atwood Oceanics, Inc.(1)                                   123,990        $ 5,565,911
-------------------------------------------------------------------------------------
Core Laboratories NV                                        42,140          5,544,360
-------------------------------------------------------------------------------------
Oceaneering International, Inc.                            116,710          6,289,502
-------------------------------------------------------------------------------------
Oil States International, Inc.(1)                          100,640          7,855,958
                                                                           ----------
                                                                           25,255,731
-------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-2.6%
Cabot Oil & Gas Corp., Cl. A                                76,380          2,380,765
-------------------------------------------------------------------------------------
Concho Resources, Inc.(1)                                  112,960         11,530,957
-------------------------------------------------------------------------------------
Laredo Petroleum Holdings, Inc.(1)                         122,430          2,869,759
                                                                           ----------
                                                                           16,781,481
-------------------------------------------------------------------------------------
FINANCIALS-5.7%
-------------------------------------------------------------------------------------
CAPITAL MARKETS-1.8%
Affiliated Managers Group, Inc.(1)                          66,560          7,442,074
-------------------------------------------------------------------------------------
LPL Investment Holdings, Inc.(1)                           108,130          4,102,452
                                                                           ----------
                                                                           11,544,526
-------------------------------------------------------------------------------------
COMMERCIAL BANKS-1.8%
First Republic Bank(1)                                     100,770          3,319,364
-------------------------------------------------------------------------------------
Signature Bank(1)                                           89,490          5,641,450
-------------------------------------------------------------------------------------
SVB Financial Group(1)                                      48,520          3,121,777
                                                                           ----------
                                                                           12,082,591
-------------------------------------------------------------------------------------
INSURANCE-2.1%
Arthur J. Gallagher & Co.                                  173,770          6,210,540
-------------------------------------------------------------------------------------
ProAssurance Corp.                                          84,250          7,423,268
                                                                           ----------
                                                                           13,633,808
-------------------------------------------------------------------------------------
HEALTH CARE-12.9%
-------------------------------------------------------------------------------------
BIOTECHNOLOGY-2.9%
Alexion Pharmaceuticals, Inc.(1)                           169,120         15,704,483
-------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc.(1)                            90,760          3,108,530
                                                                           ----------
                                                                           18,813,013
-------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-2.4%
Cooper Cos., Inc. (The)                                     56,670          4,630,506
-------------------------------------------------------------------------------------
Edwards Lifesciences Corp.(1)                               57,500          4,181,975
-------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(1)                                 40,850          3,572,333
-------------------------------------------------------------------------------------
Sirona Dental Systems, Inc.(1)                              63,800          3,288,252
                                                                            ---------
                                                                           15,673,066
----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-2.6%
Catalyst Health Solutions, Inc.(1)                          90,990          5,798,793
-------------------------------------------------------------------------------------
HMS Holdings Corp.(1)                                      242,090          7,555,629
-------------------------------------------------------------------------------------
WellCare Health Plans, Inc.(1)                              46,730          3,358,952
                                                                            ---------
                                                                           16,713,374
-------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-2.8%
Cerner Corp.(1)                                            125,260          9,539,802
-------------------------------------------------------------------------------------

2 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares            Value
-------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY CONTINUED
SXC Health Solutions Corp.(1)                              119,320        $ 8,944,227
                                                                          -----------
                                                                           18,484,029
-------------------------------------------------------------------------------------
PHARMACEUTICALS-2.2%
Perrigo Co.                                                 62,270          6,433,114
-------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd.(1)                               45,870          2,408,175
-------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(1)                             78,090          5,236,715
                                                                           ----------
                                                                           14,078,004
-------------------------------------------------------------------------------------
INDUSTRIALS-15.2%
-------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-3.8%
B/E Aerospace, Inc.(1)                                     177,630          8,254,466
-------------------------------------------------------------------------------------
Hexcel Corp.(1)                                            232,090          5,572,481
-------------------------------------------------------------------------------------
TransDigm Group, Inc.(1)                                    95,300         11,031,928
                                                                           ----------
                                                                           24,858,875
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-1.3%
Clean Harbors, Inc.(1)                                      69,540          4,682,128
-------------------------------------------------------------------------------------
Stericycle, Inc.(1)                                         45,870          3,836,567
                                                                           ----------
                                                                            8,518,695
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-2.8%
AMETEK, Inc.                                               182,275          8,842,160
-------------------------------------------------------------------------------------
Polypore International, Inc.(1)                             91,870          3,230,149
-------------------------------------------------------------------------------------
Roper Industries, Inc.                                      65,310          6,476,140
                                                                           ----------
                                                                           18,548,449
-------------------------------------------------------------------------------------
MACHINERY-3.8%
Colfax Corp.(1)                                            114,960          4,051,190
-------------------------------------------------------------------------------------
Joy Global, Inc.                                            46,200          3,395,700
-------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                       97,882          5,094,758
-------------------------------------------------------------------------------------
Timken Co.                                                  91,090          4,621,907
-------------------------------------------------------------------------------------
Wabtec Corp.                                               104,010          7,839,234
                                                                           ----------
                                                                           25,002,789
-------------------------------------------------------------------------------------
MARINE-0.7%
Kirby Corp.(1)                                              65,520          4,310,561
-------------------------------------------------------------------------------------
ROAD & RAIL-1.3%
Kansas City Southern, Inc.(1)                              114,320          8,195,601
-------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-1.5%
Fastenal Co.                                                64,380          3,482,958
-------------------------------------------------------------------------------------
United Rentals, Inc.(1)                                    146,200          6,270,518
                                                                           ----------
                                                                            9,753,476
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-23.9%
-------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-1.9%
Aruba Networks, Inc.(1)                                    278,170          6,197,628
-------------------------------------------------------------------------------------
F5 Networks, Inc.(1)                                        47,950          6,471,332
                                                                           ----------
                                                                           12,668,960
-------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-5.8%
Akamai Technologies, Inc.(1)                               129,120          4,738,704
-------------------------------------------------------------------------------------

3 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                    Shares         Value
---------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
---------------------------------------------------------------------------------------------
Equinix, Inc.(1)                                                    56,760        $ 8,936,862
---------------------------------------------------------------------------------------------
IAC/InterActiveCorp                                                 72,310          3,549,698
---------------------------------------------------------------------------------------------
LinkedIn Corp., Cl. A(1)                                            66,260          6,757,857
---------------------------------------------------------------------------------------------
Mercadolibre, Inc.                                                  35,260          3,448,075
---------------------------------------------------------------------------------------------
Rackspace Hosting, Inc.(1)                                         182,720         10,559,389
                                                                                  -----------
                                                                                   37,990,585
---------------------------------------------------------------------------------------------
IT SERVICES-2.5%
Alliance Data Systems Corp.(1)                                      26,710          3,364,392
---------------------------------------------------------------------------------------------
Teradata Corp.(1)                                                  137,420          9,365,173
---------------------------------------------------------------------------------------------
Vantiv, Inc., Cl. A(1)                                             175,460          3,444,280
                                                                                  -----------
                                                                                   16,173,845
---------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.2%
Avago Technologies Ltd.                                            171,000          6,663,870
---------------------------------------------------------------------------------------------
Skyworks Solutions, Inc.(1)                                        284,250          7,859,513
---------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                  353,760          5,975,006
                                                                                  -----------
                                                                                   20,498,389
---------------------------------------------------------------------------------------------
SOFTWARE-10.5%
Ariba, Inc.(1)                                                     193,100          6,316,301
---------------------------------------------------------------------------------------------
Autodesk, Inc.(1)                                                   86,150          3,645,868
---------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.(1)                           84,480          5,393,203
---------------------------------------------------------------------------------------------
Citrix Systems, Inc.(1)                                             84,790          6,690,779
---------------------------------------------------------------------------------------------
Concur Technologies, Inc.(1)                                        77,140          4,426,293
---------------------------------------------------------------------------------------------
Fortinet, Inc.(1)                                                  292,670          8,092,326
---------------------------------------------------------------------------------------------
MICROS Systems, Inc.(1)                                             88,510          4,893,718
---------------------------------------------------------------------------------------------
NetSuite, Inc.(1)                                                   65,032          3,270,459
---------------------------------------------------------------------------------------------
Nuance Communications, Inc.(1)                                     238,960          6,112,597
---------------------------------------------------------------------------------------------
Red Hat, Inc.(1)                                                   154,780          9,269,774
---------------------------------------------------------------------------------------------
Rovi Corp.(1)                                                       83,310          2,711,741
---------------------------------------------------------------------------------------------
TIBCO Software, Inc.(1)                                            249,920          7,622,560
                                                                                  -----------
                                                                                   68,445,619
---------------------------------------------------------------------------------------------
MATERIALS-5.0%
---------------------------------------------------------------------------------------------
CHEMICALS-3.8%
Airgas, Inc.                                                        77,110          6,860,477
---------------------------------------------------------------------------------------------
Albemarle Corp.                                                     58,840          3,761,053
---------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                        34,550          6,310,558
---------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                 44,520          3,252,631
---------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                             75,250          4,875,448
                                                                                  -----------
                                                                                   25,060,167
---------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.6%
Ball Corp.                                                          84,180          3,609,638
---------------------------------------------------------------------------------------------
METALS & MINING-0.6%
Allied Nevada Gold Corp.(1)                                        113,120          3,679,794

4 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares            Value
--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-0.9%
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.9%
SBA Communications Corp.(1)                                121,870        $  6,192,215
--------------------------------------------------------------------------------------
UTILITIES-0.7%
ELECTRIC UTILITIES-0.7%
ITC Holdings Corp.                                          60,680           4,668,719
                                                                          ------------

Total Common Stocks (Cost $436,676,082)                                    640,967,799
--------------------------------------------------------------------------------------
INVESTMENT COMPANY-0.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.22%(2,3) (Cost $2,302,330)                              2,302,330          2,302,330
--------------------------------------------------------------------------------------
Total Investments, at Value (Cost $438,978,412)                98.8%       643,270,129
--------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                 1.2          7,949,833
                                                          ----------------------------
Net Assets                                                    100.0%      $651,219,962
                                                          ============================

Footnotes to Statement of Investments

* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                      SHARES                GROSS        GROSS         SHARES
                                                               DECEMBER 30, 2011(A)       ADDITIONS   REDUCTIONS   MARCH 30, 2012
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E             14,138,260                 39,970,451   51,806,381       2,302,330

                                                                                                        VALUE       INCOME
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                    $ 2,302,330  $  2,470

a. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

3.   Rate shown is the 7-day yield as of March 30, 2012.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are

5 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

SECURITIES VALUATION
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

6 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                       STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY
SECURITY TYPE                          PRICING VENDORS
-------------------------------------  -------------------------------------------------------------------
Corporate debt, government debt,       Reported trade data, broker-dealer price quotations,
municipal, mortgage-backed and asset-  benchmark yields, issuer spreads on comparable securities,
backed securities                      the credit quality, yield, maturity, and other appropriate factors.

Loans                                  Information obtained from market participants regarding
                                       reported trade data and broker-dealer price quotations.

Event-linked bonds                     Information obtained from market participants regarding
                                       reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

7 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Small & Mid-Cap Growth Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                  LEVEL 1-             LEVEL 2-           LEVEL 3-
                                 UNADJUSTED       OTHER SIGNIFICANT      SIGNIFICANT
                               QUOTED PRICES      OBSERVABLE INPUTS     UNOBSERVABLE
                                                                           INPUTS             VALUE
-------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary     $     134,663,635   $               -     $          -      $ 134,663,635
   Consumer Staples                  45,068,164                   -                -         45,068,164
   Energy                            42,037,212                   -                -         42,037,212
   Financials                        37,260,925                   -                -         37,260,925
   Health Care                       83,761,486                   -                -         83,761,486
   Industrials                       99,188,446                   -                -         99,188,446
   Information Technology           155,777,398                   -                -        155,777,398
   Materials                         32,349,599                   -                -         32,349,599
   Telecommunication Services         6,192,215                   -                -          6,192,215
   Utilities                          4,668,719                   -                -          4,668,719
Investment Company                    2,302,330                   -                -          2,302,330
                              -------------------------------------------------------------------------
Total Assets                  $     643,270,129   $               -     $          -      $ 643,270,129

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $     439,862,433
                                        =================
Gross unrealized appreciation           $     208,081,751
Gross unrealized depreciation                  (4,674,055)
                                        -----------------
Net unrealized appreciation             $     203,407,696
                                        =================

8 | Oppenheimer Small & Mid-Cap Growth Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                    Shares                Value
---------------------------------------------------------------------------------------------------
COMMON STOCKS--58.3%
CONSUMER DISCRETIONARY--5.4%
---------------------------------------------------------------------------------------------------
AUTOMOBILES--1.0%
Ford Motor Co.                                                     170,630              $ 2,131,169
---------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Mohawk Industries, Inc.(1)                                          39,200                2,607,192
---------------------------------------------------------------------------------------------------
MEDIA--1.8%
Comcast Corp., Cl. A                                                68,970                2,069,790
---------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                 34,340                1,629,776
                                                                                        -----------
                                                                                          3,699,566
---------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.4%
Target Corp.                                                        52,270                3,045,773
---------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
---------------------------------------------------------------------------------------------------
BEVERAGES--2.5%
Coca-Cola Co. (The)                                                 57,450                4,251,875
---------------------------------------------------------------------------------------------------
Molson Coors Brewing Co., Cl. B, Non-Vtg.                           21,680                  981,020
                                                                                        -----------
                                                                                          5,232,895
---------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Wal-Mart Stores, Inc.                                               44,490                2,722,788
---------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.4%
Church & Dwight Co., Inc.                                           60,810                2,991,244
---------------------------------------------------------------------------------------------------
ENERGY--7.5%
---------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Baker Hughes, Inc.                                                  25,770                1,080,794
---------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--7.0%
Apache Corp.                                                        12,000                1,205,280
---------------------------------------------------------------------------------------------------
Chevron Corp.                                                       66,990                7,183,993
---------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                   36,110                3,131,820
---------------------------------------------------------------------------------------------------
Penn West Petroleum Ltd.                                            67,770                1,326,259
---------------------------------------------------------------------------------------------------
Royal Dutch Shell plc, ADR                                          26,350                1,847,926
                                                                                        -----------
                                                                                         14,695,278
---------------------------------------------------------------------------------------------------
FINANCIALS--14.0%
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
BlackRock, Inc.                                                      6,700                1,372,830
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                     30,990                3,854,226
                                                                                        -----------
                                                                                          5,227,056
---------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.7%
CIT Group, Inc.(1)                                                  57,210                2,359,340
---------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                      32,070                2,786,242
---------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                23,140                  559,294
---------------------------------------------------------------------------------------------------
U.S. Bancorp                                                        94,010                2,978,237
---------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                  161,720                5,521,121
                                                                                        -----------
                                                                                         14,204,234
---------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.8%
Citigroup, Inc.                                                     64,950                2,373,923
---------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                78,940                3,629,661
                                                                                        -----------
                                                                                          6,003,584
---------------------------------------------------------------------------------------------------
INSURANCE--2.0%
ACE Ltd.                                                            39,800                2,913,360
---------------------------------------------------------------------------------------------------

1 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                    Shares                 Value
---------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Travelers Cos., Inc. (The)                                          21,620              $ 1,279,904
                                                                                        -----------
                                                                                          4,193,264
---------------------------------------------------------------------------------------------------
HEALTH CARE--7.1%
---------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Medtronic, Inc.                                                     61,110                2,394,901
---------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.3%
Humana, Inc.                                                        36,630                3,387,542
---------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                            60,330                3,555,850
                                                                                        -----------
                                                                                          6,943,392
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.7%
Merck & Co., Inc.                                                   81,780                3,140,352
---------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                       112,860                2,557,408
                                                                                        -----------
                                                                                          5,697,760
---------------------------------------------------------------------------------------------------
INDUSTRIALS--6.4%
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Honeywell International, Inc.                                       73,260                4,472,523
---------------------------------------------------------------------------------------------------
AIRLINES--0.4%
United Continental Holdings, Inc.(1)                                39,870                  857,205
---------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
Tyco International Ltd.                                             53,210                2,989,338
---------------------------------------------------------------------------------------------------
MACHINERY--1.5%
Navistar International Corp.(1)                                     52,000                2,103,400
---------------------------------------------------------------------------------------------------
SPX Corp.                                                           13,290                1,030,374
                                                                                        -----------
                                                                                          3,133,774
---------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
AerCap Holdings NV(1)                                              176,680                1,962,915
---------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--5.3%
---------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.8%
Juniper Networks, Inc.(1)                                          166,420                3,807,690
---------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.5%
Hewlett-Packard Co.                                                 44,230                1,054,001
---------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
TE Connectivity Ltd.                                                68,840                2,529,870
---------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
VeriSign, Inc.                                                      39,050                1,497,177
---------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Xilinx, Inc.                                                        44,600                1,624,778
---------------------------------------------------------------------------------------------------
SOFTWARE--0.3%
Microsoft Corp.                                                     20,230                  652,418
---------------------------------------------------------------------------------------------------
MATERIALS--2.4%
---------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Celanese Corp., Series A                                            16,280                  751,810
---------------------------------------------------------------------------------------------------
Mosaic Co. (The)                                                    39,930                2,207,730
                                                                                        -----------
                                                                                          2,959,540
---------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Rock-Tenn Co., Cl. A                                                31,720                2,143,003

2 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                    Shares                  Value
----------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.7%
----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
AT&T, Inc.                                                          50,170              $  1,566,809
----------------------------------------------------------------------------------------------------
Orbcomm, Inc.(1)                                                       375                     1,444
                                                                                        ------------
                                                                                           1,568,253
----------------------------------------------------------------------------------------------------
UTILITIES--4.3%
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
American Electric Power Co., Inc.                                   36,340                 1,401,997
----------------------------------------------------------------------------------------------------
Edison International, Inc.                                          64,070                 2,723,616
                                                                                        ------------
                                                                                           4,125,613
----------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.7%
GenOn Energy, Inc.(1)                                              763,110                 1,587,269
----------------------------------------------------------------------------------------------------
MULTI-UTILITIES--1.6%
NiSource, Inc.                                                      27,220                   662,807
----------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                               85,620                 2,620,828
                                                                                        ------------
                                                                                           3,283,635
                                                                                        ------------
Total Common Stocks (Cost $111,670,878)                                                  123,119,892

                                                                   Principal
                                                                    Amount
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.0%
AESOP Funding II LLC, Automobile Receivables Nts.,
Series 2011-1A, Cl. A, 1.85%, 11/20/13(2)                        $     125,000                 125,392
------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-Backed
Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/15(2)                  315,000                 320,734
------------------------------------------------------------------------------------------------------
Ally Master Owner Trust, Automobile Receivables Nts.,
Series 2011-4, Cl. A2, 1.54%, 9/15/16                                  240,000                 241,651
------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl.
A3, 3.04%, 10/15/13                                                     35,116                  35,258
------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-1,
Automobile Receivables-Backed Nts., Series 2010-1, Cl.
D, 6.65%, 7/17/17                                                      140,000                 152,553
------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-2,
Automobile Receivables-Backed Nts.:
Series 2010-2, Cl. C, 4.52%, 10/8/15                                   195,000                 205,172
Series 2010-2, Cl. D, 6.24%, 6/8/16                                     15,000                  16,442
------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl.
D, 4.20%, 11/8/16                                                      350,000                 367,563
------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-1,
Automobile Receivables-Backed Nts., Series 2011-1, Cl.
D, 4.26%, 2/8/17                                                        60,000                  63,161
------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-2,
Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15                                   70,000                  70,606
Series 2011-2, Cl. B, 2.33%, 3/8/16                                    200,000                 203,433
Series 2011-2, Cl. D, 4%, 5/8/17                                       200,000                 209,918
------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-4,
Automobile Receivables-Backed Nts., Series 2011-4, Cl.
D, 4.08%, 7/10/17                                                      335,000                 335,415
------------------------------------------------------------------------------------------------------

3 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                       Value
--------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-5,
Automobile Receivables-Backed Nts., Series 2011-5, Cl.
D, 5.05%, 12/8/17                                                $ 205,000                     $ 213,331
--------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2,
1.22%, 10/8/13                                                          71                            71
--------------------------------------------------------------------------------------------------------
Avis Budget Rental Car Funding AESOP LLC, Automobile
Receivable Nts.:
Series 2011-2A, Cl. A, 2.37%, 11/20/14(2)                          200,000                       203,060
Series 2012-1A, Cl. A, 2.044%, 8/20/16(2)                          160,000                       160,390
--------------------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed Nts., Series
2010-1A, Cl. 1, 5.43%, 7/20/15(2)                                   50,651                        53,097
--------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15               180,000                       187,821
--------------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables,
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(2)                        475,000                       521,658
--------------------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
Series 2011-1, Cl. 1A, 1.042%, 1/20/41(3)                          240,000                       240,217
--------------------------------------------------------------------------------------------------------
Credit Acceptance Auto Loan Trust, Automobile Receivable
Nts., Series 2012-1A, Cl. A, 2.20%, 9/16/19(2)                     120,000                       119,976
--------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                         210,000                       213,110
--------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2009-1, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(2)                           59,637                        59,841
--------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(2)                           290,000                       290,913
--------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts.,
Series 2011-2A, Cl. C, 3.05%, 7/15/13(2)                            70,000                        69,965
--------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts.,
Series 2011-3A, Cl. C, 4.03%, 12/15/41(2)                          201,000                       201,205
--------------------------------------------------------------------------------------------------------
Exeter Automobile Receivables Trust, Automobile
Receivable Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16(4)          167,240                       167,205
--------------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15             122,181                       122,107
--------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1,
Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16           255,000                       260,975
--------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust, Automobile
Receivable Nts., Series 2012-1, Cl. A, 0.712%, 1/15/16(3)          315,000                       316,213
--------------------------------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust, Asset-Backed
Securities, Series 2009-2A, Cl. A, 2.024%,
10/20/14(2,3)                                                      240,000                       241,957
--------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(2)                          315,000                       320,739
--------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.592%, 3/15/16(3)            255,000                       256,938
--------------------------------------------------------------------------------------------------------
Rental Car Finance Corp., Automobile Receivable Nts.,
Series 2011-1A, Cl. A1, 2.51%, 2/25/16(2)                          180,000                       180,204
--------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2,
0.95%, 8/15/13                                                      49,160                        49,170
--------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3,
Automobile Receivables Nts., Series 2010-3, Cl. C,
3.06%, 11/15/17                                                    235,000                       235,728

4 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount               Value
-----------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-A,
Automobile Receivables Nts.:
Series 2010-A, Cl. A2, 1.37%, 8/15/13(2)                         $  65,516           $   65,621
Series 2010-A, Cl. A3, 1.83%, 11/17/14(2)                          235,000              236,731
-----------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-1,
Automobile Receivables Nts., Series 2011-1, Cl. D,
4.01%, 2/15/17                                                     245,000              246,071
-----------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D,
3.10%, 5/15/17(4)                                                  225,470              224,942
-----------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S2A,
Automobile Receivables Nts., Series 2011-S2A, Cl. D,
3.35%, 6/15/17(2)                                                  155,324              155,129
-----------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2012-1,
Automobile Receivables Nts., Series 2012-1, Cl. A2,
1.25%, 4/15/15                                                     160,000              160,026
-----------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2012-2,
Automobile Receivables Nts., Series 2012-2, Cl. D, 5%,
2/15/18                                                            240,000              240,552
-----------------------------------------------------------------------------------------------
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%,
6/16/14(2)                                                         105,000              105,241
                                                                                     ----------
Total Asset-Backed Securities (Cost $8,409,252)                                       8,467,502
-----------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--25.5%
-----------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--20.0%
-----------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED--19.6%
Federal Home Loan Mortgage Corp.:
4.50%, 4/1/42(5)                                                 1,595,000            1,691,697
5.50%, 9/1/39                                                      970,035            1,056,575
7%, 10/1/37                                                        697,659              797,728
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.68%, 3/25/36(3)                         193,067              293,145
Series 2426, Cl. BG, 6%, 3/15/17                                   267,100              287,477
Series 2427, Cl. ZM, 6.50%, 3/15/32                                337,343              389,082
Series 2626, Cl. TB, 5%, 6/1/33                                    455,419              503,210
Series 3019, Cl. MD, 4.75%, 1/1/31                                  17,676               17,673
Series 3025, Cl. SJ, 23.864%, 8/15/35(3)                            57,530               90,150
Series 3094, Cl. HS, 23.497%, 6/15/34(3)                           115,098              165,603
Series 3242, Cl. QA, 5.50%, 3/1/30                                   6,343                6,342
Series 3822, Cl. JA, 5%, 6/1/40                                    383,903              412,838
Series 3848, Cl. WL, 4%, 4/1/40                                    279,179              293,643
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 15.742%, 4/1/27(6)                             137,315               30,282
Series 192, Cl. IO, 12.617%, 2/1/28(6)                              38,425                7,386
Series 2130, Cl. SC, 50.594%, 3/15/29(6)                           111,542               20,958
Series 243, Cl. 6, 0.583%, 12/15/32(6)                             130,181               29,463
Series 2527, Cl. SG, 53.855%, 2/15/32(6)                             3,117                    8
Series 2531, Cl. ST, 99.999%, 2/15/30(6)                           245,115                4,522
Series 2796, Cl. SD, 63.725%, 7/15/26(6)                           159,650               28,566
Series 2802, Cl. AS, 87.784%, 4/15/33(6)                           100,963                6,340
Series 2920, Cl. S, 66.452%, 1/15/35(6)                            881,623              174,996
-----------------------------------------------------------------------------------------------

5 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                Principal
                                                                  Amount                        Value
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 3110, Cl. SL, 99.999%, 2/15/26(6)                      $    116,187                   $    14,896
Series 3450, Cl. BI, 10.188%, 5/15/38(6)                           120,076                        16,694
Series 3451, Cl. SB, 15.775%, 5/15/38(6)                           654,599                        81,126
Series 3662, Cl. SM, 24.714%, 10/15/32(6)                           94,999                        12,981
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 176, Cl. PO,
3.865%, 6/1/26(7)                                                   38,961                        34,426
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
2.50%, 4/1/27(5)                                                 3,390,000                     3,437,672
3.50%, 4/1/27(5)                                                 1,695,000                     1,778,161
4%, 4/1/27-4/1/42(5)                                             4,015,000                     4,213,338
4.50%, 4/1/27-4/1/42(5)                                          5,157,000                     5,490,844
5%, 4/1/42(5)                                                    4,362,000                     4,712,324
5.50%, 9/25/20                                                       8,830                         9,710
5.50%, 4/1/27-4/1/42(5)                                          2,484,000                     2,706,501
6%, 3/1/37                                                         584,834                       646,136
6%, 4/1/42(5)                                                      790,000                       870,481
6.50%, 4/1/42(5)                                                   465,000                       520,873
7%, 11/1/17                                                        103,266                       109,981
7.50%, 1/1/33                                                      168,627                       201,251
8.50%, 7/1/32                                                        4,626                         5,650
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 15 yr., 3%, 4/1/27(5)           3,635,000                     3,763,929
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 30 yr., 3.50%, 4/1/42(5)          645,000                       662,536
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1998-61, Cl. PL, 6%, 11/25/28                                110,846                       125,202
Trust 2004-101, Cl. BG, 5%, 1/25/20                                646,272                       692,875
Trust 2004-9, Cl. AB, 4%, 7/1/17                                    51,157                        51,408
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                            700,000                       777,016
Trust 2005-30, Cl. CU, 5%, 4/1/29                                   10,569                        10,571
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                              223,524                       233,322
Trust 2006-46, Cl. SW, 23.313%, 6/25/36(3)                         137,030                       206,917
Trust 2007-42, Cl. A, 6%, 2/1/33                                   314,120                       330,433
Trust 2009-36, Cl. FA, 1.182%, 6/25/37(3)                          339,386                       344,487
Trust 2009-37, Cl. HA, 4%, 4/1/19                                  388,874                       411,667
Trust 2009-70, Cl. PA, 5%, 8/1/35                                  472,452                       486,030
Trust 2011-15, Cl. DA, 4%, 3/1/41                                  173,084                       181,617
Trust 2011-3, Cl. KA, 5%, 4/1/40                                   269,562                       294,825
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-65, Cl. S, 39.036%, 11/25/31(6)                         303,413                        58,959
Trust 2001-81, Cl. S, 30.324%, 1/25/32(6)                           71,639                        15,083
Trust 2002-47, Cl. NS, 36.092%, 4/25/32(6)                         175,188                        35,539
Trust 2002-51, Cl. S, 36.347%, 8/25/32(6)                          160,864                        32,634
Trust 2002-52, Cl. SD, 40.375%, 9/25/32(6)                         201,727                        41,738
Trust 2002-77, Cl. SH, 41.528%, 12/18/32(6)                        106,284                        22,013
Trust 2002-84, Cl. SA, 41.563%, 12/25/32(6)                        280,995                        50,937
Trust 2002-9, Cl. MS, 32.476%, 3/25/32(6)                          113,765                        23,135
Trust 2003-33, Cl. SP, 41.971%, 5/25/33(6)                         323,977                        47,792
--------------------------------------------------------------------------------------------------------

6 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                 Principal
                                                                   Amount                       Value
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2003-4, Cl. S, 37.239%, 2/25/33(6)                         $ 179,600                   $    29,433
Trust 2003-46, Cl. IH, 0%, 6/1/23(6,8)                             968,152                       122,320
Trust 2003-89, Cl. XS, 99.999%, 11/25/32(6)                         72,091                         2,991
Trust 2004-54, Cl. DS, 49.997%, 11/25/30(6)                        167,156                        30,770
Trust 2005-14, Cl. SE, 45.462%, 3/25/35(6)                         128,785                        20,567
Trust 2005-40, Cl. SA, 60.86%, 5/25/35(6)                          476,340                        91,194
Trust 2005-71, Cl. SA, 65.718%, 8/25/25(6)                         485,110                        65,793
Trust 2005-93, Cl. SI, 24.006%, 10/25/35(6)                         93,082                        13,294
Trust 2006-129, Cl. SM, 27.13%, 1/25/37(6)                         572,492                        88,130
Trust 2006-60, Cl. DI, 42.008%, 4/25/35(6)                          76,871                        10,340
Trust 2007-88, Cl. XI, 40.798%, 6/25/37(6)                         516,887                        72,662
Trust 2008-46, Cl. EI, 9.748%, 6/25/38(6)                          119,726                        17,064
Trust 2008-55, Cl. SA, 23.98%, 7/25/38(6)                          367,099                        50,682
Trust 2008-67, Cl. KS, 62.832%, 8/25/34(6)                         185,226                        14,752
Trust 2009-8, Cl. BS, 17.59%, 2/25/24(6)                            86,262                         9,284
Trust 222, Cl. 2, 24.186%, 6/1/23(6)                               298,093                        61,684
Trust 233, Cl. 2, 43.61%, 8/1/23(6)                                291,300                        57,550
Trust 252, Cl. 2, 37.406%, 11/1/23(6)                              251,700                        55,688
Trust 319, Cl. 2, 5.477%, 2/1/32(6)                                 75,994                        14,666
Trust 331, Cl. 9, 13.173%, 2/1/33(6)                               243,781                        48,592
Trust 334, Cl. 17, 20.827%, 2/1/33(6)                              142,322                        30,118
Trust 339, Cl. 12, 2.496%, 7/1/33(6)                               236,978                        46,781
Trust 339, Cl. 7, 0%, 7/1/33(6,8)                                  781,126                       122,521
Trust 343, Cl. 13, 6.299%, 9/1/33(6)                               227,097                        37,227
Trust 345, Cl. 9, 99.999%, 1/1/34(6)                               277,873                        39,132
Trust 351, Cl. 10, 10.519%, 4/1/34(6)                               33,121                         5,256
Trust 351, Cl. 8, 5.137%, 4/1/34(6)                                104,928                        16,934
Trust 356, Cl. 10, 0%, 6/1/35(6,8)                                  82,982                        13,008
Trust 356, Cl. 12, 0%, 2/1/35(6,8)                                  43,583                         6,775
Trust 362, Cl. 13, 1.46%, 8/1/35(6)                                317,090                        59,788
Trust 364, Cl. 16, 3.44%, 9/1/35(6)                                226,309                        40,058
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.399%,
9/25/23(7)                                                         110,496                        92,789
                                                                                              ----------
                                                                                              41,459,237
--------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn., 8%, 4/15/23                     49,476                        58,359
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 90.569%, 1/16/27(6)                        203,644                        37,429
Series 2002-15, Cl. SM, 79.834%, 2/16/32(6)                        235,067                        44,602
Series 2002-76, Cl. SY, 82.687%, 12/16/26(6)                       519,614                       103,675
Series 2004-11, Cl. SM, 77.676%, 1/17/30(6)                        190,204                        41,316
Series 2007-17, Cl. AI, 21.522%, 4/16/37(6)                        459,003                        93,361
Series 2011-52, Cl. HS, 7.51%, 4/16/41(6)                          225,289                        52,878
                                                                                              ----------
                                                                                                 431,620

7 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                        Value
--------------------------------------------------------------------------------------------------------
OTHER AGENCY--0.2%
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts., Series
2010-R3, Cl. 2A, 0.826%, 12/8/20(3)                              $ 340,466                     $ 341,930
NON-AGENCY--5.5%
--------------------------------------------------------------------------------------------------------
COMMERCIAL--3.7%
Banc of America Commercial Mortgage Trust 2007-1,
Commercial Mtg. Pass-Through Certificates, Series
2007-1, Cl. A4, 5.451%, 1/1/49                                     355,000                       401,627
--------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-3, Cl. A4,
5.633%, 6/1/49(3)                                                  180,000                       200,663
--------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
Certificates, Series 2007-4, Cl. 22A1, 5.589%, 6/1/47(3)           235,228                       171,376
--------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17, Commercial Mtg. Pass-Through Certificates,
Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50(3)                       205,000                       215,478
--------------------------------------------------------------------------------------------------------
CFCRE Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2011-C1, Cl. A1,
1.871%, 4/1/44(2)                                                   64,009                        64,328
--------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-J3, Mtg.
Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%,
7/1/37                                                              49,112                        39,380
--------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
Mtg. Pass-Through Certificates, Series 2008-C7, Cl. A4,
6.074%, 12/1/49(3)                                                 300,000                       349,196
--------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49             290,000                       318,411
--------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through
Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36           229,241                       132,162
--------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.721%,
9/1/20(2,6)                                                      2,197,256                       152,577
--------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                                     239,826                       229,871
--------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                  442,312                       281,316
--------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through
Certificates, Series 2006-GG7, Cl. AM, 5.883%, 7/1/38(3)           395,000                       412,506
--------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49             70,000                        77,579
--------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39              235,000                       234,080
--------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44               172,371                       175,935
--------------------------------------------------------------------------------------------------------
GS Mortgage Securities Trust 2006-GG6, Commercial Mtg.
Pass-Through Certificates, Series 2006-GG6, Cl. AM,
5.622%, 4/1/38                                                     192,377                       199,024
--------------------------------------------------------------------------------------------------------

8 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                       Value
--------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg.
Pass-Through Certificates, Series 2005-AR23, Cl. 6A1,
5.051%, 11/1/35(3)                                               $ 308,008                    $  226,352
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(2)                          200,048                       202,087
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(4)                      114,430                       116,146
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                         355,000                       369,726
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                            40,000                        44,532
Series 2007-LD11, Cl. A2, 5.801%, 6/15/49(3)                       260,219                       261,677
--------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37                 325,554                       282,048
--------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 2/11/40                                                     73,105                        73,100
--------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial
Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A4,
5.858%, 7/11/40                                                    415,000                       471,531
--------------------------------------------------------------------------------------------------------
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg.
Pass-Through Certificates, Series 2004-13, Cl. 2A2,
2.658%, 4/1/34(3)                                                  188,936                       192,223
--------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                 466,429                       479,883
--------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust 2006-C2, Commercial Mtg.
Pass-Through Certificates, Series 2006-C2, Cl. AM,
5.782%, 8/1/43                                                     195,000                       202,833
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ15, Commercial
Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl.
AM, 5.882%, 6/1/49(3)                                              230,000                       227,978
--------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
Pass-Through Certificates, Series 2007-6, Cl. 3A1,
4.957%, 7/1/37(3)                                                  301,256                       202,895
--------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2007-C34,
Commercial Mtg. Pass-Through Certificates, Series
2007-C34, Cl. A3, 5.678%, 5/1/46                                   260,000                       296,256
--------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR14, Cl.
1A4, 2.46%, 12/1/35(3)                                             149,915                       131,324
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1,
6.021%, 11/1/37(3)                                                 204,840                       168,751
--------------------------------------------------------------------------------------------------------
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series
2011-C3,
Cl. XA, 8.956%, 3/1/44(6)                                        2,821,702                       248,983
                                                                                              ----------
                                                                                               7,853,834
--------------------------------------------------------------------------------------------------------
MULTIFAMILY-0.3%
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg.
Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A,
5.652%, 6/1/36(3)                                                  195,380                       172,541
--------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.178%, 5/1/37(3)           41,305                        35,957
--------------------------------------------------------------------------------------------------------

9 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                 Principal
                                                                   Amount                        Value
--------------------------------------------------------------------------------------------------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 2.668%, 3/25/36(3)                                          $ 507,935                     $ 434,721
                                                                                               ---------
                                                                                                 643,219
--------------------------------------------------------------------------------------------------------
OTHER--0.2%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39              400,000                       441,864
--------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.3%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM,
5.791%, 2/1/51(3)                                                  215,000                       215,857
--------------------------------------------------------------------------------------------------------
Banc of America Funding 2007-C Trust, Mtg. Pass-Through
Certificates, Series 2007-C, Cl. 1A4, 5.538%, 5/1/36(3)             80,000                        76,527
--------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-E, Cl. 2A6,
2.868%, 6/1/34(3)                                                  124,557                       118,803
--------------------------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Asset-Backed
Pass-Through Certificates, Series 2006-FRE1, Cl. A2,
0.352%, 7/25/36(3)                                                 164,095                       151,353
--------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-29, Mtg.
Pass-Through Certificates, Series 2005-29, Cl. A1,
5.75%, 12/1/35                                                      59,629                        52,384
--------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-6, Mtg.
Pass-Through Certificates, Series 2006-6, Cl. A3, 6%,
4/1/36                                                             145,384                       142,226
--------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-29CB, Mtg.
Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%,
7/1/35                                                             670,130                       497,603
--------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-19, Mtg.
Pass-Through Certificates, Series 2007-19, Cl. 1A34, 6%,
8/1/37                                                             189,183                       136,174
--------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.982%, 2/25/33(3)                            5,574                         5,416
Series 2005-16, Cl. 2AF2, 5.343%, 5/1/36(3)                        209,902                       162,692
--------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
0.362%, 6/25/47(3)                                                 367,002                       328,297
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                  146,612                       142,261
--------------------------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-S4, Mtg.
Pass-Through Certificates, Series 2006-S4, Cl. A6,
5.71%, 12/1/36                                                     117,398                       104,000
--------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                     104,520                       108,416
--------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                         23,391                        15,909
--------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A15, Mtg.
Pass-Through Certificates, Series 2005-A15, Cl. 1A4,
5.75%, 2/1/36                                                       38,757                        30,957
--------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
3A1, 5.388%, 5/1/37(3)                                             193,421                       173,883
--------------------------------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series 2007-PA5,
Cl. 1A1, 6.25%, 11/1/37                                            168,933                       154,768
--------------------------------------------------------------------------------------------------------

10 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                 Principal
                                                                  Amount               Value
------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR14, Cl.
1A2, 5.669%, 10/1/36(3)                                          $ 188,606           $   171,222
                                                                                     -----------
                                                                                       2,788,748
                                                                                     -----------
Total Mortgage-Backed Obligations (Cost $52,679,441)                                  53,960,452
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.7%
Federal Home Loan Mortgage Corp. Nts.:
2%, 8/25/16                                                         65,000                67,616
2.375%, 1/13/22                                                    410,000               403,187
2.50%, 5/27/16                                                     100,000               106,278
5%, 2/16/17                                                        115,000               135,684
5.25%, 4/18/16(9)                                                  195,000               228,182
5.50%, 7/18/16                                                     110,000               131,019
------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
1.125%, 4/27/17                                                    358,000               356,036
5.375%, 6/12/17                                                    100,000               120,494
                                                                                     -----------
Total U.S. Government Obligations (Cost $1,514,219)                                    1,548,496
------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--18.5%
CONSUMER DISCRETIONARY-3.0%
------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21                 194,000               207,580
------------------------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Daimler Finance North America LLC, 2.30% Sr. Unsec.
Nts., 1/9/15(2)                                                    156,000               160,044
------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31             110,000               160,194
------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21          236,000               254,916
                                                                                     -----------
                                                                                         575,154
------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts.,
4/1/15                                                             231,000               253,523
------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.3%
Darden Restaurants, Inc., 4.50% Sr. Unsec. Unsub. Nts.,
10/15/21                                                           109,000               111,994
------------------------------------------------------------------------------------------------
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,                  349,000               383,812
8/15/15(2)
------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr.
Unsec. Unsub. Nts., 12/1/19                                         53,000                63,070
                                                                                     -----------
                                                                                         558,876
------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                     217,000               228,393
------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13            223,000               232,587
------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                90,000                93,299
8% Sr. Unsec. Nts., 5/1/12                                         180,000               180,919
                                                                                     -----------
                                                                                         735,198
------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.1%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                      215,000               224,935
------------------------------------------------------------------------------------------------
MEDIA-1.0%
CBS Corp., 3.375% Sr. Unsec. Unsub. Nts., 3/1/22                   108,000               104,428
------------------------------------------------------------------------------------------------

11 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                 Value
--------------------------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------------------------
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                            $ 138,000              $  200,354
--------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18               200,000                 224,000
--------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15% Sr. Unsec. Nts., 3/15/42(2)                                  118,000                 115,023
7.625% Sr. Unsec. Unsub. Nts., 5/15/16                              21,000                  22,017
--------------------------------------------------------------------------------------------------
Dish DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21                      213,000                 230,573
--------------------------------------------------------------------------------------------------
Historic TW, Inc., 9.125% Debs., 1/15/13                            78,000                  82,800
--------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
4% Sr. Nts., 3/15/22                                                63,000                  61,790
6.25% Sr. Unsec. Nts., 11/15/14                                     80,000                  87,600
10% Sr. Unsec. Nts., 7/15/17                                       219,000                 251,850
--------------------------------------------------------------------------------------------------
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41                  73,000                  83,673
--------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts.,
7/15/33                                                            122,000                 163,049
--------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                       132,000                 142,102
6.50% Sr. Sec. Nts., 1/15/18                                       282,000                 307,733
                                                                                        ----------
                                                                                         2,076,992
--------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21             127,000                 133,008
--------------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 5.75% Sr. Unsec. Nts.,
7/15/14                                                            336,000                 368,470
                                                                                        ----------
                                                                                           501,478
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21                      212,000                 230,815
--------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20              240,000                 250,200
--------------------------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr.
Unsec. Nts., 11/15/19(2)                                           217,000                 232,190
--------------------------------------------------------------------------------------------------
Staples, Inc., 9.75% Sr. Unsec. Unsub. Nts., 1/15/14               183,000                 207,999
                                                                                        ----------
                                                                                           921,204
--------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Phillips-Van Heusen Corp., 7.375% Sr. Unsec. Unsub.
Nts., 5/15/20                                                      186,000                 205,995
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.2%
--------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec.
Unsub. Nts., 1/15/39                                                84,000                 127,491
--------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
6/15/14                                                            58,000                  63,812
--------------------------------------------------------------------------------------------------
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22(2)                206,000                 206,875
--------------------------------------------------------------------------------------------------
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42           133,000                 137,878
                                                                                        ----------
                                                                                           536,056
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Delhaize Group:
5.70% Sr. Unsec. Nts., 10/1/40                                      63,000                  58,266
5.875% Sr. Unsec. Unsub. Bonds, 2/1/14                             187,000                 201,152
--------------------------------------------------------------------------------------------------
Kroger Co. (The), 5% Sr. Nts., 4/15/13                             199,000                 207,440
                                                                                        ----------
                                                                                           466,858
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                               29,000                  30,770


12 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                  Value
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
--------------------------------------------------------------------------------------------------
8.50% Sr. Unsec. Nts., 6/15/19                                   $ 155,000              $  189,558
--------------------------------------------------------------------------------------------------
Kraft Foods, Inc.:
6% Sr. Unsec. Nts., 2/11/13                                        207,000                 216,309
6.50% Sr. Unsec. Unsub. Nts., 2/9/40                               120,000                 147,748
--------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18               240,000                 260,700
                                                                                        ----------
                                                                                           845,085
--------------------------------------------------------------------------------------------------
TOBACCO--0.3%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                 177,000                 274,557
--------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41                  149,000                 160,355
--------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13               214,000                 228,054
                                                                                        ----------
                                                                                           662,966
--------------------------------------------------------------------------------------------------
ENERGY--2.2%
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                          235,000                 253,910
--------------------------------------------------------------------------------------------------
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts.,
2/15/18                                                            286,000                 334,066
--------------------------------------------------------------------------------------------------
Noble Holding International Ltd., 7.375% Sr. Unsec.
Bonds, 3/15/14                                                     185,000                 205,298
--------------------------------------------------------------------------------------------------
Precision Drilling Corp.:
6.50% Sr. Unsec. Nts., 12/15/21(2)                                 102,000                 107,100
6.625% Sr. Unsec. Nts., 11/15/20                                    97,000                 102,093
--------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                       244,000                 260,002
                                                                                        ----------
                                                                                         1,262,469
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.6%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40           145,000                 164,395
--------------------------------------------------------------------------------------------------
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts.,
8/15/13(2)                                                         213,000                 224,996
--------------------------------------------------------------------------------------------------
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts.,
4/1/20                                                             330,000                 370,309
--------------------------------------------------------------------------------------------------
Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21                               172,000                 175,489
5.20% Sr. Unsec. Unsub. Nts., 2/1/22                                61,000                  63,912
--------------------------------------------------------------------------------------------------
Enterprise Products Operating LLC, 4.85% Sr. Unsec.
Unsub. Nts., 8/15/42                                               115,000                 109,911
--------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
Unsec. Nts., 6/1/13                                                383,000                 398,517
--------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts.,
2/1/20                                                             207,000                 217,868
--------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                245,000                 269,512
--------------------------------------------------------------------------------------------------
Phillips 66, 4.30% Unsec. Nts., 4/1/22(2)                          144,000                 146,714
--------------------------------------------------------------------------------------------------
Plains All American Pipeline LP/PAA Finance Corp., 5.15%
Sr. Unsec. Unsub. Nts., 6/1/42                                     118,000                 115,344
--------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19            212,000                 233,730
--------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr.
Sec. Nts., 9/30/14(2)                                              195,000                 210,844
--------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub.
Nts., 4/15/15(2)                                                   219,000                 203,670
--------------------------------------------------------------------------------------------------
Southwestern Energy Co., 4.10% Sr. Unsec. Nts.,
3/15/22(2)                                                         107,000                 106,236
--------------------------------------------------------------------------------------------------
Woodside Finance Ltd.:
4.60% Sr. Unsec. Nts., 5/10/21(2)                                  165,000                 171,870
5% Sr. Unsec. Nts., 11/15/13(2)                                    209,000                 219,563
                                                                                        ----------
                                                                                         3,402,880

13 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                 Principal
                                                                   Amount                   Value
---------------------------------------------------------------------------------------------------
FINANCIALS--6.6%
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.4%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
Nts., 8/15/19(2)                                                 $ 405,000               $  433,565
---------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                            232,000                  216,585
---------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
5.25% Sr. Unsec. Nts., 7/27/21                                     182,000                  180,427
5.75% Sr. Unsec. Nts., 1/24/22                                     130,000                  133,936
6.25% Sr. Nts., 2/1/41                                             206,000                  203,564
---------------------------------------------------------------------------------------------------
Macquarie Bank Ltd.:
5% Sr. Nts., 2/22/17(2)                                             66,000                   66,559
6.625% Unsec. Sub. Nts., 4/7/21(2)                                 314,000                  315,623
---------------------------------------------------------------------------------------------------
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(2)                           114,000                  111,408
5.625% Sr. Unsec. Nts., 9/23/19                                    505,000                  499,753
---------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.:
4.125% Sr. Unsec. Unsub. Nts., 1/19/16                             223,000                  224,961
6.70% Sr. Unsec. Nts., 3/4/20                                       19,000                   20,588
---------------------------------------------------------------------------------------------------
Raymond James Financial, Inc., 5.625% Sr. Nts., 4/1/24             211,000                  215,594
---------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub.
Nts., 12/1/12                                                      237,000                  240,502
---------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                  94,000                   94,617
                                                                                        -----------
                                                                                          2,957,682
---------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts.,
12/21/12(2)                                                        258,000                  260,983
---------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts.,
4/15/37                                                            433,000                  433,000
---------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(3)            550,000                  518,738
---------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(2)            377,000                  373,419
---------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts.,
Series B, 4/15/13                                                  147,000                  152,042
---------------------------------------------------------------------------------------------------
Nordea Bank AB, 3.125% Sr. Nts., 3/20/17(2)                        395,000                  395,773
---------------------------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts.,
6/15/12                                                            227,000                  229,598
---------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds,
Series K(10)                                                       557,000                  609,219
---------------------------------------------------------------------------------------------------
Zions Bancorp, 7.75% Sr. Unsec. Nts., 9/23/14                      179,000                  196,116
---------------------------------------------------------------------------------------------------
Zions Bancorp., 4.50% Sr. Unsec. Unsub. Nts., 3/27/17              150,000                  149,194
                                                                                         ----------
                                                                                          3,318,082
---------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13          223,000                  233,502
---------------------------------------------------------------------------------------------------
Discover Bank, 8.70% Unsec. Sub. Nts., 11/18/19                    307,000                  382,472
---------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                 324,000                  337,187
                                                                                         ----------
                                                                                            953,161
---------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
Bank of America Corp., 5.70% Sr. Unsec. Unsub. Nts.,
1/24/22                                                            225,000                  238,541
---------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17           349,000                  389,915
---------------------------------------------------------------------------------------------------
ING Bank NV:
3.75% Unsec. Nts., 3/7/17(2)                                       218,000                  216,115
5% Sr. Unsec. Nts., 6/9/21(2)                                      159,000                  161,706
---------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(10)          696,000                  765,128
---------------------------------------------------------------------------------------------------

14 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                Value
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38         $ 304,000              $  331,949
                                                                                        ----------
                                                                                         2,103,354
--------------------------------------------------------------------------------------------------
INSURANCE--1.7%
American International Group, Inc., 3.80% Unsec. Nts.,
3/22/17                                                            149,000                 151,007
--------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec.
Bonds, 5/1/40                                                       65,000                  74,256
--------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                              197,000                 210,235
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                            114,000                 122,369
--------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts.,
8/15/12(2)                                                         212,000                 214,916
--------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.75% Sr. Unsec.
Unsub. Nts., 5/15/16                                               228,000                 227,909
--------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr.
Unsec. Unsub. Nts., 1/14/13(2)                                     120,000                 117,600
--------------------------------------------------------------------------------------------------
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(2)                 342,000                 342,027
--------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds,
4/20/67                                                            466,000                 438,040
--------------------------------------------------------------------------------------------------
Prudential Covered Trust 2012-1, 2.997% Sec. Nts.,
9/30/15(2)                                                         277,000                 280,358
--------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(2,10)                455,000                 429,809
--------------------------------------------------------------------------------------------------
Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20                 349,000                 369,861
--------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub.
Nts., 3/15/16                                                      241,000                 245,151
--------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds,
5/9/37(2,3)                                                        394,000                 382,180
                                                                                        ----------
                                                                                         3,605,718
--------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20                                50,000                  51,736
7% Sr. Unsec. Nts., 10/15/17                                       198,000                 230,923
--------------------------------------------------------------------------------------------------
Brandywine Operating Partnership LP, 5.75% Sr. Unsec.
Unsub. Nts., 4/1/12                                                123,000                 123,000
--------------------------------------------------------------------------------------------------
CommonWealth REIT, 5.75% Sr. Unsec. Unsub. Bonds, 2/15/14          198,000                 204,927
--------------------------------------------------------------------------------------------------
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13              216,000                 226,604
--------------------------------------------------------------------------------------------------
WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50% Sr.
Unsec. Nts., 6/2/14(2)                                             190,000                 209,911
                                                                                        ----------
                                                                                         1,047,101
--------------------------------------------------------------------------------------------------
HEALTH CARE--0.5%
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                     145,000                 151,965
--------------------------------------------------------------------------------------------------
Gilead Sciences, Inc., 5.65% Sr. Unsec. Nts., 12/1/41              112,000                 119,709
                                                                                        ----------
                                                                                           271,674
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.2%
Aristotle Holding, Inc., 3.90% Unsec. Nts., 2/15/22(2)             148,000                 149,834
--------------------------------------------------------------------------------------------------
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                  124,000                 154,166
--------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40            145,000                 151,415
                                                                                        ----------
                                                                                           455,415
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                              245,000                 257,250

15 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                 Principal
                                                                   Amount                 Value
-------------------------------------------------------------------------------------------------
INDUSTRIALS--1.2%
-------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.1%
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                $ 211,000              $ 234,210
-------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17               235,000                257,325
-------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co., 8.60% Sr. Unsec. Unsub. Nts.,
8/15/16                                                            203,000                216,195
                                                                                        ---------
                                                                                          473,520
-------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                           215,000                216,568
5.25% Sr. Unsec. Nts., 10/19/12                                     34,000                 34,857
6.375% Unsec. Sub. Bonds, 11/15/67                                 432,000                441,720
                                                                                        ---------
                                                                                          693,145
-------------------------------------------------------------------------------------------------
MACHINERY--0.4%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16(2)                 227,000                244,593
-------------------------------------------------------------------------------------------------
ITT Corp., 7.375% Unsec. Debs., 11/15/15                           146,000                168,630
-------------------------------------------------------------------------------------------------
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21          109,000                118,205
-------------------------------------------------------------------------------------------------
Kennametal, Inc., 3.875% Sr. Unsec. Unsub. Nts., 2/15/22           157,000                158,343
-------------------------------------------------------------------------------------------------
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17(2)                       192,000                211,200
                                                                                        ---------
                                                                                          900,971
-------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES--0.0%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20                35,000                 37,669
-------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                           68,000                 73,849
-------------------------------------------------------------------------------------------------
Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub.
Nts., 2/1/18                                                       199,000                222,880
                                                                                        ---------
                                                                                          296,729
-------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.6%
-------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts.,
3/15/41                                                             93,000                106,609
-------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Hewlett-Packard Co., 4.65% Sr. Unsec. Nts., 12/9/21                167,000                174,977
-------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts.,
3/1/21                                                             228,000                233,343
-------------------------------------------------------------------------------------------------
Corning, Inc., 4.75% Sr. Unsec. Unsub. Nts., 3/15/42                84,000                 81,396
                                                                                        ---------
                                                                                          314,739
-------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                        223,000                233,417
-------------------------------------------------------------------------------------------------
SOFTWARE--0.2%
BMC Software, Inc., 4.25% Sr. Unsec. Nts., 2/15/22                  74,000                 74,305
-------------------------------------------------------------------------------------------------
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20              264,000                269,687
                                                                                        ---------
                                                                                          343,992
-------------------------------------------------------------------------------------------------
MATERIALS--1.2%
-------------------------------------------------------------------------------------------------
CHEMICALS--0.3%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                      104,000                120,352
-------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                              379,000                394,497
-------------------------------------------------------------------------------------------------

16 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                 Principal
                                                                   Amount                 Value
-------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Mosaic Co. (The), 4.875% Sr. Unsec. Unsub. Nts., 11/15/41        $ 139,000              $ 138,688
                                                                                        ---------
                                                                                          653,537
-------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Crown Americas LLC/Crown Americas Capital Corp. III,
6.25% Sr. Unsec. Nts., 2/1/21                                      207,000                223,560
-------------------------------------------------------------------------------------------------
Rock-Tenn Co., 4.90% Sr. Unsec. Nts., 3/1/22(2)                     75,000                 75,007
-------------------------------------------------------------------------------------------------
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21(2)               181,000                204,304
                                                                                        ---------
                                                                                          502,871
-------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
ArcelorMittal, 6.25% Sr. Unsec. Unsub. Nts., 2/25/22               115,000                116,447
-------------------------------------------------------------------------------------------------
Cliffs Natural Resources, Inc., 6.25% Sr. Unsec. Unsub.
Nts., 10/1/40                                                       58,000                 61,625
-------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 3.55% Sr. Unsec.
Nts., 3/1/22                                                       153,000                147,186
-------------------------------------------------------------------------------------------------
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19              335,000                381,063
-------------------------------------------------------------------------------------------------
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12            216,000                220,213
-------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                               75,000                 81,910
6% Sr. Unsec. Unsub. Nts., 10/15/15                                177,000                195,405
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                               94,000                 95,743
-------------------------------------------------------------------------------------------------
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub.
Bonds, 11/15/16(2)                                                  35,000                 39,349
                                                                                        ---------
                                                                                        1,338,941
-------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
International Paper Co., 6% Sr. Unsec. Unsub. Nts.,
11/15/41                                                            93,000                101,006
-------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
-------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                        275,000                323,383
-------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30             142,000                209,014
-------------------------------------------------------------------------------------------------
CenturyLink, Inc., 7.65% Sr. Unsec. Unsub. Nts., 3/15/42           164,000                154,166
-------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25% Sr. Unsec. Nts.,
4/15/17                                                            230,000                248,400
-------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                226,000                263,070
-------------------------------------------------------------------------------------------------
Telecom Italia Capital SA:                                         278,000                297,460
7.175% Sr. Unsec. Unsub. Nts., 6/18/19
7.721% Sr. Unsec. Unsub. Nts., 6/4/38                               88,000                 86,240
-------------------------------------------------------------------------------------------------
Telefonica Emisiones SAU, 5.462% Sr. Unsec. Unsub. Nts.,
2/16/21                                                            315,000                306,656
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
2/15/38                                                            134,000                162,406
-------------------------------------------------------------------------------------------------
Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17           203,000                224,823
                                                                                        ---------
                                                                                        2,275,618
-------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
America Movil SAB de CV, 6.125% Sr. Unsec. Unsub. Nts.,
3/30/40                                                            100,000                116,783
-------------------------------------------------------------------------------------------------
UTILITIES--0.9%
-------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(2)           205,000                205,402
-------------------------------------------------------------------------------------------------
Edison International, 3.75% Sr. Unsec. Unsub. Nts.,
9/15/17                                                            174,000                182,727
-------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts.,
8/15/13                                                            239,000                243,156
-------------------------------------------------------------------------------------------------
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12             230,000                230,000
-------------------------------------------------------------------------------------------------

17 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount               Value
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Debs., 9/1/22                    $  37,000           $    44,969
------------------------------------------------------------------------------------------------
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(2)            322,000               347,822
                                                                                     -----------
                                                                                       1,254,076
------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                   212,000               225,720
------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Southwest Gas Corp., 3.875% Sr. Unsec. Unsub. Nts.,
4/1/22                                                             145,000               148,158
------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.1%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20                    194,000               212,821
------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.50% Sr. Unsec. Nts.,                  53,000                53,091
12/15/41
                                                                                     -----------
                                                                                         265,912
                                                                                     -----------
Total Non-Convertible Corporate Bonds and Notes (Cost $37,770,632)                    39,099,286

                                                                       Shares
-------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--6.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
 0.22% (11,12) (Cost $13,270,338)                                   13,270,338        13,270,338
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $225,314,760)                          113.3%      239,465,966
-------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                    (13.3)      (28,118,039)
                                                                    -----------------------------
NET ASSETS                                                               100.0%    $ 211,347,927
                                                                    -----------------------------
                                                                    -----------------------------

Footnotes to Statement of Investments

* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,386,495 or 5.86% of the Fund's net assets as of March 30, 2012.

3. Represents the current interest rate for a variable or increasing rate security.

4. Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $508,293, which represents 0.24% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                              UNREALIZED
                                             ACQUISITION                                     APPRECIATION
SECURITY                                        DATES             COST            VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Exeter Automobile
Receivables Trust, Automobile
Receivable Nts., Series 2012-1A, Cl.
A, 2.02%, 8/15/16                                 2/23/12       $ 167,239       $ 167,205     $        (34)
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series
2007-LDPX, Cl. A2S2, 5.187%, 1/1/49               7/14/10         112,999         116,146            3,147
Santander Drive Auto Receivables Trust
2011-S1A, Automobile Receivables Nts.,
Series 2011-S1A, Cl. D, 3.10%, 5/15/17      2/4/11-2/9/12         225,747         224,942             (805)
                                                                ------------------------------------------
                                                                $ 505,985       $ 508,293     $      2,308
                                                                ==========================================

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,825,923 or 1.34% of the Fund's net assets as of March 30, 2012.

18 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $127,215 or 0.06% of the Fund's net assets as of March 30, 2012.

8. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

9. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $222,331. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                  SHARES               GROSS            GROSS             SHARES
                                          DECEMBER 30, 2011 (a)      ADDITIONS       REDUCTIONS       MARCH 30,2012
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                               32,784,414         16,818,721       36,332,797          13,270,338

                                                                                      Value                 Income
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                $  13,270,338            $  9,419

a. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

12. Rate shown is the 7-day yield as of March 30, 2012.

FUTURES CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                                                                                      UNREALIZED
                                                          NUMBER OF    EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                      BUY/SELL        CONTRACTS       DATE          VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                                Buy               16       6/20/12  $    2,204,000   $      (31,938)
U.S. Treasury Nts., 2 yr.                     Sell               47       6/29/12      10,346,609            6,906
U.S. Treasury Nts., 5 yr.                     Sell               33       6/29/12       4,043,789           21,355
U.S. Treasury Nts., 10 yr.                    Sell               14       6/20/12       1,812,781           22,422
U.S. Treasury Ultra Bonds                      Buy               21       6/20/12       3,170,344         (133,243)
                                                                                                     -------------
                                                                                                     $    (114,498)
                                                                                                     =============

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase

19 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
----------------------------------------------------------------------
Purchased securities                                      $30,575,007
----------------------------------------------------------------------
Sold securities                                               708,852
----------------------------------------------------------------------

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation

20 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

VALUATION METHODS AND INPUTS

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.


                                             STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY
SECURITY TYPE                                PRICING VENDORS
-------------------------------------------- -------------------------------------------------------
Corporate debt, government debt,             Reported trade data, broker-dealer price quotations,
municipal, mortgage-backed and               benchmark yields, issuer spreads on comparable
asset-backed securities                      securities, the credit quality, yield, maturity, and
                                             other appropriate factors.

Loans                                        Information obtained from market participants regarding
                                             reported trade data and broker-dealer price quotations.

Event-linked bonds                           Information obtained from market participants regarding
                                             reported trade data and broker-dealer price quotations.

21 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                                                  LEVEL 2-
                                                                     OTHER            LEVEL 3-
                                              LEVEL 1-         SIGNIFICANT         SIGNIFICANT
                                            UNADJUSTED          OBSERVABLE        UNOBSERVABLE
                                         QUOTED PRICES              INPUTS              INPUTS              VALUE
-----------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary            $      11,483,700      $           --       $            --        $    11,483,700
   Consumer Staples                         10,946,927                  --                    --             10,946,927
   Energy                                   15,776,072                  --                    --             15,776,072
   Financials                               29,628,138                  --                    --             29,628,138
   Health Care                              15,036,053                  --                    --             15,036,053
   Industrials                              13,415,755                  --                    --             13,415,755
   Information Technology                   11,165,934                  --                    --             11,165,934
   Materials                                 5,102,543                  --                    --              5,102,543

22 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  LEVEL 2-
                                                                     OTHER            LEVEL 3-
                                              LEVEL 1-         SIGNIFICANT         SIGNIFICANT
                                             UNADJUSTED         OBSERVABLE        UNOBSERVABLE
                                          QUOTED PRICES             INPUTS              INPUTS              VALUE
-----------------------------------------------------------------------------------------------------------------
   Telecommunication Services                 1,568,253                 --                  --          1,568,253
   Utilities                                  8,996,517                 --                  --          8,996,517
Asset-Backed Securities                              --          8,467,502                  --          8,467,502
Mortgage-Backed Obligations                          --         53,960,452                  --         53,960,452
U.S. Government Obligations                          --          1,548,496                  --          1,548,496
Non-Convertible Corporate Bonds and
Notes                                                --         39,099,286                  --         39,099,286
Investment Company                           13,270,338                 --                  --         13,270,338
                                     ----------------------------------------------------------------------------
Total Investments, at Value                 136,390,230        103,075,736                  --        239,465,966
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                  11,479                 --                  --             11,479
                                     ----------------------------------------------------------------------------
Total Assets                         $      136,401,709      $ 103,075,736        $         --     $  239,477,445
                                     ----------------------------------------------------------------------------


LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                      $         (54,189)      $          --        $         --     $     (54,189)
                                     ----------------------------------------------------------------------------
Total Liabilities                    $         (54,189)      $          --        $         --     $     (54,189)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In

23 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

     addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert

24 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.


During the period ended March 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to sell of $224,816.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

As of March 30, 2012, the Fund had no outstanding forward contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $6,834,945 and $17,976,676 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The

25 | Oppenheimer Balanced Fund/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     225,555,345
Federal tax cost of other investments               (10,714,337)
                                              -----------------
Total federal tax cost                        $     214,841,008
                                              =================

Gross unrealized appreciation                 $      16,087,463
Gross unrealized depreciation                        (2,291,340)
                                              -----------------
Net unrealized appreciation                   $      13,796,123
                                              =================

26 | Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)


                                                             Shares          Value
-------------------------------------------------------------------------------------
COMMON STOCKS-99.3%
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-15.9%
-------------------------------------------------------------------------------------
AUTO COMPONENTS-1.0%
Johnson Controls, Inc.                                     316,740        $10,287,715
-------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-3.4%
McDonald's Corp.                                           248,750         24,402,375
-------------------------------------------------------------------------------------
Yum! Brands, Inc.                                          150,620         10,721,132
                                                                           ----------
                                                                           35,123,507
-------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL-1.4%
Amazon.com, Inc.(1)                                         73,994         14,984,525
-------------------------------------------------------------------------------------
MEDIA-1.6%
Walt Disney Co. (The)                                      388,450         17,006,341
-------------------------------------------------------------------------------------
SPECIALTY RETAIL-4.5%
Bed Bath & Beyond, Inc.(1)                                  88,050          5,791,049
-------------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                               185,490         16,944,512
-------------------------------------------------------------------------------------
Tiffany & Co.                                              142,930          9,880,751
-------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                       358,540         14,237,623
                                                                           ----------
                                                                           46,853,935
-------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-4.0%
Coach, Inc.                                                197,650         15,274,392
-------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                          147,620         16,007,913
-------------------------------------------------------------------------------------
Ralph Lauren Corp.                                          58,400         10,180,872
                                                                           ----------
                                                                           41,463,177
-------------------------------------------------------------------------------------
CONSUMER STAPLES-11.8%
-------------------------------------------------------------------------------------
BEVERAGES-3.9%
Brown-Forman Corp., Cl. B                                  114,950          9,585,681
-------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                        228,840         16,936,448
-------------------------------------------------------------------------------------
SABMiller plc                                              354,950         14,247,393
                                                                           ----------
                                                                           40,769,522
-------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-2.0%
Costco Wholesale Corp.                                     224,100         20,348,280
-------------------------------------------------------------------------------------
FOOD PRODUCTS-2.7%
Mead Johnson Nutrition Co., Cl. A                          112,540          9,282,299
-------------------------------------------------------------------------------------
Nestle SA                                                  242,678         15,269,869
-------------------------------------------------------------------------------------
Unilever NV CVA                                             98,224          3,342,516
                                                                           ----------
                                                                           27,894,684
-------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.4%
Colgate-Palmolive Co.                                      150,880         14,753,046
-------------------------------------------------------------------------------------
PERSONAL PRODUCTS-0.9%
Estee Lauder Cos., Inc. (The), Cl. A                       146,750          9,089,695
-------------------------------------------------------------------------------------
TOBACCO-0.9%
Philip Morris International, Inc.                          111,910          9,916,345
-------------------------------------------------------------------------------------
ENERGY-10.8%
-------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-5.1%
Cameron International Corp.(1)                             222,310         11,744,637
-------------------------------------------------------------------------------------
Ensco plc, Sponsored ADR                                   187,140          9,905,320
-------------------------------------------------------------------------------------
National Oilwell Varco, Inc.                               174,650         13,879,436
-------------------------------------------------------------------------------------
Schlumberger Ltd.                                          250,260         17,500,682
                                                                           ----------
                                                                           53,030,075

1 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)


                                                             Shares          Value
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS-5.7%
Apache Corp.                                               116,920        $11,743,445
--------------------------------------------------------------------------------------
Chevron Corp.                                              147,540         15,822,190
-------------------------------------------------------------------------------------
ConocoPhillips                                             119,730          9,100,677
-------------------------------------------------------------------------------------
Noble Energy, Inc.                                          50,300          4,918,334
-------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                 188,300         17,931,809
                                                                           ----------
                                                                           59,516,455
-------------------------------------------------------------------------------------
FINANCIALS-1.9%
-------------------------------------------------------------------------------------
COMMERCIAL BANKS-0.8%
Standard Chartered plc                                     321,920          8,032,553
-------------------------------------------------------------------------------------
CONSUMER FINANCE-1.1%
American Express Co.                                       197,380         11,420,407
-------------------------------------------------------------------------------------
HEALTH CARE-11.2%
-------------------------------------------------------------------------------------
BIOTECHNOLOGY-1.8%
Alexion Pharmaceuticals, Inc.(1)                            69,370          6,441,698
-------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.(1)                            307,110         12,594,581
                                                                           ----------
                                                                           19,036,279
-------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.4%
Baxter International, Inc.                                 246,500         14,735,770
-------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-0.9%
Mettler-Toledo International, Inc.(1)                       48,150          8,895,713
-------------------------------------------------------------------------------------
PHARMACEUTICALS-7.1%
Allergan, Inc.                                             227,990         21,757,086
-------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                   461,380         15,571,575
-------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                     129,825         17,974,695
-------------------------------------------------------------------------------------
Perrigo Co.                                                 61,270          6,329,804
-------------------------------------------------------------------------------------
Roche Holding AG                                            71,931         12,518,400
                                                                           ----------
                                                                          74,151,560
-------------------------------------------------------------------------------------
INDUSTRIALS-14.4%
-------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-2.7%
Precision Castparts Corp.                                   79,690         13,778,401
-------------------------------------------------------------------------------------
United Technologies Corp.                                  170,310         14,125,511
                                                                         ------------
                                                                           27,903,912
-------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-1.3%
United Parcel Service, Inc., Cl. B                         172,300         13,908,056
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-1.1%
Emerson Electric Co.                                       211,990         11,061,638
-------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-1.6%
Danaher Corp.                                              298,210         16,699,760
-------------------------------------------------------------------------------------
MACHINERY-5.7%
Caterpillar, Inc.                                          135,150         14,396,178
-------------------------------------------------------------------------------------
Cummins, Inc.                                               63,250          7,592,530
-------------------------------------------------------------------------------------
Deere & Co.                                                127,680         10,329,312
-------------------------------------------------------------------------------------
Joy Global, Inc.                                           162,747         11,961,905
-------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                      181,380         15,335,679
                                                                           ----------
                                                                           59,615,604
-------------------------------------------------------------------------------------
ROAD & RAIL-2.0%
Hunt (J.B.) Transport Services, Inc.                        48,760          2,651,081
-------------------------------------------------------------------------------------

2 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)


                                                                        Shares        Value
----------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
Union Pacific Corp.                                                  169,780       $18,247,954
                                                                                   -----------
                                                                                    20,899,035
----------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-29.1%
----------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-5.6%
Juniper Networks, Inc.(1)                                            480,380        10,991,094
----------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                       699,950        47,610,599
                                                                                    ----------
                                                                                    58,601,693
----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-8.8%
Apple, Inc.(1)                                                       144,040        86,347,659
----------------------------------------------------------------------------------------------
SanDisk Corp.(1)                                                     104,510         5,182,651
                                                                                    ----------
                                                                                    91,530,310
----------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.0%
Corning, Inc.                                                        776,930        10,939,174
----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-4.4%
eBay, Inc.(1)                                                        424,910        15,674,930
----------------------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                                               46,980         30,125,455
                                                                                    ----------
                                                                                    45,800,385
----------------------------------------------------------------------------------------------

IT SERVICES-3.2%
International Business Machines Corp.                                55,840         11,651,016
----------------------------------------------------------------------------------------------

Teradata Corp.(1)                                                    134,950         9,196,843
----------------------------------------------------------------------------------------------
Visa, Inc., Cl. A                                                    102,187        12,058,066
                                                                                    ----------
                                                                                    32,905,925
----------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.1%
Broadcom Corp., Cl. A                                                359,940        14,145,642
----------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                              219,590         7,380,420
                                                                                     ---------
                                                                                    21,526,062
----------------------------------------------------------------------------------------------
SOFTWARE-4.0%
Intuit, Inc.                                                         269,070        16,179,179
----------------------------------------------------------------------------------------------
Oracle Corp.                                                         408,350        11,907,486
----------------------------------------------------------------------------------------------
Vmware, Inc., Cl. A(1)                                               121,260        13,625,986
                                                                                    ----------
                                                                                    41,712,651
----------------------------------------------------------------------------------------------
MATERIALS-4.2%
----------------------------------------------------------------------------------------------
CHEMICALS-3.8%
Ecolab, Inc.                                                         192,860        11,903,319
----------------------------------------------------------------------------------------------
Monsanto Co.                                                         130,600        10,416,656
----------------------------------------------------------------------------------------------
Praxair, Inc.                                                        155,372        17,811,846
                                                                                    ----------
                                                                                    40,131,821
----------------------------------------------------------------------------------------------
METALS & MINING-0.4%
Freeport-McMoRan Copper & Gold, Inc., Cl. B                          103,550         3,939,042
                                                                                    ----------
Total Common Stocks (Cost $671,295,999)                                          1,034,484,652
----------------------------------------------------------------------------------------------
INVESTMENT COMPANY-0.5%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.22% (2,3) (Cost $5,157,883)                                      5,157,883         5,157,883

3 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                     Value
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $676,453,882)   99.8%          $ 1,039,642,535
--------------------------------------------------------------------------------
Other Assets Net of Liabilities                    0.2                 2,277,542
                                                 -------------------------------
Net Assets                                       100.0%          $ 1,041,920,077
                                                 ===============================

Footnotes to Statement of Investments

------

* March 30, 2012 represents the last business day of the Fund's quarterly period.

   See accompanying Notes.

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                             SHARES               GROSS                 GROSS            SHARES
                                                    DECEMBER 30, 2011(A)        ADDITIONS            REDUCTIONS      MARCH  30, 2012
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E  8,136,365                   48,485,028           51,463,510        5,157,883


                                                                                                      VALUE        INCOME
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                    $ 5,157,883  $  1,620


A. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

3.   Rate shown is the 7-day yield as of March 30, 2012.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                                 CONTRACT AMOUNT                          EXPIRATION              UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION          BUY/SELL          (000'S)           DATE            VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK CAPITAL CORP.
Swiss Franc (CHF)                          Sell                   226  CHF      4/2/12       $  250,790           $        797
------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE
Danish Krone (DKK)                         Sell                   928  DKK      4/2/12          166,266                    140
------------------------------------------------------------------------------------------------------------------------------
NOMURA SECURITIES
Euro (EUR)                                 Sell                   823  EUR      4/2/12        1,097,738                  2,088
STATE STREET
------------------------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)               Sell                    82  GBP      4/2/12          131,515                    996
                                                                                                                  ------------
Total unrealized depreciation                                                                                     $      4,021
                                                                                                                  ============

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are

4 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S.dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

5 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                  STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
----------------------------------------------------------------------------------------------------------
Corporate debt,government      Reported trade data, broker-dealer price quotations, benchmark
debt, municipal, mortgage-     yields, issuer spreads on comparable securities, the credit quality, yield,
backed and asset-backed        maturity, and other appropriate factors.
securities

Loans                          Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds             Information obtained from market participants regarding
                               reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (Including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

6 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:


                              LEVEL 1-                          LEVEL 2-                  LEVEL 3-
                            UNADJUSTED                     OTHER SIGNIFICANT            SIGNIFICANT
                           QUOTED PRICES                    OBSERVABLE INPUTS       UNOBSERVABLE INPUTS  VALUE
------------------------------------------------------------------------------------------------------------------------

ASSETS TABLE
INVESTMENTS,
AT VALUE:
Common
 Stocks
    Consumer
    Discretionary           $  165,719,200                            $    -                      $   -   $  165,719,200
    Consumer
    Staples                    122,771,572                                 -                          -      122,771,572
    Energy                     112,546,530                                 -                          -      112,546,530
    Financials                  19,452,960                                 -                          -       19,452,960
    Health Care                116,819,322                                 -                          -      116,819,322
    Industrials                150,088,005                                 -                          -      150,088,005
    Information
    Technology                 303,016,200                                 -                          -      303,016,200
    Materials                   44,070,863                                 -                          -       44,070,863
Investment
 Company                         5,157,883                                 -                          -        5,157,883
                            --------------------------------------------------------------------------------------------
Total Assets                $1,039,642,535                            $    -                      $   -   $1,039,642,535

LIABILITIES TABLE
OTHER FINANCIAL
 INSTRUMENTS:
Foreign
currency
exchange
 contracts                  $            -                            $ (4,021)                   $   -   $       (4,021)
                            ---------------------------------------------------------------------------------------------
Total
Liabilities                 $            -                            $ (4,021)                       -   $       (4,021)


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.


                      TRANSFERS INTO LEVEL 1*     TRANSFERS OUT OF LEVEL 2*
---------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Staples              $ 13,234,908                 $ (13,234,908)
   Financials                       5,760,745                    (5,760,745)
                                 -------------------------------------------
Total Assets                     $ 18,995,653                 $ (18,995,653)

-----------
* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

7 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK.Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade,higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

8 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Capital Appreciation Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts
("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended March 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $116,114 and $1,235,980, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $      678,901,480
                                   ==================

Gross unrealized appreciation      $      370,215,403
Gross unrealized depreciation              (9,474,348)
                                   ------------------
Net unrealized appreciation        $      360,741,055
                                   ==================

9 | Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-9.9%
AESOP Funding II LLC, Automobile Receivables Nts., Series
2011-1A, Cl. A, 1.85%, 11/20/13(1)                                                         $   235,000             $   235,738
------------------------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-Backed Certificates,
Series 2010-3, Cl. A, 2.88%, 4/15/15(1)                                                        710,000                 722,924
------------------------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust, Asset-Backed Nts., Series 2011-1,
Cl. A2, 2.15%, 1/15/16                                                                         230,000                 234,995
------------------------------------------------------------------------------------------------------------------------------
Ally Master Owner Trust, Automobile Receivables Nts., Series
2011-4, Cl. A2, 1.54%, 9/15/16                                                                 545,000                 548,750
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                                                                  7,682                   7,713
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-1,
Automobile Receivables-Backed Nts., Series 2010-1, Cl. D,
6.65%, 7/17/17                                                                                 300,000                 326,899
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-2,
Automobile Receivables-Backed Nts.:
Series 2010-2, Cl. C, 4.52%, 10/8/15                                                           430,000                 452,431
Series 2010-2, Cl. D, 6.24%, 6/8/16                                                            275,000                 301,442
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-3,
Automobile Receivables-Backed Nts., Series 2010-3, Cl. A2,
0.77%, 12/9/13                                                                                  95,699                  95,725
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl. D,
4.20%, 11/8/16                                                                                 755,000                 792,886
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-1,
Automobile Receivables-Backed Nts., Series 2011-1, Cl. D,
4.26%, 2/8/17                                                                                  120,000                 126,321
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-2,
Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15                                                          140,000                 141,211
Series 2011-2, Cl. B, 2.33%, 3/8/16                                                            440,000                 447,552
Series 2011-2, Cl. D, 4%, 5/8/17                                                               405,000                 425,085
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-4,
Automobile Receivables-Backed Nts., Series 2011-4, Cl. D,
4.08%, 7/10/17                                                                                 650,000                 650,806
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-5,
Automobile Receivables-Backed Nts.:
Series 2011-5, Cl. D, 1.55%, 7/8/16                                                            360,000                 363,836
Series 2011-5, Cl. D, 5.05%, 12/8/17                                                           435,000                 452,678
------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%,
10/8/13                                                                                            138                     138
------------------------------------------------------------------------------------------------------------------------------
Avis Budget Rental Car Funding AESOP LLC, Automobile
Receivable Nts.:
Series 2011-2A, Cl. A, 2.37%, 11/20/14(1)                                                      455,000                 461,961
Series 2012-1A, Cl. A, 2.044%, 8/20/16(1)                                                      345,000                 345,842
------------------------------------------------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A,
Cl. 1, 5.43%, 7/20/15(1)                                                                        98,136                 102,876
------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                                      310,000                 323,470

1 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(1)                                                $   915,000             $ 1,004,877
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(1)                                                   665,000                 728,583
------------------------------------------------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
Series 2011-1, Cl. 1A, 1.042%, 1/20/41(2)                                                      465,000                 465,421
------------------------------------------------------------------------------------------------------------------------------
Credit Acceptance Auto Loan Trust, Automobile Receivable
Nts., Series 2012-1A, Cl. A, 2.20%, 9/16/19(1)                                                 260,000                 259,948
------------------------------------------------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                                                     400,000                 405,924
------------------------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2009-1, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(1)                                                      117,819                 118,222
------------------------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(1)                                                       570,000                 571,795
------------------------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts.,
Series 2011-2A, Cl. C, 3.05%, 7/15/13(1)                                                       134,000                 133,933
------------------------------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts.,
Series 2011-3A, Cl. C, 4.03%, 12/15/41(1)                                                      435,000                 435,444
------------------------------------------------------------------------------------------------------------------------------
Exeter Automobile Receivables Trust, Automobile Receivable
 Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16(3)                                                353,593                 353,519
------------------------------------------------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15                                         239,374                 239,230
------------------------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-
Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                                             490,000                 501,482
------------------------------------------------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust, Automobile
Receivable Nts., Series 2012-1, Cl. A, 0.712%, 1/15/16(2)                                      685,000                 687,638
------------------------------------------------------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust, Asset-Backed
Securities, Series 2009-2A, Cl. A, 2.024%, 10/20/14(1),(2)                                     460,000                 463,752
------------------------------------------------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(1)                                                    1,015,000               1,033,492
------------------------------------------------------------------------------------------------------------------------------
Rental Car Finance Corp., Automobile Receivable Nts., Series
2011-1A, Cl. A1, 2.51%, 2/25/16(1)                                                             365,000                 365,414
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-2, Automobile
 Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13                                       105,967                 105,990
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17                                        485,000                 486,502
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-A, Automobile
Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13(1)                                     126,069                 126,271
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17                                         465,000                 467,033
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-4, Automobile
Receivables Nts., Series 2011-4, Cl. A3, 1.64%, 9/15/15                                         40,000                  40,119
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17(3)                         432,902                 431,889
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S2A,
Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%,
6/15/17(1)                                                                                     336,006                 335,586
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2012-1, Automobile
Receivables Nts., Series 2012-1, Cl. A2, 1.25%, 4/15/15                                        345,000                 345,055
------------------------------------------------------------------------------------------------------------------------------

2 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2012-2, Automobile
Receivables Nts., Series 2012-2, Cl. D, 5%, 2/15/18                                        $   515,000             $   516,185
------------------------------------------------------------------------------------------------------------------------------
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14(1)                                     205,000                 205,471
                                                                                                                   -----------
Total Asset-Backed Securities (Cost $18,261,563)                                                                    18,390,054
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-63.0%
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY-50.5%
------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-50.1%
Federal Home Loan Mortgage Corp.:
4.50%, 4/1/42(4)                                                                             3,455,000               3,664,459
5%, 12/15/34                                                                                    17,743                  19,158
5.50%, 9/1/39                                                                                1,225,307               1,334,622
6%, 5/15/18-10/15/29                                                                         2,323,994               2,569,237
6.50%, 4/15/18-4/1/34                                                                          547,607                 616,416
7%, 8/15/16-10/1/37                                                                            650,449                 750,035
8%, 4/1/16                                                                                     152,088                 164,442
9%, 8/1/22-5/1/25                                                                               58,549                  67,576
10.50%, 11/14/20                                                                                 2,594                   3,145
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                  15,012                  17,422
Series 1674, Cl. Z, 6.75%, 2/15/24                                                              44,582                  51,305
Series 2006-11, Cl. PS, 23.68%, 3/25/36(2)                                                     371,216                 563,638
Series 2034, Cl. Z, 6.50%, 2/15/28                                                               5,459                   6,260
Series 2042, Cl. N, 6.50%, 3/15/28                                                              15,751                  18,058
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                            634,842                 739,308
Series 2046, Cl. G, 6.50%, 4/15/28                                                              40,721                  46,673
Series 2053, Cl. Z, 6.50%, 4/15/28                                                               6,531                   7,491
Series 2066, Cl. Z, 6.50%, 6/15/28                                                             707,894                 811,884
Series 2195, Cl. LH, 6.50%, 10/15/29                                                           531,790                 610,353
Series 2220, Cl. PD, 8%, 3/15/30                                                                 2,670                   3,180
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                            152,611                 175,814
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                            726,064                 837,875
Series 2470, Cl. LF, 1.242%, 2/15/32(2)                                                          6,308                   6,441
Series 2500, Cl. FD, 0.742%, 3/15/32(2)                                                        144,118                 145,320
Series 2526, Cl. FE, 0.642%, 6/15/29(2)                                                        203,427                 204,408
Series 2538, Cl. F, 0.842%, 12/15/32(2)                                                        783,052                 789,452
Series 2551, Cl. FD, 0.642%, 1/15/33(2)                                                        134,015                 134,654
Series 2936, Cl. PE, 5%, 2/1/35                                                                 69,000                  77,835
Series 3019, Cl. MD, 4.75%, 1/1/31                                                              26,830                  26,825
Series 3025, Cl. SJ, 23.864%, 8/15/35(2)                                                        72,872                 114,190
Series 3094, Cl. HS, 23.497%, 6/15/34(2)                                                       212,489                 305,728
Series 3242, Cl. QA, 5.50%, 3/1/30                                                              13,139                  13,136
Series 3822, Cl. JA, 5%, 6/1/40                                                                 56,076                  60,302
Series 3848, Cl. WL, 4%, 4/1/40                                                                 63,040                  66,307
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 205, Cl. IO, 14.033%, 9/1/29(5)                                                          18,716                   3,508
Series 206, Cl. IO, 0%, 12/1/29(5),(6)                                                         231,830                  52,852
Series 2074, Cl. S, 63.784%, 7/17/28(5)                                                          3,975                     818

3 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2079, Cl. S, 75.054%, 7/17/28(5)                                                    $     6,867             $     1,465
Series 2130, Cl. SC, 50.741%, 3/15/29(5)                                                       261,327                  49,101
Series 243, Cl. 6, 0.583%, 12/15/32(5)                                                         254,308                  57,555
Series 2526, Cl. SE, 42.936%, 6/15/29(5)                                                         9,187                   1,894
Series 2527, Cl. SG, 52.403%, 2/15/32(5)                                                        36,262                      90
Series 2531, Cl. ST, 99.999%, 2/15/30(5)                                                        74,043                   1,366
Series 2796, Cl. SD, 63.687%, 7/15/26(5)                                                       415,958                  74,427
Series 2802, Cl. AS, 88.239%, 4/15/33(5)                                                       198,152                  12,443
Series 2819, Cl. S, 58.42%, 6/15/34(5)                                                          87,350                  15,549
Series 2920, Cl. S, 66.483%, 1/15/35(5)                                                      1,573,764                 312,381
Series 3004, Cl. SB, 99.999%, 7/15/35(5)                                                        89,262                  15,556
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                                                       232,373                  29,792
Series 3450, Cl. BI, 10.188%, 5/15/38(5)                                                     1,023,504                 142,300
Series 3451, Cl. SB, 15.774%, 5/15/38(5)                                                       247,182                  30,634
Series 3662, Cl. SM, 24.714%, 10/15/32(5)                                                      734,996                 100,431
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 3.857%, 6/1/26(7)                                     97,403                  86,065
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
2.50%, 4/1/27(4)                                                                             7,160,000               7,260,688
2.647%, 10/1/36(2)                                                                             179,339                 191,629
3.50%, 4/1/27(4)                                                                             3,785,000               3,970,702
4%, 4/1/27-4/1/42(4)                                                                         8,650,000               9,077,123
4.50%, 4/1/27-4/1/42(4)                                                                     11,345,000              12,079,457
5%, 2/25/22-7/25/22                                                                             14,476                  15,679
5%, 4/1/42(4)                                                                                9,533,000              10,298,621
5.50%, 4/1/42(4)                                                                             5,039,000               5,490,936
6%, 4/1/42(4)                                                                                1,170,000               1,289,194
6.50%, 5/25/17-1/1/34                                                                          966,270               1,062,858
6.50%, 4/1/42(4)                                                                             1,331,000               1,490,928
7%, 11/1/17-7/25/35                                                                            452,046                 501,740
7.50%, 1/1/33                                                                                   10,776                  12,861
8.50%, 7/1/32                                                                                   16,961                  20,717
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 15 yr., 3%, 4/1/27(4)                                       7,875,000               8,154,316
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 30 yr., 3.50%, 4/1/42(4)                                    1,395,000               1,432,927
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                                                            8,814                   9,706
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                           526,508                 600,226
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                         421,635                 483,391
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                            208,652                 235,674
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                         342,541                 392,403
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                              18,251                  19,513
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                          26,778                  31,101
Trust 2001-74, Cl. QE, 6%, 12/25/31                                                            599,933                 679,202
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                               9,517                  10,319
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                        3,964,000               4,408,763
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                          1,276,387               1,368,428
Trust 2004-9, Cl. AB, 4%, 7/1/17                                                               136,305                 136,972

4 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2005-30, Cl. CU, 5%, 4/1/29                                                          $    18,635             $    18,638
Trust 2006-46, Cl. SW, 23.313%, 6/25/36(2)                                                     267,056                 403,257
Trust 2006-50, Cl. KS, 23.314%, 6/25/36(2)                                                     393,164                 594,910
Trust 2007-42, Cl. A, 6%, 2/1/33                                                               643,237                 676,644
Trust 2009-36, Cl. FA, 1.182%, 6/25/37(2)                                                      534,052                 542,079
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Trust 2001-61, Cl. SH, 40.476%, 11/18/31(5)                                                     23,562                   4,554
Trust 2001-63, Cl. SD, 38.215%, 12/18/31(5)                                                      7,607                   1,404
Trust 2001-65, Cl. S, 39.096%, 11/25/31(5)                                                     591,165                 114,875
Trust 2001-68, Cl. SC, 28.357%, 11/25/31(5)                                                      4,986                     951
Trust 2001-81, Cl. S, 30.535%, 1/25/32(5)                                                      162,092                  34,127
Trust 2002-28, Cl. SA, 38.231%, 4/25/32(5)                                                       4,583                     907
Trust 2002-38, Cl. SO, 51.636%, 4/25/32(5)                                                      11,329                   2,186
Trust 2002-39, Cl. SD, 42.637%, 3/18/32(5)                                                       7,491                   1,534
Trust 2002-47, Cl. NS, 36.139%, 4/25/32(5)                                                     456,005                  92,508
Trust 2002-48, Cl. S, 35.588%, 7/25/32(5)                                                        7,458                   1,482
Trust 2002-51, Cl. S, 36.394%, 8/25/32(5)                                                      418,614                  84,922
Trust 2002-52, Cl. SD, 40.081%, 9/25/32(5)                                                     527,219                 109,085
Trust 2002-52, Cl. SL, 38.26%, 9/25/32(5)                                                        4,737                     961
Trust 2002-53, Cl. SK, 40.785%, 4/25/32(5)                                                      26,100                   5,464
Trust 2002-56, Cl. SN, 37.706%, 7/25/32(5)                                                      10,168                   2,022
Trust 2002-60, Cl. SM, 36.602%, 8/25/32(5)                                                      80,199                  13,473
Trust 2002-7, Cl. SK, 37.759%, 1/25/32(5)                                                       36,602                   6,153
Trust 2002-77, Cl. BS, 30.399%, 12/18/32(5)                                                     47,946                   8,566
Trust 2002-77, Cl. IS, 48.101%, 12/18/32(5)                                                     19,300                   4,026
Trust 2002-77, Cl. JS, 28.715%, 12/18/32(5)                                                     78,987                  13,427
Trust 2002-77, Cl. SA, 30.62%, 12/18/32(5)                                                      76,692                  13,749
Trust 2002-77, Cl. SH, 41.557%, 12/18/32(5)                                                    221,852                  45,949
Trust 2002-84, Cl. SA, 41.651%, 12/25/32(5)                                                    548,645                  99,454
Trust 2002-9, Cl. MS, 32.761%, 3/25/32(5)                                                        8,452                   1,719
Trust 2002-90, Cl. SN, 37.837%, 8/25/32(5)                                                      41,258                   6,931
Trust 2002-90, Cl. SY, 44.156%, 9/25/32(5)                                                      27,459                   4,615
Trust 2003-26, Cl. DI, 9.412%, 4/25/33(5)                                                       18,286                   3,307
Trust 2003-33, Cl. SP, 42.058%, 5/25/33(5)                                                     595,334                  87,822
Trust 2003-4, Cl. S, 37.313%, 2/25/33(5)                                                       378,216                  61,982
Trust 2003-89, Cl. XS, 99.999%, 11/25/32(5)                                                    211,527                   8,775
Trust 2004-54, Cl. DS, 50.035%, 11/25/30(5)                                                    371,671                  68,418
Trust 2005-14, Cl. SE, 45.486%, 3/25/35(5)                                                     307,177                  49,056
Trust 2005-40, Cl. SA, 60.929%, 5/25/35(5)                                                     858,636                 164,384
Trust 2005-40, Cl. SB, 72.545%, 5/25/35(5)                                                      40,743                   7,805
Trust 2005-71, Cl. SA, 65.826%, 8/25/25(5)                                                   1,001,232                 135,793
Trust 2005-93, Cl. SI, 24.007%, 10/25/35(5)                                                    825,329                 117,874
Trust 2006-129, Cl. SM, 27.131%, 1/25/37(5)                                                    340,189                  52,369
Trust 2006-60, Cl. DI, 42.051%, 4/25/35(5)                                                     205,903                  27,695

5 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2008-46, Cl. EI, 9.748%, 6/25/38(5)                                                  $ 1,020,525             $   145,449
Trust 2008-55, Cl. SA, 23.088%, 7/25/38(5)                                                     167,498                  23,125
Trust 2008-67, Cl. KS, 62.835%, 8/25/34(5)                                                   1,726,688                 137,516
Trust 2009-8, Cl. BS, 17.59%, 2/25/24(5)                                                       515,739                  55,506
Trust 221, Cl. 2, 39.14%, 5/1/23(5)                                                              6,762                   1,477
Trust 222, Cl. 2, 24.997%, 6/1/23(5)                                                           752,771                 155,771
Trust 252, Cl. 2, 37.482%, 11/1/23(5)                                                          658,475                 145,687
Trust 294, Cl. 2, 14.444%, 2/1/28(5)                                                            73,560                  13,259
Trust 301, Cl. 2, 1.867%, 4/1/29(5)                                                              7,880                   1,466
Trust 303, Cl. IO, 6.757%, 11/1/29(5)                                                          116,254                  25,221
Trust 320, Cl. 2, 10.173%, 4/1/32(5)                                                           510,307                  96,247
Trust 321, Cl. 2, 1.429%, 4/1/32(5)                                                          1,573,917                 288,955
Trust 324, Cl. 2, 0.096%, 7/1/32(5)                                                             16,256                   3,071
Trust 331, Cl. 5, 2.706%, 2/1/33(5)                                                             22,513                   4,621
Trust 331, Cl. 9, 13.247%, 2/1/33(5)                                                           429,938                  85,698
Trust 334, Cl. 12, 4.69%, 2/1/33(5)                                                             40,137                   8,009
Trust 334, Cl. 17, 20.937%, 2/1/33(5)                                                          300,451                  63,581
Trust 339, Cl. 12, 2.498%, 7/1/33(5)                                                           568,336                 112,194
Trust 339, Cl. 7, 0%, 7/1/33(5),(6)                                                          1,314,282                 206,147
Trust 343, Cl. 13, 6.299%, 9/1/33(5)                                                           541,844                  88,822
Trust 343, Cl. 18, 1.072%, 5/1/34(5)                                                           148,184                  25,669
Trust 345, Cl. 9, 99.999%, 1/1/34(5)                                                           528,327                  74,402
Trust 351, Cl. 10, 10.518%, 4/1/34(5)                                                          200,566                  31,826
Trust 351, Cl. 8, 5.137%, 4/1/34(5)                                                            319,427                  51,552
Trust 356, Cl. 10, 0%, 6/1/35(5),(6)                                                           261,986                  41,069
Trust 356, Cl. 12, 0%, 2/1/35(5),(6)                                                           130,750                  20,325
Trust 362, Cl. 13, 1.46%, 8/1/35(5)                                                            468,680                  88,370
Trust 364, Cl. 15, 0%, 9/1/35(5),(6)                                                            27,856                   4,752
Trust 364, Cl. 16, 3.439%, 9/1/35(5)                                                           543,404                  96,186
Trust 365, Cl. 16, 4.251%, 3/1/36(5)                                                           857,513                 149,447
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.368%,
9/25/23(7)                                                                                     233,797                 196,331
                                                                                                                   -----------
                                                                                                                    92,874,853
------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED-0.4%
Government National Mortgage Assn.:
7%, 12/29/23-3/15/26                                                                            23,823                  27,613
8.50%, 8/1/17-12/15/17                                                                          84,462                  95,615
------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                             71,606                  84,526
Series 2000-7, Cl. Z, 8%, 1/16/30                                                               30,366                  36,491
------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 70.066%, 7/16/28(5)                                                     14,638                   3,167
Series 2001-21, Cl. SB, 90.72%, 1/16/27(5)                                                     525,516                  96,587
Series 2002-15, Cl. SM, 79.808%, 2/16/32(5)                                                    544,959                 103,401

6 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Series 2004-11, Cl. SM, 78.574%, 1/17/30(5)                                                $   434,330             $    94,345
Series 2007-17, Cl. AI, 21.527%, 4/16/37(5)                                                    164,510                  33,461
Series 2011-52, Cl. HS, 7.51%, 4/16/41(5)                                                    1,061,460                 249,138
                                                                                                                   -----------
                                                                                                                       824,344
------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY-12.5%
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL-8.6%
Asset Securitization Corp., Commercial Interest-Only Stripped
Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 1.485%,
4/14/29(5)                                                                                   2,843,556                 132,436
------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Trust 2007-1,
Commercial Mtg. Pass-Through Certificates, Series 2007-1,
Cl. A4, 5.451%, 1/1/49                                                                         710,000                 803,254
------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2007-3, Cl. A4, 5.633%,
6/1/49(2)                                                                                      385,000                 429,197
------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust 2007-
PWR17, Commercial Mtg. Pass-Through Certificates, Series
2007-PWR17, Cl. AM, 5.898%, 6/1/50(2)                                                          440,000                 462,490
------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-
CTL1, 0%, 6/22/24(1),(5),(6)                                                                 2,599,504                 129,715
------------------------------------------------------------------------------------------------------------------------------
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-
Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44(1)                                128,018                 128,656
------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-
Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                                    64,575                  63,275
------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-
Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37                                       306,227                 245,545
------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                     224,072                 226,232
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                                       875,000                 960,722
------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-
Through Certificates, Interest-Only Stripped Mtg.-Backed
Security, Series 2010-C1, Cl. XPA, 4.719%, 9/1/20(1),(5)                                     4,602,164                 319,574
------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                          495,641                 475,067
------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                       196,791                 125,162
------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through
Certificates, Series 2006-GG7, Cl. AM, 5.883%, 7/1/38(2)                                       850,000                 887,671
------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                                      1,280,000               1,418,586
------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39                                          495,000                 493,061
------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                                        332,431                 339,303
------------------------------------------------------------------------------------------------------------------------------

7 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Trust 2006-GG6, Commercial Mtg.
Pass-Through Certificates, Series 2006-GG6, Cl. AM, 5.622%,
4/1/38                                                                                     $   420,274             $   434,795
------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                                          355,361                 346,890
------------------------------------------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-
Through Certificates, Series 2005-AR23, Cl. 6A1, 5.051%,
11/1/35(2)                                                                                     640,045                 470,362
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(1)                                                      378,815                 382,676
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(3)                                                1,140,210               1,157,313
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37                                             633,022                 548,427
------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial
Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A4, 5.858%,
7/11/40                                                                                        880,000                 999,873
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1,
Cl. IO, 0%, 2/18/30(5),(6)                                                                   3,002,580                  44,362
------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24(1)                                126,440                  99,078
------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                             897,622                 923,514
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust 2006-C2, Commercial Mtg. Pass-
Through Certificates, Series 2006-C2, Cl. AM, 5.782%, 8/1/43                                   425,000                 442,072
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 5.882%, 6/1/49(2)                         490,000                 485,691
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 1999-C1,
Cl. X, 0%, 5/18/32(5),(6)                                                                   40,411,739                  80,136
------------------------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-
Through Certificates, Series 2007-6, Cl. 3A1, 4.957%, 7/1/37(2)                                584,791                 393,855
------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2007-C34,
Commercial Mtg. Pass-Through Certificates, Series 2007-C34,
Cl. A3, 5.678%, 5/1/46                                                                         520,000                 592,512
------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4,
2.46%, 12/1/35(2)                                                                              351,230                 307,673
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg.
Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.771%,
4/1/37(2)                                                                                      172,408                 151,113
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.021%,
11/1/37(2)                                                                                     436,828                 359,867
                                                                                                                   -----------
                                                                                                                    15,860,155

8 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY-0.5%
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-
Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.652%,
6/1/36(2)                                                                                  $   399,540             $   352,837
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.178%, 5/1/37(2)                                      151,451                 131,841
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.668%,
3/25/36(2)                                                                                     495,546                 424,118
                                                                                                                   -----------
                                                                                                                       908,796
------------------------------------------------------------------------------------------------------------------------------
OTHER-0.4%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39                                          700,000                 773,261
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 35.806%,
10/23/17(5)                                                                                        483                      39
------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security, Series1987-3, Cl. A, 3.315%,
10/23/17(7)                                                                                        715                     701
                                                                                                                   -----------
                                                                                                                       774,001
------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL-3.0%
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B, 0.342%, 9/25/36(2)                                       19,562                   6,438
------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2007-4, Cl. AM, 5.791%,
2/1/51(2)                                                                                      470,000                 471,872
------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding 2007-C Trust, Mtg. Pass-Through
Certificates, Series 2007-C, Cl. 1A4, 5.538%, 5/1/36(2)                                        155,000                 148,270
------------------------------------------------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2006-FRE1, Cl. A2, 0.352%, 7/25/36(2)                                     318,040                 293,345
------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-
Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35                                   221,479                 194,569
------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-30, Mtg. Pass-
Through Certificates, Series 2005-30, Cl. A5, 5.50%, 1/1/36                                    303,802                 300,463
------------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-
Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35                                    35,913                  35,808
------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-
Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37                                     361,771                 260,403
------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.982%, 2/25/33(2)                                                       10,578                  10,278
Series 2005-16, Cl. 2AF2, 5.343%, 5/1/36(2)                                                    408,144                 316,345
------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 0.362%, 6/25/47(2)                                       30,584                  27,358
------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                                              329,400                 319,625
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through
Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36                                           513,075                 454,520
------------------------------------------------------------------------------------------------------------------------------

9 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-
Through Certificates, Series 2006-WMC3, Cl. A3, 0.342%,
8/25/36(2)                                                                                 $    62,574             $    20,774
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-
Through Certificates, Series MLCC 2006-3, Cl. 2A1, 2.485%,
10/25/36(2)                                                                                     43,267                  39,652
------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligation Pass-
Through Certificates, Series 1999-I, Cl. ECFD, 3.405%,
1/25/29(3),(8)                                                                               3,370,016                 269,601
------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                          208,361                 216,129
------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates: Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                                            52,819                  35,922
------------------------------------------------------------------------------------------------------------------------------
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                           1,851                   1,259
------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                          23,077                  14,833
------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-
Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36                                  150,723                 120,388
------------------------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-
Through Certificates, Series 2004-5, Cl. 3A1, 2.53%, 5/1/34(2)                                 132,491                 127,316
------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 4A1,
2.634%, 2/1/37(2)                                                                               57,975                  41,586
------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1,
5.388%, 5/1/37(2)                                                                              803,829                 722,632
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-
Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1,
6.25%, 11/1/37                                                                                 344,122                 315,268
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg.
Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%,
10/25/35                                                                                       450,298                 456,459
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2,
5.669%, 10/1/36(2)                                                                             368,867                 334,867
                                                                                                                   -----------
                                                                                                                     5,555,980
                                                                                                                   -----------
Total Mortgage-Backed Obligations (Cost $117,062,127)                                                              116,798,129
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-2.1%
Federal Home Loan Mortgage Corp. Nts.:
2%, 8/25/16                                                                                    180,000                 187,245
2.375%, 1/13/22                                                                                894,000                 879,144
2.50%, 5/27/16                                                                                 255,000                 271,010
5%, 2/16/17                                                                                    295,000                 348,060
5.25%, 4/18/16(9)                                                                              515,000                 602,633
5.50%, 7/18/16                                                                                 295,000                 351,369
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
1.125%, 4/27/17                                                                                927,000                 921,914
5.375%, 6/12/17                                                                                260,000                 313,285
                                                                                                                   -----------
Total U.S. Government Obligations (Cost $3,782,502)                                                                  3,874,660

10 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-44.8%
------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-7.2%
------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS-0.2%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21                                         $   420,000             $   449,400
------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES-0.7%
Daimler Finance North America LLC, 2.30% Sr. Unsec. Nts., 1/9/15(1)                            349,000                 358,048
------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31                                         237,000                 345,144
------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21                                      513,000                 554,117
                                                                                                                   -----------
                                                                                                                     1,257,309
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                                     496,000                 544,360
------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.7%
Darden Restaurants, Inc., 4.50% Sr. Unsec. Unsub. Nts.,
10/15/21                                                                                       238,000                 244,537
------------------------------------------------------------------------------------------------------------------------------
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(1)                                   753,000                 828,109
------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec.
Unsub. Nts., 12/1/19                                                                           116,000                 138,040
                                                                                                                   -----------
                                                                                                                     1,210,686
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.8%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                                                 467,000                 491,518
------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13                                        438,000                 456,831
------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.: 5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                          152,000                 157,571
8% Sr. Unsec. Nts., 5/1/12                                                                     380,000                 381,940
                                                                                                                   -----------
                                                                                                                     1,487,860
------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.2%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                                                  395,000                 413,252
------------------------------------------------------------------------------------------------------------------------------
MEDIA-2.4%
CBS Corp., 3.375% Sr. Unsec. Unsub. Nts., 3/1/22                                               231,000                 223,360
------------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                                                          292,000                 423,937
------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                           430,000                 481,600
------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15% Sr. Unsec. Nts., 3/15/42(1)                                                              263,000                 256,364
7.625% Sr. Unsec. Unsub. Nts., 5/15/16                                                          46,000                  48,227
------------------------------------------------------------------------------------------------------------------------------
Dish DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21                                                  459,000                 496,868
------------------------------------------------------------------------------------------------------------------------------
Historic TW, Inc., 9.125% Debs., 1/15/13                                                       149,000                 158,170
------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
4% Sr. Nts., 3/15/22                                                                           135,000                 132,408
6.25% Sr. Unsec. Nts., 11/15/14                                                                190,000                 208,050
10% Sr. Unsec. Nts., 7/15/17                                                                   458,000                 526,700
------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41                                             162,000                 185,685
------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                     257,000                 343,472
------------------------------------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                                                   254,000                 273,439
6.50% Sr. Sec. Nts., 1/15/18                                                                   555,000                 605,644
                                                                                                                   -----------
                                                                                                                     4,363,924
------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.6%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                                         261,000                 273,346
------------------------------------------------------------------------------------------------------------------------------

11 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
Macy's Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14                               $   765,000             $   838,927
                                                                                                                   -----------
                                                                                                                     1,112,273
------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-1.1%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21                                                  455,000                 495,381
------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                                          508,000                 529,590
------------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts.,
11/15/19(1)                                                                                    467,000                 499,690
------------------------------------------------------------------------------------------------------------------------------
Staples, Inc., 9.75% Sr. Unsec. Unsub. Nts., 1/15/14                                           398,000                 452,370
                                                                                                                   -----------
                                                                                                                     1,977,031
------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-0.2%
Phillips-Van Heusen Corp., 7.375% Sr. Unsec. Unsub. Nts., 5/15/20                              400,000                 443,000
------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-2.9%
------------------------------------------------------------------------------------------------------------------------------
BEVERAGES-0.6%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39                    181,000                 274,712
------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                                   126,000                 138,627
------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22(1)                                            459,000                 460,949
------------------------------------------------------------------------------------------------------------------------------
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42                                       295,000                 305,820
                                                                                                                   -----------
                                                                                                                     1,180,108
------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.6%
Delhaize Group:
5.70% Sr. Unsec. Nts., 10/1/40                                                                 133,000                 123,007
5.875% Sr. Unsec. Unsub. Bonds, 2/1/14                                                         407,000                 437,801
------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5% Sr. Nts., 4/15/13                                                         443,000                 461,789
                                                                                                                   -----------
                                                                                                                     1,022,597
------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.9%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                                          210,000                 222,819
8.50% Sr. Unsec. Nts., 6/15/19                                                                 200,000                 244,591
------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc.: 6% Sr. Unsec. Nts., 2/11/13                                                 410,000                 428,439
6.50% Sr. Unsec. Unsub. Nts., 2/9/40                                                           262,000                 322,583
------------------------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                                           485,000                 526,831
                                                                                                                   -----------
                                                                                                                     1,745,263
------------------------------------------------------------------------------------------------------------------------------
TOBACCO-0.8%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                                             358,000                 555,319
------------------------------------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41                                              311,000                 334,700
------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                           460,000                 490,209
                                                                                                                   -----------
                                                                                                                     1,380,228
------------------------------------------------------------------------------------------------------------------------------
ENERGY-5.3%
------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.4%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                                      524,000                 566,165
------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18                                 593,000                 692,662
------------------------------------------------------------------------------------------------------------------------------
Noble Holding International Ltd., 7.375% Sr. Unsec. Bonds,
3/15/14                                                                                        403,000                 447,217
------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.:
6.50% Sr. Unsec. Nts., 12/15/21(1)                                                             217,000                 227,850

12 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
6.625% Sr. Unsec. Nts., 11/15/20                                                           $   208,000             $   218,920
------------------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                                   499,000                 531,725
                                                                                                                   -----------
                                                                                                                     2,684,539
------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-3.9%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                                       316,000                 358,267
------------------------------------------------------------------------------------------------------------------------------
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13(1)                                     457,000                 482,738
------------------------------------------------------------------------------------------------------------------------------
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                                    665,000                 746,228
------------------------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21                                                           374,000                 381,587
5.20% Sr. Unsec. Unsub. Nts., 2/1/22                                                           136,000                 142,492
------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LLC, 4.85% Sr. Unsec. Unsub.
Nts., 8/15/42                                                                                  250,000                 238,938
------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec.
Nts., 6/1/13                                                                                   757,000                 787,670
------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20                                  446,000                 469,415
------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                            466,000                 512,623
------------------------------------------------------------------------------------------------------------------------------
Phillips 66, 4.30% Unsec. Nts., 4/1/22(1)                                                      314,000                 319,917
------------------------------------------------------------------------------------------------------------------------------
Plains All American Pipeline LP/PAA Finance Corp., 5.15% Sr.
Unsec. Unsub. Nts., 6/1/42                                                                     261,000                 255,126
------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                        451,000                 497,228
------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts.,
 9/30/14(1)                                                                                    420,000                 454,125
------------------------------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts.,
4/15/15(1)                                                                                     471,000                 438,030
------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22(1)                                     232,000                 230,344
------------------------------------------------------------------------------------------------------------------------------
Woodside Finance Ltd.: 4.60% Sr. Unsec. Nts., 5/10/21(1)                                       354,000                 368,738
5% Sr. Unsec. Nts., 11/15/13(1)                                                                455,000                 477,997
                                                                                                                   -----------
                                                                                                                     7,161,463
------------------------------------------------------------------------------------------------------------------------------
FINANCIALS-16.0%
------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-3.4%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts.,
8/15/19(1)                                                                                     800,000                 856,424
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                  477,000                 445,306
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The): 5.25% Sr. Unsec. Nts.,
7/27/21                                                                                        396,000                 392,578
5.75% Sr. Unsec. Nts., 1/24/22                                                                 282,000                 290,538
6.25% Sr. Nts., 2/1/41                                                                         443,000                 437,761
------------------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd.:
5% Sr. Nts., 2/22/17(1)                                                                        146,000                 147,238
6.625% Unsec. Sub. Nts., 4/7/21(1)                                                             672,000                 675,474
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley: 5.50% Sr. Unsec. Unsub. Nts., 7/24/20(1)                                       262,000                 256,044
5.625% Sr. Unsec. Nts., 9/23/19                                                              1,091,000               1,079,663
------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.: 4.125% Sr. Unsec. Unsub. Nts., 1/19/16                                  433,000                 436,808
6.70% Sr. Unsec. Nts., 3/4/20                                                                   42,000                  45,511
------------------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc., 5.625% Sr. Nts., 4/1/24                                         458,000                 467,972
------------------------------------------------------------------------------------------------------------------------------

13 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12                         $   509,000             $   516,521
------------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                                             181,000                 182,188
                                                                                                                   -----------
                                                                                                                     6,230,026
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-3.8%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12(1)                           507,000                 512,862
------------------------------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                                  845,000                 845,000
------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(2)                                      1,190,000               1,122,360
------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(1)                                        810,000                 802,306
------------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B,
 4/15/13                                                                                       308,000                 318,564
------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 3.125% Sr. Nts., 3/20/17(1)                                                    865,000                 866,692
------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12                                    466,000                 471,334
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(10)                              1,204,000               1,316,875
------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp:
7.75% Sr. Unsec. Nts., 9/23/14                                                                 385,000                 421,814
4.50% Sr. Unsec. Unsub. Nts., 3/27/17                                                          326,000                 324,249
                                                                                                                   -----------
                                                                                                                     7,002,056
------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-1.1%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13                                      441,000                 461,769
------------------------------------------------------------------------------------------------------------------------------
Discover Bank, 8.70% Unsec. Sub. Nts., 11/18/19                                                659,000                 821,007
------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                             697,000                 725,369
                                                                                                                   -----------
                                                                                                                     2,008,145
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.4%
Bank of America Corp., 5.70% Sr. Unsec. Unsub. Nts., 1/24/22                                   490,000                 519,488
------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17                                       756,000                 844,629
------------------------------------------------------------------------------------------------------------------------------
ING Bank NV:
3.75% Unsec. Nts., 3/7/17(1)                                                                   473,000                 468,910
5% Sr. Unsec. Nts., 6/9/21(1)                                                                  339,000                 344,769
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(10)                                    1,494,000               1,642,387
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                                       655,000                 715,219
                                                                                                                   -----------
                                                                                                                     4,535,402
------------------------------------------------------------------------------------------------------------------------------
INSURANCE-4.1%
American International Group, Inc., 3.80% Unsec. Nts., 3/22/17                                 382,000                 387,144
------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds,
5/1/40                                                                                         143,000                 163,364
------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                                          368,000                 392,723
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                        260,000                 279,088
------------------------------------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(1)                                  455,000                 461,258
------------------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts.,
5/15/16                                                                                        441,000                 440,824
------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec.
Unsub. Nts., 1/14/13(1)                                                                        320,000                 313,600
------------------------------------------------------------------------------------------------------------------------------
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(1)                                             685,000                 685,054
------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                                   945,000                 888,300
------------------------------------------------------------------------------------------------------------------------------
Prudential Covered Trust 2012-1, 2.997% Sec. Nts., 9/30/15(1)                                  600,000                 607,274
------------------------------------------------------------------------------------------------------------------------------

14 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(1),(10)                                      $   958,000             $   904,960
------------------------------------------------------------------------------------------------------------------------------
Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20                                             779,000                 825,563
------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts.,
3/15/16                                                                                        463,000                 470,975
------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(1),(2)                                   848,000                 822,560
                                                                                                                   -----------
                                                                                                                     7,642,687
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-1.2%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20                                                           130,000                 134,512
7% Sr. Unsec. Nts., 10/15/17                                                                   413,000                 481,672
------------------------------------------------------------------------------------------------------------------------------
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub.
Nts., 4/1/12                                                                                   237,000                 237,000
------------------------------------------------------------------------------------------------------------------------------
CommonWealth REIT, 5.75% Sr. Unsec. Unsub. Bonds, 2/15/14                                      425,000                 439,869
------------------------------------------------------------------------------------------------------------------------------
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13                                          476,000                 499,369
------------------------------------------------------------------------------------------------------------------------------
WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50% Sr. Unsec.
Nts., 6/2/14(1)                                                                                408,000                 450,756
                                                                                                                   -----------
                                                                                                                     2,243,178
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE-1.1%
------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.3%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                                                 291,000                 304,977
------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc., 5.65% Sr. Unsec. Nts., 12/1/41                                          243,000                 259,726
                                                                                                                   -----------
                                                                                                                       564,703
------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.5%
Aristotle Holding, Inc., 3.90% Unsec. Nts., 2/15/22(1)                                         318,000                 321,941
------------------------------------------------------------------------------------------------------------------------------
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                                              237,000                 294,656
------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                                        310,000                 323,716
                                                                                                                   -----------
                                                                                                                       940,313
------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-0.3%
Mylan, Inc., 6% Sr. Nts., 11/15/18(1)                                                          511,000                 536,550
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS-3.0%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-0.3%
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                                              453,000                 502,830
------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.5%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                                           483,000                 528,885
------------------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co., 8.60% Sr. Unsec. Unsub. Nts.,
8/15/16                                                                                        434,000                 462,210
                                                                                                                   -----------
                                                                                                                       991,095
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.8%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                                                       460,000                 463,354
5.25% Sr. Unsec. Nts., 10/19/12                                                                 28,000                  28,706
6.375% Unsec. Sub. Bonds, 11/15/67                                                             934,000                 955,015
                                                                                                                   -----------
                                                                                                                     1,447,075
------------------------------------------------------------------------------------------------------------------------------
MACHINERY-1.1%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16(1)                                             489,000                 526,898
------------------------------------------------------------------------------------------------------------------------------
ITT Corp., 7.375% Unsec. Debs., 11/15/15                                                       320,000                 369,600
------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21                                      242,000                 262,437
------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 3.875% Sr. Unsec. Unsub. Nts., 2/15/22                                       342,000                 344,926
------------------------------------------------------------------------------------------------------------------------------

15 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17(1)                                               $   412,000             $   453,200
                                                                                                                   -----------
                                                                                                                     1,957,061
------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.0%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20                                            76,000                  81,795
------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL-0.3%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                                                      150,000                 162,902
------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub. Nts.,
2/1/18                                                                                         430,000                 481,600
                                                                                                                   -----------
                                                                                                                       644,502
------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-1.3%
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.1%
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                                  201,000                 230,412
------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.2%
Hewlett-Packard Co., 4.65% Sr. Unsec. Nts., 12/9/21                                            363,000                 380,339
------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.4%
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21                                 491,000                 502,506
------------------------------------------------------------------------------------------------------------------------------
Corning, Inc., 4.75% Sr. Unsec. Unsub. Nts., 3/15/42                                           182,000                 176,357
                                                                                                                   -----------
                                                                                                                       678,863
------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS-0.2%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                                                    435,000                 455,321
------------------------------------------------------------------------------------------------------------------------------
SOFTWARE-0.4%
BMC Software, Inc., 4.25% Sr. Unsec. Nts., 2/15/22                                             158,000                 158,650
------------------------------------------------------------------------------------------------------------------------------
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                          573,000                 585,342
                                                                                                                   -----------
                                                                                                                       743,992
------------------------------------------------------------------------------------------------------------------------------
MATERIALS-3.0%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS-0.8%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                                  230,000                 266,162
------------------------------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                          842,000                 876,428
------------------------------------------------------------------------------------------------------------------------------
Mosaic Co. (The), 4.875% Sr. Unsec. Unsub. Nts., 11/15/41                                      302,000                 301,322
                                                                                                                   -----------
                                                                                                                     1,443,912
------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.6%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%
Sr. Unsec. Nts., 2/1/21                                                                        446,000                 481,680
------------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., 4.90% Sr. Unsec. Nts., 3/1/22(1)                                                162,000                 162,014
------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21(1)                                           388,000                 437,955
                                                                                                                   -----------
                                                                                                                     1,081,649
------------------------------------------------------------------------------------------------------------------------------
METALS & MINING-1.5%
ArcelorMittal, 6.25% Sr. Unsec. Unsub. Nts., 2/25/22                                           256,000                 259,220
------------------------------------------------------------------------------------------------------------------------------
Cliffs Natural Resources, Inc., 6.25% Sr. Unsec. Unsub. Nts.,
10/1/40                                                                                        124,000                 131,751
------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 3.55% Sr. Unsec. Nts.,
3/1/22                                                                                         331,000                 318,423
------------------------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19                                          720,000                 819,000
------------------------------------------------------------------------------------------------------------------------------
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12                                        476,000                 485,285
------------------------------------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                                          245,000                 267,573
6% Sr. Unsec. Unsub. Nts., 10/15/15                                                            432,000                 476,920

16 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                             Principal
                                                                                                Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                                      $    80,000             $    81,483
                                                                                                                   -----------
                                                                                                                     2,839,655
------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.1%
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41                                   202,000                 219,390
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-2.8%
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-2.7%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                                    590,000                 693,803
------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30                                         298,000                 438,636
------------------------------------------------------------------------------------------------------------------------------
CenturyLink, Inc., 7.65% Sr. Unsec. Unsub. Nts., 3/15/42                                       362,000                 340,293
------------------------------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                                  495,000                 534,600
------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                                            500,000                 582,014
------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SA:
7.175% Sr. Unsec. Unsub. Nts., 6/18/19                                                         605,000                 647,350
7.721% Sr. Unsec. Unsub. Nts., 6/4/38                                                          192,000                 188,160
------------------------------------------------------------------------------------------------------------------------------
Telefonica Emisiones SAU, 5.462% Sr. Unsec. Unsub. Nts.,
2/16/21                                                                                        692,000                 673,670
------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                                   286,000                 346,627
------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17                                       439,000                 486,193
                                                                                                                   -----------
                                                                                                                     4,931,346
------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.1%
America Movil SAB de CV, 6.125% Sr. Unsec. Unsub. Nts., 3/30/40                                215,000                 251,083
------------------------------------------------------------------------------------------------------------------------------
UTILITIES-2.2%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.4%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(1)                                       447,000                 447,877
------------------------------------------------------------------------------------------------------------------------------
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17                                    376,000                 394,858
------------------------------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13                               464,000                 472,068
------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12                                         470,000                 470,000
------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                                   82,000                  99,662
------------------------------------------------------------------------------------------------------------------------------
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(1)                                        655,000                 707,526
                                                                                                                   -----------
                                                                                                                     2,591,991
------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS-0.3%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                                               455,000                 484,445
------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES-0.2%
Southwest Gas Corp., 3.875% Sr. Unsec. Unsub. Nts., 4/1/22                                     320,000                 326,970
------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES-0.3%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20                                                424,000                 465,123
------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.50% Sr. Unsec. Nts., 12/15/41                                    116,000                 116,200
                                                                                                                   -----------
                                                                                                                       581,323
                                                                                                                   -----------
Total Corporate Bonds and Notes (Cost $80,347,813)                                                                  83,001,402

                                                                                                 Shares
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-13.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.22%(11),(12) (Cost $24,645,907)                                                            24,645,907        24,645,907

17 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                                  Value
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $244,099,912)          133.1%           $246,710,152
---------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                    (33.1)            (61,296,732)
                                                       --------------------------------
Net Assets                                               100.0%           $185,413,420
                                                       ================================

Footnotes to Statement of Investments

-------------
* March 30, 2012 represents the last business day of the Fund's quarterly period.

  See accompanying Notes.

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $26,884,869 or 14.50% of the Fund's net assets as of March 30, 2012.

2. Represents the current interest rate for a variable or increasing rate security.

3. Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $2,212,322, which represents 1.19% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                UNREALIZED
                                                                  ACQUISITION                                 APPRECIATION
SECURITY                                                                DATES         COST         VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Exeter Automobile Receivables Trust, Automobile Receivable
 Nts., Series 2012-1A, Cl. A, 2.02%, 8/15/16                          2/23/12  $   353,591   $   353,519  $           (72)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates, Series 2007-
LDPX, Cl. A2S2, 5.187%, 1/1/49                                        7/14/10    1,125,957     1,157,313           31,356
NC Finance Trust, Collateralized Mtg. Obligation Pass-
Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29        8/10/10    3,281,116       269,601       (3,011,515)
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%,
5/15/17                                                         2/4/11-2/9/12      433,377       431,889           (1,488)
                                                                               ------------------------------------------
                                                                               $ 5,194,041   $ 2,212,322  $    (2,981,719)
                                                                               ==========================================

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $5,894,267 or 3.18% of the Fund's net assets as of March 30, 2012.

6. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $283,097 or 0.15% of the Fund's net assets as of March 30, 2012.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

9. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $523,062. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES      GROSS        GROSS           SHARES
                                                    DECEMBER 30, 2011(A)  ADDITIONS   REDUCTIONS   MARCH 30, 2012
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E            28,319,973  19,866,362   23,540,428      24,645,907

                                                                                            VALUE          INCOME
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                $    24,645,907   $      13,731

18 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

A. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

12.   Rate shown is the 7-day yield as of March 30, 2012.

FUTURES CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS

                                                                               UNREALIZED
                                      NUMBER OF  EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION        BUY/SELL  CONTRACTS        DATE        VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------
U.S. Long Bonds             Buy              21     6/20/12  $ 2,892,750  $      (52,225)
U.S. Treasury Nts., 2 yr.   Sell            109     6/29/12   23,995,328          10,465
U.S. Treasury Nts., 5 yr.   Sell             72     6/29/12    8,822,813          29,591
U.S. Treasury Nts., 10 yr.  Sell             30     6/20/12    3,884,531          (6,893)
U.S. Treasury Ultra Bonds   Buy              54     6/20/12    8,152,313        (342,066)
                                                                          ---------------
                                                                          $     (361,128)
                                                                          ===============

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                      WHEN-ISSUED OR DELAYED DELIVERY
                      BASIS TRANSACTIONS
                      -------------------------------
Purchased securities            $65,795,386
Sold securities                   1,547,682

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases

19 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost                               $3,281,116
Market Value                       $  269,601
Market Value as a % of Net Assets        0.15%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by

20 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                          STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
-------------------------------------  -------------------------------------------------------------------
                                       Reported trade data, broker-dealer price quotations,

Corporate debt, government debt,       benchmark yields, issuer spreads on comparable securities, municipal, mortgage-backed and asset-  the credit quality, yield, maturity, and other appropriate
backed securities                      factors.

Loans                                  Information obtained from market participants regarding
                                       reported trade data and broker-dealer price quotations.

Event-linked bonds                     Information obtained from market participants regarding
                                       reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those

21 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                                             LEVEL 2-         LEVEL 3-
                                      LEVEL 1-      OTHER SIGNIFICANT      SIGNIFICANT
                                    UNADJUSTED             OBSERVABLE     UNOBSERVABLE
                                 QUOTED PRICES                 INPUTS           INPUTS            VALUE
-------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities         $            -     $       18,390,054    $           -    $ 18,390,054
Mortgage-Backed Obligations                  -            116,798,129                -     116,798,129
U.S. Government Obligations                  -              3,874,660                -       3,874,660
Corporate Bonds and Notes                    -             83,001,402                -      83,001,402
Investment Company                  24,645,907                      -                -      24,645,907
                              -------------------------------------------------------------------------
Total Investments, at Value         24,645,907            222,064,245                -     246,710,152
OTHER FINANCIAL INSTRUMENTS:
Futures margins                         24,773                      -                -          24,773
                              -------------------------------------------------------------------------
Total Assets                    $   24,670,680     $      222,064,245    $           -    $246,734,925
                              -------------------------------------------------------------------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                 $     (116,438)    $                -    $           -    $   (116,438)
                              -------------------------------------------------------------------------
Total Liabilities               $     (116,438)    $                -    $           -    $   (116,438)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ

22 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

23 | Oppenheimer Core Bond Fund/VA

Oppenheimer Core Bond Fund/VA
STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $14,649,617 and $39,067,436 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $244,145,428
Federal tax cost of other investments    (25,296,481)
                                         ------------
Total federal tax cost                   $218,848,947
                                         ============
Gross unrealized appreciation              $7,788,296
Gross unrealized depreciation             (5,584,700)
                                         ------------
Net unrealized appreciation               $ 2,203,596
                                         ============

24 | Oppenheimer Core Bond Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                    Shares                   Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS-99.2%
CONSUMER DISCRETIONARY-18.4%
--------------------------------------------------------------------------------------------------
AUTOMOBILES-1.7%
Bayerische Motoren Werke (BMW) AG, Preference                      771,969       $      45,852,358
--------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.0%
Zee Learn Ltd.(1)                                                  492,103                 142,478
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-3.8%
Carnival Corp.                                                   1,202,316              38,570,297
--------------------------------------------------------------------------------------------------
Lottomatica SpA(1)                                                 552,870              10,500,098
--------------------------------------------------------------------------------------------------
McDonald's Corp.                                                   521,140              51,123,834
                                                                                 -----------------
                                                                                       100,194,229
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.3%
Sony Corp.                                                         434,000               9,028,620
--------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.4%
Nintendo Co. Ltd.                                                   61,000               9,239,993
--------------------------------------------------------------------------------------------------
MEDIA-4.3%
Grupo Televisa SA, Sponsored GDR                                 1,274,106              26,858,154
--------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                       634,460              30,752,276
--------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                            1,037,370              45,416,059
--------------------------------------------------------------------------------------------------
Wire & Wireless India Ltd.(1)                                    2,281,600                 373,959
--------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                               4,094,715              10,187,558
                                                                                 -----------------
                                                                                       113,588,006
--------------------------------------------------------------------------------------------------
MULTILINE RETAIL-1.1%
Pinault-Printemps-Redoute SA                                       164,970              28,382,787
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-4.0%
Abercrombie & Fitch Co., Cl. A                                     224,010              11,113,136
--------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                      439,965              42,142,848
--------------------------------------------------------------------------------------------------
Kingfisher plc                                                   1,924,960               9,443,142
--------------------------------------------------------------------------------------------------
Tiffany & Co.                                                      633,480              43,792,472
                                                                                 -----------------
                                                                                       106,491,598
--------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-2.8%
LVMH Moet Hennessy Louis Vuitton SA                                281,770              48,421,644
--------------------------------------------------------------------------------------------------
Tod's SpA                                                          238,587              26,840,600
                                                                                 -----------------
                                                                                        75,262,244
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES-8.8%
--------------------------------------------------------------------------------------------------
BEVERAGES-3.8%
Carlsberg AS, Cl. B                                                199,346              16,470,742
--------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, Sponsored ADR, Preference       675,675              27,918,891
--------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                         5,205,149              42,800,550
--------------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                                  2,015,307              14,129,738
--------------------------------------------------------------------------------------------------
                                                                                       101,319,921
FOOD & STAPLES RETAILING-0.5%
E-Mart Co. Ltd.                                                     61,139              13,489,917
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS-2.8%
Nestle SA                                                          522,946              32,904,988
--------------------------------------------------------------------------------------------------
Unilever plc                                                     1,241,413              40,983,308
                                                                                 -----------------
                                                                                        73,888,296

1 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                    Shares                   Value
--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.7%
Colgate-Palmolive Co.                                              475,810       $      46,524,702
ENERGY-4.3%
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-2.9%
Technip SA                                                         419,990              49,477,476
--------------------------------------------------------------------------------------------------
Transocean Ltd.                                                    505,762              27,665,181
                                                                                 -----------------
                                                                                        77,142,657
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-1.4%
Total SA                                                           602,560              30,731,131
--------------------------------------------------------------------------------------------------
YPF SA, Sponsored ADR                                              214,830               6,103,320
                                                                                 -----------------
                                                                                        36,834,451
--------------------------------------------------------------------------------------------------
FINANCIALS-14.0%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS-3.9%
Credit Suisse Group AG                                           1,218,077              34,719,310
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                    259,310              32,250,385
--------------------------------------------------------------------------------------------------
UBS AG(1)                                                        2,716,046              38,061,351
                                                                                 -----------------
                                                                                       105,031,046
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-3.4%
Banco Bilbao Vizcaya Argentaria SA                               3,367,795              26,801,682
--------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                     537,020              18,725,887
--------------------------------------------------------------------------------------------------
Itau Unibanco Holding SA, ADR, Preference                          578,240              11,096,426
--------------------------------------------------------------------------------------------------
Societe Generale SA, Cl. A                                         425,759              12,472,554
--------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                              655,000              21,748,266
                                                                                 -----------------
                                                                                        90,844,815
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-1.0%
BM&F BOVESPA SA                                                  4,348,400              26,655,672
--------------------------------------------------------------------------------------------------
INSURANCE-5.2%
Aflac, Inc.                                                        480,300              22,088,997
--------------------------------------------------------------------------------------------------
Allianz SE                                                         324,402              38,709,835
--------------------------------------------------------------------------------------------------
Dai-ichi Life Insurance Co.                                         21,622              30,285,945
--------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc., Cl. A                           821,110              14,804,613
--------------------------------------------------------------------------------------------------
Prudential plc                                                   2,651,717              31,704,390
                                                                                 -----------------
                                                                                       137,593,780
--------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.5%
DLF Ltd.                                                         3,100,027              12,276,582
HEALTH CARE-10.5%
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-3.1%
Amgen, Inc.                                                        353,590              24,040,584
--------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.(1)                                  1,101,708              27,498,632
--------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                           299,030              14,607,616
--------------------------------------------------------------------------------------------------
Theravance, Inc.(1)                                                598,130              11,663,535
--------------------------------------------------------------------------------------------------
ThromboGenics NV(1)                                                131,644               4,377,072
                                                                                 -----------------
                                                                                        82,187,439
--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.3%
Zimmer Holdings, Inc.                                              531,810              34,184,747
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-3.4%
Aetna, Inc.                                                        847,050              42,488,028
--------------------------------------------------------------------------------------------------

2 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                    Shares                   Value
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
WellPoint, Inc.                                                    657,315       $      48,509,847
                                                                                 -----------------
                                                                                        90,997,875
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS-2.7%
Allergan, Inc.                                                     104,180               9,941,897
--------------------------------------------------------------------------------------------------
Bayer AG                                                           444,545              31,269,160
--------------------------------------------------------------------------------------------------
Mitsubishi Tanabe Pharma Corp.                                     826,300              11,646,912
--------------------------------------------------------------------------------------------------
Roche Holding AG                                                   104,226              18,138,811
                                                                                 -----------------
                                                                                        70,996,780
--------------------------------------------------------------------------------------------------
INDUSTRIALS-12.5%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-3.0%
Embraer SA, ADR                                                    867,823              27,752,980
--------------------------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.                          1,297,340              53,127,975
                                                                                 -----------------
                                                                                        80,880,955
--------------------------------------------------------------------------------------------------
BUILDING PRODUCTS-1.8%
Assa Abloy AB, Cl. B                                             1,514,863              47,581,325
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.2%
Mulitplus SA                                                       253,800               5,255,493
--------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-0.6%
FLSmidth & Co. AS                                                  223,410              15,680,143
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-2.1%
Emerson Electric Co.                                               461,440              24,077,939
--------------------------------------------------------------------------------------------------
Nidec Corp.                                                        212,700              19,376,078
--------------------------------------------------------------------------------------------------
Prysmian SpA                                                       683,137              12,008,357
                                                                                 -----------------
                                                                                        55,462,374
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-3.8%
3M Co.                                                             397,600              35,469,896
--------------------------------------------------------------------------------------------------
Siemens AG                                                         653,062              65,838,377
                                                                                 -----------------
                                                                                       101,308,273
--------------------------------------------------------------------------------------------------
MACHINERY-0.8%
Fanuc Ltd.                                                         115,300              20,722,671
--------------------------------------------------------------------------------------------------
ROAD & RAIL-0.2%
All America Latina Logistica                                     1,308,600               6,530,634
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-27.4%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-4.7%
--------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(1)                                        1,264,000              28,920,320
--------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                        9,165,656              94,970,483
                                                                                 -----------------

                                                                                       123,890,803
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.3%
Fusion-io, Inc.(1)                                                 306,160               8,698,006
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-4.2%
Corning, Inc.                                                    1,391,750              19,595,840
--------------------------------------------------------------------------------------------------
Hoya Corp.                                                         686,800              15,425,410
--------------------------------------------------------------------------------------------------
Keyence Corp.                                                      109,311              25,915,378
--------------------------------------------------------------------------------------------------
Kyocera Corp.                                                      172,300              15,949,220
--------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                      553,500              33,118,189
                                                                                 -----------------
                                                                                       110,004,037
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-4.7%
eBay, Inc.(1)                                                    2,308,740              85,169,419
--------------------------------------------------------------------------------------------------

3 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                    Shares                   Value
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Google, Inc., Cl. A(1)                                              62,740       $      40,231,398

                                                                                       125,400,817
--------------------------------------------------------------------------------------------------
IT SERVICES-1.2%
Infosys Ltd.                                                       557,544              31,368,895
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.8%
Altera Corp.                                                     1,387,340              55,243,879
--------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                  1,475,275              42,178,112
--------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                     10,778,184              31,004,009
                                                                                 -----------------
                                                                                       128,426,000
--------------------------------------------------------------------------------------------------
SOFTWARE-7.5%
Adobe Systems, Inc.(1)                                           1,012,583              34,741,723
--------------------------------------------------------------------------------------------------
Intuit, Inc.                                                       960,780              57,771,701
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                  1,359,400              43,840,650
--------------------------------------------------------------------------------------------------
SAP AG                                                             918,335              64,129,984
                                                                                 -----------------
                                                                                       200,484,058
--------------------------------------------------------------------------------------------------
MATERIALS-1.4%
--------------------------------------------------------------------------------------------------
CHEMICALS-0.8%
Linde AG                                                           125,495              22,520,109
--------------------------------------------------------------------------------------------------
METALS & MINING-0.6%
Iluka Resources Ltd.                                               861,200              15,870,009
TELECOMMUNICATION SERVICES-1.2%
--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-1.2%
KDDI Corp.                                                           4,861              31,629,783
UTILITIES-0.7%
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.7%
Fortum OYJ                                                         809,831              19,657,403
                                                                                 -----------------
Total Common Stocks (Cost $1,917,972,324)                                            2,639,522,781
--------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-0.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.22% (2,3) (Cost $15,841,557)                                  15,841,557              15,841,557
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,933,813,881)                     99.8%          2,655,364,338
--------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                        0.2               5,853,837
                                                         -----------------------------------------
Net Assets                                                           100.0%         $2,661,218,175
                                                         =========================================


Footnotes to Statement of Investments

------------
* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES        GROSS        GROSS          SHARES
                                                    DECEMBER 30, 2011(A)    ADDITIONS   REDUCTIONS  MARCH 30, 2012
------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E            36,459,796   57,699,053  78,317,292      15,841,557

                                                                     VALUE                  INCOME
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          $   15,841,557      $           11,508

4 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

A. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

3.   Rate shown is the 7-day yield as of March 30, 2012.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                               Value                Percent
----------------------------------------------------------------------------------------------
United States                                      $      1,068,817,278                   40.2%
Germany                                                     268,319,823                   10.1
Japan                                                       244,086,465                    9.2
France                                                      222,613,567                    8.4
Sweden                                                      142,551,808                    5.4
Switzerland                                                 123,824,460                    4.7
Brazil                                                      105,210,096                    4.0
Mexico                                                       83,788,442                    3.1
United Kingdom                                               82,130,840                    3.1
India                                                        73,075,359                    2.7
Spain                                                        68,944,530                    2.6
Italy                                                        49,349,055                    1.9
Denmark                                                      32,150,885                    1.2
Taiwan                                                       31,004,009                    1.2
Finland                                                      19,657,403                    0.7
Australia                                                    15,870,009                    0.6
Korea, Republic of South                                     13,489,917                    0.5
Argentina                                                     6,103,320                    0.2
Belgium                                                       4,377,072                    0.2
                                                  --------------------------------------------
Total                                              $      2,655,364,338                  100.0%
                                                  ============================================

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

COUNTERPARTY/CONTRACT                                 CONTRACT AMOUNT        EXPIRATION                   UNREALIZED     UNREALIZED
DESCRIPTION                                BUY/SELL            (000'S)             DATE       VALUE     APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
BROWN BROTHERS HARRIMAN:
Euro (EUR)                                      Buy             3,159  EUR       4/3/12  $4,213,838     $     22,116   $         --
Euro (EUR)                                     Sell             3,021  EUR       4/3/12   4,028,892               --         21,145
                                                                                                        ---------------------------
                                                                                                              22,116         21,145
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE
Danish Krone (DKK)                              Buy             2,534  DKK       4/2/12     454,249              876             --
-----------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK SECURITIES, INC.
Danish Krone (DKK)                              Buy            12,627  DKK       4/3/12   2,263,148           10,737             --
-----------------------------------------------------------------------------------------------------------------------------------
NOMURA SECURITIES:
Euro (EUR)                                      Buy             1,002  EUR       4/2/12   1,336,311            2,542             --
Euro (EUR)                                     Sell               711  EUR       4/2/12     947,861               --          1,803
                                                                                                        ---------------------------
                                                                                                               2,542          1,803
                                                                                                        ---------------------------
Total unrealized appreciation and depreciation                                                          $     36,271   $     22,948
                                                                                                        ===========================


5 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

6 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)


Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                          STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
-------------------------------------  -------------------------------------------------------------------
Corporate debt, government debt,       Reported trade data, broker-dealer price quotations,
municipal, mortgage-backed and asset-  benchmark yields, issuer spreads on comparable securities,
backed securities                      the credit quality, yield, maturity, and other appropriate factors.

Loans                                  Information obtained from market participants regarding
                                       reported trade data and broker-dealer price quotations.

Event-linked bonds                     Information obtained from market participants regarding
                                       reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

7 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)


Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                                                   LEVEL 2-            LEVEL 3-
                                           LEVEL 1-       OTHER SIGNIFICANT         SIGNIFICANT
                                         UNADJUSTED              OBSERVABLE        UNOBSERVABLE
                                      QUOTED PRICES                  INPUTS              INPUTS                     VALUE
-------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
 Consumer Discretionary              $  469,913,700      $       18,268,613       $          --         $     488,182,313
 Consumer Staples                       235,222,836                      --                  --               235,222,836
 Energy                                 113,977,108                      --                  --               113,977,108
 Financials                             320,367,684              52,034,211                  --               372,401,895
 Health Care                            266,719,929              11,646,912                  --               278,366,841
 Industrials                            312,699,197              20,722,671                  --               333,421,868
 Information Technology                 653,289,829              74,982,787                  --               728,272,616
 Materials                               38,390,118                      --                  --                38,390,118
 Telecommunication Services                      --              31,629,783                  --                31,629,783
 Utilities                               19,657,403                      --                  --                19,657,403
Investment Company                       15,841,557                      --                  --                15,841,557
                                     ------------------------------------------------------------------------------------
Total Investments, at Value           2,446,079,361             209,284,977                  --             2,655,364,338
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts              --                  36,271                  --                    36,271

                                     ------------------------------------------------------------------------------------
Total Assets                         $2,446,079,361      $      209,321,248       $          --         $   2,655,400,609
                                     ------------------------------------------------------------------------------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts  $           --      $          (22,948)      $          --         $         (22,948)
                                     ------------------------------------------------------------------------------------
Total Liabilities                    $           --      $          (22,948)      $          --         $         (22,948)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

8 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The table below shows the transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                                        TRANSFERS INTO            TRANSFERS OUT       TRANSFERS INTO          TRANSFERS OUT
                                              LEVEL 1*             OF LEVEL 1**            LEVEL 2**            OF LEVEL 2*
---------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
  Common Stocks
  Consumer Discretionary               $    66,468,995           $   (8,400,676)     $     8,400,676         $  (66,468,995)
  Energy                                    39,253,414                       --                   --            (39,253,414)
  Financials                                69,828,179              (39,510,269)          39,510,269            (69,828,179)
  Health Care                                       --              (13,075,658)          13,075,658                     --
  Industrials                               53,630,016              (17,646,278)          17,646,278            (53,630,016)
  Information Technology                    94,139,824              (66,259,725)          66,259,725            (94,139,824)
  Telecommunication Services                        --              (31,261,466)          31,261,466                     --
  Utilities                                 17,229,805                       --                   --            (17,229,805)
                                        -----------------------------------------------------------------------------------
Total Assets                           $   340,550,233           $ (176,154,072)     $   176,154,072         $ (340,550,233)
                                        -----------------------------------------------------------------------------------

------------
* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

** Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value

9 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

     of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $ 36,271, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the

10 | Oppenheimer Global Securities Fund/VA

Oppenheimer Global Securities Fund/VA
STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended March 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,969,861 and $3,461,173, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $     1,962,766,638
                                  ===================
Gross unrealized appreciation     $       768,857,980
Gross unrealized depreciation             (76,182,384)
                                  -------------------
Net unrealized appreciation       $       692,675,596
                                  ===================

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)


                                                                                    Principal
                                                                                       Amount                  Value
--------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS-5.7%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10%, 2/15/18(1)                                                              $  155,000             $  153,063
--------------------------------------------------------------------------------------------------------------------
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan:                                                                       209,452                193,818
2.25%, 7/3/14(1,2)
2.50%, 7/3/14(1)                                                                      432,149                399,893
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2.50%, 1/29/16(1)                                      452,763                368,265
--------------------------------------------------------------------------------------------------------------------
Crestwood Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.25%, 3/8/18(1,2)                                                   280,000                285,483
--------------------------------------------------------------------------------------------------------------------
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term
Loan, Tranche B, 3.898%, 10/19/15(1,3)                                              1,488,292                853,287
--------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche A2, 5.75%, 3/19/17(1,2)                                                       565,000                564,386
--------------------------------------------------------------------------------------------------------------------
Lone Star Intermediate Super Holdings LLC, Sr. Sec. Credit
Facilities Term Loan, 9.50%, 8/7/19(1,2)                                              340,000                345,525
--------------------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8.25%, 3/1/19(1,2)                                                         640,000                652,800
--------------------------------------------------------------------------------------------------------------------
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, Tranche B, 10%, 10/31/13(1)                            420,000                410,025
--------------------------------------------------------------------------------------------------------------------
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%,
7/30/15(1,2)                                                                          625,000                602,344
--------------------------------------------------------------------------------------------------------------------
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan:
7.50%, 2/17/17(1,2)                                                                    85,000                 83,968
9%, 2/17/17(1,2)                                                                      500,000                493,929
--------------------------------------------------------------------------------------------------------------------
Springleaf Financial Services, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.50%, 5/10/17(1,2)                                                        305,000                281,553
--------------------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC, Non-Extended
Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.743%, 10/10/14(1,2)                  445,000                273,489
--------------------------------------------------------------------------------------------------------------------
Walter Investment Management Corp., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 12.50%, 9/28/16(1)                                                655,000                671,375
                                                                                                          ----------
Total Loan Participations (Cost $6,608,817)                                                                6,633,203
--------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES-86.3%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-21.0%
--------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS-2.6%
--------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub.
Nts., 8/15/20                                                                         610,000                651,175
--------------------------------------------------------------------------------------------------------------------
Tower Automotive Holdings USA LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17(4)                                              1,335,000              1,455,150
--------------------------------------------------------------------------------------------------------------------
UCI International, Inc., 8.625% Sr. Unsec. Nts., 2/15/19                              170,000                175,525
--------------------------------------------------------------------------------------------------------------------
Visteon Corp., 6.75% Sr. Unsec. Nts., 4/15/19                                         690,000                703,800
                                                                                                          ----------
                                                                                                           2,985,650
--------------------------------------------------------------------------------------------------------------------
AUTOMOBILES-0.1%
Jaguar Land Rover plc, 7.75% Sr. Unsec. Bonds, 5/15/18(4)                             110,000                113,300
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.3%
Monitronics International, Inc., 9.125% Sr. Nts., 4/1/20(4)                           130,000                132,275
--------------------------------------------------------------------------------------------------------------------

1 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                                 Principal
                                                                                    Amount                  Value
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES CONTINUED
ServiceMaster Co., 8% Sr. Nts., 2/15/20(4)                                      $  170,000             $  181,900
                                                                                                       ----------
                                                                                                          314,175
-----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-6.4%
Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18                                 530,000                554,513
-----------------------------------------------------------------------------------------------------------------
Burger King Corp., 9.875% Sr. Unsec. Unsub. Nts., 10/15/18                         245,000                275,625
-----------------------------------------------------------------------------------------------------------------
Chester Downs & Marina LLC, 9.25% Sr. Sec. Nts., 1/15/20(4)                        275,000                291,156
-----------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc., 11.375% Sec. Nts., 7/15/18                                  115,000                131,963
-----------------------------------------------------------------------------------------------------------------
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16(4)                             510,000                547,931
-----------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18                        2,703,000              2,101,583
-----------------------------------------------------------------------------------------------------------------
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr.
Sec. Nts., 4/1/17(4)                                                               715,000                709,638
-----------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Unsub. Nts., 3/15/19                 585,000                593,775
-----------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc., 11.625% Sr. Sec. Nts., 12/1/15                         415,000                464,281
-----------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15                                  955,000                986,038
-----------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12                          255,000                255,000
-----------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19                    435,000                490,463
                                                                                                       ----------
                                                                                                        7,401,966
-----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-1.4%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                    280,000                263,900
9.125% Sr. Unsec. Nts., 5/15/19                                                    790,000                683,350
-----------------------------------------------------------------------------------------------------------------
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                                      65,000                 68,413
-----------------------------------------------------------------------------------------------------------------
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA:
9% Sr. Nts., 4/15/19(4)                                                            285,000                282,150
9% Sr. Nts., 5/15/18(4)                                                            295,000                295,738
                                                                                                       ----------
                                                                                                        1,593,551
-----------------------------------------------------------------------------------------------------------------
MEDIA-8.4%
Affinion Group Holdings, Inc., 11.625% Sr. Unsec. Nts.,
11/15/15                                                                           325,000                295,750
-----------------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18                             760,000                695,400
-----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.75% Sr. Unsec. Nts., 6/1/19                             265,000                278,913
-----------------------------------------------------------------------------------------------------------------
Belo (A.H.) Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27                           719,000                695,633
-----------------------------------------------------------------------------------------------------------------
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec.
Nts., 11/15/17(4)                                                                  505,000                544,769
-----------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub.
Nts., 1/15/13                                                                      860,000                857,850
-----------------------------------------------------------------------------------------------------------------
CSC Holdings LLC, 6.75% Sr. Unsec. Nts., 11/15/21(4)                               520,000                544,050
-----------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19(4)                                     350,000                332,500
-----------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17                      535,000                569,106
-----------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15                               520,000                543,400
-----------------------------------------------------------------------------------------------------------------
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-
Wurttemberg GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19(4)                         395,000                428,575
-----------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 5.875% Sr. Sub. Nts., 2/1/22(4)                                 220,000                224,950
-----------------------------------------------------------------------------------------------------------------
Newport Television LLC/NTV Finance Corp., 13.75% Sr. Nts.,
3/15/17(4)                                                                         649,232                658,970
-----------------------------------------------------------------------------------------------------------------
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%
Sec. Nts., 4/15/17                                                                 515,000                554,913
-----------------------------------------------------------------------------------------------------------------

2 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                                         Principal
                                                                                            Amount                Value
-----------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------
Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts., 10/15/18                       $  705,000             $764,925
-----------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20(4)                           250,000              263,750
-----------------------------------------------------------------------------------------------------------------------
UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21(4)                                      350,000              371,875
-----------------------------------------------------------------------------------------------------------------------
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22(5)                                     560,000              578,200
-----------------------------------------------------------------------------------------------------------------------
Virgin Media Finance plc:
5.25% Sr. Unsec. Unsub. Nts., 2/15/22                                                      215,000              214,194
8.375% Sr. Unsec. Unsub. Nts., 10/15/19                                                    245,000              275,625
                                                                                                              ---------
                                                                                                              9,693,348
-----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-1.4%
Burlington Coat Factory Warehouse Corp., 10% Sr. Unsec. Nts., 2/15/19                      140,000              146,300
-----------------------------------------------------------------------------------------------------------------------
J. Crew Group, Inc., 8.125% Sr. Unsec. Nts., 3/1/19                                        275,000              281,188
-----------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.625% Sr. Nts., 2/15/22                                             560,000              567,700
-----------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18                                       45,000               48,150
-----------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19(4)                515,000              551,050
                                                                                                              ---------
                                                                                                              1,594,388
-----------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-0.4%
Levi Strauss & Co., 7.625% Sr. Unsec. Unsub. Nts., 5/15/20                                 265,000              281,563
-----------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                          210,000              212,100
                                                                                                              ---------
                                                                                                                493,663
-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-3.5%
FOOD & STAPLES RETAILING-0.2%
Rite Aid Corp., 7.50% Sr. Sec. Nts., 3/1/17                                                265,000              271,625
-----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-2.9%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16(4)                              620,000              568,850
-----------------------------------------------------------------------------------------------------------------------
ASG Consolidated LLC, 15% Sr. Nts., 5/15/17(3,4)                                         1,202,532              940,981
-----------------------------------------------------------------------------------------------------------------------
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17(4)                                471,000              482,775
-----------------------------------------------------------------------------------------------------------------------
Post Holdings, Inc., 7.375% Sr. Unsec. Nts., 2/15/22(4)                                    535,000              561,750
-----------------------------------------------------------------------------------------------------------------------
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15(4)                             690,000              740,025
                                                                                                              ---------
                                                                                                              3,294,381
-----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-0.3%
Central Garden & Pet Co., 8.25% Sr. Sub. Nts., 3/1/18                                       40,000               41,450
-----------------------------------------------------------------------------------------------------------------------
Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts., 6/15/18                               250,000              283,125
                                                                                                              ---------
                                                                                                                324,575
-----------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS-0.1%
NBTY, Inc., 9% Sr. Unsec. Nts., 10/1/18                                                    125,000              138,281
-----------------------------------------------------------------------------------------------------------------------
ENERGY-10.9%
ENERGY EQUIPMENT & SERVICES-2.9%
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19                                   470,000              460,600
-----------------------------------------------------------------------------------------------------------------------
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17                          425,000              425,000
-----------------------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc., 7.125% Sr. Sec. Nts., 4/1/17(2,4)                                 280,000              280,700
-----------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20(4)                        565,000              569,238
-----------------------------------------------------------------------------------------------------------------------
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts., 8/1/15                              765,000              845,325
-----------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20                                 525,000              552,563
-----------------------------------------------------------------------------------------------------------------------

3 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                               Principal
                                                                                  Amount                  Value
---------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
SESI LLC, 6.375% Sr. Unsec. Nts., 5/1/19                                      $  200,000             $  213,000
                                                                                                     ----------
                                                                                                      3,346,426
---------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-8.0%
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts.,
12/1/17                                                                          585,000                636,188
---------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 8.75%
Sr. Unsec. Sub. Nts., 6/15/18                                                    440,000                470,800
---------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15                               210,000                154,350
---------------------------------------------------------------------------------------------------------------
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19                       340,000                346,800
---------------------------------------------------------------------------------------------------------------
Breitburn Energy Partners LP/Breitburn Finance Corp., 8.625%
Sr. Unsec. Nts., 10/15/20                                                        665,000                709,888
---------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20                          510,000                571,200
---------------------------------------------------------------------------------------------------------------
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
6.125% Sr. Unsec. Nts., 7/15/22(4)                                               540,000                546,750
---------------------------------------------------------------------------------------------------------------
Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22(2)                     850,000                869,125
---------------------------------------------------------------------------------------------------------------
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance
Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19                                    105,000                109,988
---------------------------------------------------------------------------------------------------------------
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22(4)                      340,000                342,125
---------------------------------------------------------------------------------------------------------------
James River Coal Co., 7.875% Sr. Unsec. Unsub. Nts., 4/1/19                      395,000                270,575
---------------------------------------------------------------------------------------------------------------
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec.
Nts., 4/15/20                                                                    735,000                795,638
---------------------------------------------------------------------------------------------------------------
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21(4)                              795,000                836,738
---------------------------------------------------------------------------------------------------------------
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(4)                           380,000                371,450
---------------------------------------------------------------------------------------------------------------
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts.,
11/1/17                                                                          195,000                176,475
---------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15                                                    280,000                278,600
11.75% Sr. Nts., 1/1/16                                                          395,000                419,688
---------------------------------------------------------------------------------------------------------------
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20(5)                         425,000                430,313
---------------------------------------------------------------------------------------------------------------
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20                                                   255,000                265,200
9.875% Sr. Unsec. Nts., 5/15/16                                                  305,000                332,450
---------------------------------------------------------------------------------------------------------------
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19                                    345,000                317,400
                                                                                                     ----------
                                                                                                      9,251,741
---------------------------------------------------------------------------------------------------------------
FINANCIALS-10.4%
CAPITAL MARKETS-4.3%
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15                                360,000                369,000
---------------------------------------------------------------------------------------------------------------
Nationstar Mortgage/Nationstar Capital Corp., 10.875% Sr.
Unsec. Nts., 4/1/15                                                            1,555,000              1,644,392
---------------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                                                   235,000                216,200
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                                          240,000                249,900
---------------------------------------------------------------------------------------------------------------
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18                               790,000                878,875
---------------------------------------------------------------------------------------------------------------
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17                         370,000                290,450
---------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts.,
Series B, 8/1/16                                                               1,500,000                963,750
---------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts.,
2/1/19                                                                           625,000                346,875
                                                                                                     ----------
                                                                                                      4,959,442

4 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                                    Principal
                                                                                       Amount                  Value
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-1.0%
CIT Group, Inc., 7% Sec. Bonds, 5/2/17(4)                                          $1,100,000             $1,104,125
--------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-0.5%
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 5/15/18(4)                                   270,000                280,800
--------------------------------------------------------------------------------------------------------------------
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15                 255,000                283,050
                                                                                                          ----------
                                                                                                             563,850
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-0.5%
PHH Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/1/16                                       585,000                597,431
--------------------------------------------------------------------------------------------------------------------
INSURANCE-1.0%
International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15                                                410,000                452,538
8.75% Sr. Unsec. Unsub. Nts., 3/15/17                                                 622,000                693,530
                                                                                                          ----------
                                                                                                           1,146,068
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-1.4%
DuPont Fabros Technology LP, 8.50% Sr. Unsec. Nts., 12/15/17                          255,000                281,775
--------------------------------------------------------------------------------------------------------------------
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19                               565,000                573,475
--------------------------------------------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts., 10/15/22                     695,000                740,175
                                                                                                          ----------
                                                                                                           1,595,425
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.7%
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15(3,4)                   858,277                678,039
--------------------------------------------------------------------------------------------------------------------
Realogy Corp.:
7.625% Sr. Sec. Nts., 1/15/20(5)                                                      560,000                585,200
9% Sr. Sec. Nts., 1/15/20(5)                                                          285,000                293,550
--------------------------------------------------------------------------------------------------------------------
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13(1,4)                    530,000                469,050
                                                                                                          ----------
                                                                                                           2,025,839
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE-5.4%
--------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.2%
Grifols SA, 8.25% Sr. Sec. Nts., 2/1/18                                               195,000                212,063
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.5%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17                                    325,000                266,906
--------------------------------------------------------------------------------------------------------------------
Alere, Inc.:
7.875% Sr. Unsec. Unsub. Nts., 2/1/16                                                 290,000                303,775
8.625% Sr. Unsec. Sub. Nts., 10/1/18                                                  290,000                301,600
--------------------------------------------------------------------------------------------------------------------
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17(3)                                                  305,000                330,163
11.625% Sr. Unsec. Sub. Nts., 10/15/17                                                275,000                298,719
--------------------------------------------------------------------------------------------------------------------
Chiron Merger Sub, Inc., 10.50% Sec. Nts., 11/1/18(4)                                 290,000                304,138
                                                                                                          ----------
                                                                                                           1,805,301
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-3.0%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15(3)                    445,151                459,618
--------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care US Finance II, Inc.:
5.625% Sr. Unsec. Nts., 7/31/19(4)                                                    180,000                185,850
5.875% Sr. Unsec. Nts., 1/31/22(4)                                                     90,000                 92,700
--------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18                  340,000                318,750
--------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 8.125% Sr. Unsec. Unsub. Nts., 2/15/20                             514,000                565,400
--------------------------------------------------------------------------------------------------------------------

5 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                                     Principal
                                                                                        Amount                Value
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19                             $  620,000             $543,275
-------------------------------------------------------------------------------------------------------------------
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(4)                                            240,000              260,400
-------------------------------------------------------------------------------------------------------------------
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17                                   315,000              207,900
-------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
3/1/22(4)                                                                              130,000              134,225
-------------------------------------------------------------------------------------------------------------------
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/17                 335,000              270,513
-------------------------------------------------------------------------------------------------------------------
US Oncology, Inc., Escrow Shares (related to 9.125%
Sr. Sec. Nts., 8/15/17)(6)                                                             435,000               10,875
-------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. II LLC/Vanguard
Holding Co. II, Inc., 8% Sr. Nts., 2/1/18                                              375,000              384,375
                                                                                                          ---------
                                                                                                          3,433,881
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.1%
MedAssets, Inc., 8% Sr. Unsec. Nts., 11/15/18                                           75,000               79,125
-------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-0.2%
Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50%
Sr. Unsec. Nts., 12/1/19(4)                                                            220,000              239,800
-------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-0.4%
DJO Finance LLC/DJO Finance Corp., 10.875%
Sr. Unsec. Nts., 11/15/14                                                              150,000              153,000
-------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc., 6.875% Sr.
Unsec. Nts., 12/1/18(4)                                                                190,000              192,375
-------------------------------------------------------------------------------------------------------------------
Warner Chilcott Co. LLC/Warner Chilcott
Finance LLC, 7.75% Sr. Unsec. Nts., 9/15/18                                            145,000              151,888
                                                                                                          ---------
                                                                                                            497,263
-------------------------------------------------------------------------------------------------------------------
INDUSTRIALS-12.3%
-------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-3.5%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20                                           240,000              264,000
-------------------------------------------------------------------------------------------------------------------
DynCorp International, Inc., 10.375%
Sr. Unsec. Nts., 7/1/17                                                              1,085,000              948,019
-------------------------------------------------------------------------------------------------------------------
Huntington Ingalls Industries, Inc., 7.125%
Sr. Unsec. Unsub. Nts., 3/15/21                                                        805,000              866,381
-------------------------------------------------------------------------------------------------------------------
Kratos Defense & Security Solutions, Inc., 10%
Sr. Sec. Nts., 6/1/17                                                                  267,000              290,363
-------------------------------------------------------------------------------------------------------------------
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19(5)                                 130,000              138,125
-------------------------------------------------------------------------------------------------------------------
TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18                                  760,000              826,500
-------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18                                   650,000              731,250
                                                                                                          ---------
                                                                                                          4,064,638
-------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-0.5%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18(4)                                 510,000              532,950
-------------------------------------------------------------------------------------------------------------------
AIRLINES-0.5%
American Airlines 2011-2 Class A Pass Through
Trust, 8.625% Sec. Certificates, 4/15/23                                               560,000              590,800
-------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS-1.1%
Associated Materials LLC, 9.125%
Sr. Sec. Nts., 11/1/17(4)                                                              265,000              259,038
-------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 13.125%
Sr. Unsec. Sub. Nts., 7/15/14                                                          880,000              893,200
-------------------------------------------------------------------------------------------------------------------
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
8.625% Sr. Sec. Nts., 12/1/17(4)                                                        67,000               71,355
                                                                                                          ---------
                                                                                                          1,223,593

6 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                                Principal
                                                                                   Amount                  Value
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-1.6%
R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18                             $1,130,000             $1,101,750
----------------------------------------------------------------------------------------------------------------
STHI Holding Corp., 8% Sec. Nts., 3/15/18(4)                                      200,000                213,000
----------------------------------------------------------------------------------------------------------------
West Corp., 8.625% Sr. Unsec. Nts., 10/1/18                                       500,000                551,250
                                                                                                      ----------
                                                                                                       1,866,000
----------------------------------------------------------------------------------------------------------------
MACHINERY-2.3%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16(5)                             540,000                561,600
----------------------------------------------------------------------------------------------------------------
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16(4)                                150,000                161,625
----------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20                         755,000                834,275
----------------------------------------------------------------------------------------------------------------
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                                    540,000                561,600
----------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.:
9% Sr. Sec. Nts., 12/15/17                                                        335,000                345,050
9% Sr. Sec. Nts., 12/15/17(4)                                                     170,000                175,100
                                                                                                      ----------
                                                                                                       2,639,250
----------------------------------------------------------------------------------------------------------------
MARINE-0.8%
Marquette Transportation Co./Marquette Transportation
Finance Corp., 10.875% Sec. Nts., 1/15/17                                         780,000                825,825
----------------------------------------------------------------------------------------------------------------
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S.,
Inc., 8.875% Sr. Sec. Nts., 11/1/17                                               160,000                164,800
                                                                                                      ----------
                                                                                                         990,625
----------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES-0.2%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(5)                          280,000                267,400
----------------------------------------------------------------------------------------------------------------
ROAD & RAIL-1.0%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18                                      670,000                714,388
----------------------------------------------------------------------------------------------------------------
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(4)                         1,045,000                438,900
                                                                                                      ----------
                                                                                                       1,153,288
----------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.8%
----------------------------------------------------------------------------------------------------------------
UR Financing Escrow Corp.:
7.375% Sr. Unsec. Nts., 5/15/20(4)                                                685,000                702,125
7.625% Sr. Unsec. Nts., 4/15/22(4)                                                170,000                175,100
                                                                                                      ----------
                                                                                                         877,225
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-6.1%
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.7%
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19(4)                                          550,000                554,125
----------------------------------------------------------------------------------------------------------------
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20(4)                           253,000                260,590
                                                                                                      ----------
                                                                                                         814,715
----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.4%
Seagate HDD Cayman, 7% Sr. Unsec. Nts., 11/1/21(4)                                470,000                507,600
----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.5%
CDW LLC/CDW Finance Corp., 12.535% Sr. Unsec. Sub. Nts., 10/12/17                 550,000                600,188
----------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-1.1%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                                1,035,000              1,091,925
----------------------------------------------------------------------------------------------------------------
Lawson Software, Inc., 9.375% Sr. Nts., 4/1/19(2,4)                               105,000                108,938
                                                                                                      ----------
                                                                                                       1,200,863
----------------------------------------------------------------------------------------------------------------
IT SERVICES-1.3%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                                  535,000                485,513
----------------------------------------------------------------------------------------------------------------

7 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                                    Principal
                                                                                       Amount                  Value
--------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20(4)                                                   $  395,000             $  430,056
9.875% Sr. Unsec. Nts., 9/24/15                                                       265,000                267,650
12.625% Sr. Unsec. Nts., 1/15/21                                                      270,000                272,025
                                                                                                          ----------
                                                                                                           1,455,244
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.9%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20                           775,000                856,375
--------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc., 6.625% Sr. Unsec. Nts., 6/1/21                              265,000                275,269
--------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18(4)                                                       225,000                247,500
10.75% Sr. Unsec. Nts., 8/1/20                                                        503,000                567,133
--------------------------------------------------------------------------------------------------------------------
NXP BV/NXP Funding LLC, 9.75% Sr. Sec. Nts., 8/1/18(4)                                245,000                278,075
                                                                                                          ----------
                                                                                                           2,224,352
--------------------------------------------------------------------------------------------------------------------
SOFTWARE-0.2%
SunGard Data Systems, Inc., 7.375% Sr. Unsec. Nts., 11/15/18                          160,000                170,800
--------------------------------------------------------------------------------------------------------------------
MATERIALS-8.6%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS-3.1%
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                                          260,000                266,500
--------------------------------------------------------------------------------------------------------------------
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                                          280,000                291,200
9% Sec. Nts., 11/15/20                                                                380,000                355,300
--------------------------------------------------------------------------------------------------------------------
Ineos Finance plc, 8.375% Sr. Sec. Bonds, 2/15/19(4)                                  440,000                466,400
--------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17                                      986,000              1,111,715
--------------------------------------------------------------------------------------------------------------------
LyondellBasell Industries NV, 6% Sr. Nts., 11/15/21(4)                                440,000                464,200
--------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 9% Sec. Nts., 1/15/21                          615,000                541,200
--------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), 6.625% Sr. Unsec. Unsub. Nts., 12/15/20                  70,000                 74,025
                                                                                                          ----------
                                                                                                           3,570,540
--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-0.7%
Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21(4)                        435,000                462,731
--------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18                                370,000                374,163
                                                                                                          ----------
                                                                                                             836,894
--------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.7%
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19                                      650,000                687,375
--------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., 4.45% Sr. Unsec. Nts., 3/1/19(4)                                       130,000                130,731
                                                                                                          ----------
                                                                                                             818,106
--------------------------------------------------------------------------------------------------------------------
METALS & MINING-1.1%
Aleris International, Inc., 7.625% Sr. Unsec. Nts., 2/15/18                         1,050,000              1,103,813
--------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20                                        135,000                148,500
                                                                                                          ----------
                                                                                                           1,252,313
--------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-3.0%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18(4)                                   369,000                425,273
--------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15(4)                               985,000              1,026,863
--------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(4,6)                              1,117,000                586,425
--------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17                            475,000                494,000
--------------------------------------------------------------------------------------------------------------------
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14(6)                                     895,000                604,125
--------------------------------------------------------------------------------------------------------------------

8 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                                          Principal
                                                                                             Amount                Value
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15(4)                              $  375,000             $277,500
                                                                                                              ----------
                                                                                                               3,414,186
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-5.4%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-3.2%
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                                                    385,000              395,106
8.75% Sr. Unsec. Sub. Nts., 3/15/18                                                         550,000              516,313
------------------------------------------------------------------------------------------------------------------------
Frontier Communications Corp.:
8.25% Sr. Unsec. Nts., 4/15/17                                                              270,000              291,600
8.50% Sr. Unsec. Nts., 4/15/20                                                              180,000              190,350
------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17                                                              585,000              609,863
11.50% Sr. Unsec. Nts., 2/4/17(3)                                                               710                  740
------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19                              535,000              587,163
------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18(4)                                560,000              529,200
------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7.50% Sr. Unsec. Nts., 6/1/22(4)                                          570,000              597,075
                                                                                                              ----------
                                                                                                               3,717,410
WIRELESS TELECOMMUNICATION SERVICES-2.2%
------------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20                               700,000              690,375
------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                                   545,000              542,956
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                              590,000              572,300
------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                   135,000              116,438
------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18(4)                                        515,000              566,500
                                                                                                              ----------
                                                                                                               2,488,569
UTILITIES-2.7%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.9%
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20                      507,000              555,165
------------------------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                                                 1,610,000              376,338
10.25% Sr. Unsec. Nts., Series B, 11/1/15                                                   410,000               91,225
                                                                                                              ----------
                                                                                                               1,022,728
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS-1.2%
AES Corp. (The), 8% Sr. Unsec. Unsub. Nts., 10/15/17                                        245,000              277,156
------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 7.50% Sr. Sec. Nts., 2/15/21(4)                                              255,000              273,488
------------------------------------------------------------------------------------------------------------------------
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20                                    530,000              577,700
------------------------------------------------------------------------------------------------------------------------
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18(4)                                      75,000               75,750
------------------------------------------------------------------------------------------------------------------------
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17(4)                                    160,000              168,800
------------------------------------------------------------------------------------------------------------------------
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15                                     15,000               15,656
                                                                                                              ----------
                                                                                                               1,388,550
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES-0.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr. Unsec. Nts., 5/20/20                 545,000              554,538
------------------------------------------------------------------------------------------------------------------------
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Unsec. Nts., 5/1/21                       170,000              154,275
                                                                                                              ----------
                                                                                                                 708,813
                                                                                                              ----------
Total Corporate Bonds and Notes (Cost $100,399,620)                                                           99,474,323

9 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                                  Shares                    Value
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS-1.0%
Ally Financial, Inc., 7% Cum., Series G(7)                                           584              $   486,563
-----------------------------------------------------------------------------------------------------------------
Greektown Superholdings, Inc., Cv., Series A-1(7)                                 11,550                  627,021
                                                                                                      -----------
Total Preferred Stocks (Cost $1,685,203)                                                               1,113,584
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS-2.0%
AbitibiBowater, Inc. (7)                                                          18,219                  260,167
-----------------------------------------------------------------------------------------------------------------
American Media Operations, Inc. (7)                                               58,065                  754,845
-----------------------------------------------------------------------------------------------------------------
Dana Holding Corp.                                                                17,634                  273,327
-----------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A (7)                                               3,811                  117,379
-----------------------------------------------------------------------------------------------------------------
Global Aviation Holdings, Inc. (7)                                                   300                        -
-----------------------------------------------------------------------------------------------------------------
Greektown Superholdings, Inc., Series A-1 (7)                                        874                   44,137
-----------------------------------------------------------------------------------------------------------------
Huntsman Corp.                                                                     6,611                   92,620
-----------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp.                                                                458                   21,645
-----------------------------------------------------------------------------------------------------------------
LyondellBasell Industries NV, Cl. A                                                6,926                  302,320
-----------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. (7)                                                    33                    1,611
-----------------------------------------------------------------------------------------------------------------
Orbcomm, Inc. (7)                                                                  1,127                    4,339
-----------------------------------------------------------------------------------------------------------------
Visteon Corp. (7)                                                                  5,532                  293,196
-----------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                            1,011                   59,861
-----------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. (7)                                                        2,034                  110,446
                                                                                                      -----------
Total Common Stocks (Cost $4,509,835)                                                                   2,335,893

                                                                                  Units
------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES-0.0%
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17( 7)
(Cost $3,168,495)                                                                11,017                        396

                                                                                 Shares
------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY-4.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.22%(8),(9)
(Cost $5,141,336)                                                              5,141,336                 5,141,336
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $121,513,306)                                     99.5%              114,698,735
------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                      0.5                   618,285
                                                                               -----------------------------------
Net Assets                                                                         100.0%             $115,317,020
                                                                               ===================================

Footnotes to Statement of Investments

--------------
* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Represents the current interest rate for a variable or increasing rate security.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See accompanying Notes.

3. Interest or dividend is paid-in-kind, when applicable.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $29,279,624 or 25.39% of the Fund's net assets as of March 30, 2012.

5. Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $2,854,388, which represents 2.48% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

10 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                              ACQUISITION                                         UNREALIZED
SECURITY                                                            DATES            COST           VALUE       APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15      5/14/09-2/8/10        $255,929        $267,400            $11,471
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16         4/21/10-5/3/11         547,899         561,600             13,701
Realogy Corp., 7.625% Sr. Sec. Nts., 1/15/20               1/25/12-2/1/12         562,131         585,200             23,069
Realogy Corp., 9% Sr. Sec. Nts., 1/15/20                   1/25/12-2/1/12         284,450         293,550              9,100
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20              2/3/12         425,000         430,313              5,313
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19                2/2/12         130,000         138,125              8,125
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22               1/31/12         561,922         578,200             16,278
                                                                               ---------------------------------------------
                                                                               $2,767,331      $2,854,388            $87,057
                                                                               =============================================

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

7. Non-income producing security.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES               GROSS           GROSS             SHARES
                                                       DECEMBER 30, 2011(A)        ADDITIONS      REDUCTIONS     MARCH 30, 2012
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                      11,964,562          12,244,852      19,068,078          5,141,336

                                                                                                       VALUE             INCOME
-------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                                $5,141,336             $3,973

a. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

9. Rate shown is the 7-day yield as of March 30, 2012.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers

11 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                           WHEN-ISSUED OR DELAYED DELIVERY
                           BASIS TRANSACTIONS
                           --------------------------------
Purchased securities       $             3,782,816
Sold securities                            796,856

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost                                    $1,930,185
Market Value                            $1,201,425
Market Value as a % of Net Assets            1.04%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager,

12 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

                                             STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY
SECURITY TYPE                                PRICING VENDORS
-------------------------------------        ----------------------------------------------------------
Corporate debt, government debt,             Reported trade data, broker-dealer price quotations,
municipal, mortgage-backed and asset-        benchmark yields, issuer spreads on comparable securities,
backed securities                            the credit quality, yield, maturity, and other appropriate factors.

Loans                                        Information obtained from market participants regarding
                                             reported trade data and broker-dealer price quotations.

Event-linked bonds                           Information obtained from market participants regarding
                                             reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those

13 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                                                                  LEVEL 3-
                                           LEVEL 1-              LEVEL 2-      SIGNIFICANT
                                         UNADJUSTED     OTHER SIGNIFICANT     UNOBSERVABLE
                                      QUOTED PRICES     OBSERVABLE INPUTS           INPUTS          VALUE
                                     --------------    ------------------    -------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Loan Participations                  $            -    $        6,633,203    $           -   $  6,633,203
Corporate Bonds and Notes                         -            99,474,323                -     99,474,323
Preferred Stocks                                  -               486,563          627,021      1,113,584
Common Stocks                             1,243,715             1,092,178                -      2,335,893
Rights, Warrants and Certificates                 -                     -              396            396
Investment Company                        5,141,336                     -                -      5,141,336
                                     --------------    ------------------    -------------   ------------
Total Assets                         $    6,385,051    $      107,686,267    $     627,417   $114,698,735
                                     --------------    ------------------    -------------   ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                            TRANSFERS INTO LEVEL 2*     TRANSFERS OUT OF LEVEL 3*
---------------------------------------------------   ---------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks             $                 52,929    $                  (52,929)
                          ------------------------    --------------------------
Total Assets              $                 52,929    $                  (52,929)
                          ------------------------    --------------------------

-----------
* Transferred from Level 3 to Level 2 due to the availability of market data and increase in market activity for this security.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

14 | Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

RESTRICTED SECURITIES

As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $   121,656,162
                                  ===============

Gross unrealized appreciation     $     4,212,324
Gross unrealized depreciation        (11,169,751)
                                  ---------------
Net unrealized depreciation       $   (6,957,427)
                                  ===============

15 | Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                           Shares            Value
--------------------------------------------------------------------------------------
COMMON STOCKS-98.1%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-11.4%
--------------------------------------------------------------------------------------
AUTOMOBILES-3.1%
Ford Motor Co.                                            3,541,400      $  44,232,086
--------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-1.8%
Hyatt Hotels Corp., Cl. A(1)                                431,658         18,440,430
--------------------------------------------------------------------------------------
McDonald's Corp.                                             70,606          6,926,449
                                                                         -------------
                                                                            25,366,879
--------------------------------------------------------------------------------------
MEDIA-3.2%
McGraw-Hill Cos., Inc. (The)                                941,071         45,613,711
--------------------------------------------------------------------------------------
SPECIALTY RETAIL-3.3%
AutoZone, Inc.(1)                                            34,670         12,890,306
--------------------------------------------------------------------------------------
CarMax, Inc.(1)                                             314,310         10,890,842
--------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                        581,420         23,088,188
                                                                         -------------
                                                                            46,869,336
--------------------------------------------------------------------------------------
CONSUMER STAPLES-10.6%
--------------------------------------------------------------------------------------
BEVERAGES-2.4%
Dr. Pepper Snapple Group, Inc.                              834,770         33,566,102
--------------------------------------------------------------------------------------
FOOD PRODUCTS-4.0%
General Mills, Inc.                                         319,150         12,590,468
--------------------------------------------------------------------------------------
J.M. Smucker Co. (The)                                      347,730         28,291,313
--------------------------------------------------------------------------------------
Mead Johnson Nutrition Co., Cl. A                           202,022         16,662,775
                                                                         -------------
                                                                            57,544,556
--------------------------------------------------------------------------------------
TOBACCO-4.2%
Philip Morris International, Inc.                           670,419         59,405,828
--------------------------------------------------------------------------------------
ENERGY-11.1%
--------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.4%
National Oilwell Varco, Inc.                                251,210         19,963,659
--------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-9.7%
Chevron Corp.                                               600,139         64,358,906
--------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                         386,630         14,943,250
--------------------------------------------------------------------------------------
Noble Energy, Inc.                                          290,230         28,378,689
--------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                  325,610         31,007,840
                                                                         -------------
                                                                           138,688,685
--------------------------------------------------------------------------------------
FINANCIALS-17.0%
--------------------------------------------------------------------------------------
CAPITAL MARKETS-1.0%
Blackstone Group LP (The)                                   930,700         14,835,358
--------------------------------------------------------------------------------------
COMMERCIAL BANKS-3.9%
CIT Group, Inc.(1)                                        1,181,870         48,740,319
--------------------------------------------------------------------------------------
M&T Bank Corp.                                               80,100          6,959,088
                                                                         -------------
                                                                            55,699,407
--------------------------------------------------------------------------------------
CONSUMER FINANCE-1.7%
Discover Financial Services                                 722,080         24,074,147
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-8.3%
Citigroup, Inc.                                             997,949         36,475,036
--------------------------------------------------------------------------------------
CME Group, Inc.                                              82,060         23,742,420
--------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      1,005,290         46,223,234


1 | Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                                                  Shares            Value
---------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
MSCI, Inc., Cl. A(1)                                             306,830       $   11,294,412
                                                                               --------------
                                                                                  117,735,102
---------------------------------------------------------------------------------------------
INSURANCE-2.1%
Berkshire Hathaway, Inc., Cl. B(1)                                 87,240           7,079,526
---------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                       694,410          22,769,704
                                                                               --------------
                                                                                   29,849,230
---------------------------------------------------------------------------------------------
HEALTH CARE-11.8%
---------------------------------------------------------------------------------------------
BIOTECHNOLOGY-1.3%
Celgene Corp.(1)                                                  231,702          17,961,539
---------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.4%
Covidien plc                                                      266,850          14,591,358
---------------------------------------------------------------------------------------------
Edwards Lifesciences Corp.(1)                                      76,590           5,570,391
                                                                               --------------
                                                                                   20,161,749
---------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-3.9%
DaVita, Inc.(1)                                                   129,220          11,651,767
---------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.(1)                                   159,750          11,230,425
---------------------------------------------------------------------------------------------
WellPoint, Inc.                                                   449,910          33,203,358
                                                                               --------------
                                                                                   56,085,550
---------------------------------------------------------------------------------------------
PHARMACEUTICALS-5.2%
Abbott Laboratories                                               603,210          36,970,741
---------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                          871,900          29,426,625
---------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(1)                                   119,430           8,008,976
                                                                               --------------
                                                                                   74,406,342
---------------------------------------------------------------------------------------------
INDUSTRIALS-9.7%
---------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-1.8%
Boeing Co. (The)                                                  350,950          26,100,152
---------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-2.3%
United Parcel Service, Inc., Cl. B                                414,130          33,428,574
---------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-2.9%
Tyco International Ltd.                                           736,200          41,359,716
---------------------------------------------------------------------------------------------
MACHINERY-0.5%
Xylem, Inc.                                                       262,460           7,283,265
---------------------------------------------------------------------------------------------
ROAD & RAIL-2.2%
CSX Corp.                                                       1,343,910          28,920,943
---------------------------------------------------------------------------------------------
QR National Ltd.                                                  439,800           1,699,266
                                                                               --------------
                                                                                   30,620,209
---------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-21.4%
---------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.6%
QUALCOMM, Inc.                                                    545,181          37,083,212
---------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-7.9%
Apple, Inc.(1)                                                    187,802         112,581,665
---------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.8%
Corning, Inc.                                                     792,770          11,162,202
---------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-6.1%
eBay, Inc.(1)                                                   1,366,045          50,393,400

2 | Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                               Shares               Value
INTERNET SOFTWARE & SERVICES CONTINUED
-------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                           57,110        $     36,621,216
                                                               ----------------
                                                                     87,014,616
-------------------------------------------------------------------------------
IT SERVICES-2.1%
International Business Machines Corp.           142,470              29,726,366
-------------------------------------------------------------------------------
SOFTWARE-1.9%
Microsoft Corp.                                 446,617              14,403,398
-------------------------------------------------------------------------------
Oracle Corp.                                    432,460              12,610,534
                                                               ----------------
                                                                     27,013,932
-------------------------------------------------------------------------------
MATERIALS-1.5%
-------------------------------------------------------------------------------
CHEMICALS-1.0%
Praxair, Inc.                                   122,880              14,086,963
-------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-0.5%
Vulcan Materials Co.                            174,400               7,452,112
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-2.1%
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-2.1%
America Movil SAB de CV, ADR, Series L        1,177,642              29,240,851
-------------------------------------------------------------------------------
UTILITIES-1.5%
-------------------------------------------------------------------------------
ENERGY TRADERS-1.5%
AES Corp. (The)(1)                            1,600,790              20,922,321
                                                               ----------------
Total Common Stocks (Cost $962,211,928)                           1,397,135,422
-------------------------------------------------------------------------------
INVESTMENT COMPANY-0.5%
Oppenheimer Institutional Money
Market Fund, Cl. E,
0.22%(2,3) (Cost $6,556,533)                  6,556,533               6,556,533
-------------------------------------------------------------------------------
Total Investments, at Value
(Cost $968,768,461)                                98.6%          1,403,691,955
-------------------------------------------------------------------------------
Other Assets Net of Liabilities                     1.4              20,504,946
                                              ---------------------------------
Net Assets                                        100.0%       $  1,424,196,901
                                              =================================

Footnotes to Statement of Investments

----------
* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                    SHARES             GROSS         GROSS        SHARES
                            DECEMBER 30, 2011(A)     ADDITIONS     REDUCTIONS  MARCH 30, 2012
---------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                    -        64,814,384    58,257,851       6,556,533

                                                  VALUE        INCOME
----------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                      $   6,556,533  $   2,134

----------
a. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

3.   Rate shown is the 7-day yield as of March 30, 2012.

3 | Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

SECURITIES VALUATION
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

4 | Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

                                       STANDARD INPUTS GENERALLY CONSIDERED
SECURITY TYPE                          BY THIRD-PARTY PRICING VENDORS
-------------------------------------------------------------------------------------------------
                                       Reported trade data, broker-dealer price quotations,
Corporate debt, government debt,       benchmark yields, issuer spreads on comparable securities, municipal, mortgage-backed and asset-  the credit quality, yield, maturity, and other appropriate
backed securities                      factors.

                                       Information obtained from market participants regarding
Loans                                  reported trade data and broker-dealer price quotations.

Event-linked bonds                     Information obtained from market participants regarding
                                       reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

5 | Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                                                      LEVEL 3-
                                LEVEL 1-          LEVEL 2-           SIGNIFICANT
                               UNADJUSTED    OTHER SIGNIFICANT      UNOBSERVABLE
                             QUOTED PRICES   OBSERVABLE INPUTS         INPUTS               VALUE
-----------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
Consumer Discretionary      $  162,082,012  $                -    $              -       $     162,082,012
Consumer Staples               150,516,486                   -                   -             150,516,486
Energy                         158,652,344                   -                   -             158,652,344
Financials                     242,193,244                   -                   -             242,193,244
Health Care                    168,615,180                   -                   -             168,615,180
Industrials                    138,791,916                   -                   -             138,791,916
Information Technology         304,581,993                   -                   -             304,581,993
Materials                       21,539,075                   -                   -              21,539,075
Telecommunication Services      29,240,851                   -                   -              29,240,851
Utilities                       20,922,321                   -                   -              20,922,321
Investment Company               6,556,533                   -                   -               6,556,533
                            ------------------------------------------------------------------------------
Total Assets                $1,403,691,955  $                -    $              -       $   1,403,691,955
                            ==============================================================================

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities in the annual and semiannual reports included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $  973,059,482
                                  ==============
Gross unrealized appreciation     $  432,868,170
Gross unrealized depreciation         (2,235,697)
                                  --------------
Net unrealized appreciation       $  430,632,473
                                  ==============

6 | Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                          Shares       Value
--------------------------------------------------------------------------------
COMMON STOCKS-98.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-16.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS-1.3%
Dana Holding Corp.                                        708,217    $10,977,364
--------------------------------------------------------------------------------
Standard Motor Products, Inc.                              67,912      1,204,759
                                                                     -----------
                                                                      12,182,123
--------------------------------------------------------------------------------
DISTRIBUTORS-0.9%
Pool Corp.                                                200,969      7,520,260
--------------------------------------------------------------------------------
VOXX International Corp.(1)                                64,080        868,925
                                                                     -----------
                                                                       8,389,185
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.5%
Bridgepoint Education, Inc.(1)                             65,672      1,625,382
--------------------------------------------------------------------------------
Capella Education Co.(1)                                   11,420        410,549
--------------------------------------------------------------------------------
Coinstar, Inc.(1)                                          25,999      1,652,236
--------------------------------------------------------------------------------
DeVry, Inc.                                                 5,722        193,804
--------------------------------------------------------------------------------
Grand Canyon Education, Inc.(1)                             6,700        118,992
--------------------------------------------------------------------------------
Regis Corp.                                                46,657        859,889
--------------------------------------------------------------------------------
Service Corp. International                                13,797        155,354
                                                                     -----------
                                                                       5,016,206
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-3.1%
Ameristar Casinos, Inc.                                    84,204      1,568,721
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                      40,566      1,530,150
--------------------------------------------------------------------------------
Brinker International, Inc.                                79,944      2,202,457
--------------------------------------------------------------------------------
CEC Entertainment, Inc.                                    24,030        910,977
--------------------------------------------------------------------------------
Cheesecake Factory, Inc. (The)(1)                          50,242      1,476,612
--------------------------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.                     81,989      4,574,986
--------------------------------------------------------------------------------
Denny's Corp.(1)                                           47,570        192,183
--------------------------------------------------------------------------------
Dunkin' Brands Group, Inc.                                466,033     14,032,254
--------------------------------------------------------------------------------
Multimedia Games, Inc.(1)                                  44,110        483,446
--------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.                             2,858        112,948
--------------------------------------------------------------------------------
Papa John's International, Inc.(1)                         55,043      2,072,919
--------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc.(1)                           6,160         46,754
--------------------------------------------------------------------------------
Texas Roadhouse, Inc., Cl. A                               19,335        321,734
                                                                     -----------
                                                                      29,526,141
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES-1.4%
CSS Industries, Inc.                                       12,788        248,854
--------------------------------------------------------------------------------
Helen of Troy Ltd.(1)                                      26,713        908,509
--------------------------------------------------------------------------------
Jarden Corp.                                               55,945      2,250,667
--------------------------------------------------------------------------------
La-Z-Boy, Inc.(1)                                          50,170        750,543
--------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                    393,510      9,440,305
                                                                     -----------
                                                                      13,598,878
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL-0.0%
HSN, Inc.                                                   3,436        130,671
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.0%
Leapfrog Enterprises, Inc.(1)                              19,530        163,271
--------------------------------------------------------------------------------
Polaris Industries, Inc.                                    1,529        110,317
                                                                     -----------
                                                                         273,588


1   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                         Shares        Value
--------------------------------------------------------------------------------
MEDIA-1.6%
Dish Network Corp., Cl. A                                 30,319    $   998,405
-------------------------------------------------------------------------------
IMAX Corp.(1)                                            445,536     10,888,900
-------------------------------------------------------------------------------
Scholastic Corp.                                          36,245      1,278,724
-------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                    103,727      1,147,221
-------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                          53,651      1,233,973
                                                                    -----------
                                                                     15,547,223
-------------------------------------------------------------------------------
MULTILINE RETAIL-0.6%
Big Lots, Inc.(1)                                         50,171      2,158,356
-------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                    18,453      1,162,908
-------------------------------------------------------------------------------
Fred's, Inc.                                              55,761        814,668
-------------------------------------------------------------------------------
Saks, Inc.(1)                                            166,182      1,929,373
                                                                     ----------
                                                                      6,065,305
-------------------------------------------------------------------------------
SPECIALTY RETAIL-4.6%
Aaron's, Inc.                                              5,930        153,587
-------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                  19,627      1,738,363
-------------------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                                 71,173      2,038,395
-------------------------------------------------------------------------------
Ascena Retail Group, Inc.(1)                              54,175      2,401,036
-------------------------------------------------------------------------------
CarMax, Inc.(1)                                          226,830      7,859,660
-------------------------------------------------------------------------------
Cato Corp., Cl. A                                         76,887      2,125,157
-------------------------------------------------------------------------------
Chico's FAS, Inc.                                        148,459      2,241,731
-------------------------------------------------------------------------------
Dick's Sporting Goods, Inc.                                3,196        153,664
-------------------------------------------------------------------------------
Express, Inc.(1)                                          90,526      2,261,339
-------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                            97,583      2,070,711
-------------------------------------------------------------------------------
Foot Locker, Inc.                                         78,081      2,424,415
-------------------------------------------------------------------------------
GameStop Corp., Cl. A                                     90,105      1,967,893
-------------------------------------------------------------------------------
Hibbett Sports, Inc.(1)                                    2,636        143,794
-------------------------------------------------------------------------------
Hot Topic, Inc.                                           35,610        361,442
-------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                               55,705      2,159,683
-------------------------------------------------------------------------------
Monro Muffler Brake, Inc.                                172,159      7,142,877
-------------------------------------------------------------------------------
Pier 1 Imports, Inc.(1)                                  240,040      4,363,927
-------------------------------------------------------------------------------
RadioShack Corp.                                           7,105         44,193
-------------------------------------------------------------------------------
Rent-A-Center, Inc.                                       21,750        821,063
-------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.(1)                            31,005        768,924
-------------------------------------------------------------------------------
Systemax, Inc.(1)                                         14,880        250,877
-------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A(1)                                 186,721        644,187
                                                                     ----------
                                                                     44,136,918
-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-2.3%
Fossil, Inc.(1)                                           66,062      8,718,863
-------------------------------------------------------------------------------
Iconix Brand Group, Inc.(1)                                4,943         85,909
-------------------------------------------------------------------------------
PVH Corp.                                                147,108     13,141,158
                                                                     ----------
                                                                     21,945,930
-------------------------------------------------------------------------------

CONSUMER STAPLES-2.4%
BEVERAGES-0.3%
Constellation Brands, Inc., Cl. A(1)                      51,408      1,212,715
-------------------------------------------------------------------------------
Cott Corp.(1)                                             70,156        462,328
-------------------------------------------------------------------------------

2   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                        Shares        Value
------------------------------------------------------------------------------
BEVERAGES CONTINUED
Dr. Pepper Snapple Group, Inc.                           19,571    $   786,950
                                                                     ---------
                                                                     2,461,993
------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.4%
Andersons, Inc. (The)                                     4,760        231,764
------------------------------------------------------------------------------
Casey's General Stores, Inc.                             21,330      1,182,962
------------------------------------------------------------------------------
Safeway, Inc.                                            41,810        844,980
------------------------------------------------------------------------------
Spartan Stores, Inc.                                     29,987        543,364
------------------------------------------------------------------------------
Susser Holdings Corp.(1)                                 13,094        336,123
------------------------------------------------------------------------------
Village Super Market, Inc., Cl. A                         6,465        204,229
------------------------------------------------------------------------------
Weis Markets, Inc.                                       12,132        528,955
                                                                    ----------
                                                                     3,872,377
------------------------------------------------------------------------------

FOOD PRODUCTS-0.8%
Smithfield Foods, Inc.(1)                                44,590        982,318
------------------------------------------------------------------------------
TreeHouse Foods, Inc.(1)                                115,252      6,857,494
                                                                     ---------
                                                                     7,839,812
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-0.5%
Church & Dwight Co., Inc.                               103,269      5,079,802
------------------------------------------------------------------------------
PERSONAL PRODUCTS-0.3%
Medifast, Inc.(1)                                        99,922      1,744,638
------------------------------------------------------------------------------
USANA Health Sciences, Inc.(1)                           30,450      1,136,699
                                                                     ---------
                                                                     2,881,337
------------------------------------------------------------------------------

TOBACCO-0.1%
Universal Corp.                                          30,797      1,435,140
------------------------------------------------------------------------------
ENERGY-5.9%
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.0%
Basic Energy Services, Inc.(1)                           19,242        333,849
------------------------------------------------------------------------------
C&J Energy Services, Inc.(1)                             80,270      1,428,003
------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc.(1)                    93,758      1,668,892
------------------------------------------------------------------------------
Key Energy Services, Inc.(1)                             18,100        279,645
------------------------------------------------------------------------------
Matrix Service Co.(1)                                    48,596        680,830
------------------------------------------------------------------------------
Nabors Industries Ltd.(1)                                 7,030        122,955
------------------------------------------------------------------------------
Newpark Resources, Inc.(1)                              196,777      1,611,604
------------------------------------------------------------------------------
Parker Drilling Co.(1)                                  271,643      1,621,709
------------------------------------------------------------------------------
RPC, Inc.                                               196,757      2,087,592
                                                                     ---------
                                                                     9,835,079
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS-4.9%
Crosstex Energy, Inc.                                    23,960        338,794
------------------------------------------------------------------------------
CVR Energy, Inc.(1)                                      43,316      1,158,703
------------------------------------------------------------------------------
Delek US Holdings, Inc.                                  22,620        350,836
------------------------------------------------------------------------------
Energy Partners Ltd.(1)                                 148,840      2,472,232
------------------------------------------------------------------------------
Energy XXI (Bermuda) Ltd.(1)                            105,883      3,823,435
------------------------------------------------------------------------------
Gran Tierra Energy, Inc.(1)                              57,070        358,970
------------------------------------------------------------------------------
Green Plains Renewable Energy, Inc.(1)                   44,860        484,039
------------------------------------------------------------------------------
HollyFrontier Corp.                                     508,033     16,333,261
------------------------------------------------------------------------------
Kosmos Energy Ltd.(1)                                   278,293      3,684,599
------------------------------------------------------------------------------

3   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                         Shares        Value
-------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
-------------------------------------------------------------------------------
PAA Natural Gas Storage LP                                258,233    $4,906,427
-------------------------------------------------------------------------------
Renewable Energy Group, Inc.(1)                           234,110     2,425,380
-------------------------------------------------------------------------------
Rex Stores Corp.(1)                                        18,130       556,591
-------------------------------------------------------------------------------
Stone Energy Corp.(1)                                      12,870       367,953
-------------------------------------------------------------------------------
Targa Resources Corp.                                      19,440       883,548
-------------------------------------------------------------------------------
Tesoro Corp.(1)                                            67,651     1,815,753
-------------------------------------------------------------------------------
TransGlobe Energy Corp.(1)                                 85,383     1,031,427
-------------------------------------------------------------------------------
VAALCO Energy, Inc.(1)                                    229,497     2,168,747
-------------------------------------------------------------------------------
W&T Offshore, Inc.                                         78,361     1,651,850
-------------------------------------------------------------------------------
Warren Resources, Inc.(1)                                 114,690       373,889
-------------------------------------------------------------------------------
Western Refining, Inc.                                    109,457     2,059,981
                                                                     ----------
                                                                     47,246,415
-------------------------------------------------------------------------------
FINANCIALS-21.1%
-------------------------------------------------------------------------------
CAPITAL MARKETS-1.3%
Apollo Global Management LLC                              192,064     2,742,674
-------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                           50,457     1,130,741
-------------------------------------------------------------------------------
Financial Engines, Inc.(1)                                116,800     2,611,648
-------------------------------------------------------------------------------
GFI Group, Inc.                                             8,890        33,426
-------------------------------------------------------------------------------
KBW, Inc.                                                 250,591     4,635,934
-------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A(1)                       88,390     1,137,579
                                                                     ----------
                                                                     12,292,002
-------------------------------------------------------------------------------
COMMERCIAL BANKS-2.3%
Banco Latinoamericano de Exportaciones SA, Cl. E            5,490       115,894
-------------------------------------------------------------------------------
CapitalSource, Inc.                                     1,479,819     9,766,805
-------------------------------------------------------------------------------
Citizens & Northern Corp.                                   9,086       181,720
-------------------------------------------------------------------------------
CVB Financial Corp.                                       102,690     1,205,581
-------------------------------------------------------------------------------
Eagle Bancorp, Inc.(1)                                     23,763       397,793
-------------------------------------------------------------------------------
First Horizon National Corp.                               12,944       134,359
-------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                               201,275     2,411,275
-------------------------------------------------------------------------------
FirstMerit Corp.                                          361,166     6,089,259
-------------------------------------------------------------------------------
Grupo Financiero Galicia SA, ADR                           18,410       118,376
-------------------------------------------------------------------------------
Lakeland Financial Corp.                                    4,189       109,040
-------------------------------------------------------------------------------
NBT Bancorp, Inc.                                           2,697        59,550
-------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                              14,202       339,712
-------------------------------------------------------------------------------
Southside Bancshares, Inc.                                 19,830       438,243
-------------------------------------------------------------------------------
State Bank Financial Corp.(1)                              18,066       316,336
-------------------------------------------------------------------------------
Univest Corp. of Pennsylvania                              20,020       335,936
-------------------------------------------------------------------------------
WesBanco, Inc.                                             32,269       649,898
                                                                     ----------
                                                                     22,669,777
-------------------------------------------------------------------------------
CONSUMER FINANCE-0.3%
EZCORP, Inc., Cl. A(1)                                     59,014     1,915,299
-------------------------------------------------------------------------------
First Cash Financial Services, Inc.(1)                      2,180        93,500
-------------------------------------------------------------------------------
World Acceptance Corp.(1)                                   8,274       506,783
                                                                      ---------
                                                                      2,515,582
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-2.4%
Moody's Corp.                                             197,050     8,295,805
-------------------------------------------------------------------------------

4   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                          Shares       Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
MSCI, Inc., Cl. A(1)                                      411,996    $15,165,573
                                                                      ----------
                                                                      23,461,378
--------------------------------------------------------------------------------
INSURANCE-4.5%
Allied World Assurance Holdings Ltd.                       20,420      1,402,241
--------------------------------------------------------------------------------
Alterra Capital Holdings Ltd.                             117,423      2,698,381
--------------------------------------------------------------------------------
American Equity Investment Life Holding Co.                91,510      1,168,583
--------------------------------------------------------------------------------
American Financial Group, Inc.                             61,618      2,377,222
--------------------------------------------------------------------------------
AmTrust Financial Services, Inc.                          196,868      5,291,812
--------------------------------------------------------------------------------
Assurant, Inc.                                             40,830      1,653,615
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                     109,773      1,813,450
--------------------------------------------------------------------------------
Brown & Brown, Inc.                                       284,020      6,753,996
--------------------------------------------------------------------------------
CNO Financial Group, Inc.(1)                              245,471      1,909,764
--------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                            6,955        234,384
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                              20,860        857,763
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                               67,880      2,115,820
--------------------------------------------------------------------------------
Horace Mann Educators Corp.                                76,824      1,353,639
--------------------------------------------------------------------------------
Maiden Holdings Ltd.                                       89,740        807,660
--------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc.                         127,040      1,185,283
--------------------------------------------------------------------------------
Montpelier Re Holdings Ltd.                                 3,350         64,722
--------------------------------------------------------------------------------
Primerica, Inc.                                            80,435      2,027,766
--------------------------------------------------------------------------------
ProAssurance Corp.                                         18,176      1,601,487
--------------------------------------------------------------------------------
Protective Life Corp.                                      38,122      1,129,174
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                         35,361      2,102,919
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                             10,540        431,508
--------------------------------------------------------------------------------
Symetra Financial Corp.                                   172,303      1,986,654
--------------------------------------------------------------------------------
Torchmark Corp.                                            34,737      1,731,639
--------------------------------------------------------------------------------
Tower Group, Inc.                                          17,490        392,301
                                                                      ----------
                                                                      43,091,783
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-8.7%
Acadia Realty Trust                                         1,700         38,318
--------------------------------------------------------------------------------
American Campus Communities, Inc.                          44,997      2,012,266
--------------------------------------------------------------------------------
BRE Properties, Inc., Cl. A                                39,137      1,978,375
--------------------------------------------------------------------------------
Camden Property Trust                                       1,840        120,980
--------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                          32,390        612,819
--------------------------------------------------------------------------------
Chatham Lodging Trust                                     151,450      1,921,901
--------------------------------------------------------------------------------
Colonial Properties Trust                                  14,760        320,735
--------------------------------------------------------------------------------
CubeSmart                                                 178,141      2,119,878
--------------------------------------------------------------------------------
CYS Investments, Inc.                                     388,619      5,087,023
--------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                138,435     10,240,037
--------------------------------------------------------------------------------
Douglas Emmett, Inc.                                       48,590      1,108,338
--------------------------------------------------------------------------------
EastGroup Properties, Inc.                                 37,543      1,885,409
--------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                          15,770      1,099,800
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                                  9,019      1,366,469
--------------------------------------------------------------------------------
Extra Space Storage, Inc.                                  90,366      2,601,637
--------------------------------------------------------------------------------
Federal Realty Investment Trust                            18,231      1,764,578
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.(1)                     14,240        175,864
--------------------------------------------------------------------------------
Glimcher Realty Trust                                     147,741      1,509,913
--------------------------------------------------------------------------------
Hatteras Financial Corp.                                  229,270      6,396,633
--------------------------------------------------------------------------------
Home Properties of New York, Inc.                          38,304      2,336,927
--------------------------------------------------------------------------------

5   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                          Shares        Value
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
-------------------------------------------------------------------------------
Hospitality Properties Trust                               22,118    $   585,463
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                        33,807      1,575,744
--------------------------------------------------------------------------------
LaSalle Hotel Properties                                  399,626     11,245,476
--------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                   103,215      6,918,501
--------------------------------------------------------------------------------
Post Properties, Inc.                                      23,099      1,082,419
--------------------------------------------------------------------------------
PS Business Parks, Inc.                                    11,691        766,228
--------------------------------------------------------------------------------
Sovran Self Storage, Inc.                                  29,839      1,486,877
--------------------------------------------------------------------------------
Starwood Property Trust, Inc.                             335,582      7,053,934
--------------------------------------------------------------------------------
Sun Communities, Inc.                                      45,717      1,980,918
--------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                        74,187      2,205,580
--------------------------------------------------------------------------------
Taubman Centers, Inc.                                      34,453      2,513,346
--------------------------------------------------------------------------------
Weingarten Realty Investors                                54,520      1,440,964
                                                                      ----------
                                                                      83,553,350
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.2%
Altisource Portfolio Solutions SA(1)                       18,320      1,110,925
--------------------------------------------------------------------------------
MI Developments, Inc.                                      24,660        852,989
                                                                       ---------
                                                                       1,963,914
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-1.4%
BankUnited, Inc.                                          162,805      4,070,125
--------------------------------------------------------------------------------
Flushing Financial Corp.                                   28,313        381,093
--------------------------------------------------------------------------------
OceanFirst Financial Corp.                                 17,040        242,650
--------------------------------------------------------------------------------
Ocwen Financial Corp.(1)                                  363,690      5,684,475
--------------------------------------------------------------------------------
Oritani Financial Corp.                                   209,090      3,069,441
                                                                      ----------
                                                                      13,447,784
--------------------------------------------------------------------------------
HEALTH CARE-10.2%
-------------------------------------------------------------------------------
BIOTECHNOLOGY-1.3%
Achillion Pharmaceuticals, Inc.(1)                        158,709      1,520,432
--------------------------------------------------------------------------------
Aveo Pharmaceuticals, Inc.(1)                             113,386      1,407,120
--------------------------------------------------------------------------------
Halozyme Therapeutics, Inc.(1)                            250,182      3,192,322
--------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.(1)                            2,500             25
--------------------------------------------------------------------------------
Medivation, Inc.(1)                                        28,831      2,154,252
--------------------------------------------------------------------------------
Myriad Genetics, Inc.(1)                                   85,323      2,018,742
--------------------------------------------------------------------------------
PDL BioPharma, Inc.                                       311,849      1,980,241
--------------------------------------------------------------------------------
United Therapeutics Corp.(1)                                4,604        216,987
                                                                      ----------
                                                                      12,490,121
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.5%
ConMed Corp.                                               54,634      1,631,918
--------------------------------------------------------------------------------
Cyberonics, Inc.(1)                                        27,048      1,031,340
--------------------------------------------------------------------------------
Dexcom, Inc.(1)                                           364,450      3,801,214
--------------------------------------------------------------------------------
Greatbatch, Inc.(1)                                       201,431      4,939,088
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc.(1)                                 1,225        107,126
--------------------------------------------------------------------------------
Orthofix International NV(1)                               55,180      2,073,664
--------------------------------------------------------------------------------
RTI Biologics, Inc.(1)                                    171,282        633,743
--------------------------------------------------------------------------------
Vascular Solutions, Inc.(1)                                25,920        279,677
--------------------------------------------------------------------------------

6   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                           Shares       Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Young Innovations, Inc.                                     10,022    $  309,880
                                                                      ----------
                                                                      14,807,650
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-4.2%
AMERIGROUP Corp.(1)                                         69,740     4,692,107
--------------------------------------------------------------------------------
AmSurg Corp.(1)                                             54,191     1,516,264
--------------------------------------------------------------------------------
Assisted Living Concepts, Inc.                              23,340       387,677
--------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc.(1)                         18,480       434,465
--------------------------------------------------------------------------------
Centene Corp.(1)                                            38,607     1,890,585
--------------------------------------------------------------------------------
Chemed Corp.                                                25,040     1,569,507
--------------------------------------------------------------------------------
DaVita, Inc.(1)                                              7,510       677,177
--------------------------------------------------------------------------------
Ensign Group, Inc. (The)                                    50,390     1,368,592
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.(1)                            42,030       918,776
--------------------------------------------------------------------------------
HealthSouth Corp.(1)                                       423,380     8,670,822
--------------------------------------------------------------------------------
HMS Holdings Corp.(1)                                      155,019     4,838,143
--------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                                36,401     1,435,655
--------------------------------------------------------------------------------
Lincare Holdings, Inc.                                      72,087     1,865,612
--------------------------------------------------------------------------------
Magellan Health Services, Inc.(1)                            1,651        80,585
--------------------------------------------------------------------------------
Metropolitan Health Networks, Inc.(1)                      113,954     1,067,749
--------------------------------------------------------------------------------
Molina Healthcare, Inc.(1)                                  46,534     1,564,938
--------------------------------------------------------------------------------
Patterson Cos., Inc.                                        47,886     1,599,392
--------------------------------------------------------------------------------
PSS World Medical, Inc.(1)                                  71,688     1,816,574
--------------------------------------------------------------------------------
Schein (Henry), Inc.(1)                                     18,430     1,394,782
--------------------------------------------------------------------------------
Select Medical Holdings Corp.(1)                           142,132     1,092,995
--------------------------------------------------------------------------------
Triple-S Management Corp., Cl. B(1)                         29,681       685,631
--------------------------------------------------------------------------------
U.S. Physical Therapy, Inc.                                 36,293       836,554
--------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                       4,570       191,529
                                                                      ----------
                                                                      40,596,111
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.4%
Allscripts Healthcare Solutions, Inc.(1)                    90,710     1,505,786
--------------------------------------------------------------------------------
MedAssets, Inc.(1)                                          61,500       809,340
--------------------------------------------------------------------------------
Medidata Solutions, Inc.(1)                                 20,006       532,960
--------------------------------------------------------------------------------
Omnicell, Inc.(1)                                           64,010       973,592
                                                                       ---------
                                                                       3,821,678
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-0.7%
Cambrex Corp.(1)                                           137,894       963,879
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                                6           166
--------------------------------------------------------------------------------
Waters Corp.(1)                                             59,105     5,476,669
                                                                       ---------
                                                                       6,440,714
--------------------------------------------------------------------------------
PHARMACEUTICALS-2.1%
Endo Pharmaceuticals Holdings, Inc.(1)                      38,770     1,501,562
--------------------------------------------------------------------------------
MAP Pharmaceuticals, Inc.(1)                               125,170     1,797,441
--------------------------------------------------------------------------------
Medicines Co. (The)(1)                                      40,937       821,606
--------------------------------------------------------------------------------
Obagi Medical Products, Inc.(1)                             25,760       345,184
--------------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc.(1)                             3,150       122,000
--------------------------------------------------------------------------------

7   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                      Shares        Value
----------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
----------------------------------------------------------------------------
Questcor Pharmaceuticals, Inc.(1)                     374,480    $14,087,938
----------------------------------------------------------------------------
Warner Chilcott plc, Cl. A(1)                          87,404      1,469,261
                                                                  ----------
                                                                  20,144,992
----------------------------------------------------------------------------
INDUSTRIALS-16.1%
AEROSPACE & DEFENSE-1.4%
Aerovironment, Inc.(1)                                 22,880        613,413
----------------------------------------------------------------------------
B/E Aerospace, Inc.(1)                                202,180      9,395,305
----------------------------------------------------------------------------
Curtiss-Wright Corp.                                   45,497      1,683,844
----------------------------------------------------------------------------
Exelis, Inc.                                           12,253        153,408
----------------------------------------------------------------------------
LMI Aerospace, Inc.(1)                                 14,490        263,718
----------------------------------------------------------------------------
Moog, Inc., Cl. A(1)                                   37,279      1,598,896
                                                                  ----------
                                                                  13,708,584
----------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-0.7%
Forward Air Corp.                                      20,320        745,134
----------------------------------------------------------------------------
Hub Group, Inc., Cl. A(1)                             145,158      5,230,043
----------------------------------------------------------------------------
Park-Ohio Holdings Corp.(1)                            17,052        341,893
                                                                   ---------
                                                                   6,317,070
----------------------------------------------------------------------------
AIRLINES-0.4%
Alaska Air Group, Inc.(1)                              59,180      2,119,828
----------------------------------------------------------------------------
JetBlue Airways Corp.(1)                              277,100      1,355,019
----------------------------------------------------------------------------
Spirit Airlines, Inc.(1)                               27,761        557,163
                                                                   ---------
                                                                   4,032,010
----------------------------------------------------------------------------
BUILDING PRODUCTS-0.0%
Gibraltar Industries, Inc.(1)                           5,980         90,597
----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-2.3%
Acco Brands Corp.(1)                                   42,460        526,929
----------------------------------------------------------------------------
Cintas Corp.                                           39,980      1,564,018
----------------------------------------------------------------------------
Deluxe Corp.                                           91,137      2,134,429
----------------------------------------------------------------------------
Encore Capital Group, Inc.(1)                          51,641      1,164,505
----------------------------------------------------------------------------
Intersections, Inc.                                    32,350        413,433
----------------------------------------------------------------------------
Knoll, Inc.                                            44,979        748,451
----------------------------------------------------------------------------
Quad Graphics, Inc.                                     8,937        124,224
----------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                  8,040         77,184
----------------------------------------------------------------------------
Sykes Enterprises, Inc.(1)                             87,116      1,376,433
----------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                    76,444      2,015,064
----------------------------------------------------------------------------
Waste Connections, Inc.                               365,090     11,876,378
                                                                  ----------
                                                                  22,021,048
----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.2%
Aecom Technology Corp.(1)                             283,816      6,348,964
----------------------------------------------------------------------------
EMCOR Group, Inc.                                       3,927        108,856
----------------------------------------------------------------------------
Granite Construction, Inc.                             12,000        344,880
----------------------------------------------------------------------------
Great Lakes Dredge & Dock Co.                          15,870        114,581
----------------------------------------------------------------------------
KBR, Inc.                                             291,321     10,356,462
----------------------------------------------------------------------------
Primoris Services Corp.                                85,708      1,376,470
----------------------------------------------------------------------------

8   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                         Shares        Value
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
URS Corp.                                                 50,031    $ 2,127,318
                                                                     ----------
                                                                     20,777,531
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-1.6%
AZZ, Inc.                                                  2,407        124,297
-------------------------------------------------------------------------------
Belden, Inc.                                              24,260        919,697
-------------------------------------------------------------------------------
Brady Corp., Cl. A                                        36,860      1,192,421
-------------------------------------------------------------------------------
EnerSys, Inc.(1)                                          42,020      1,455,993
-------------------------------------------------------------------------------
Generac Holdings, Inc.(1)                                105,692      2,594,739
-------------------------------------------------------------------------------
General Cable Corp.(1)                                    78,493      2,282,576
-------------------------------------------------------------------------------
Regal-Beloit Corp.                                       101,289      6,639,494
                                                                     ----------
                                                                     15,209,217
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.1%
Standex International Corp.                               20,056        826,107
-------------------------------------------------------------------------------
MACHINERY-1.6%
Actuant Corp., Cl. A                                      69,970      2,028,430
-------------------------------------------------------------------------------
AGCO Corp.(1)                                             11,210        529,224
-------------------------------------------------------------------------------
Albany International Corp., Cl. A                         52,079      1,195,213
-------------------------------------------------------------------------------
Altra Holdings, Inc.(1)                                   10,890        209,088
-------------------------------------------------------------------------------
Barnes Group, Inc.                                        36,630        963,735
-------------------------------------------------------------------------------
Briggs & Stratton Corp.                                   20,125        360,841
-------------------------------------------------------------------------------
Columbus McKinnon Corp.(1)                                24,290        395,684
-------------------------------------------------------------------------------
Freightcar America, Inc.                                  58,548      1,316,745
-------------------------------------------------------------------------------
Gardner Denver, Inc.                                       1,235         77,830
-------------------------------------------------------------------------------
Kadant, Inc.(1)                                           31,150        741,993
-------------------------------------------------------------------------------
Miller Industries, Inc.                                   30,206        511,086
-------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                              1,660        193,174
-------------------------------------------------------------------------------
Navistar International Corp.(1)                           20,081        812,276
-------------------------------------------------------------------------------
Tennant Co.                                                9,070        399,080
-------------------------------------------------------------------------------
Toro Co. (The)                                             1,164         82,772
-------------------------------------------------------------------------------
TriMas Corp.(1)                                           11,570        259,052
-------------------------------------------------------------------------------
Wabtec Corp.                                              61,079      4,603,524
-------------------------------------------------------------------------------
Watts Water Technologies, Inc., Cl. A                     19,290        786,068
-------------------------------------------------------------------------------
Xylem, Inc.                                                5,293        146,881
                                                                     ----------
                                                                     15,612,696
-------------------------------------------------------------------------------
PROFESSIONAL SERVICES-3.2%
Dun & Bradstreet Corp.                                     1,354        114,724
-------------------------------------------------------------------------------
GP Strategies Corp.(1)                                    34,531        604,293
-------------------------------------------------------------------------------
ICF International, Inc.(1)                                53,131      1,347,933
-------------------------------------------------------------------------------
Insperity, Inc.                                           49,228      1,508,346
-------------------------------------------------------------------------------
Korn-Ferry International(1)                              373,481      6,255,807
-------------------------------------------------------------------------------
Navigant Consulting, Inc.(1)                              72,452      1,007,807
-------------------------------------------------------------------------------
Robert Half International, Inc.                          560,395     16,979,969
-------------------------------------------------------------------------------
Towers Watson & Co., Cl. A                                25,961      1,715,243
-------------------------------------------------------------------------------
TrueBlue, Inc.(1)                                         86,798      1,551,948
                                                                     ----------
                                                                     31,086,070

9   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                          Shares        Value
--------------------------------------------------------------------------------
ROAD & RAIL-2.1%
Genesee & Wyoming, Inc., Cl. A(1)                          72,731    $ 3,969,658
--------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(1)                        278,144     13,259,124
--------------------------------------------------------------------------------
Swift Transportation Co.(1)                               132,870      1,533,320
--------------------------------------------------------------------------------
Werner Enterprises, Inc.                                   42,810      1,064,257
                                                                      ----------
                                                                      19,826,359
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.5%
Applied Industrial Technologies, Inc.                      36,653      1,507,538
--------------------------------------------------------------------------------
Beacon Roofing Supply, Inc.(1)                             73,754      1,899,903
--------------------------------------------------------------------------------
Interline Brands, Inc.(1)                                  86,855      1,876,937
                                                                       ---------
                                                                       5,284,378
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-16.5%
COMMUNICATIONS EQUIPMENT-2.8%
Arris Group, Inc.(1)                                       80,270        907,051
--------------------------------------------------------------------------------
Aruba Networks, Inc.(1)                                   590,536     13,157,142
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)                   312,872      1,799,014
--------------------------------------------------------------------------------
Finisar Corp.(1)                                          366,481      7,384,592
--------------------------------------------------------------------------------
Globecomm Systems, Inc.(1)                                 33,659        487,382
--------------------------------------------------------------------------------
Plantronics, Inc.                                          40,822      1,643,494
--------------------------------------------------------------------------------
Polycom, Inc.(1)                                           69,790      1,330,895
                                                                      ----------
                                                                      26,709,570
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-1.8%
Electronics for Imaging, Inc.(1)                           85,464      1,420,412
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A                          3,655        121,492
--------------------------------------------------------------------------------
NCR Corp.(1)                                               69,720      1,513,621
--------------------------------------------------------------------------------
QLogic Corp.(1)                                           108,127      1,920,336
--------------------------------------------------------------------------------
Synaptics, Inc.(1)                                         52,587      1,919,951
--------------------------------------------------------------------------------
Western Digital Corp.(1)                                  259,043     10,721,790
                                                                      ----------
                                                                      17,617,602
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.8%
Avnet, Inc.(1)                                              6,763        246,106
--------------------------------------------------------------------------------
DDi Corp.                                                  49,430        603,046
--------------------------------------------------------------------------------
Elster Group SE, ADR(1)                                    48,948        773,868
--------------------------------------------------------------------------------
Flextronics International Ltd.(1)                          28,230        204,103
--------------------------------------------------------------------------------
GSI Group, Inc.(1)                                         46,190        557,051
--------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                               37,390        819,963
--------------------------------------------------------------------------------
Itron, Inc.(1)                                              2,420        109,892
--------------------------------------------------------------------------------
Jabil Circuit, Inc.                                         3,044         76,465
--------------------------------------------------------------------------------
Molex, Inc.                                                53,490      1,504,139
--------------------------------------------------------------------------------
MTS Systems Corp.                                           3,448        183,054
--------------------------------------------------------------------------------
Newport Corp.(1)                                           86,792      1,537,954
--------------------------------------------------------------------------------
SYNNEX Corp.(1)                                            31,780      1,212,089
--------------------------------------------------------------------------------
Zygo Corp.(1)                                               6,020        117,811
                                                                       ---------
                                                                       7,945,541

10   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                           Shares       Value
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-0.8%
Ancestry.com, Inc.(1)                                       17,978    $  408,820
--------------------------------------------------------------------------------
AOL, Inc.(1)                                                12,898       244,675
--------------------------------------------------------------------------------
Demand Media, Inc.(1)                                       24,678       178,916
--------------------------------------------------------------------------------
Digital River, Inc.(1)                                       8,971       167,847
--------------------------------------------------------------------------------
IAC/InterActiveCorp                                          7,940       389,775
--------------------------------------------------------------------------------
j2 Global, Inc.                                            170,893     4,901,211
--------------------------------------------------------------------------------
ValueClick, Inc.(1)                                         60,917     1,202,502
                                                                       ---------
                                                                       7,493,746
--------------------------------------------------------------------------------
IT SERVICES-3.1%
Acxiom Corp.(1)                                            134,812     1,979,040
--------------------------------------------------------------------------------
Alliance Data Systems Corp.(1)                                 920       115,883
--------------------------------------------------------------------------------
Amdocs Ltd.(1)                                              42,358     1,337,666
--------------------------------------------------------------------------------
Booz Allen Hamilton Holding Corp.                           92,425     1,573,998
--------------------------------------------------------------------------------
Broadridge Financial Solutions, Inc.                        72,375     1,730,486
--------------------------------------------------------------------------------
CACI International, Inc., Cl. A(1)                          92,124     5,738,404
--------------------------------------------------------------------------------
Convergys Corp.(1)                                         142,259     1,899,158
--------------------------------------------------------------------------------
CSG Systems International, Inc.(1)                          64,466       976,015
--------------------------------------------------------------------------------
Euronet Worldwide, Inc.(1)                                  77,436     1,617,638
--------------------------------------------------------------------------------
Genpact Ltd.(1)                                             38,500       627,550
--------------------------------------------------------------------------------
Global Cash Access, Inc.(1)                                 40,490       315,822
--------------------------------------------------------------------------------
Global Payments, Inc.                                       35,663     1,692,923
--------------------------------------------------------------------------------
Heartland Payment Systems, Inc.                             40,530     1,168,885
--------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                              1,627        55,513
--------------------------------------------------------------------------------
iGate Corp.(1)                                              17,630       295,479
--------------------------------------------------------------------------------
ManTech International Corp.                                 50,560     1,742,298
--------------------------------------------------------------------------------
Maximus, Inc.                                               27,459     1,116,758
--------------------------------------------------------------------------------
SAIC, Inc.(1)                                              130,300     1,719,960
--------------------------------------------------------------------------------
Sapient Corp.                                              102,080     1,270,896
--------------------------------------------------------------------------------
TeleTech Holdings, Inc.(1)                                  44,380       714,518
--------------------------------------------------------------------------------
TNS, Inc.(1)                                                42,700       927,871
--------------------------------------------------------------------------------
Total System Services, Inc.                                 71,800     1,656,426
                                                                      ----------
                                                                      30,273,187
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.0%
Brooks Automation, Inc.                                     20,738       255,700
--------------------------------------------------------------------------------
Cabot Microelectronics Corp.                                 2,566        99,766
--------------------------------------------------------------------------------
Cavuim, Inc.(1)                                            150,211     4,647,528
--------------------------------------------------------------------------------
Cypress Semiconductor Corp.                                  4,974        77,744
--------------------------------------------------------------------------------
Entegris, Inc.(1)                                          178,810     1,670,085
--------------------------------------------------------------------------------
Entropic Communications, Inc.(1)                                 5            29
--------------------------------------------------------------------------------
GT Advanced Technologies, Inc.(1)                          164,986     1,364,434
--------------------------------------------------------------------------------
Integrated Silicon Solution, Inc.(1)                        39,390       439,592
--------------------------------------------------------------------------------
IXYS Corp.(1)                                               51,189       675,695
--------------------------------------------------------------------------------
Lattice Semiconductor Corp.(1)                              52,367       336,720
--------------------------------------------------------------------------------
Semtech Corp.(1)                                           466,548    13,277,956
--------------------------------------------------------------------------------

11   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                          Shares        Value
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Skyworks Solutions, Inc.(1)                               562,829    $15,562,222
                                                                      ----------
                                                                      38,407,471
--------------------------------------------------------------------------------
SOFTWARE-3.2%
Actuate Corp.(1)                                          110,894        696,414
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                           164,332      1,945,691
--------------------------------------------------------------------------------
Ebix, Inc.                                                  7,540        174,626
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                             40,383      3,999,532
--------------------------------------------------------------------------------
Fair Isaac Corp.                                            3,606        158,303
--------------------------------------------------------------------------------
Fortinet, Inc.(1)                                         231,461      6,399,897
--------------------------------------------------------------------------------
JDA Software Group, Inc.(1)                                11,202        307,831
--------------------------------------------------------------------------------
Manhattan Associates, Inc.(1)                               2,291        108,891
--------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                                   10,230        152,018
--------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc.(1)                           63,480        573,859
--------------------------------------------------------------------------------
NetScout Systems, Inc.(1)                                  25,665        522,026
--------------------------------------------------------------------------------
SeaChange International, Inc.(1)                           50,650        394,057
--------------------------------------------------------------------------------
Synopsys, Inc.(1)                                          65,160      1,997,806
--------------------------------------------------------------------------------
TIBCO Software, Inc.(1)                                   364,616     11,120,788
--------------------------------------------------------------------------------
Vasco Data Security International, Inc.(1)                 39,700        428,363
--------------------------------------------------------------------------------
Websense, Inc.(1)                                          85,776      1,809,016
                                                                      ----------
                                                                      30,789,118
--------------------------------------------------------------------------------
MATERIALS-5.7%
--------------------------------------------------------------------------------
CHEMICALS-2.0%
American Vanguard Corp.                                    31,991        693,885
--------------------------------------------------------------------------------
Cytec Industries, Inc.                                    147,918      8,991,935
--------------------------------------------------------------------------------
Ferro Corp.(1)                                            218,688      1,299,007
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                          68,113      2,236,150
--------------------------------------------------------------------------------
Huntsman Corp.                                             15,632        219,004
--------------------------------------------------------------------------------
Koppers Holdings, Inc.                                     27,827      1,073,009
--------------------------------------------------------------------------------
Kronos Worldwide, Inc.                                     40,770      1,016,804
--------------------------------------------------------------------------------
Olin Corp.                                                 79,108      1,720,599
--------------------------------------------------------------------------------
PolyOne Corp.                                                   5             72
--------------------------------------------------------------------------------
Schulman (A.), Inc.                                        64,768      1,750,031
--------------------------------------------------------------------------------
Tredegar Corp.                                              8,157        159,796
--------------------------------------------------------------------------------
Valspar Corp. (The)                                         9,569        462,087
                                                                      ----------
                                                                      19,622,379
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING-1.7%
Ball Corp.                                                 37,570      1,611,002
--------------------------------------------------------------------------------
Boise, Inc.                                                28,549        234,387
--------------------------------------------------------------------------------
Graphic Packaging Holding Co.(1)                          104,667        577,762
--------------------------------------------------------------------------------
Myers Industries, Inc.                                     51,795        763,976
--------------------------------------------------------------------------------
Packaging Corp. of America                                365,050     10,801,830
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                      40,944      1,809,725
                                                                      ----------
                                                                      15,798,682
--------------------------------------------------------------------------------
METALS & MINING-1.4%
Aurizon Mines Ltd.(1)                                      28,470        137,795
--------------------------------------------------------------------------------

12   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                        Shares         Value
--------------------------------------------------------------------------------
METALS & MINING CONTINUED
--------------------------------------------------------------------------------
Century Aluminum Co.(1)                                   342,087    $ 3,037,733
--------------------------------------------------------------------------------
Compass Minerals International, Inc.                       65,864      4,725,083
--------------------------------------------------------------------------------
Nevsun Resources Ltd.                                     141,940        522,339
--------------------------------------------------------------------------------
Noranda Aluminum Holding Corp.                             23,189        231,194
--------------------------------------------------------------------------------
Pan American Silver Corp.                                  57,864      1,276,480
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                      124,743      1,813,763
--------------------------------------------------------------------------------
Worthington Industries, Inc.                              103,337      1,982,004
                                                                      ----------
                                                                      13,726,391
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.6%
Buckeye Technologies, Inc.                                 60,202      2,045,062
--------------------------------------------------------------------------------
Clearwater Paper Corp.(1)                                   3,190        105,940
--------------------------------------------------------------------------------
Glatfelter                                                116,520      1,838,686
--------------------------------------------------------------------------------
KapStone Paper & Packing Corp.(1)                          76,430      1,505,671
--------------------------------------------------------------------------------
Neenah Paper, Inc.                                         18,610        553,461
                                                                       ---------
                                                                       6,048,820
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-0.6%
DIVERSIFIED TELECOMMUNICATION SERVICES-0.3%
Telecom Argentina SA, Sponsored ADR                        83,718      1,483,483
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd., Sponsored ADR           29,681        294,436
--------------------------------------------------------------------------------
Vonage Holdings Corp.(1)                                  589,148      1,302,017
                                                                       ---------
                                                                       3,079,936
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.3%
Telephone & Data Systems, Inc.                             61,416      1,421,780
--------------------------------------------------------------------------------
USA Mobility, Inc.                                         90,266      1,257,405
                                                                       ---------
                                                                       2,679,185
--------------------------------------------------------------------------------
UTILITIES-3.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.5%
Companhia Energetica de Minas Gerais, Sponsored AD R        4,188         99,591
--------------------------------------------------------------------------------
Companhia Paranaense de Energia-Copel, Sponsored A DR      66,566      1,564,967
--------------------------------------------------------------------------------
El Paso Electric Co.                                       42,980      1,396,420
--------------------------------------------------------------------------------
Portland General Electric Co.                              85,392      2,133,092
                                                                       ---------
                                                                       5,194,070
--------------------------------------------------------------------------------
ENERGY TRADERS-1.4%
AES Corp. (The)(1)                                      1,050,087     13,724,637
--------------------------------------------------------------------------------
GAS UTILITIES-0.0%
Southwest Gas Corp.                                           820         35,047
--------------------------------------------------------------------------------
MULTI-UTILITIES-0.9%
CenterPoint Energy, Inc.                                   68,290      1,346,679
--------------------------------------------------------------------------------
CMS Energy Corp.                                          101,953      2,242,966
--------------------------------------------------------------------------------
NorthWestern Corp.                                         45,846      1,625,699
--------------------------------------------------------------------------------
Teco Energy, Inc.                                         100,713      1,767,513
--------------------------------------------------------------------------------
Vectren Corp.                                              51,839      1,506,441
                                                                       ---------
                                                                       8,489,298
--------------------------------------------------------------------------------
WATER UTILITIES-0.5%
Aqua America, Inc.                                        191,513      4,268,820
                                                                     -----------
Total Common Stocks (Cost $773,293,848)                              945,456,126

13   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                           Shares         Value
----------------------------------------------------------------------------------
INVESTMENT COMPANY-3.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.22% (2,3) (Cost $37,574,167)                           37,574,167   $ 37,574,167
----------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $810,868,015)               102.0%   983,030,293
----------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                          (2.0)   (19,654,809)
                                                              --------------------
NET ASSETS                                                    100.0%  $963,375,484
                                                              ====================

Footnotes to Statement of Investments

* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES              GROSS       GROSS        SHARES
                                                           DECEMBER 30, 2011 (A)  ADDITIONS  REDUCTIONS  MARCH 30, 2012
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                17,286,356     106,301,746  86,013,935      37,574,167

                                                                 VALUE       INCOME
-----------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E            $37,574,167 $        17,205

a. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

3. Rate shown is the 7-day yield as of March 30, 2012.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

14   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                                    STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
--------------------------------------------------------------------------------------------------------------------
Corporate debt, government debt, municipal,      Reported trade data, broker-dealer price quotations,
mortgage-backed and asset-backed securities      benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.


Loans                                            Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds                               Information obtained from market participants regarding
                                                 reported trade data and broker-dealer price quotations.

15   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                          LEVEL 1-                   LEVEL 2-                 LEVEL 3-
                                         UNADJUSTED             OTHER SIGNIFICANT           SIGNIFICANT           VALUE
                                        QUOTED PRICES           OBSERVABLE INPUTS       UNOBSERVABLE INPUTS
--------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary              $   156,812,168           $               -       $                 -    $156,812,168
  Consumer Staples                         23,570,461                           -                         -      23,570,461
  Energy                                   57,081,494                           -                         -      57,081,494
  Financials                              202,995,570                           -                         -     202,995,570
  Health Care                              98,301,241                           -                        25      98,301,266
  Industrials                             154,791,667                           -                         -     154,791,667
  Information Technology                  159,236,235                           -                         -     159,236,235

16   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Main Street Small- & Mid-Cap Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                          LEVEL 1-                   LEVEL 2-                LEVEL 3-
                                         UNADJUSTED             OTHER SIGNIFICANT           SIGNIFICANT           VALUE
                                        QUOTED PRICES           OBSERVABLE INPUTS       UNOBSERVABLE INPUTS
--------------------------------------------------------------------------------------------------------------------------
  Materials                                 55,196,272                          -                         -      55,196,272
  Telecommunication Services                 5,759,121                          -                         -       5,759,121
  Utilities                                 31,711,872                          -                         -      31,711,872
Investment Company                          37,574,167                          -                         -      37,574,167
                                        -----------------------------------------------------------------------------------
Total Assets                              $983,030,268          $               -       $                25    $983,030,293
                                        -----------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities  $816,612,286
                                ============
Gross unrealized appreciation   $180,806,584
Gross unrealized depreciation    (14,388,577)
                                ------------
Net unrealized appreciation     $166,418,007
                                ============

17   |  Oppenheimer Main Street Small- & Mid-Cap Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                 Maturity                 Final Legal              Principal
                                                  Date**                Maturity Date***             Amount                Value
-----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-23.4%
YANKEE CERTIFICATES OF DEPOSIT-23.4%
Bank of Nova Scotia, Houston TX:
0.35%                                              8/8/12                   8/8/12               $  1,000,000          $  1,000,000
0.52%                                             5/24/12                  5/24/12                  3,000,000             3,000,000
0.52%                                             5/25/12                  5/25/12                  3,600,000             3,600,000
-----------------------------------------------------------------------------------------------------------------------------------
DnB Bank ASA NY, 0.15%                             4/2/12                   4/2/12                  5,000,000             5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York, 0.15%           4/9/12                   4/9/12                  4,400,000             4,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
0.39%                                             7/20/12                  7/20/12                  3,000,000             3,000,000
0.50%(1)                                          5/16/12                  5/16/12                  2,500,000             2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York:
0.49%(1)                                           4/1/12                  9/10/12                  4,000,000             4,000,000
0.54%(1)                                          6/14/12                 12/11/12                  3,000,000             3,000,000
0.77%                                            11/28/12                 11/28/12                  1,300,000             1,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 0.21%            5/11/12                  5/11/12                  2,000,000             2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., New York, 0.33%(1)         4/16/12                  6/11/12                  5,000,000             5,001,095
                                                                                                                       ------------
Total Certificates of Deposit
(Cost $37,801,095)                                                                                                       37,801,095
-----------------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS-6.5%
Commonwealth Bank of Australia, 0.19%(2)          5/21/12                  5/21/12                  2,000,000             1,999,472
-----------------------------------------------------------------------------------------------------------------------------------
ING (US) Funding LLC, 0.20%                       4/10/12                  4/10/12                  3,000,000             2,999,854
-----------------------------------------------------------------------------------------------------------------------------------
National Australia Funding (Delaware), Inc.,
0.21%(2)                                           5/1/12                   5/1/12                  2,800,000             2,799,510
-----------------------------------------------------------------------------------------------------------------------------------
Rabobank USA Financial Corp., 0.35%               6/22/12                  6/22/12                  1,000,000               999,203
-----------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., 0.27%(2)             6/19/12                  6/19/12                  1,700,000             1,698,993
                                                                                                                       ------------
Total Direct Bank Obligations
(Cost $10,497,032)                                                                                                       10,497,032
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES/COMMERCIAL PAPER-67.5%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS-4.8%
HSBC USA, Inc.:
0.23%                                              5/7/12                   5/7/12                  1,750,000             1,749,598
0.25%                                             4/23/12                  4/23/12                  6,000,000             5,999,102
                                                                                                                       ------------
                                                                                                                          7,748,700
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-4.7%
General Electric Capital Corp.:
0.32%                                              8/3/12                   8/3/12                  1,600,000             1,598,236
0.34%                                             6/19/12                  6/19/12                  2,400,000             2,398,209
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Services:
0.29%                                              4/5/12                   4/5/12                  2,400,000             2,399,923
0.29%                                             4/10/12                  4/10/12                  1,200,000             1,199,913
                                                                                                                       ------------
                                                                                                                          7,596,281
-----------------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING-6.6%
American Honda Finance Corp.:
0.57%(1)                                          6/29/12                  6/29/12                  1,500,000             1,500,000
0.72%(1,3)                                        6/26/12                  9/26/12                  1,500,000             1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
0.59%                                             11/8/12                  11/8/12                  2,400,000             2,391,307

1 | Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                      Maturity            Final Legal          Principal
                                                        Date**         Maturity Date***          Amount               Value
------------------------------------------------------------------------------------------------------------------------------
0.67%(1)                                               6/21/12                12/17/12        $ 2,300,000         $  2,300,000
0.76%(1)                                               4/18/12                10/18/12          3,000,000            3,000,000
                                                                                                                  ------------
                                                                                                                    10,691,307
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL-11.4%
Austin Cnty., TX Industrial Development Corp.
Revenue Bonds, Justin Industries, Inc., Series 1984,
0.20%(1)                                                 4/7/12                4/7/12           5,000,000            5,000,000
------------------------------------------------------------------------------------------------------------------------------
Carroll Cnty., KY Solid Waste Disposal Revenue
Bonds, North American Stainless Project, Series
2006, 0.21%(1)                                           4/7/12                4/7/12           4,300,000            4,300,000
------------------------------------------------------------------------------------------------------------------------------
Chicago, IL Industrial Development Revenue
Bonds, Freedman Seating Co. Project, Series 1998,
 0.35%(1)                                                4/7/12                4/7/12           1,215,000            1,215,000
------------------------------------------------------------------------------------------------------------------------------
Cobb Cnty., GA Development Authority Revenue
 Bonds, Presbyterian Village-Austell, Inc., 0.26%(1)     4/7/12                4/7/12           2,570,000            2,570,000
------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue Bonds, SFO Associates
Project, Series 1994, 0.24%(1)                           4/7/12                4/7/12           1,500,000            1,500,000
------------------------------------------------------------------------------------------------------------------------------
IL Finance Authority, Freedman Seating Co.
Project, Series 2005, 0.35%(1)                           4/7/12                4/7/12           1,085,000            1,085,000
------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Industrial Development
Authority Revenue Bonds, Tindall Corp. Project,
0.24%(1)                                                 4/7/12                4/7/12           2,800,000            2,800,000
                                                                                                                  ------------
                                                                                                                    18,470,000
------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS-4.3%
Reckitt Benckiser Treasury Services plc:
0.55%(2)                                               10/11/12              10/11/12           4,000,000            3,988,206
0.55%(2)                                               10/18/12              10/18/12           1,000,000              996,944
0.70%(2)                                                 7/6/12                7/6/12           2,000,000            1,996,267
                                                                                                                  ------------
                                                                                                                     6,981,417
------------------------------------------------------------------------------------------------------------------------------
RECEIVABLES FINANCE-17.0%
Alpine Securitization Corp.:
0.19%                                                    4/3/12                4/3/12             750,000              749,992
0.20%                                                   4/12/12               4/12/12           2,300,000            2,299,859
------------------------------------------------------------------------------------------------------------------------------
Market Street Funding LLC, 0.22%(2)                      4/4/12                4/4/12           5,000,000            4,999,908
------------------------------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.:
0.20%(2)                                                 4/9/12                4/9/12           2,800,000            2,799,876
0.24%(2)                                                4/18/12               4/18/12           1,000,000              999,887
0.25%(2)                                                4/16/12               4/16/12           3,060,000            3,059,681
------------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp., 0.24%(2)                        6/20/12               6/20/12           1,100,000            1,099,413
------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 0.13%(2)                    4/2/12                4/2/12           3,881,000            3,880,986
------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC:
0.20%(2)                                                5/21/12               5/21/12           1,800,000            1,799,500
0.24%(2)                                                5/23/12               5/23/12           5,773,000            5,770,999
                                                                                                                  ------------
                                                                                                                    27,460,101

2 | Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

                                              Maturity             Final Legal                   Principal
                                               Date**           Maturity Date***                   Amount                 Value
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL-18.7%
Concord Minutemen Cap. Corp. LLC:
0.46%                                         4/11/12                     4/11/12               $  2,100,000           $  2,099,732
0.46%                                          5/2/12                      5/2/12                  1,000,000                999,604
0.46%                                          5/8/12                      5/8/12                  4,700,000              4,697,778
-----------------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 0.18%                 4/2/12                      4/2/12                  7,000,000              6,999,965
-----------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
0.24%                                          5/2/12                      5/2/12                  3,400,000              3,399,297
0.24%                                          5/4/12                      5/4/12                  1,590,000              1,589,650
0.30%                                          4/5/12                      4/5/12                  2,600,000              2,599,913
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
0.18%(2)                                       4/2/12                      4/2/12                    900,000                899,996
0.18%(2)                                       4/3/12                      4/3/12                  6,000,000              5,999,893
0.18%(2)                                       4/5/12                      4/5/12                  1,000,000                999,980
                                                                                                                       ------------
                                                                                                                         30,285,808
                                                                                                                       ------------
Total Short-Term Notes/Commercial Paper
(Cost $109,233,614)                                                                                                     109,233,614
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-1.8%
U.S. Treasury Nts.:
0.75%                                         5/31/12                     5/31/12                  2,000,000              2,001,512
1.00%                                         4/30/12                     4/30/12                  1,000,000              1,000,548
                                                                                                                       ------------
Total U.S. Government Obligations
(Cost $3,002,060)                                                                                                         3,002,060
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value
(Cost $160,533,801)                                                                                     99.2%           160,533,801
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                          0.8              1,297,811
                                                                                                -----------------------------------
Net Assets                                                                                             100.0%          $161,831,612
                                                                                                ===================================

Footnotes to Statement of Investments

--------
* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

** The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

*** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $45,789,511 or 28.29% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,500,000 or 0.93% of the Fund's net assets as of March 30, 2012.

3 | Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs
Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation
Committee.   The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available
to the Manager, when determining the fair value of a security.    Fair value
determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

4 | Oppenheimer Money Fund/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS March 30, 2012* (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                                                             LEVEL 3-
                                       LEVEL 1-            LEVEL 2-         SIGNIFICANT
                                      UNADJUSTED      OTHER SIGNIFICANT    UNOBSERVABLE
                                     QUOTED PRICES    OBSERVABLE INPUTS       INPUTS            VALUE
---------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit              $           -    $      37,801,095    $          -    $   37,801,095
Direct Bank Obligations                          -           10,497,032               -        10,497,032
Short-Term Notes/Commercial Paper                -          109,233,614               -       109,233,614
U.S. Government Obligations                      -            3,002,060               -         3,002,060
                                     --------------------------------------------------------------------
Total Assets                         $           -    $     160,533,801    $          -    $  160,533,801
                                     --------------------------------------------------------------------

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

5 | Oppenheimer Money Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                    Shares                       Value
--------------------------------------------------------------------------------------------------------
WHOLLY-OWNED SUBSIDIARY--0.1%
Oppenheimer Global Strategic Income Fund/VA (Cayman)
Ltd.(1,2) (Cost $1,500,000)                                         15,000                   $ 1,467,754

                                                                 Principal
                                                                   Amount
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.6%
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                      $  520,000                       527,701
--------------------------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(3)                           720,000                       722,267
--------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 0.656%,
8/15/25(4,5)                                                     1,820,063                            --
--------------------------------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust, Asset-Backed
Securities, Series 2009-2A, Cl. A, 2.024%,
10/20/14(3,6)                                                      270,000                       272,202
--------------------------------------------------------------------------------------------------------
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term
Nts.:
Series 2007-1A, Cl. B, 2.456%, 8/15/22(5,6)                      7,870,000                     4,958,100
Series 2007-1A, Cl. C, 3.756%, 8/15/22(5,6)                      5,270,000                     3,109,300
Series 2007-1A, Cl. D, 5.756%, 8/15/22(5,6)                      5,270,000                     3,056,600
--------------------------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D,
3.10%, 5/15/17(5)                                                  198,413                       197,949
--------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, Student Loan Receivables, Series
2005-B, Cl. B, 0.874%, 6/15/39(6)                                2,487,000                     1,203,275
                                                                                        ----------------
Total Asset-Backed Securities (Cost $22,420,059)                                              14,047,394
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--19.5%
--------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--7.0%
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED--6.6%
Federal Home Loan Mortgage Corp.:
4.50%, 4/1/42(7)                                                 4,305,000                     4,565,991
5%, 9/15/33                                                      1,415,651                     1,528,527
5.50%, 9/1/39                                                    1,333,798                     1,452,791
6%, 5/15/18-10/1/37                                                700,041                       769,647
6.50%, 3/15/18-8/15/32                                           1,639,571                     1,847,971
7%, 10/1/31-10/1/37                                                408,364                       469,613
7.50%, 1/1/32                                                      672,049                       805,507
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                766,915                       892,320
Series 151, Cl. F, 9%, 5/15/21                                      22,517                        26,133
Series 1674, Cl. Z, 6.75%, 2/15/24                                 601,853                       692,623
Series 1897, Cl. K, 7%, 9/15/26                                  1,373,775                     1,613,163
Series 2006-11, Cl. PS, 23.68%, 3/25/36(6)                         430,013                       652,914
Series 2043, Cl. ZP, 6.50%, 4/15/28                                564,304                       657,163
Series 2106, Cl. FG, 0.692%, 12/15/28(6)                           968,059                       974,362
Series 2122, Cl. F, 0.692%, 2/15/29(6)                              28,990                        29,180
Series 2148, Cl. ZA, 6%, 4/15/29                                   782,151                       884,028
Series 2195, Cl. LH, 6.50%, 10/15/29                               425,149                       487,957
Series 2326, Cl. ZP, 6.50%, 6/15/31                                 58,697                        67,621
Series 2344, Cl. FP, 1.192%, 8/15/31(6)                            292,073                       298,648
Series 2368, Cl. PR, 6.50%, 10/15/31                               233,702                       269,370
Series 2412, Cl. GF, 1.192%, 2/15/32(6)                            542,888                       555,111
Series 2449, Cl. FL, 0.792%, 1/15/32(6)                            367,632                       371,483

1 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)


                                                                 Principal
                                                                   Amount                       Value
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2451, Cl. FD, 1.242%, 3/15/32(6)                        $   187,571                   $   191,970
Series 2453, Cl. BD, 6%, 5/15/17                                    76,878                        82,815
Series 2461, Cl. PZ, 6.50%, 6/15/32                                874,594                     1,009,278
Series 2464, Cl. FI, 1.242%, 2/15/32(6)                            174,527                       178,198
Series 2470, Cl. AF, 1.242%, 3/15/32(6)                            321,826                       329,373
Series 2470, Cl. LF, 1.242%, 2/15/32(6)                            178,603                       182,360
Series 2471, Cl. FD, 1.242%, 3/15/32(6)                            264,592                       270,148
Series 2477, Cl. FZ, 0.792%, 6/15/31(6)                            717,849                       724,343
Series 2500, Cl. FD, 0.742%, 3/15/32(6)                             24,205                        24,407
Series 2517, Cl. GF, 1.242%, 2/15/32(6)                            155,286                       158,553
Series 2526, Cl. FE, 0.642%, 6/15/29(6)                             44,951                        45,168
Series 2551, Cl. FD, 0.642%, 1/15/33(6)                             20,733                        20,832
Series 2668, Cl. AZ, 4%, 9/1/18                                    155,803                       165,168
Series 2676, Cl. KY, 5%, 9/15/23                                 3,283,255                     3,611,152
Series 3019, Cl. MD, 4.75%, 1/1/31                                  63,129                        63,118
Series 3025, Cl. SJ, 23.864%, 8/15/35(6)                           487,089                       763,272
Series 3094, Cl. HS, 23.497%, 6/15/34(6)                           283,319                       407,638
Series 3465, Cl. HA, 4%, 7/1/17                                    107,098                       111,650
Series 3617, Cl. DC, 4%, 7/1/27                                    518,179                       537,534
Series 3676, Cl. DA, 4%, 4/1/22                                    453,699                       462,486
Series 3822, Cl. JA, 5%, 6/1/40                                    163,914                       176,268
Series 3848, Cl. WL, 4%, 4/1/40                                    742,976                       781,470
Series 3917, Cl. BA, 4%, 6/1/38                                  1,196,251                     1,243,065
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 12.583%, 2/1/28(8)                              20,650                         3,969
Series 205, Cl. IO, 14.019%, 9/1/29(8)                             115,623                        21,672
Series 2074, Cl. S, 63.476%, 7/17/28(8)                             30,471                         6,272
Series 2079, Cl. S, 74.953%, 7/17/28(8)                             51,630                        11,015
Series 2136, Cl. SG, 75.212%, 3/15/29(8)                         1,374,197                       260,039
Series 2399, Cl. SG, 69.626%, 12/15/26(8)                          786,569                       160,136
Series 243, Cl. 6, 0.575%, 12/15/32(8)                             308,803                        69,888
Series 2437, Cl. SB, 81.607%, 4/15/32(8)                         2,408,511                       520,392
Series 2526, Cl. SE, 41.998%, 6/15/29(8)                            56,435                        11,636
Series 2795, Cl. SH, 16.652%, 3/15/24(8)                         1,165,378                       171,134
Series 2802, Cl. AS, 89.866%, 4/15/33(8)                           259,485                        16,294
Series 2920, Cl. S, 66.50%, 1/15/35(8)                             512,876                       101,802
Series 3110, Cl. SL, 99.999%, 2/15/26(8)                           294,717                        37,785
Series 3450, Cl. BI, 10.188%, 5/15/38(8)                           608,956                        84,664
Series 3451, Cl. SB, 15.774%, 5/15/38(8)                           854,581                       105,911
Series 3662, Cl. SM, 24.714%, 10/15/32(8)                          379,998                        51,924
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Mtg.-Linked Global
Debt Securities, 2.06%, 1/15/22                                  2,246,426                     2,277,482
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
2.50%, 4/1/27(7)                                                 9,415,000                     9,547,398
2.647%, 10/1/36(6)                                               4,152,120                     4,436,655
3.50%, 4/1/27(7)                                                 4,495,000                     4,715,536

2 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)


                                                                  Principal
                                                                    Amount                     Value
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
4%, 9/1/18-10/1/18                                             $ 1,953,294                   $ 2,085,408
4%, 4/1/27-4/1/42(7)                                            10,425,000                    10,937,158
4.50%, 4/1/27-4/1/42(7)                                         14,865,000                    15,834,519
5%, 2/25/18-7/25/33                                              6,116,775                     6,638,090
5%, 4/1/42(7)                                                    8,605,000                     9,296,091
5.50%, 4/25/21-1/1/36                                              734,427                       802,790
5.50%, 4/1/27-4/1/42(7)                                          6,243,000                     6,802,639
6%, 10/25/16-1/25/19                                               409,090                       440,706
6%, 4/1/42(7)                                                    5,275,000                     5,812,392
6.50%, 4/25/17-1/1/34                                            2,065,067                     2,359,307
7%, 11/1/17-6/25/34                                              2,234,865                     2,575,160
7.50%, 2/25/27-3/25/33                                           2,449,464                     2,923,547
8.50%, 7/1/32                                                        2,484                         3,034
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 15 yr., 3%, 4/1/27(7)           9,955,000                    10,308,091
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 30 yr., 3.50%, 4/1/42(7)        1,725,000                     1,771,898
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                             412,448                       472,485
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                             227,613                       264,361
Trust 2001-69, Cl. PF, 1.242%, 12/25/31(6)                         388,714                       396,906
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                 455,567                       514,852
Trust 2002-12, Cl. PG, 6%, 3/25/17                                 257,900                       279,650
Trust 2002-29, Cl. F, 1.242%, 4/25/32(6)                           188,350                       192,342
Trust 2002-60, Cl. FH, 1.242%, 8/25/32(6)                          393,020                       401,244
Trust 2002-64, Cl. FJ, 1.242%, 4/25/32(6)                           57,999                        59,228
Trust 2002-68, Cl. FH, 0.742%, 10/18/32(6)                         132,770                       133,751
Trust 2002-84, Cl. FB, 1.242%, 12/25/32(6)                         817,952                       835,384
Trust 2002-9, Cl. PC, 6%, 3/25/17                                  258,893                       280,920
Trust 2002-9, Cl. PR, 6%, 3/25/17                                  317,002                       340,503
Trust 2002-90, Cl. FH, 0.742%, 9/25/32(6)                          457,646                       460,940
Trust 2003-11, Cl. FA, 1.242%, 9/25/32(6)                          817,971                       835,403
Trust 2003-112, Cl. AN, 4%, 11/1/18                                320,544                       339,721
Trust 2003-116, Cl. FA, 0.642%, 11/25/33(6)                         66,360                        66,739
Trust 2004-101, Cl. BG, 5%, 1/25/20                              1,179,446                     1,264,496
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                          2,160,000                     2,453,459
Trust 2005-25, Cl. PS, 27.096%, 4/25/35(6)                         470,391                       822,933
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                              560,000                       673,529
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                              480,000                       524,517
Trust 2006-46, Cl. SW, 23.313%, 6/25/36(6)                         703,977                     1,063,011
Trust 2007-42, Cl. A, 6%, 2/1/33                                   823,210                       865,964
Trust 2008-14, Cl. BA, 4.25%, 3/1/23                               153,810                       163,789
Trust 2009-114, Cl. AC, 2.50%, 12/1/23                             283,259                       292,393
Trust 2009-36, Cl. FA, 1.182%, 6/25/37(6)                          365,000                       370,486
Trust 2011-122, Cl. EA, 3%, 11/1/29                              1,028,588                     1,062,697
Trust 2011-122, Cl. EC, 1.50%, 1/1/20                              748,677                       760,035
Trust 2011-15, Cl. DA, 4%, 3/1/41                                  844,227                       885,848
Trust 2011-3, Cl. KA, 5%, 4/1/40                                   556,801                       608,984
--------------------------------------------------------------------------------------------------------

3 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                     Value
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 39.756%, 11/18/31(8)                    $   216,478                   $    41,842
Trust 2001-63, Cl. SD, 37.552%, 12/18/31(8)                         54,631                        10,080
Trust 2001-68, Cl. SC, 28.164%, 11/25/31(8)                         35,734                         6,818
Trust 2001-81, Cl. S, 30.578%, 1/25/32(8)                           44,097                         9,284
Trust 2002-28, Cl. SA, 38.017%, 4/25/32(8)                          29,113                         5,764
Trust 2002-38, Cl. SO, 51.447%, 4/25/32(8)                         159,474                        30,769
Trust 2002-48, Cl. S, 35.387%, 7/25/32(8)                           45,032                         8,949
Trust 2002-52, Cl. SL, 38.105%, 9/25/32(8)                          29,254                         5,935
Trust 2002-56, Cl. SN, 37.493%, 7/25/32(8)                          61,879                        12,304
Trust 2002-77, Cl. IS, 47.464%, 12/18/32(8)                        271,696                        56,673
Trust 2002-77, Cl. SH, 41.592%, 12/18/32(8)                         63,706                        13,194
Trust 2002-9, Cl. MS, 32.608%, 3/25/32(8)                           59,395                        12,079
Trust 2003-13, Cl. IO, 14.117%, 3/25/33(8)                         512,559                        97,467
Trust 2003-26, Cl. DI, 9.563%, 4/25/33(8)                          370,841                        67,063
Trust 2003-33, Cl. SP, 42.154%, 5/25/33(8)                         387,947                        57,229
Trust 2003-38, Cl. SA, 36.002%, 3/25/23(8)                         535,810                        57,886
Trust 2003-4, Cl. S, 37.368%, 2/25/33(8)                           113,042                        18,525
Trust 2004-56, Cl. SE, 19.737%, 10/25/33(8)                      1,695,270                       269,285
Trust 2005-14, Cl. SE, 45.573%, 3/25/35(8)                       1,662,762                       265,543
Trust 2005-40, Cl. SA, 61.031%, 5/25/35(8)                       1,398,429                       267,726
Trust 2005-40, Cl. SB, 95.733%, 5/25/35(8)                       2,327,842                       445,918
Trust 2005-63, Cl. SA, 61.008%, 10/25/31(8)                         92,288                        18,434
Trust 2005-71, Cl. SA, 65.92%, 8/25/25(8)                          318,976                        43,261
Trust 2006-129, Cl. SM, 27.13%, 1/25/37(8)                         622,955                        95,898
Trust 2006-51, Cl. SA, 18.539%, 6/25/36(8)                       7,818,525                     1,042,765
Trust 2006-60, Cl. DI, 42.143%, 4/25/35(8)                       1,452,305                       195,343
Trust 2006-90, Cl. SX, 99.999%, 9/25/36(8)                       1,516,025                       325,548
Trust 2007-77, Cl. SB, 69.835%, 12/25/31(8)                        568,352                        27,168
Trust 2007-88, Cl. XI, 40.759%, 6/25/37(8)                       2,350,222                       330,383
Trust 2008-46, Cl. EI, 9.748%, 6/25/38(8)                          607,184                        86,538
Trust 2008-55, Cl. SA, 23.66%, 7/25/38(8)                          512,264                        70,723
Trust 2009-8, Cl. BS, 17.59%, 2/25/24(8)                           510,233                        54,914
Trust 2011-84, Cl. IG, 5.965%, 8/1/13(8)                         5,227,335                       112,627
Trust 214, Cl. 2, 40.117%, 3/1/23(8)                               345,973                        75,022
Trust 221, Cl. 2, 39.033%, 5/1/23(8)                                40,510                         8,846
Trust 254, Cl. 2, 31.209%, 1/1/24(8)                               662,524                       144,407
Trust 2682, Cl. TQ, 99.999%, 10/15/33(8)                           545,075                       101,254
Trust 2981, Cl. BS, 99.999%, 5/15/35(8)                            982,473                       169,238
Trust 301, Cl. 2, 1.829%, 4/1/29(8)                                144,332                        26,849
Trust 313, Cl. 2, 24.882%, 6/1/31(8)                             1,484,453                       286,148
Trust 319, Cl. 2, 2.692%, 2/1/32(8)                                710,650                       137,152
Trust 321, Cl. 2, 6.626%, 4/1/32(8)                                191,470                        35,152
Trust 324, Cl. 2, 0%, 7/1/32(8,9)                                  198,461                        37,487

4 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                   Value
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 328, Cl. 2, 0%, 12/1/32(8,9)                             $   470,415              $         75,531
Trust 331, Cl. 5, 2.418%, 2/1/33(8)                                736,410                       151,156
Trust 332, Cl. 2, 0%, 3/1/33(8,9)                                4,023,253                       636,649
Trust 334, Cl. 12, 4.774%, 2/1/33(8)                               644,783                       128,662
Trust 339, Cl. 15, 10.937%, 7/1/33(8)                            1,938,320                       350,920
Trust 345, Cl. 9, 99.999%, 1/1/34(8)                               739,719                       104,171
Trust 351, Cl. 10, 10.384%, 4/1/34(8)                              393,772                        62,484
Trust 351, Cl. 8, 4.991%, 4/1/34(8)                                650,926                       105,052
Trust 356, Cl. 10, 0%, 6/1/35(8,9)                                 535,827                        83,997
Trust 356, Cl. 12, 0%, 2/1/35(8,9)                                 268,038                        41,667
Trust 362, Cl. 13, 1.496%, 8/1/35(8)                               323,927                        61,077
                                                                                        ----------------
                                                                                             157,328,249
--------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
1.625%, 12/9/25(6)                                                   5,050                         5,226
7%, 3/29/28-7/29/28                                                225,662                       266,663
7.50%, 3/1/27                                                       12,270                        13,364
8%, 11/29/25-5/29/26                                                49,072                        51,140
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                904,028                     1,067,142
Series 2000-12, Cl. ZA, 8%, 2/16/30                              1,984,867                     2,385,726
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 69.64%, 7/16/28(8)                         109,911                        23,777
Series 1998-6, Cl. SA, 83.149%, 3/16/28(8)                          65,282                        14,183
Series 2001-21, Cl. SB, 91.359%, 1/16/27(8)                        491,986                        90,424
Series 2007-17, Cl. AI, 21.527%, 4/16/37(8)                        586,956                       119,386
Series 2010-111, Cl. GI, 29.615%, 9/1/13(8)                     11,925,424                       266,149
Series 2011-52, Cl. HS, 7.51%, 4/16/41(8)                          966,145                       226,766
                                                                                        ----------------
                                                                                               4,529,946
--------------------------------------------------------------------------------------------------------
OTHER AGENCY--0.2%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                            504,153                       510,779
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                          1,015,000                     1,069,868
Series 2010-C1, Cl. APT, 2.65%, 10/29/20                         1,154,071                     1,202,952
--------------------------------------------------------------------------------------------------------
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series
2010-R1, Cl. 1A, 0.693%, 10/7/20(6)                                974,442                       975,962
--------------------------------------------------------------------------------------------------------
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts., Series
2010-R3, Cl. 3A, 2.40%, 12/8/20                                    782,278                       794,623
                                                                                        ----------------
                                                                                               4,554,184
--------------------------------------------------------------------------------------------------------
NON-AGENCY--12.5%
--------------------------------------------------------------------------------------------------------
COMMERCIAL--7.4%
Banc of America Commercial Mortgage Trust 2006-3,
Commercial Mtg. Pass-Through Certificates, Series
2006-3,
Cl. AM, 5.858%, 7/10/44(6)                                       4,242,000                     4,152,494
--------------------------------------------------------------------------------------------------------

5 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                       Value
--------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Trust 2006-5,
Commercial Mtg. Pass-Through Certificates, Series 2006-5,
 Cl. AM, 5.448%, 9/1/47                                        $ 6,055,000                   $ 5,884,549
--------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Trust 2007-1,
Commercial Mtg. Pass-Through Certificates, Series
2007-1,
Cl. AMFX, 5.482%, 1/1/49                                         4,159,386                     4,241,775
--------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage Trust 2007-5,
Commercial Mtg. Pass-Through Certificates, Series
2007-5,
Cl. AM, 5.772%, 2/1/51                                           8,090,000                     8,291,486
--------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2007-3, Cl. A4, 5.633%, 6/1/49(6)                           480,000                       535,103
Series 2008-1, Cl. AM, 6.243%, 2/10/51(6)                        3,415,000                     3,624,099
--------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
Certificates, Series 2007-4, Cl. 22A1, 5.589%, 6/1/47(6)         1,055,432                       768,938
--------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust
2006-PWR13, Commercial Mtg. Pass-Through Certificates,
Series 2006-PWR13, Cl. AJ, 5.611%, 9/1/41                        6,630,000                     5,805,162
--------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17, Commercial Mtg. Pass-Through Certificates:
Series 2007-PWR17, Cl. AJ, 5.898%, 6/1/50(6)                     7,400,000                     5,899,650
Series 2007-PWR17, Cl. AM, 5.898%, 6/1/50(6)                     2,330,000                     2,449,092
--------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
Pass-Through Certificates, Series 2005-17, Cl. 1A8,
5.50%, 9/1/35                                                    3,018,899                     2,958,124
--------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg.
Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1,
4.959%, 12/20/35(6)                                                163,063                       124,434
--------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-J3, Mtg.
Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%,
7/1/37                                                           8,692,805                     6,970,221
--------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM,
6.074%, 12/1/49(6)                                               4,270,000                     4,238,596
--------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49             955,000                     1,048,560
--------------------------------------------------------------------------------------------------------
DBUBS Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2011-LC1, Cl. E, 5.557%,
11/1/46(3,6)                                                     2,515,000                     2,312,100
--------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A1, 5.885%, 6/25/36                           130,281                        76,659
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                         628,524                       362,357
--------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.721%,
9/1/20(3,8)                                                      5,625,940                       390,665
--------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                  603,493                       383,830
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F,
6.986%, 5/15/30(6)                                               1,567,000                     1,565,457
--------------------------------------------------------------------------------------------------------

6 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                 Principal
                                                                  Amount                        Value
--------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through
Certificates, Series 2006-GG7, Cl. AJ, 5.883%, 7/10/38(6)      $ 6,150,000                   $ 5,256,611
--------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. AM, 5.867%, 12/1/49          5,550,000                     5,372,736
--------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39            5,650,000                     5,627,869
--------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2011-GC3, Cl. D, 5.543%,
3/1/44(3,6)                                                      3,130,000                     2,815,911
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35               74,582                        72,804
--------------------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg.
Pass-Through Certificates, Series 2005-AR23, Cl. 6A1,
5.051%, 11/1/35(6)                                               1,568,437                     1,152,627
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2006-CIBC15, Cl. AM, 5.855%, 6/1/43                         775,000                       760,037
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                         8,281,000                     6,235,854
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                          2,315,000                     2,586,140
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                         6,400,000                     6,616,691
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust
2006-CIBC16, Commercial Mtg. Pass-Through Certificates,
Series 2006-CIBC16, Cl. AJ, 5.623%, 5/1/45                       2,175,000                     1,614,946
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust
2006-LDP7, Commercial Mtg. Pass-Through Certificates,
Series 2006-LDP7, 5.871%, 4/1/45(6)                                120,000                       129,865
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust
2007-CB19, Commercial Mtg. Pass-Through Certificates,
Series 2007-CB19, Cl. AM, 5.734%, 2/1/49(6)                      5,850,000                     5,789,116
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Trust
2007-LDP11, Commercial Mtg. Pass-Through Certificates,
Series 2007-LDP11, Cl. ASB, 5.816%, 6/1/49(6)                      554,469                       595,595
--------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 2.721%, 1/1/37(6)           319,212                       225,833
--------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial
Mtg. Pass-Through Certificates, Series 2006-C3, Cl. AJ,
5.72%, 3/11/39                                                   1,325,000                     1,154,602
--------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial
Mtg. Pass-Through Certificates:
Series 2007-C6, Cl. A4, 5.858%, 7/11/40                          1,095,000                     1,244,160
Series 2007-C6, Cl. AM, 6.114%, 7/11/40                          5,855,000                     5,859,655
--------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial
Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM,
6.143%, 4/11/41(6)                                               2,610,000                     2,768,513
--------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Mtg.-Backed
Security, 6%, 5/1/29                                                14,620                         2,802
--------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                 257,439                       264,865
--------------------------------------------------------------------------------------------------------

7 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                      Value
--------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
--------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. AJ,
5.66%, 5/1/39(6)                                               $ 3,845,000                   $ 3,404,596
--------------------------------------------------------------------------------------------------------
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg.
Pass-Through Certificates, Series 2006-3, Cl. AJ,
5.485%, 7/1/46                                                   5,820,000                     4,809,392
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2006-IQ12, Commercial
Mtg. Pass-Through Certificates, Series 2006-IQ12, Cl.
AJ, 5.399%, 12/1/43                                              7,734,000                     5,610,344
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ15, Commercial
Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl.
AM, 5.882%, 6/1/49(6)                                            6,485,000                     6,427,977
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg.
Pass-Through Certificates, Series 2006-HQ10, Cl. AM,
5.36%, 11/1/41                                                   8,500,000                     8,973,170
--------------------------------------------------------------------------------------------------------
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2005-QA4, Cl. A32,
3.307%, 4/25/35(6)                                                 114,868                        14,420
--------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A12, Mtg.
Pass-Through Certificates, Series 2006-A12, Cl. 1A,
6.25%, 11/1/36                                                     695,410                       469,655
--------------------------------------------------------------------------------------------------------
Sequoia Mortgage Trust, Mtg. Pass-Through Certificates,
Series 2012-2, Cl. A2, 3.50%, 3/1/42                               555,000                       565,580
--------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.807%, 2/1/37(6)          9,033,538                     6,351,038
--------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
Pass-Through Certificates, Series 2007-6, Cl. 3A1,
4.957%, 7/1/37(6)                                                6,911,161                     4,654,653
--------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C23,
Commercial Mtg. Pass-Through Certificates, Series
2006-C23, Cl. AJ, 5.515%, 1/1/45                                 4,510,000                     4,321,737
--------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C25,
Commercial Mtg. Pass-Through Certificates, Series
2006-C25, Cl. AJ, 5.737%, 5/1/43(6)                              4,220,000                     4,068,112
--------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR15, Cl.
1A, 0.999%, 11/1/46(6)                                           1,159,727                       771,810
--------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust,
Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A,
2.474%, 4/1/47(6)                                                  817,408                       480,355
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-W Trust,
Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2,
2.608%, 11/1/34(6)                                                 618,140                        24,307
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR1, Cl.
1A1, 2.613%, 2/1/35(6)                                           3,631,643                     3,411,153
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4,
5.771%, 4/1/37(6)                                                2,302,009                     2,017,673
--------------------------------------------------------------------------------------------------------
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series
2011-C3, Cl. XA, 9.116%, 3/1/44(8)                               6,083,214                       536,774
                                                                                        ----------------
                                                                                             175,143,329

8 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                        Value
---------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.7%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2006-2, Cl. AJ,
5.766%, 5/1/45(6)                                              $ 4,295,000                    $ 3,888,388
---------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg.
Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A,
5.652%, 6/1/36(6)                                                5,865,780                      5,180,117
---------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.178%, 5/1/37(6)        4,584,827                      3,991,191
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR15, Cl.
1A2, 5.028%, 9/1/35(6)                                             417,899                        369,205
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 2.668%, 3/25/36(6)                                          3,233,440                      2,767,368
                                                                                        -----------------
                                                                                               16,196,269
---------------------------------------------------------------------------------------------------------
OTHER--0.1%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39            2,315,000                      2,557,286
---------------------------------------------------------------------------------------------------------
RESIDENTIAL--4.3%
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
1.202%, 5/25/34(6)                                                 920,464                        776,553
---------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3, Cl. A2B,
0.342%, 9/25/36(6)                                                 345,596                        113,736
---------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM,
5.791%, 2/1/51(6)                                                3,960,000                      3,975,777
---------------------------------------------------------------------------------------------------------
Banc of America Funding 2007-C Trust, Mtg. Pass-Through
Certificates, Series 2007-C, Cl. 1A4, 5.538%, 5/1/36(6)          2,025,000                      1,937,080
---------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 12A2, 2.896%, 5/1/34(6)         2,875,942                      2,540,507
---------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through
Certificates, Series 2004-9, Cl. 23A1, 3.372%, 11/1/34(6)          901,566                        906,447
---------------------------------------------------------------------------------------------------------
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
2.773%, 2/1/37(6)                                                1,045,111                      1,026,673
---------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-29, Mtg.
Pass-Through Certificates, Series 2005-29, Cl. A1,
5.75%, 12/1/35                                                   5,766,978                      5,066,267
---------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
Pass-Through Certificates, Series 2005-J4, Cl. A7,
5.50%, 11/1/35                                                   1,894,391                      1,888,863
---------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-6, Mtg.
Pass-Through Certificates, Series 2006-6, Cl. A3, 6%,
4/1/36                                                             568,490                        556,142
---------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg.
Pass-Through Certificates, Series 2007-HY3, Cl. 1A1,
3.051%, 6/1/47(6)                                                2,141,144                      1,545,335
---------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg.
Pass-Through Certificates, Series 2005-2, Cl. 1A3,
3.105%, 5/1/35(6)                                                2,380,500                      2,160,546
---------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg.
Pass-Through Certificates, Series 2005-3, Cl. 2A4,
4.979%, 8/1/35(6)                                                4,731,615                      3,495,528
---------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49         6,060,000                      5,811,761
---------------------------------------------------------------------------------------------------------

9 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                       Value
--------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
--------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21                        $ 1,219,598                   $ 1,162,199
--------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2006-43CB, Mtg.
Pass-Through Certificates, Series 2006-43CB, Cl.1A10,
6%, 2/1/37                                                       9,698,873                     6,639,766
--------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-19, Mtg.
Pass-Through Certificates, Series 2007-19, Cl. 1A4, 6%,
8/1/37                                                           2,745,144                     1,933,236
--------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.343%, 5/1/36(6)                        892,085                       691,440
--------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
0.362%, 6/25/47(6)                                               4,067,608                     3,638,626
--------------------------------------------------------------------------------------------------------
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed
Certificates:
Series 2005-G, Cl. 2A, 0.472%, 12/15/35(6)                         163,631                        88,898
Series 2006-H, Cl. 2A1A, 0.392%, 11/15/36(6)                        65,650                        17,889
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 2.776%, 5/1/34(6)          2,915,250                     2,588,418
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 4A1, 5.193%,
11/1/35(6)                                                       3,065,922                     2,477,242
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                  915,847                       888,668
--------------------------------------------------------------------------------------------------------
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through             1,046,000                       577,138
Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35
--------------------------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-S4, Mtg.
Pass-Through Certificates, Series 2006-S4, Cl. A6,
5.71%, 12/1/36                                                     300,018                       265,779
--------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM,
6.158%, 9/11/45(6)                                              10,430,000                    10,547,546
--------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
0.342%, 8/25/36(6)                                               1,171,028                       388,763
--------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1,
2.485%, 10/25/36(6)                                              1,619,233                     1,483,942
--------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligation
Pass-Through Certificates, Series 1999-I, Cl. ECFD,
3.405%, 1/25/29(4,5)                                                66,744                         5,340
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/1/36                                                             186,693                       134,419
--------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed
Pass-Through Certificates:
Series 2006-QS13, Cl. 1A5, 6%, 9/25/36                           1,852,175                     1,259,682
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                              37,022                        25,179
--------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A28,
5.75%, 4/25/37                                                     899,995                       578,481
--------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A14, Mtg.
Pass-Through Certificates, Series 2005-A14, Cl. A1,
5.50%, 12/1/35                                                   3,455,822                     2,889,406
--------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A15, Mtg.
Pass-Through Certificates, Series 2005-A15, Cl. 1A4,
5.75%, 2/1/36                                                    4,000,617                     3,195,441
--------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A6CB, Mtg.
Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%,
6/1/35                                                           4,424,753                     3,697,921
--------------------------------------------------------------------------------------------------------

10 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                      Value
--------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
--------------------------------------------------------------------------------------------------------
Terwin Mortgage Trust, Home Equity Asset-Backed
Securities, Series 2006-4SL, Cl. A1, 3.201%,
5/1/37(3,6,10)                                                 $   168,334                   $    82,883
--------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR12, Cl.
1A8, 2.466%, 10/1/35(6)                                          2,348,449                     2,031,888
--------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl.
1A2, 2.52%, 9/1/36(6)                                            1,019,525                       735,448
--------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 2.634%, 2/1/37(6)                     13,519,817                     9,697,812
Series 2007-HY1, Cl. 5A1, 5.066%, 2/1/37(6)                      8,231,449                     6,139,731
--------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
3A1, 5.388%, 5/1/37(6)                                           1,042,466                       937,163
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-9 Trust,
Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6,
5.25%, 10/25/35                                                    398,836                       404,292
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR14, Cl.
1A2, 5.669%, 10/1/36(6)                                          3,356,527                     3,047,141
                                                                                        ----------------
                                                                                             100,052,992
                                                                                        ----------------
Total Mortgage-Backed Obligations (Cost $462,664,773)                                        460,362,255
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.7%
Federal Home Loan Mortgage Corp. Nts.:
1.125%, 7/27/12                                                 17,545,000                    17,598,758
2.375%, 1/13/22                                                  1,113,000                     1,094,504
2.50%, 5/27/16                                                   1,000,000                     1,062,784
5%, 2/16/17                                                      6,500,000                     7,669,116
5.125%, 11/17/17                                                 4,000,000                     4,803,676
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
1.125%, 4/27/17                                                  1,120,000                     1,113,855
4.375%, 10/15/15                                                 4,000,000                     4,508,496
5.375%, 6/12/17                                                  7,297,000                     8,792,462
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 0.086%, 6/14/12                            10,000,000                     9,998,830
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 4.833%, 2/15/16(11,12)              2,116,000                     2,053,843
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2%, 11/15/21                                                    13,000,000                    12,793,833
2%, 2/15/22(12,13)                                              65,000,000                    63,730,485
                                                                                        ----------------
Total U.S. Government Obligations (Cost $134,668,548)                                        135,220,642
--------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--28.8%
--------------------------------------------------------------------------------------------------------
ARGENTINA--0.4%
Argentina (Republic of) Bonds:
2.50%, 12/31/38(6)                                               4,255,000                     1,531,800
7%, 10/3/15                                                      4,320,000                     4,077,000
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Sr. Unsec. Bonds, Series X, 7%,
4/17/17                                                          1,965,000                     1,682,859

11 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                Principal
                                                                  Amount                     Value
--------------------------------------------------------------------------------------------------------
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts.,
10.875%, 1/26/21(3)                                          $   1,605,000              $      1,203,750
                                                                                        ----------------
                                                                                               8,495,409
--------------------------------------------------------------------------------------------------------
AUSTRALIA--0.3%
New South Wales Treasury Corp. Nts., Series 15, 6%,
4/1/25                                                             630,000    AUD                686,323
--------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Nts.:
Series 15, 6%, 10/14/15                                            955,000    AUD              1,049,075
Series 17, 6%, 9/14/17                                             755,000    AUD                842,944
Series 21, 6%, 6/14/21                                           1,180,000    AUD              1,331,282
Series 24, 5.75%, 7/22/24                                        1,045,000    AUD              1,124,275
--------------------------------------------------------------------------------------------------------
Victoria Treasury Corp. Nts., Series 1116, 5.75%,
11/15/16                                                         1,580,000    AUD              1,735,686
--------------------------------------------------------------------------------------------------------
Western Australia Treasury Corp. Nts., Series 15, 7%,
4/15/15                                                            630,000    AUD                705,136
                                                                                        ----------------
                                                                                               7,474,721
--------------------------------------------------------------------------------------------------------
AUSTRIA--0.1%
Austria (Republic of) Bonds, 4.35%, 3/15/19(3)                   1,315,000    EUR              1,981,124
--------------------------------------------------------------------------------------------------------
Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1,
3.50%, 9/15/21(3)                                                  210,000    EUR                298,263
                                                                                        ----------------
                                                                                               2,279,387
--------------------------------------------------------------------------------------------------------
BELGIUM--0.2%
Belgium (Kingdom of) Bonds, Series 58, 3.75%, 9/28/20            2,520,000    EUR              3,517,517
--------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 0.358%,
4/19/12(11)                                                      1,300,000    EUR              1,733,664
                                                                                        ----------------
                                                                                               5,251,181
--------------------------------------------------------------------------------------------------------
BRAZIL--2.5%
Brazil (Federative Republic of) Nota Do Tesouro Nacional
Bonds, 12.719%, 8/15/20(14)                                      8,405,000    BRR             10,577,330
--------------------------------------------------------------------------------------------------------
Brazil (Federative Republic of) Nota Do Tesouro Nacional
Nts.:
9.762%, 1/1/14                                                  13,195,000    BRR              7,264,496
9.762%, 1/1/17                                                  28,238,000    BRR             15,068,414
9.762%, 1/1/21                                                  33,538,000    BRR             17,178,246
12.322%, 5/15/45(14)                                             6,470,000    BRR              8,562,042
                                                                                        ----------------
                                                                                              58,650,528
--------------------------------------------------------------------------------------------------------
CANADA--0.2%
Canada (Government of) Nts., 3.75%, 6/1/19                       1,850,000    CAD              2,087,220
--------------------------------------------------------------------------------------------------------
Canada (Government of) Treasury Bills, Series 364,
0.896%, 7/5/12(11)                                               1,835,000    CAD              1,835,276
                                                                                        ----------------
                                                                                               3,922,496
--------------------------------------------------------------------------------------------------------
COLOMBIA--0.4%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(3)          3,058,000,000    COP              2,331,535
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41         5,495,000                     6,758,850
                                                                                        ----------------
                                                                                               9,090,385
--------------------------------------------------------------------------------------------------------
DENMARK--0.1%
Denmark (Kingdom of) Bonds, 4%, 11/15/19                         5,560,000    DKK              1,183,310
--------------------------------------------------------------------------------------------------------
FINLAND--0.0%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%,
9/15/17                                                            580,000    EUR                871,296

12 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                 Principal
                                                                  Amount                       Value
--------------------------------------------------------------------------------------------------------
FRANCE--0.2%
France (Republic of) Bonds:
3.25%, 10/25/21                                                  1,635,000    EUR           $  2,262,484
3.75% 10/25/19                                                     970,000    EUR              1,410,049
4%, 4/25/60                                                        520,000    EUR                744,580
4.50%, 4/25/41                                                     630,000    EUR                967,874
                                                                                            ------------
                                                                                               5,384,987
--------------------------------------------------------------------------------------------------------
GERMANY--0.1%
Germany (Federal Republic of) Bonds, 3.50%, 7/4/19                 905,000    EUR              1,387,662
--------------------------------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(3)                     1,505,000                     1,730,750
--------------------------------------------------------------------------------------------------------
HUNGARY--1.8%
Hungary (Republic of) Bonds:
Series 12/C, 6%, 10/24/12                                      210,000,000    HUF                942,519
Series 12/B, 7.25%, 6/12/12                                  5,971,000,000    HUF             26,954,632
Series 14/D, 6.75%, 8/22/14                                    424,000,000    HUF              1,869,659
Series 16/C, 5.50%, 2/12/16                                    286,000,000    HUF              1,168,774
Series 17/B, 6.75%, 2/24/17                                    500,000,000    HUF              2,088,106
Series 19/A, 6.50%, 6/24/19                                    342,000,000    HUF              1,357,454
Series 20/A, 7.50%, 11/12/20                                   425,000,000    HUF              1,759,890
--------------------------------------------------------------------------------------------------------
Hungary (Republic of) Sr. Unsec. Bonds:
4.50%, 1/29/14                                                   1,470,000    EUR              1,874,677
7.625%, 3/29/41                                                  1,085,000                       987,350
--------------------------------------------------------------------------------------------------------
Hungary (Republic of) Sr. Unsec. Nts., 5.75%, 6/11/18            1,190,000    EUR              1,388,135
--------------------------------------------------------------------------------------------------------
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%,
3/29/21                                                          2,965,000                     2,727,800
                                                                                            ------------
                                                                                              43,118,996
--------------------------------------------------------------------------------------------------------
INDONESIA--0.4%
Indonesia (Republic of) Nts., 5.25%, 1/17/42(3)                  3,090,000                     3,256,088
--------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Sr. Unsec. Bonds, 4.875%,
5/5/21(3)                                                          870,000                       947,213
--------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%,
1/17/38(3)                                                       2,585,000                     3,599,613
--------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 6.625%
2/17/37(3)                                                         500,000                       620,000
--------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(3)          1,275,000                     1,902,938
                                                                                            ------------
                                                                                              10,325,852
--------------------------------------------------------------------------------------------------------
ISRAEL--0.1%
Israel (State of) Sr. Unsec. Bonds, 4%, 6/30/22                  2,975,000                     2,947,077
--------------------------------------------------------------------------------------------------------
ITALY--0.4%
Italy (Republic of) Bonds:
4%, 9/1/20                                                       1,545,000    EUR              1,963,932
5%, 9/1/40                                                       1,020,000    EUR              1,202,577
Series EU, 2.575%, 10/15/17(6)                                     630,000    EUR                746,789
--------------------------------------------------------------------------------------------------------
Italy (Republic of) Nts., 1.50%, 3/1/14(6)                         250,000    EUR                323,274
--------------------------------------------------------------------------------------------------------
Italy (Republic of) Sr. Unsec. Bonds, 2.839%,
9/15/23(14)                                                        615,000    EUR                782,984
--------------------------------------------------------------------------------------------------------
Italy (Republic of) Sr. Unsec. Nts., 4.50%, 6/8/15              99,000,000    JPY              1,195,635
--------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds:
4.75%, 9/1/21                                                    1,825,000    EUR              2,399,939
5.75%, 2/1/33                                                      880,000    EUR              1,166,897

13 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                Principal
                                                                  Amount                        Value
--------------------------------------------------------------------------------------------------------
Italy (Repuplic of) Treasury Bonds, 4.75%, 9/15/16                 510,000    EUR            $   701,794
                                                                                             -----------
                                                                                              10,483,821
--------------------------------------------------------------------------------------------------------
JAPAN--2.2%
Japan Bonds, 20 yr., Series 112, 2.10%, 6/20/29              1,341,000,000    JPY             17,313,433
--------------------------------------------------------------------------------------------------------
Japan Sr. Unsec. Unsub. Bonds:
2 yr., Series 304, 0.20%, 5/15/13                              205,000,000    JPY              2,479,229
5 yr., Series 96, 0.50%, 3/20/16                             1,654,000,000    JPY             20,187,932
10 yr., Series 307, 1.30%, 3/20/20                             851,000,000    JPY             10,730,733
                                                                                             -----------
                                                                                              50,711,327
--------------------------------------------------------------------------------------------------------
LATVIA--0.1%
Latvia (Republic of) Nts., 5.25%, 2/22/17(3)                     2,280,000                     2,356,950
--------------------------------------------------------------------------------------------------------
LITHUANUA--0.1%
Lithuania (Republic of) Sr. Unsec. Bonds, 6.625%,
2/1/22(3)                                                        2,105,000                     2,336,550
--------------------------------------------------------------------------------------------------------
MALAYSIA--0.1%
Malaysia (Government of) Sr. Unsec. Bonds, Series1/06,
4.262%, 9/15/16                                                  2,205,000    MYR                747,143
--------------------------------------------------------------------------------------------------------
Wakala Global Sukuk Bhd Bonds, 4.646%, 7/6/21(3)                 2,150,000                     2,330,316
                                                                                             -----------
                                                                                               3,077,459
--------------------------------------------------------------------------------------------------------
MEXICO--5.8%
United Mexican States Bonds:
4.50%, 12/18/14(14)                                            151,015,624    MXN             12,685,629
Series M, 6.50%, 6/10/21(6)                                    174,360,000    MXN             13,968,520
Series M20, 7.50%, 6/3/27(6)                                   151,640,000    MXN             12,571,311
Series M10, 7.75%, 12/14/17                                     76,260,000    MXN              6,632,196
Series M10, 8%, 12/17/15                                        44,000,000    MXN              3,771,080
Series M, 8%, 6/11/20                                           76,100,000    MXN              6,737,793
Series MI10, 9%, 12/20/12(6)                                   357,200,000    MXN             28,825,156
Series M20, 10%, 12/5/24(6)                                     36,770,000    MXN              3,763,693
--------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills:
4.49%, 5/31/12(11)                                              35,000,000    MXN              2,716,140
4.507%, 5/3/12(11)                                              70,000,000    MXN              5,449,296
4.534%, 12/13/12(11)                                            53,700,000    MXN              4,064,500
4.544%, 6/14/12(11)                                            215,000,000    MXN             16,649,737
4.59%, 10/18/12(11)                                            257,700,000    MXN             19,641,221
                                                                                             -----------
                                                                                             137,476,272
--------------------------------------------------------------------------------------------------------
PANAMA--0.2%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                   1,221,000                     1,611,720
8.875%, 9/30/27                                                    950,000                     1,460,625
9.375%, 4/1/29                                                     960,000                     1,542,240
                                                                                             -----------
                                                                                               4,614,585
--------------------------------------------------------------------------------------------------------
PERU--0.8%
Peru (Republic of) Bonds, 7.35%, 7/21/25                         3,190,000                     4,373,490
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Unsec. Bonds, 6.95%, 8/12/31(3)           6,913,000    PEN              2,801,751
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20(3)           22,430,000    PEN              9,767,679

14 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                Principal
                                                                 Amount                       Value
--------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%,
11/18/50                                                     $   2,160,000              $      2,430,000
                                                                                        ----------------
                                                                                              19,372,920
--------------------------------------------------------------------------------------------------------
PHILIPPINES--0.1%
Philippines (Republic of the) Sr. Unsec. Bonds, 5%,
1/13/37                                                          1,965,000                     2,058,338
--------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds,
6.375%, 10/23/34                                                 1,120,000                     1,384,600
                                                                                        ----------------
                                                                                               3,442,938
--------------------------------------------------------------------------------------------------------
POLAND--1.4%
Poland (Republic of) Bonds:
Series 0415, 5.50%, 4/25/15                                      2,165,000    PLZ                712,050
Series 0416, 5%, 4/25/16                                        57,175,000    PLZ             18,528,331
Series 1017, 5.25%, 10/25/17                                    26,630,000    PLZ              8,675,204
--------------------------------------------------------------------------------------------------------
Poland (Republic of) Sr. Unsec. Nts.:
5%, 3/23/22                                                      1,700,000                     1,800,334
5.125%, 4/21/21                                                  2,480,000                     2,661,040
                                                                                        ----------------
                                                                                              32,376,959
--------------------------------------------------------------------------------------------------------
QATAR--0.2%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20(3)                     1,645,000                     1,821,838
--------------------------------------------------------------------------------------------------------
Qatar (State of) Sr. Unsec. Nts.:
5.75%, 1/20/42(3)                                                1,270,000                     1,379,474
6.40%, 1/20/40(3)                                                  750,000                       879,375
                                                                                        ----------------
                                                                                               4,080,687
--------------------------------------------------------------------------------------------------------
ROMANIA--0.2%
Romania Sr. Unsec. Bonds, 6.75%, 2/7/22(3)                       4,685,000                     4,919,250
--------------------------------------------------------------------------------------------------------
RUSSIA--1.1%
Russian Federation Bonds:
5%, 4/29/20(3)                                                     495,000                       530,071
Series 5077, 7.35%, 1/20/16                                    125,200,000    RUR              4,315,325
Series 5079, 7%, 6/3/15                                        190,200,000    RUR              6,505,763
Series 6206, 7.40%, 6/14/17                                    242,000,000    RUR              8,306,233
--------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Bonds:
4.50%, 4/4/22(5,7)                                               2,890,000                     2,910,230
5.625%, 4/4/42(5,7)                                              4,335,000                     4,371,848
                                                                                        ----------------
                                                                                              26,939,470
--------------------------------------------------------------------------------------------------------
SINGAPORE--0.0%
Singapore (Republic of) Sr. Unsec. Bonds, 2.375%, 4/1/17           670,000    SGD                579,064
--------------------------------------------------------------------------------------------------------
SOUTH AFRICA--2.3%
South Africa (Republic of) Bonds:
Series R209, 6.25%, 3/31/36                                     62,840,000    ZAR              6,066,915
Series R208, 6.75%, 3/31/21                                     74,080,000    ZAR              8,979,325
Series R213, 7%, 2/28/31                                        80,695,000    ZAR              8,785,877
Series R207, 7.25%, 1/15/20                                    115,470,000    ZAR             14,605,909
Series R186, 10.50%, 12/21/26                                   97,240,000    ZAR             14,965,884
--------------------------------------------------------------------------------------------------------
South Africa (Republic of) Sr. Unsec. Nts., 4.665%,
1/17/24                                                          1,125,000                     1,155,938
                                                                                        ----------------
                                                                                              54,559,848

15 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                       Value
--------------------------------------------------------------------------------------------------------
SPAIN--0.2%
Instituto de Credito Oficial Sr. Unsec. Unsub. Nts., 5%,
11/14/16                                                       $   400,000                 $     401,800
--------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Bonds:
4.25%, 10/31/16                                                  1,360,000    EUR              1,827,935
5.85%, 1/31/22                                                     990,000    EUR              1,368,973
--------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Sr. Unsec. Bonds, 4.30%, 10/31/19               755,000    EUR                966,872
--------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Sr. Unsub. Bonds, 4.70%, 7/30/41                505,000    EUR                549,870
                                                                                           -------------
                                                                                               5,115,450
--------------------------------------------------------------------------------------------------------
SRI LANKA--0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec.
Nts.:
6.25%, 10/4/20(3)                                                1,480,000                     1,480,000
6.25% 7/27/21(3)                                                 1,850,000                     1,850,503
                                                                                           -------------
                                                                                               3,330,503
--------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.2%
Netherlands (Kingdom of the) Bonds:
4%, 7/15/18                                                        540,000    EUR                820,181
4%, 7/15/19                                                      1,760,000    EUR              2,691,338
                                                                                           -------------
                                                                                               3,511,519
--------------------------------------------------------------------------------------------------------
TURKEY--4.4%
Turkey (Republic of) Bonds:
6.875%, 3/17/36                                                  3,065,000                     3,417,475
7%, 3/11/19                                                      1,430,000                     1,640,925
8.68%, 2/20/13(11)                                              17,180,000    TRY              8,883,322
8.984%, 11/7/12(11)                                             96,800,000    TRY             51,354,564
9%, 3/5/14                                                       7,115,000    TRY              3,992,033
9%, 3/8/17                                                       7,170,000    TRY              3,992,720
10.012%, 7/17/13(11)                                            20,600,000    TRY             10,293,065
10.50%, 1/15/20(6)                                               1,120,000    TRY                668,619
11%, 8/6/14                                                      6,590,000    TRY              3,841,671
15.577%, 8/14/13(14)                                             2,310,000    TRY              1,927,222
--------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.50%, 7/14/17                        1,840,000                     2,129,800
--------------------------------------------------------------------------------------------------------
Turkey (Republic of) Unsec. Bonds, 6.25%, 9/26/22                6,190,000                     6,685,200
--------------------------------------------------------------------------------------------------------
Turkey (Republic of) Unsec. Nts.:
5.125%, 3/25/22                                                  1,345,000                     1,338,275
6%, 1/14/41                                                      2,710,000                     2,682,900
                                                                                           -------------
                                                                                             102,847,791
--------------------------------------------------------------------------------------------------------
UKRAINE--0.2%
Financing of Infrastructural Projects State Enterprise
Gtd. Nts., 8.375%, 11/3/17(3)                                    1,765,000                     1,520,195
--------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Bonds, 7.75%, 9/23/20(3)                   1,100,000                       946,000
--------------------------------------------------------------------------------------------------------
Ukraine (Republic of) Sr. Unsec. Nts.:
6.75%, 11/14/17(3)                                               1,680,000                     1,478,400
7.95%, 2/23/21(3)                                                1,070,000                       925,550
                                                                                           -------------
                                                                                               4,870,145

16 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                      Value
--------------------------------------------------------------------------------------------------------
UNITED KINGDOM--0.5%
United Kingdom Treasury Bonds:
4%, 9/7/16                                                       1,860,000    GBP          $   3,378,741
4.75%, 3/7/20                                                    1,330,000    GBP              2,598,155
4.75%, 12/7/38                                                   2,310,000    GBP              4,645,236
                                                                                           -------------
                                                                                              10,622,132
--------------------------------------------------------------------------------------------------------
URUGUAY--0.3%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36            2,875,000                     4,017,813
--------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22        2,491,250                     3,444,153
                                                                                           -------------
                                                                                               7,461,966
--------------------------------------------------------------------------------------------------------
VENEZUELA--1.0%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                                       4,535,000                     3,888,763
11.95%, 8/5/31                                                   2,555,000                     2,529,450
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts., 8.25%, 10/13/24                    2,665,000                     2,138,663
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19                                                  1,960,000                     1,656,200
12.75%, 8/23/22                                                  1,420,000                     1,498,100
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38                                                      3,920,000                     2,802,800
7.65%, 4/21/25                                                   4,500,000                     3,420,000
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18(3)         5,465,000                     5,792,900
                                                                                           -------------
                                                                                              23,726,876
                                                                                           -------------
Total Foreign Government Obligations (Cost $670,763,413)                                     680,928,519
--------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.9%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10%, 2/15/18(6)                                    620,000                       612,250
--------------------------------------------------------------------------------------------------------
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.25%, 7/3/14(6,7)                 738,068                       682,976
--------------------------------------------------------------------------------------------------------
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.50%, 7/3/14(6)                  1,505,078                     1,392,734
--------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 2.50%,
1/29/16(6)                                                       3,612,257                     2,938,119
--------------------------------------------------------------------------------------------------------
Crestwood Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 8.25%, 3/8/18(6,7)                    1,005,000                     1,024,681
--------------------------------------------------------------------------------------------------------
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan, Tranche B, 3.92%, 10/19/15(6,15)                 3,034,709                     1,739,899
--------------------------------------------------------------------------------------------------------
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan, Tranche B, 3.898%, 10/19/15(6,15)                4,870,695                     2,792,531
--------------------------------------------------------------------------------------------------------
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A2, 5.75%, 3/19/17(6,7)                  2,010,000                     2,007,815
--------------------------------------------------------------------------------------------------------
Lone Star Intermediate Super Holdings LLC, Sr. Sec.
Credit Facilities Term Loan, 9.50%, 8/7/19(6,7)                  1,215,000                     1,234,744
--------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 8.25%, 3/1/19(6,7)                               2,275,000                     2,320,500

17 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                   Principal
                                                                    Amount                      Value
--------------------------------------------------------------------------------------------------------
OneLink Communications/San Juan Cable LLC, Sr. Sec.
Credit Facilities 2nd Lien Term Loan, Tranche B, 10%,
10/31/13(6)                                                    $ 1,055,000                 $   1,029,944
--------------------------------------------------------------------------------------------------------
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan:
7.50%, 2/17/17(6,7)                                                305,000                       301,296
9%, 2/17/17(6,7)                                                 1,765,000                     1,743,568
--------------------------------------------------------------------------------------------------------
Springleaf Financial Services, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.50%, 5/10/17(6,7)               1,085,000                     1,001,591
--------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC,
Non-Extended Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.743%, 10/10/14(6)                                        1,595,000                       980,260
                                                                                           -------------
Total Loan Participations (Cost $21,978,810)                                                  21,802,908
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--26.1%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.6%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec.
Unsub. Nts., 8/15/20                                             2,190,000                     2,337,825
--------------------------------------------------------------------------------------------------------
Tower Automotive Holdings USA LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17(3)                           4,652,000                     5,070,680
--------------------------------------------------------------------------------------------------------
UCI International, Inc., 8.625% Sr. Unsec. Nts., 2/15/19           605,000                       624,663
--------------------------------------------------------------------------------------------------------
Visteon Corp., 6.75% Sr. Unsec. Nts., 4/15/19                    2,470,000                     2,519,400
                                                                                           -------------
                                                                                              10,552,568
--------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Jaguar Land Rover plc:
7.75% Sr. Unsec. Bonds, 5/15/18(3)                                 390,000                       401,700
8.25% Sr. Nts., 3/15/20(5)                                         245,000    GBP                392,854
                                                                                           -------------
                                                                                                 794,554
--------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Monitronics International, Inc., 9.125% Sr. Nts.,
4/1/20(3)                                                          455,000                       462,963
--------------------------------------------------------------------------------------------------------
ServiceMaster Co., 8% Sr. Nts., 2/15/20(3)                         605,000                       647,350
                                                                                           -------------
                                                                                               1,110,313
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18               1,875,000                     1,961,719
--------------------------------------------------------------------------------------------------------
Burger King Corp., 9.875% Sr. Unsec. Unsub. Nts.,
10/15/18                                                           860,000                       967,500
--------------------------------------------------------------------------------------------------------
Chester Downs & Marina LLC, 9.25% Sr. Sec. Nts.,
1/15/20(3)                                                         970,000                     1,026,988
--------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc., 11.375% Sec. Nts., 7/15/18                  410,000                       470,475
--------------------------------------------------------------------------------------------------------
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16(3)           1,780,000                     1,912,388
--------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18        9,522,000                     7,403,355
--------------------------------------------------------------------------------------------------------
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr.
Sec. Nts., 4/1/17(3)                                             2,520,000                     2,501,100
--------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Unsub.
Nts., 3/15/19                                                    2,030,000                     2,060,450
--------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc., 11.625% Sr. Sec. Nts.,
12/1/15                                                          1,465,000                     1,638,969
--------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15                3,890,000                     4,016,425
--------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12          890,000                       890,000
--------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts.,
8/15/19                                                          1,550,000                     1,747,625
--------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(4,5)                    250,000                            --
                                                                                           -------------
                                                                                              26,596,994

18 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                      Value
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                $   995,000                 $     937,788
9.125% Sr. Unsec. Nts., 5/15/19                                  2,825,000                     2,443,625
--------------------------------------------------------------------------------------------------------
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                     225,000                       236,813
--------------------------------------------------------------------------------------------------------
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA:
9% Sr. Nts., 4/15/19(3)                                          1,000,000                       990,000
9% Sr. Nts., 5/15/18(3)                                          1,045,000                     1,047,613
                                                                                           -------------
                                                                                               5,655,839
--------------------------------------------------------------------------------------------------------
MEDIA--1.4%
Affinion Group Holdings, Inc., 11.625% Sr. Unsec. Nts.,
11/15/15                                                         1,140,000                     1,037,400
--------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18           3,055,000                     2,795,325
--------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.75% Sr. Unsec. Nts., 6/1/19             940,000                       989,350
--------------------------------------------------------------------------------------------------------
Belo (A.H.) Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27         2,983,000                     2,886,053
--------------------------------------------------------------------------------------------------------
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec.
Nts., 11/15/17(3)                                                1,800,000                     1,941,750
--------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.75% Sr. Unsec.
Unsub. Nts., 1/15/13                                             3,010,000                     3,002,475
--------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19(3)                   1,230,000                     1,168,500
--------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.75% Sr. Sec. Nts.,
8/1/17                                                           1,905,000                     2,026,444
--------------------------------------------------------------------------------------------------------
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15             1,835,000                     1,917,575
--------------------------------------------------------------------------------------------------------
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19(3)                   1,595,000                     1,730,575
--------------------------------------------------------------------------------------------------------
Lamar Media Corp., 5.875% Sr. Sub. Nts., 2/1/22(3)                 785,000                       802,663
--------------------------------------------------------------------------------------------------------
Newport Television LLC/NTV Finance Corp., 13.75% Sr.
Nts., 3/15/17(3)                                                 2,266,028                     2,300,018
--------------------------------------------------------------------------------------------------------
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
8.875% Sec. Nts., 4/15/17                                        1,780,000                     1,917,950
--------------------------------------------------------------------------------------------------------
Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts.,
10/15/18                                                         2,505,000                     2,717,925
--------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 7.875% Sr. Sec. Nts.,
11/1/20(3)                                                         945,000                       996,975
--------------------------------------------------------------------------------------------------------
UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21(3)            1,225,000                     1,301,563
--------------------------------------------------------------------------------------------------------
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22(5)           1,965,000                     2,028,863
--------------------------------------------------------------------------------------------------------
Virgin Media Finance plc:
5.25% Sr. Unsec. Unsub. Nts., 2/15/22                              760,000                       757,150
8.375% Sr. Unsec. Unsub. Nts., 10/15/19                            860,000                       967,500
                                                                                           -------------
                                                                                              33,286,054
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Burlington Coat Factory Warehouse Corp., 10% Sr. Unsec.
Nts., 2/15/19                                                      500,000                       522,500
--------------------------------------------------------------------------------------------------------
J. Crew Group, Inc., 8.125% Sr. Unsec. Nts., 3/1/19                980,000                     1,002,050
--------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.625% Sr. Nts., 2/15/22                   1,975,000                     2,002,156
--------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18              155,000                       165,850
--------------------------------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr.
Unsec. Nts., 11/15/19(3)                                         1,830,000                     1,958,100
                                                                                           -------------
                                                                                               5,650,656
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Levi Strauss & Co., 7.625% Sr. Unsec. Unsub. Nts.,
5/15/20                                                            940,000                       998,750
--------------------------------------------------------------------------------------------------------

19 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                      Value
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15              $   725,000                 $     732,250
                                                                                           -------------
                                                                                               1,731,000
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
--------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec.
Unsub. Nts., 7/24/17(6)                                          2,080,000    BRR              1,194,195
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21(3)                   2,425,000                     2,571,264
--------------------------------------------------------------------------------------------------------
Rite Aid Corp., 7.50% Sr. Sec. Nts., 3/1/17                        935,000                       958,375
                                                                                           -------------
                                                                                               3,529,639
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts.,
5/15/16(3)                                                       2,150,000                     1,972,625
--------------------------------------------------------------------------------------------------------
ASG Consolidated LLC, 15% Sr. Nts., 5/15/17(3,15)                5,015,747                     3,924,822
--------------------------------------------------------------------------------------------------------
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts.,
12/15/17(3)                                                      1,662,000                     1,703,550
--------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15(3)                       2,008,000                     1,947,760
--------------------------------------------------------------------------------------------------------
Post Holdings, Inc., 7.375% Sr. Unsec. Nts., 2/15/22(3)          1,890,000                     1,984,500
--------------------------------------------------------------------------------------------------------
Southern States Cooperative, Inc., 11.25% Sr. Nts.,
5/15/15(3)                                                       2,465,000                     2,643,713
                                                                                           -------------
                                                                                              14,176,970
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.0%
Central Garden & Pet Co., 8.25% Sr. Sub. Nts., 3/1/18              135,000                       139,894
--------------------------------------------------------------------------------------------------------
Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts.,
6/15/18                                                            870,000                       985,275
                                                                                           -------------
                                                                                               1,125,169
--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
NBTY, Inc., 9% Sr. Unsec. Nts., 10/1/18                            460,000                       508,875
--------------------------------------------------------------------------------------------------------
ENERGY--5.1%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19         1,665,000                     1,631,700
--------------------------------------------------------------------------------------------------------
Global Geophysical Services, Inc., 10.50% Sr. Unsec.
Nts., 5/1/17                                                     1,510,000                     1,510,000
--------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc., 7.125% Sr. Sec. Nts.,
4/1/17(3,7)                                                      1,005,000                     1,007,513
--------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec.
Nts., 4/1/20(3)                                                  2,010,000                     2,025,075
--------------------------------------------------------------------------------------------------------
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts.,
8/1/15                                                           3,105,000                     3,431,025
--------------------------------------------------------------------------------------------------------
Precision Drilling Corp., 6.625% Sr. Unsec. Nts.,
11/15/20                                                         1,850,000                     1,947,125
--------------------------------------------------------------------------------------------------------
SESI LLC, 6.375% Sr. Unsec. Nts., 5/1/19                           705,000                       750,825
                                                                                           -------------
                                                                                              12,303,263
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.6%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15(3)        1,500,000                     1,602,000
--------------------------------------------------------------------------------------------------------
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts.,
12/1/17                                                          2,070,000                     2,251,125
--------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
8.75% Sr. Unsec. Sub. Nts., 6/15/18                              1,535,000                     1,642,450
--------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15                 745,000                       547,575
--------------------------------------------------------------------------------------------------------
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts.,
10/1/19                                                          1,185,000                     1,208,700
--------------------------------------------------------------------------------------------------------
Breitburn Energy Partners LP/Breitburn Finance Corp.,
8.625% Sr. Unsec. Nts., 10/15/20                                 2,805,000                     2,994,338
--------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20          1,760,000                     1,971,200
--------------------------------------------------------------------------------------------------------

20 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                     Value
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------------------------------
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
6.125% Sr. Unsec. Nts., 7/15/22(3)                             $ 1,880,000                   $ 1,903,500
--------------------------------------------------------------------------------------------------------
Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts.,
5/1/22(7)                                                        3,040,000                     3,108,400
--------------------------------------------------------------------------------------------------------
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19              380,000                       398,050
--------------------------------------------------------------------------------------------------------
Continental Resources, Inc., 5% Sr. Unsec. Nts.,
9/15/22(3)                                                       1,215,000                     1,222,594
--------------------------------------------------------------------------------------------------------
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37(3)                                 7,090,000                     8,074,659
8.146% Sr. Sec. Nts., 4/11/18(3)                                 3,630,000                     4,273,708
8.625% Sr. Sec. Nts., 4/28/34(3)                                 2,290,000                     2,895,751
9.25% Sr. Unsec. Unsub. Nts., 4/23/19(3)                         4,965,000                     6,156,600
--------------------------------------------------------------------------------------------------------
James River Coal Co., 7.875% Sr. Unsec. Unsub. Nts.,
4/1/19                                                           1,395,000                       955,575
--------------------------------------------------------------------------------------------------------
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds,
4/9/21(3)                                                        1,600,000                     1,775,280
--------------------------------------------------------------------------------------------------------
KMG Finance Sub BV, 9.125% Sr. Unsec. Unsub. Nts.,
7/2/18(3)                                                        3,885,000                     4,854,968
--------------------------------------------------------------------------------------------------------
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr.
Unsec. Nts., 4/15/20                                             3,620,000                     3,918,650
--------------------------------------------------------------------------------------------------------
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20(3)                               5,180,000                     5,516,700
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22(3)                        1,085,000                     1,204,350
7.25% Sr. Unsec. Unsub. Nts., 11/5/19(3)                           830,000                       944,125
--------------------------------------------------------------------------------------------------------
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21(3)              3,195,000                     3,362,738
--------------------------------------------------------------------------------------------------------
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(3)           1,315,000                     1,285,413
--------------------------------------------------------------------------------------------------------
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts.,
11/1/17                                                            695,000                       628,975
--------------------------------------------------------------------------------------------------------
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec.
Nts., 6/30/21(3)                                                 1,705,200                     1,824,564
--------------------------------------------------------------------------------------------------------
OGX Austria GmbH, 8.375% Sr. Unsec. Nts., 4/1/22(3)                845,000                       855,563
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38                             830,000                       954,500
6.625% Unsec. Unsub. Bonds, 6/15/35                              4,225,000                     4,858,750
--------------------------------------------------------------------------------------------------------
Pertamina PT (Persero):
5.25% Nts., 5/23/21(3)                                           2,420,000                     2,571,250
6.50% Sr. Unsec. Nts., 5/27/41(3)                                1,075,000                     1,171,750
--------------------------------------------------------------------------------------------------------
Petrobras International Finance Co., 5.75% Sr. Unsec.
Unsub. Nts., 1/20/20                                             1,685,000                     1,874,477
--------------------------------------------------------------------------------------------------------
Petroleos de Venezuela SA:
4.90% Sr. Unsec. Nts., Series 2014, 10/28/14                     2,795,000                     2,508,513
8.50% Sr. Nts., 11/2/17(3)                                       4,375,000                     3,900,313
12.75% Sr. Unsec. Nts., 2/17/22(3)                               2,060,000                     2,065,150
--------------------------------------------------------------------------------------------------------
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21                            1,690,000                     1,871,675
6% Sr. Unsec. Unsub. Nts., 3/5/20                                2,050,000                     2,344,175
--------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr.
Unsec. Nts., 8/14/19(3)                                          2,465,000                     3,063,995
--------------------------------------------------------------------------------------------------------
PT Adaro Indonesia, 7.625% Nts., 10/22/19(3)                     2,000,000                     2,190,000
--------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15                                      985,000                       980,075
11.75% Sr. Nts., 1/1/16                                          1,395,000                     1,482,188
--------------------------------------------------------------------------------------------------------

21 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                     Value
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19        $   875,000                 $     964,688
--------------------------------------------------------------------------------------------------------
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20(5)         1,510,000                     1,528,875
--------------------------------------------------------------------------------------------------------
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20                                     875,000                       910,000
9.875% Sr. Unsec. Nts., 5/15/16                                  1,290,000                     1,406,100
--------------------------------------------------------------------------------------------------------
Schahin II Finance Co. SPV Ltd., 5.875% Sr. Sec. Unsub.
Nts., 9/25/22(3)                                                 2,260,000                     2,271,300
--------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14(3)                       792,960                       836,692
--------------------------------------------------------------------------------------------------------
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19                    1,375,000                     1,265,000
                                                                                           -------------
                                                                                             108,397,017
--------------------------------------------------------------------------------------------------------
FINANCIALS--5.3%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Credit Suisse AG (Guernsey), 1.625% Sec. Bonds, 3/6/15(3)          301,500                       302,558
--------------------------------------------------------------------------------------------------------
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15                1,420,000                     1,455,500
--------------------------------------------------------------------------------------------------------
Korea Development Bank (The), 3.875% Sr. Unsec. Nts.,
5/4/17                                                           1,285,000                     1,333,037
--------------------------------------------------------------------------------------------------------
Nationstar Mortgage/Nationstar Capital Corp., 10.875%
Sr. Unsec. Nts., 4/1/15                                          5,480,000                     5,795,100
--------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                                     845,000                       777,400
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                            845,000                       879,856
--------------------------------------------------------------------------------------------------------
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18               2,826,000                     3,143,925
--------------------------------------------------------------------------------------------------------
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17         1,300,000                     1,020,500
--------------------------------------------------------------------------------------------------------
UBS AG (London), 2.25% Sec. Nts., 3/30/17(3)                       495,000                       494,257
--------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts.,
Series B, 8/1/16                                                 5,310,000                     3,411,675
--------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr.
Sec. Nts., 2/1/19                                                2,495,000                     1,384,725
                                                                                           -------------
                                                                                              19,998,533
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15(3)                   2,130,000                     2,148,105
--------------------------------------------------------------------------------------------------------
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17(3)        1,570,000                     1,627,305
--------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd., 2.40% Sec.
Bonds, 11/23/16(3)                                                 480,000                       484,471
--------------------------------------------------------------------------------------------------------
Banco BMG SA:
9.15% Nts., 1/15/16(3)                                           1,144,000                     1,115,400
9.95% Unsec. Unsub. Nts., 11/5/19(3)                             1,120,000                     1,037,120
--------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 5.375% Sr. Nts., 9/16/20(3)             480,000                       494,400
--------------------------------------------------------------------------------------------------------
Banco de Credito del Peru/Panama, 6.875% Sub. Nts.,
9/16/26(3,6)                                                     1,708,000                     1,870,260
--------------------------------------------------------------------------------------------------------
Banco del Estado de Chile, 3.875% Sr. Unsec. Nts.,
2/8/22(3)                                                        1,440,000                     1,432,800
--------------------------------------------------------------------------------------------------------
Banco do Brasil SA, 5.875% Unsec. Sub. Nts., 1/26/22(3)          1,160,000                     1,199,440
--------------------------------------------------------------------------------------------------------
Banco do Brasil SA (Cayman), 9.25% Perpetual Jr. Sub.            2,755,000                     3,002,950
Bonds(3,16)
--------------------------------------------------------------------------------------------------------
Banco do Estado do Rio Grande do Sul SA, 7.375% Sub
Nts., 2/2/22(3)                                                  1,920,000                     2,025,600
--------------------------------------------------------------------------------------------------------
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts.,
4/23/20(3)                                                       1,160,000                     1,310,800
--------------------------------------------------------------------------------------------------------

22 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                       Value
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Bank of Scotland plc:
3.875% Sr. Sec. Nts., 2/7/20                                       650,000    EUR            $   910,843
4.50% Sr. Sec. Nts., 7/13/21                                     1,834,000    EUR              2,664,367
4.875% Sr. Sec. Nts., 12/20/24                                     210,000    GBP                348,589
4.875% Sr. Sec. Unsub. Nts., 11/8/16                               125,000    GBP                216,032
--------------------------------------------------------------------------------------------------------
BOM Capital plc, 6.699% Sr. Unsec. Nts., 3/11/15(3)              3,740,000                     3,908,300
--------------------------------------------------------------------------------------------------------
BPCE SFH SA, 3.75% Sr. Sec. Nts., 9/13/21                          580,000    EUR                814,976
--------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7% Sec. Bonds, 5/2/17(3)                        3,870,000                     3,884,513
--------------------------------------------------------------------------------------------------------
Compagnie de Financement Foncier:
4.875% Sec. Nts., 5/25/21                                          375,000    EUR                564,684
5.75% Sec. Nts., 10/4/21                                           150,000    EUR                239,938
--------------------------------------------------------------------------------------------------------
Corp Financiera de Desarrollo SA, 4.75% Sr. Unsec. Nts.,
2/8/22(3)                                                        1,460,000                     1,511,100
--------------------------------------------------------------------------------------------------------
Grupo Aval Ltd., 5.25% Sr. Unsec. Nts., 2/1/17(3)                1,995,000                     2,079,788
--------------------------------------------------------------------------------------------------------
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17(3)                                430,000                       443,545
9.25% Sr. Nts., 10/16/13(3)                                      8,010,000                     8,530,650
--------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15(3)                                3,090,000                     3,212,503
6.375% Bonds, 4/30/22(3,6)                                       3,060,000                     2,922,300
--------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc:
4.875% Sec. Nts., 1/13/23                                          225,000    EUR                336,627
6% Sr. Sec. Nts., 2/8/29                                           250,000    GBP                455,986
--------------------------------------------------------------------------------------------------------
Sberbank of Russia Via SB Capital SA:
5.40% Sr. Unsec. Nts., 3/24/17                                   3,465,000                     3,591,473
6.125% Sr. Nts., 2/7/22(3)                                       2,835,000                     2,923,594
--------------------------------------------------------------------------------------------------------
Societe Generale SCF SA, 2.024% Sec. Unsub. Nts.,
6/19/17(6)                                                         100,000                        94,907
--------------------------------------------------------------------------------------------------------
Sparebank 1 Boligkreditt AS, 2.30% Sec. Bonds,
6/30/17(5,7)                                                       620,000                       618,177
--------------------------------------------------------------------------------------------------------
Stadshypotek AB:
6% Sec. Unsub. Bonds, 3/18/25                                    7,000,000    SEK              1,167,495
6% Sec. Unsub. Bonds, 9/21/16                                    4,000,000    SEK                681,827
--------------------------------------------------------------------------------------------------------
Swedbank Hypotek AB:
2.375% Sec. Nts., 4/5/17(3)                                        470,000                       472,153
3.75% Sr. Sec. Unsub. Nts., 3/18/15                              6,800,000    SEK              1,067,150
--------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank (The), 1.50% Sec. Bonds, 3/13/17(3)          400,000                       396,113
--------------------------------------------------------------------------------------------------------
Turkiye Is Bankasi (Isbank), 5.10% Sr. Unsec. Nts.,
2/1/16(3)                                                        1,290,000                     1,299,675
--------------------------------------------------------------------------------------------------------
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts.,
7/9/20(3)                                                        3,590,000                     3,895,150
--------------------------------------------------------------------------------------------------------
VTB Capital SA:
6.315% Nts., 2/22/18(3)                                          1,250,000                     1,257,000
6.465% Sr. Sec. Unsub. Nts., 3/4/15(3)                             800,000                       852,000
--------------------------------------------------------------------------------------------------------
Westpac Banking Corp., 2.45% Sr. Sec. Bonds, 11/28/16(3)           480,000                       485,382
--------------------------------------------------------------------------------------------------------
WM Covered Bond Program, 4% Sec. Mtg. Nts., Series 2,
9/27/16                                                          4,220,000    EUR              6,011,864
--------------------------------------------------------------------------------------------------------
Yapi ve Kredi Bankasi AS, 6.75% Sr. Unsec. Nts.,
2/8/17(3)                                                        1,080,000                     1,110,996
                                                                                        ----------------
                                                                                              76,718,348
--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
JSC Astana Finance, 9.16% Nts., 3/14/12(4)                       7,200,000                       792,000
--------------------------------------------------------------------------------------------------------

23 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                     Value
--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
--------------------------------------------------------------------------------------------------------
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 5/15/18(3)            $   950,000                 $     988,000
--------------------------------------------------------------------------------------------------------
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec.
Nts., 7/15/15                                                      900,000                       999,000
                                                                                           -------------
                                                                                               2,779,000
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts.,
1/15/26(5)                                                       2,472,556                     2,344,477
--------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                    835,000    EUR              1,150,139
--------------------------------------------------------------------------------------------------------
Banco Invex SA, 30.695% Mtg.-Backed Certificates, Series
062U, 3/13/34(6,14)                                              4,830,734    MXN                487,062
--------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.75% Sr. Unsec. Nts., 4/3/17               250,000    EUR                345,884
--------------------------------------------------------------------------------------------------------
Caisse Centrale Desjardins du Quebec, 1.60% Sec. Bonds,
3/6/17(3)                                                          405,000                       401,633
--------------------------------------------------------------------------------------------------------
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31                            1,260,000                     1,395,450
--------------------------------------------------------------------------------------------------------
JPMorgan Hipotecaria su Casita:
8.103% Sec. Nts., 8/26/35(5,14)                                  5,808,600    MXN                516,482
29.03% Mtg.-Backed Certificates, Series 06U,
9/25/35(14)                                                      1,626,998    MXN                237,150
--------------------------------------------------------------------------------------------------------
Korea Development Bank (The), 4% Sr. Unsec. Unsub. Nts.,
9/9/16                                                           1,485,000                     1,555,021
--------------------------------------------------------------------------------------------------------
PHH Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/1/16                  2,030,000                     2,073,138
                                                                                           -------------
                                                                                              10,506,436
--------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
International Lease Finance Corp., 8.75% Sr. Unsec.
Unsub. Nts., 3/15/17                                             1,475,000                     1,644,625
--------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.2%
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19          1,980,000                     2,009,700
--------------------------------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts.,
10/15/22                                                         2,470,000                     2,630,550
                                                                                           -------------
                                                                                               4,640,250
--------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts.,
7/29/15(3,15)                                                    2,992,558                     2,364,121
--------------------------------------------------------------------------------------------------------
Realogy Corp.:
7.625% Sr. Sec. Nts., 1/15/20(5)                                 1,975,000                     2,063,875
9% Sr. Sec. Nts., 1/15/20(5)                                     1,010,000                     1,040,300
--------------------------------------------------------------------------------------------------------
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts.,
6/15/13(3,6)                                                     2,230,000                     1,973,550
                                                                                           -------------
                                                                                               7,441,846
--------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.0%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(3)            745,000                       716,169
--------------------------------------------------------------------------------------------------------
Compagnie de Financement Foncier, 5.625% Sr. Sec. Nts.,
6/19/17                                                             70,000                        78,070
                                                                                           -------------
                                                                                                 794,239
--------------------------------------------------------------------------------------------------------
HEALTH CARE--0.9%
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Grifols SA, 8.25% Sr. Sec. Nts., 2/1/18                            800,000                       870,000
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17               1,145,000                       940,331
--------------------------------------------------------------------------------------------------------

24 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                 Principal
                                                                  Amount                        Value
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Alere, Inc.:
7.875% Sr. Unsec. Unsub. Nts., 2/1/16                          $ 1,045,000                 $   1,094,638
8.625% Sr. Unsec. Sub. Nts., 10/1/18                             1,030,000                     1,071,200
--------------------------------------------------------------------------------------------------------
Biomet, Inc., 11.625% Sr. Unsec. Sub. Nts., 10/15/17             1,836,000                     1,994,355
                                                                                           -------------
                                                                                               5,100,524
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
4/15/15(15)                                                      1,593,400                     1,645,186
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care US Finance II, Inc.:
5.625% Sr. Unsec. Nts., 7/31/19(3)                                 625,000                       645,313
5.875% Sr. Unsec. Nts., 1/31/22(3)                                 315,000                       324,450
--------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub.
Nts., 9/1/18                                                     1,170,000                     1,096,875
--------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19          2,145,000                     1,879,556
--------------------------------------------------------------------------------------------------------
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(3)                      1,150,000                     1,247,750
--------------------------------------------------------------------------------------------------------
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17             1,130,000                       745,800
--------------------------------------------------------------------------------------------------------
PSS World Medical, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
3/1/22(3)                                                          455,000                       469,788
--------------------------------------------------------------------------------------------------------
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub.
Nts., 4/15/17                                                    1,205,000                       973,038
--------------------------------------------------------------------------------------------------------
US Oncology, Inc., Escrow Shares (related to 9.125% Sr.
Sec. Nts., 8/15/17)(4)                                           1,730,000                        43,250
--------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. II LLC/Vanguard Holding Co.
II, Inc., 8% Sr. Nts., 2/1/18                                    1,595,000                     1,634,875
                                                                                           -------------
                                                                                              10,705,881
--------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
MedAssets, Inc., 8% Sr. Unsec. Nts., 11/15/18                      305,000                       321,775
--------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50% Sr.
Unsec. Nts., 12/1/19(3)                                            770,000                       839,300
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec.
Nts., 11/15/14                                                     535,000                       545,700
--------------------------------------------------------------------------------------------------------
Mylan, Inc., 6% Sr. Nts., 11/15/18(3)                              810,000                       850,500
--------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc., 6.875% Sr.
Unsec. Nts., 12/1/18(3)                                            765,000                       774,563
--------------------------------------------------------------------------------------------------------
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
7.75% Sr. Unsec. Nts., 9/15/18                                   2,320,000                     2,430,200
                                                                                           -------------
                                                                                               4,600,963
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.4%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20                       840,000                       924,000
--------------------------------------------------------------------------------------------------------
DynCorp International, Inc., 10.375% Sr. Unsec. Nts.,
7/1/17                                                           4,005,000                     3,499,369
--------------------------------------------------------------------------------------------------------
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec.
Unsub. Nts., 3/15/21                                             1,410,000                     1,517,513
--------------------------------------------------------------------------------------------------------
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec.
Nts., 6/1/17                                                     1,040,000                     1,131,000
--------------------------------------------------------------------------------------------------------
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19(5)             455,000                       483,438
--------------------------------------------------------------------------------------------------------

25 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                    Amount                     Value
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18          $ 2,660,000                 $   2,892,750
                                                                                           -------------
                                                                                              10,448,070
--------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18(3)             770,000                       804,650
--------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
American Airlines 2011-2 Class A Pass-Through Trust,
8.625% Sec. Certificates, 4/15/23                                  420,000                       443,100
--------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15(3)          3,630,000                     3,929,475
                                                                                           -------------
                                                                                               4,372,575
--------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials LLC, 9.125% Sr. Sec. Nts.,
11/1/17(3)                                                       1,105,000                     1,080,138
--------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts.,
7/15/14                                                          3,110,000                     3,156,650
--------------------------------------------------------------------------------------------------------
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
8.625% Sr. Sec. Nts., 12/1/17(3)                                   990,000                     1,054,350
                                                                                           -------------
                                                                                               5,291,138
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18               2,000,000                     1,950,000
--------------------------------------------------------------------------------------------------------
STHI Holding Corp., 8% Sec. Nts., 3/15/18(3)                       795,000                       846,675
--------------------------------------------------------------------------------------------------------
West Corp., 8.625% Sr. Unsec. Nts., 10/1/18                      1,785,000                     1,967,963
                                                                                           -------------
                                                                                               4,764,638
--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(3)             3,701,713                     4,354,325
--------------------------------------------------------------------------------------------------------
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20(3)             970,000                     1,086,206
                                                                                           -------------
                                                                                               5,440,531
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17            1,646,000                     1,818,830
--------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16(5)            1,880,000                     1,955,200
--------------------------------------------------------------------------------------------------------
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16(3)                 520,000                       560,300
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20        2,655,000                     2,933,775
--------------------------------------------------------------------------------------------------------
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                   1,910,000                     1,986,400
--------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.:
9% Sr. Sec. Nts., 12/15/17                                       1,325,000                     1,364,750
9% Sr. Sec. Nts., 12/15/17(3)                                      605,000                       623,150
                                                                                           -------------
                                                                                               9,423,575
--------------------------------------------------------------------------------------------------------
MARINE--0.2%
Marquette Transportation Co./Marquette Transportation
Finance Corp., 10.875% Sec. Nts., 1/15/17                        2,790,000                     2,953,913
--------------------------------------------------------------------------------------------------------
Navios Maritime Holdings, Inc./Navios Maritime Finance
U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17                          565,000                       581,950
                                                                                           -------------
                                                                                               3,535,863
--------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES--0.0%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(5)           995,000                       950,225
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18                     3,620,000                     3,859,825
--------------------------------------------------------------------------------------------------------

26 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                      Value
--------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
--------------------------------------------------------------------------------------------------------
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec.
Nts., 10/6/20(3)                                               $   825,000                 $     917,813
--------------------------------------------------------------------------------------------------------
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(3)          3,730,000                     1,566,600
                                                                                           -------------
                                                                                               6,344,238
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
UR Financing Escrow Corp.:
7.375% Sr. Unsec. Nts., 5/15/20(3)                               2,430,000                     2,490,750
7.625% Sr. Unsec. Nts., 4/15/22(3)                                 605,000                       623,150
                                                                                           -------------
                                                                                               3,113,900
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19(3)                         1,955,000                     1,969,663
--------------------------------------------------------------------------------------------------------
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20(3)            913,000                       940,390
                                                                                           -------------
                                                                                               2,910,053
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate HDD Cayman, 7% Sr. Unsec. Nts., 11/1/21(3)               1,665,000                     1,798,200
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
CDW LLC/CDW Finance Corp., 12.535% Sr. Unsec. Sub. Nts.,
10/12/17                                                         1,920,000                     2,095,200
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                 3,650,000                     3,850,750
--------------------------------------------------------------------------------------------------------
Lawson Software, Inc., 9.375% Sr. Nts., 4/1/19(3,7)                380,000                       394,250
                                                                                           -------------
                                                                                               4,245,000
--------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                 2,145,000                     1,946,588
--------------------------------------------------------------------------------------------------------
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20(3)                                 2,390,000                     2,602,113
9.875% Sr. Unsec. Nts., 9/24/15                                    955,000                       964,550
12.625% Sr. Unsec. Nts., 1/15/21                                   950,000                       957,125
                                                                                           -------------
                                                                                               6,470,376
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts.,
8/1/20                                                           2,705,000                     2,989,025
--------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc., 6.625% Sr. Unsec. Nts., 6/1/21           935,000                       971,231
--------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18(3)                                  1,710,000                     1,881,000
10.75% Sr. Unsec. Nts., 8/1/20                                   1,950,000                     2,198,625
--------------------------------------------------------------------------------------------------------
NXP BV/NXP Funding LLC, 9.75% Sr. Sec. Nts., 8/1/18(3)             855,000                       970,425
                                                                                           -------------
                                                                                               9,010,306
--------------------------------------------------------------------------------------------------------
SOFTWARE--0.1%
SunGard Data Systems, Inc.:
7.375% Sr. Unsec. Nts., 11/15/18                                   560,000                       597,800
7.625% Sr. Unsec. Nts., 11/15/20                                   765,000                       820,463
                                                                                           -------------
                                                                                               1,418,263
--------------------------------------------------------------------------------------------------------
MATERIALS--2.2%
--------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Braskem America Finance Co., 7.125% Sr. Unsec. Nts.,
7/22/41(3)                                                         825,000                       832,013
--------------------------------------------------------------------------------------------------------

27 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Principal
                                                                   Amount                      Value
--------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
--------------------------------------------------------------------------------------------------------
Braskem Finance Ltd., 5.75% Sr. Unsec. Nts., 4/15/21(3)        $ 3,500,000                 $   3,681,300
--------------------------------------------------------------------------------------------------------
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                     1,545,000                     1,583,625
--------------------------------------------------------------------------------------------------------
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                       980,000                     1,019,200
9% Sec. Nts., 11/15/20                                           1,340,000                     1,252,900
--------------------------------------------------------------------------------------------------------
Ineos Finance plc, 8.375% Sr. Sec. Bonds, 2/15/19(3)             1,480,000                     1,568,800
--------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17                 3,450,000                     3,889,875
--------------------------------------------------------------------------------------------------------
LyondellBasell Industries NV, 6% Sr. Nts., 11/15/21(3)           1,525,000                     1,608,875
--------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 9% Sec. Nts.,
1/15/21                                                          2,165,000                     1,905,200
--------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), 6.625% Sr. Unsec. Unsub.
Nts., 12/15/20                                                     250,000                       264,375
                                                                                           -------------
                                                                                              17,606,163
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Building Materials Corp. of America, 6.75% Sr. Nts.,
5/1/21(3)                                                        1,540,000                     1,638,175
--------------------------------------------------------------------------------------------------------
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20(3)                   872,000                       808,780
--------------------------------------------------------------------------------------------------------
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18(3)                    1,950,000                     1,847,625
--------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18           1,315,000                     1,329,794
--------------------------------------------------------------------------------------------------------
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts.,
3/30/20(3)                                                         165,000                       175,610
                                                                                           -------------
                                                                                               5,799,984
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21                   1,580,000                     1,734,050
--------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19                 2,075,000                     2,194,313
--------------------------------------------------------------------------------------------------------
Rock-Tenn Co., 4.45% Sr. Unsec. Nts., 3/1/19(3)                    455,000                       457,557
                                                                                           -------------
                                                                                               4,385,920
--------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Aleris International, Inc., 7.625% Sr. Unsec. Nts.,
2/15/18                                                          3,805,000                     4,000,006
--------------------------------------------------------------------------------------------------------
Alrosa Finance SA, 7.75% Nts., 11/3/20(3)                        1,580,000                     1,694,550
--------------------------------------------------------------------------------------------------------
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts.,
5/1/16(3)                                                        1,245,000                     1,061,363
--------------------------------------------------------------------------------------------------------
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19(3)           820,000                       936,276
--------------------------------------------------------------------------------------------------------
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16(3)         1,315,000                     1,229,525
--------------------------------------------------------------------------------------------------------
JSC Severstal, 6.70% Nts., 10/25/17(3)                           1,940,000                     1,971,525
--------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20                     465,000                       511,500
                                                                                           -------------
                                                                                              11,404,745
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18(3)              1,554,000                     1,790,985
--------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15(3)          3,700,000                     3,857,250
--------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(3,4)           3,981,000                     2,090,025
--------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.50% Sr. Unsec. Nts.,
12/1/17                                                          2,005,000                     2,085,200
--------------------------------------------------------------------------------------------------------
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14(4)                4,400,000                     2,970,000
--------------------------------------------------------------------------------------------------------
Norske Skogindustrier ASA, 6.125% Unsec. Bonds,
10/15/15(3)                                                      1,500,000                     1,110,000
                                                                                           -------------
                                                                                              13,903,460
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19(3)                  1,960,000                     1,617,000
--------------------------------------------------------------------------------------------------------

28 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                   Principal
                                                                      Amount                     Value
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------
Brasil Telecom SA, 9.75% Sr. Unsec. Nts., 9/15/16(3)             2,990,000    BRR          $   1,695,281
--------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                         1,365,000                     1,400,831
8.75% Sr. Unsec. Sub. Nts., 3/15/18                              1,950,000                     1,830,563
--------------------------------------------------------------------------------------------------------
Frontier Communications Corp.:
8.25% Sr. Unsec. Nts., 4/15/17                                     950,000                     1,026,000
8.50% Sr. Unsec. Nts., 4/15/20                                     635,000                       671,513
--------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17                                   2,055,000                     2,142,338
11.50% Sr. Unsec. Nts., 2/4/17(15)                               1,424,414                     1,484,952
--------------------------------------------------------------------------------------------------------
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts.,
10/15/20                                                           755,000                       795,581
--------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts.,
4/1/19                                                           1,820,000                     1,997,450
--------------------------------------------------------------------------------------------------------
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts.,
10/23/20(3)                                                      4,882,000                     5,043,106
--------------------------------------------------------------------------------------------------------
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts.,
2/15/18(3)                                                       1,975,000                     1,866,375
--------------------------------------------------------------------------------------------------------
Windstream Corp., 7.50% Sr. Unsec. Nts., 6/1/22(3)               1,975,000                     2,068,813
                                                                                           -------------
                                                                                              23,639,803
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds,
12/18/36                                                        14,700,000    MXN              1,123,186
--------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts.,
10/15/20                                                         2,440,000                     2,406,450
--------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20        1,945,000                     1,937,706
--------------------------------------------------------------------------------------------------------
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts.,
6/22/20(3)                                                       2,035,000                     2,364,283
--------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D,
8/1/15                                                           2,065,000                     2,003,050
--------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                          480,000                       414,000
--------------------------------------------------------------------------------------------------------
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18(3)             1,800,000                     1,980,000
--------------------------------------------------------------------------------------------------------
Vimpel Communications/VIP Finance Ireland Ltd. OJSC:
7.748% Sec. Nts., 2/2/21(3)                                      1,205,000                     1,194,456
9.125% Sr. Unsec. Nts., 4/30/18(3)                               4,350,000                     4,774,125
--------------------------------------------------------------------------------------------------------
VimpelCom Holdings BV, 7.504% Sr. Unsec. Unsub. Nts.,
3/1/22(3)                                                        2,035,000                     1,984,125
                                                                                           -------------
                                                                                              20,181,381
--------------------------------------------------------------------------------------------------------
UTILITIES--2.6%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.6%
Centrais Eletricas Brasileiras SA:
5.75% Sr. Unsec. Unsub. Nts., 10/27/21(3)                        2,495,000                     2,743,253
6.875% Sr. Unsec. Unsub. Nts., 7/30/19(3)                        1,255,000                     1,491,944
--------------------------------------------------------------------------------------------------------
Empresa Distribuidora y Comercializadora Norte SA, 9.75%
Nts., 10/25/22(3)                                                  800,000                       488,000
--------------------------------------------------------------------------------------------------------
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec.
Nts., 7/29/19(3)                                                 1,435,000                     1,719,848
--------------------------------------------------------------------------------------------------------
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec.
Nts., 12/1/20                                                    1,807,000                     1,978,665
--------------------------------------------------------------------------------------------------------
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds, 1/26/21(3)                               1,565,000                     1,651,075
7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26               31,000,000    ZAR              3,687,282
10% Nts., Series ES23, 1/25/23                                  44,000,000    ZAR              6,339,619
--------------------------------------------------------------------------------------------------------

29 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                 Principal
                                                                   Amount                       Value
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Israel Electric Corp. Ltd.:
6.70% Sr. Unsec. Nts., 2/10/17(3)                              $ 1,415,000                 $   1,459,901
7.25% Nts., 1/15/19(3)                                           6,165,000                     6,299,224
--------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.75% Nts., 10/17/16(3)                                          2,250,000                     2,612,813
8% Sr. Unsec. Nts., 8/7/19(3)                                    1,650,000                     2,013,000
--------------------------------------------------------------------------------------------------------
National Power Corp., 5.875% Unsec. Unsub. Bonds,
12/19/16                                                       109,600,000    PHP              2,604,485
--------------------------------------------------------------------------------------------------------
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts.,
11/22/21(3)                                                      2,220,000                     2,336,550
--------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                        5,640,000                     1,318,350
10.25% Sr. Unsec. Nts., Series B, 11/1/15                        1,460,000                       324,850
                                                                                           -------------
                                                                                              39,068,859
--------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.6%
AES Corp. (The):
7.375% Sr. Unsec. Nts., 7/1/21(3)                                  525,000                       582,750
8% Sr. Unsec. Unsub. Nts., 10/15/17                                855,000                       967,219
--------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.50% Sr. Sec. Nts., 2/15/21(3)                                    885,000                       949,163
7.875% Sr. Sec. Nts., 1/15/23(3)                                   555,000                       602,175
--------------------------------------------------------------------------------------------------------
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20(3)                        1,750,000                     1,867,784
--------------------------------------------------------------------------------------------------------
Comision Federal de Electricidad, 4.875% Sr. Nts.,
5/26/21(3)                                                       1,725,000                     1,845,750
--------------------------------------------------------------------------------------------------------
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20         1,840,000                     2,005,600
--------------------------------------------------------------------------------------------------------
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18(3)            270,000                       272,700
--------------------------------------------------------------------------------------------------------
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17(3)           575,000                       606,625
--------------------------------------------------------------------------------------------------------
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15         3,630,000                     3,788,813
                                                                                           -------------
                                                                                              13,488,579
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr.
Unsec. Nts., 5/20/20                                             1,910,000                     1,943,425
--------------------------------------------------------------------------------------------------------
Empresa de Energia de Bogota SA ESP, 6.125% Sr. Unsec.
Unsub. Nts., 11/10/21(3)                                         1,140,000                     1,214,100
--------------------------------------------------------------------------------------------------------
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Unsec.
Nts., 5/1/21                                                       680,000                       617,100
--------------------------------------------------------------------------------------------------------
Transportadora de Gas Internacional SA ESP, 5.70% Sr.
Unsec. Nts., 3/20/22(3)                                          1,430,000                     1,455,740
                                                                                           -------------
                                                                                               5,230,365
--------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.1%
Abu Dhabi National Energy Co. (TAQA), 5.875% Sr. Unsec.
Nts., 12/13/21(3)                                                1,690,000                     1,808,300
--------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25%
Sr. Unsec. Nts., 12/16/20(3)                                     1,475,000                     1,578,250
                                                                                           -------------
Total Corporate Bonds and Notes (Cost $614,862,830)                                          615,926,266

                                                                    Shares
--------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
Ally Financial, Inc., 7% Cum., Series G, Non-Vtg.(2)                 2,040                     1,699,639

30 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                   Shares                     Value
--------------------------------------------------------------------------------------------------------
Greektown Superholdings, Inc., Cv., Series A-1(2)                   45,600              $      2,475,510
                                                                                        ----------------
Total Preferred Stocks (Cost $6,426,595)                                                       4,175,149
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.4%
AbitibiBowater, Inc. (2)                                            64,416                       919,860
--------------------------------------------------------------------------------------------------------
American Media Operations, Inc. (2)                                161,731                     2,102,503
--------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd. (2,5)                                      690,638                     1,035,957
--------------------------------------------------------------------------------------------------------
Dana Holding Corp.                                                  62,573                       969,882
--------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A (2)                                13,469                       414,845
--------------------------------------------------------------------------------------------------------
Global Aviation Holdings, Inc. (2)                                     100                            --
--------------------------------------------------------------------------------------------------------
Greektown Superholdings, Inc., Series A-1 (2)                        3,450                       174,225
--------------------------------------------------------------------------------------------------------
Huntsman Corp.                                                      25,585                       358,446
--------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp.                                                  229                        10,823
--------------------------------------------------------------------------------------------------------
LyondellBasell Industries NV, Cl. A                                 24,183                     1,055,588
--------------------------------------------------------------------------------------------------------
Orbcomm, Inc. (2)                                                      375                         1,444
--------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. (2)                                           18,514                            --
--------------------------------------------------------------------------------------------------------
Visteon Corp. (2)                                                   19,571                     1,037,263
--------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                              3,907                       231,333
--------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. (2)                                          7,858                       426,689
                                                                                        ----------------
Total Common Stocks (Cost $23,095,862)                                                         8,738,858

                                                                      Units
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp.
3/19/17(2) (Cost $3,162,655)                                         11,668                          420

                                                                   Principal
                                                                      Amount
--------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--4.1%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds,
10.50%, 8/19/30                                             10,730,000,000    IDR              1,610,556
Indonesia (Republic of) Total Return Linked Bonds,
Series 22, 11%, 9/17/25                                      3,426,000,000    IDR                525,477
Indonesia (Republic of) Total Return Linked Nts., Series
51, 10.50%, 8/19/30                                          2,650,000,000    IDR                397,761
Indonesia (Republic of) Total Return Linked Nts., Series
51, 11%, 9/17/25                                             2,650,000,000    IDR                406,455
Russian Federation Total Return Linked Bonds, 7%,
6/5/15(6)                                                       58,900,000    RUR              2,010,046
Russian Federation Total Return Linked Bonds, 7%,
6/5/15(6)                                                        6,300,000    RUR                214,996
--------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec. Nts.,
8.25%, 6/25/15(5,6)                                             19,220,000    RUR                661,939
Russian Federation Credit Linked Nts., 7.35%, 1/22/16(6)        69,100,000    RUR              2,370,388
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%,
10/25/18(5)                                                  3,255,000,000    COP              2,239,357
Colombia (Republic of) Credit Linked Nts., Series 02,
10%, 7/25/24(5,14)                                           3,660,000,000    COP              2,495,542

31 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                 Principal
                                                                   Amount                         Value
----------------------------------------------------------------------------------------------------------
Colombia (Republic of) Credit Linked Nts., Series 2,
10%, 7/25/24                                                  10,368,000,000    COP            $ 7,069,340
Colombia (Republic of) Total Return Linked Bonds, Series
2, 11%, 7/27/20                                                2,665,000,000    COP              1,847,426
----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Moitk Total
Return Linked Nts., 21%, 3/30/11(4)                               53,910,000    RUR                  5,515
----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch),
Russian Specialized Construction & Installation
Administration Total Return Linked Nts., 13%, 5/24/10(4)          97,250,000    RUR                    332
----------------------------------------------------------------------------------------------------------
Credit Suisse Group AG, Russian Moscoblgaz Finance Total
Return Linked Nts., 9.25%, 6/27/12                                42,600,000    RUR              1,438,243
----------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128,
3.006%, 5/6/25(5,11)                                              1,831,327                     1,291,475
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%,
5/6/25(5,11)                                                       2,333,393                     1,645,539
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%,
5/6/25(5,11)                                                       2,014,511                     1,420,659
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%,
5/6/25(5,11)                                                       1,800,719                     1,269,890
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%,
5/6/25(5,11)                                                       2,242,041                     1,581,116
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.239%,
5/6/25(5,11)                                                       2,558,949                     1,804,604
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%,
5/6/25(5,11)                                                       2,044,301                     1,441,667
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.343%,
5/6/25(5,11)                                                       1,921,557                     1,355,106
Coriolanus Ltd. Sec. Credit Linked Nts., 12.79%,
12/31/17(5,14)                                                    15,420,000    BRR              9,286,324
JSC VTB Bank Credit Linked Nts., 12%, 6/19/12(5,6)                20,500,000    UAH              2,535,657
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.265%,
5/22/15(5,6)                                                         697,693    MXN                 52,571
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.265%,
5/22/15(5,6)                                                       1,220,632    MXN                 91,973
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.265%,
5/22/15(5,6)                                                      18,404,162    MXN              1,386,735
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.265%,
5/22/15(5,6)                                                       1,341,270    MXN                101,063
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.265%,
5/22/15(5,6)                                                         974,458    MXN                 73,424
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.265%,
5/22/15(5,6)                                                         622,337    MXN                 46,892
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.265%,
5/22/15(5,6)                                                         114,609    MXN                  8,636
Russian Federation Credit Linked Nts., 7.35%,
1/22/16(5,6)                                                      51,800,000    RUR              1,780,466
Russian Federation Credit Linked Nts., 7.40%,
6/16/17(5,6)                                                      51,800,000    RUR              1,771,635
----------------------------------------------------------------------------------------------------------
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.798%, 4/30/12(5,6)                                   4,100,000                     3,838,420
Series 335, 2.248%, 4/30/12(5,6)                                   6,300,000                     6,053,040
----------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.476%, 2/8/37(5,11)                     63,720,800,000    COP              2,243,012
----------------------------------------------------------------------------------------------------------
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.838%, 12/20/17(5,6)                              6,250,000                     5,617,500
Series 2008-01, 9.888%, 8/2/10(4,5,11)                            14,337,604    BRR                785,428
Series 2008-2A, 8.253%, 9/17/13(5)                                12,143,750                     6,820,359
----------------------------------------------------------------------------------------------------------
HSBC Bank USA NA, Indonesia (Republic of) Credit Linked
Nts., Series 2, 9.50%, 7/15/31(3)                             13,330,000,000    IDR              1,865,967
----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%,
7/28/20(5)                                                     1,315,000,000    COP                911,573
Indonesia (Republic of) Credit Linked Nts., Series 4,
11%, 9/17/25                                                  27,180,000,000    IDR              4,168,848

32 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                   Principal
                                                                    Amount                        Value
----------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Total Return Linked Nts., Series
53, 11%, 9/17/25(3)                                            2,100,000,000    IDR           $    322,096
----------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 1,
9.50%, 7/17/31(3)                                              3,702,000,000    IDR                518,215
Indonesia (Republic of) Credit Linked Nts., Series 2,
10.50%, 8/19/30(3)                                             7,055,000,000    IDR              1,058,944
----------------------------------------------------------------------------------------------------------
LB Peru Trust II Certificates, Series 1998-A, 4.534%,
2/28/16(4,11)                                                        363,871                        36,387
----------------------------------------------------------------------------------------------------------
Lehman Brothers Treasury Co. BV, Microvest Capital
Management LLC Credit Linked Nts., 7.55%, 5/24/12(5)               1,089,830                       343,732
----------------------------------------------------------------------------------------------------------
Merrill Lynch, Colombia (Republic of) Credit Linked
Nts., 10%, 11/17/16(5)                                         1,784,000,000    COP              1,053,288
----------------------------------------------------------------------------------------------------------
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(3)           4,885,000    PEN              1,575,363
Russian Federation Total Return Linked Bonds, Series 007,
 Cl. VR, 5%, 8/22/34                                              60,330,143    RUR                971,070
----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Brazil (Federative Republic of) Credit Linked Nts.,
12.551%, 1/5/22(3,11)                                             28,914,000    BRR              2,670,520
United Mexican States Credit Linked Nts., 5.64%,
11/20/15(3)                                                        2,000,000                     1,719,000
----------------------------------------------------------------------------------------------------------
UBS AG, Indonesia (Republic of) Total Return Linked
Nts., Series 1, 9.50%, 7/17/31                                14,700,000,000    IDR              2,057,691
                                                                                             -------------
Total Structured Securities (Cost $121,007,724)                                                 96,869,258

                                       Expiration               Strike
                                          Date                  Price           Contracts
----------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
Canadian Dollar (CAD)
Put(2)                                  9/24/12             1AUD per 1.0198CAD  1,240,000           32,070
----------------------------------------------------------------------------------------------------------
Canadian Dollar (CAD)
Put(2)                                  7/19/12             1AUD per 1.0349CAD    990,000           24,403
----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
5/21/12 Call(2)                          5/7/12 $           1.390                      50            6,875
----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
5/21/12 Call(2)                          5/7/12             1.410                     250           12,500
----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Call(2)                          4/9/12             1.360                      13              488
----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Call(2)                          4/9/12             1.370                      13              163
----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Call(2)                          5/7/12             1.380                     100           23,750
----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Call(2)                          5/7/12             1.370                     100           51,250
----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Call(2)                          5/7/12             1.390                     100           17,500
----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                           4/9/12             1.240                     190            1,188
----------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                           4/9/12             1.270                     193            1,206
----------------------------------------------------------------------------------------------------------

33 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                     Expiration        Strike
                                        Date            Price               Contracts            Value
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          4/9/12       $     1.280                     44          $   275
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          4/9/12             1.290                     71              444
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          4/9/12             1.250                    200            1,250
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          4/9/12             1.290                     29              181
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          4/9/12             1.310                     52            2,275
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          4/9/12             1.320                    139           17,375
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          5/7/12             1.190                     99              619
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          5/7/12             1.210                     99            1,238
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          5/7/12             1.240                    200            7,500
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          5/7/12             1.280                    100           26,250
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                          5/7/12             1.270                    190           33,250
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                         6/11/12             1.250                     83           32,163
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                         6/11/12             1.280                     50           40,625
--------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures,
6/18/12 Put(2)                         6/11/12             1.300                     20           26,500
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Futures,
6/18/12 Call(2)                         4/6/12           129.500                     26              163
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Futures,
6/18/12 Call(2)                         4/6/12           132.500                     26              163
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Futures,
6/18/12 Call(2)                         4/6/12           135.000                     20              125
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Futures,
6/18/12 Call(2)                         4/6/12           138.000                     20              125
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Futures,
6/18/12 Call(2)                         4/9/12           123.000                     15            2,625
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Futures,
6/18/12 Call(2)                         4/9/12           125.000                     20              750
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Futures,
6/18/12 Call(2)                        6/11/12           139.000                     20              375
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)
Futures, 6/18/12 Call(2)               6/11/12           143.000                     20              125
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Futures,
6/18/12 Call(2)                        6/12/12           134.000                     50            5,000
--------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Put(2)              3/29/13             1USD per 85JPY   204,000,000           82,514
--------------------------------------------------------------------------------------------------------

34 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                     Expiration          Strike
                                        Date             Price              Contracts           Value
--------------------------------------------------------------------------------------------------------
Mexican Nuevo
Peso (MXN) Put (2)                     9/26/12             1AUD per 13MXN     1,240,000        $  27,324
--------------------------------------------------------------------------------------------------------
U.S. Long Bonds Futures,
6/20/12 Put(2)                          4/9/12           135.000                     92           14,375
--------------------------------------------------------------------------------------------------------
U.S. Long Bonds Futures,
6/20/12 Put(2)                          4/9/12           137.000                     83           45,391
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Call(2)                4/9/12           131.000                     93            2,906
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Put(2)                 4/9/12           129.000                    105           80,391
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Put(2)                4/23/12           125.500                     51            3,188
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Put(2)                4/23/12           126.500                    463           50,641
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Put(2)                4/23/12           127.500                    240           45,000
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Put(2)                4/23/12           128.000                    498          132,281
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Put(2)                4/23/12           129.000                    106           54,656
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Put(2)                5/29/12           123.500                    483           45,281
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.
Futures, 6/20/12 Put(2)                5/29/12           127.000                    706          275,781
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.,
3.125%, 11/15/41 Call(2)               5/30/12           103.470             70,500,000          317,250
--------------------------------------------------------------------------------------------------------
Worst performing of: Euro
(EUR) Put/United States
Dollar (USD) Call/or the
United States Dollar (USD)                         1EUR per 1.275USD
Call/Japanese Yen (JPY)
Put(2)                                 7/26/12     /1USD per 79.50JPY         4,936,000           27,099
                                                                                        ----------------
Total Options Purchased (Cost $6,564,617)                                                      1,574,867

                                 SWAPTION EXPIRATION DATE             NOTIONAL AMOUNT
--------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.4%
Bank of America NA, Swap
Counterparty, Interest
Rate Swaption (European);
Swap Terms: Paid: 2.195%;
Received: Three-Month USD
BBA LIBOR; Termination
Date: 10/2/19 (2)                                 10/1/12                $  4,000,000             44,277
--------------------------------------------------------------------------------------------------------
Bank of America NA, Swap
Counterparty, Interest
Rate Swaption (European);
Swap Terms: Paid: 2.275%;
Received: Three-Month USD
BBA LIBOR; Termination
Date: 7/9/22 (2)                                  7/6/12                   29,355,000            655,964
--------------------------------------------------------------------------------------------------------

35 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                 SWAPTION EXPIRATION DATE             NOTIONAL AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The), Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 1.88%; Received:
Three-Month USD BBA LIBOR;
Termination Date: 7/24/19
(2)                                               7/23/12         $        19,685,000         $  267,575
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The), Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 1.945%; Received:
Three-Month USD BBA LIBOR;
Termination Date:
10/2/19(2)                                        10/1/12                  10,005,000            175,156
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The), Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 2.495%; Received:
Three-Month USD BBA LIBOR;
Termination Date:
11/22/22(2)                                      11/23/12                  37,700,000          1,076,981
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The), Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: Three-Month USD BBA
LIBOR; Received: 2.185%;
Termination Date: 7/13/22
(2)                                               7/12/12                  14,735,000            145,538
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The), Swap Counterparty;
Interest Rate Swaption
(European); Swap Terms:
Paid: 2.185%; Received:
Three-Month USD BBA LIBOR;
Termination Date: 7/13/22
(2)                                               7/12/12                  14,735,000            409,492
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA,
Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 1.65%; Received:
Three-Month USD BBA LIBOR;
Termination Date: 2/25/18
(2)                                               2/22/13                  24,810,000            375,569
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA,
Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 2.245%; Received:
Three-Month USD BBA LIBOR;
Termination Date: 7/10/22
(2)                                                7/9/12                  29,420,000            705,746
--------------------------------------------------------------------------------------------------------

36 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                 SWAPTION EXPIRATION DATE             NOTIONAL AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA,
Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 2.557%; Received:
Six-Month EUR EURIBOR;
Termination Date: 2/20/23
(2)                                               2/19/13                  19,830,000EUR      $  649,651
--------------------------------------------------------------------------------------------------------
UBS AG, Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 1.17%; Received:
Six-Month JPY BBA LIBOR;
Termination Date: 9/26/22
(2)                                               9/25/12                 990,000,000JPY         118,410
--------------------------------------------------------------------------------------------------------
UBS AG, Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 2.215%; Received:
Three-Month USD BBA LIBOR;
Termination Date:
12/4/22(2)                                        12/3/12                  96,515,000          4,118,946
--------------------------------------------------------------------------------------------------------
UBS AG, Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 2.98%; Received:
Six-Month EUR EURIBOR;
Termination Date: 3/4/23 (2)                       3/1/13                  24,830,000EUR         445,759
--------------------------------------------------------------------------------------------------------
UBS AG, Swap Counterparty,
Interest Rate Swaption
(European); Swap Terms:
Paid: 3.025%; Received:
Six-Month EUR EURIBOR;
Termination Date: 2/27/23 (2)                     2/26/13                 24,845,000EUR          409,443
                                                                                        ----------------
Total Swaptions Purchased (Cost $11,481,814)                                                   9,598,507

                                                                     SHARES
--------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--17.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.22% (1,17)                                                    31,556,467                    31,556,467
--------------------------------------------------------------------------------------------------------
Oppenheimer Master Event-Linked Bond Fund, LLC (1)               4,827,322                    54,790,866
--------------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC (1)                           24,874,126                   308,525,715
--------------------------------------------------------------------------------------------------------
Oppenheimer Short Duration Fund, Cl. Y (1)                       1,003,619                    10,056,263
                                                                                        ----------------
Total Investment Companies (Cost $405,578,245)                                               404,929,311
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,506,175,945)                    104.1%                2,455,642,108
--------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                 (4.1)                  (95,650,355)
                                                              ------------------------------------------
NET ASSETS                                                           100.0%             $  2,359,991,753
                                                              ==========================================

Footnotes to Statement of Investments


----------
* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

37 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited

Principal and Notional amounts are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD    Australian Dollar
BRR    Brazilian Real
CAD    Canadian Dollar
COP    Colombian Peso
DKK    Danish Krone
EUR    Euro
GBP    British Pound Sterling
HUF    Hungarian Forint
IDR    Indonesia Rupiah
JPY    Japanese Yen
MXN    Mexican Nuevo Peso
MYR    Malaysian Ringgit
PEN    Peruvian New Sol
PHP    Philippines Peso
PLZ    Polish Zloty
RUR    Russian Ruble
SEK    Swedish Krona
SGD    Singapore Dollar
TRY    New Turkish Lira
UAH    Ukraine Hryvnia
ZAR    South African Rand

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES                                          SHARES
                                            DECEMBER 30,           GROSS          GROSS       MARCH 30,
                                              2011 (A)           ADDITIONS     REDUCTIONS       2012
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income
Fund/VA (Cayman) Ltd.(b)                          15,000                --             --        15,000
Oppenheimer Institutional Money Market
Fund, Cl. E                                   27,393,119       249,078,186    244,914,838    31,556,467
Oppenheimer Master Event-Linked Bond Fund,
LLC                                            4,827,322                --             --     4,827,322
Oppenheimer Master Loan Fund, LLC             29,466,809                --      4,592,683    24,874,126
Oppenheimer Short Duration Fund, Cl. Y         1,001,329             2,290             --     1,003,619

                                                                                                                    REALIZED
                                                                   VALUE                     INCOME                   LOSS
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income Fund/VA (Cayman) Ltd.(b)  $    1,467,754              $       --              $       --
Oppenheimer Institutional Money Market Fund, Cl. E                31,556,467                  20,398                      --
Oppenheimer Master Event-Linked Bond Fund, LLC                    54,790,866               1,153,758(c)            2,125,631(c)
Oppenheimer Master Loan Fund, LLC                                308,525,715               5,807,790(d)              432,961(d)
Oppenheimer Short Duration Fund, Cl. Y                            10,056,263                  17,555                      --
                                                              -----------------------------------------------------------------
                                                              $  406,397,065              $6,999,501              $2,558,592
                                                              =================================================================

a. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

b.   Investment in a wholly-owned subsidiary. See accompanying Notes.

c. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

d. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.   Non-income producing security.

38 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $377,544,651 or 16% of the Fund's net assets as of March 30, 2012.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5. Restricted security. The aggregate value of restricted securities as of March 30, 2012 was $95,576,712, which represents 4.05% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                         UNREALIZED
                                                            ACQUISITION                                 APPRECIATION
SECURITY                                                       DATES             COST       VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Altegrity, Inc., 10.50% Sr. Unsec. Sub.
 Nts., 11/1/15                                                      2/17/10  $   933,748  $  950,225  $       16,477
Arco Capital Corp. Ltd.                                             2/27/07   10,359,570   1,035,957      (9,323,613)
Autopistas del Nordeste Cayman Ltd.,
 9.39% Nts., 1/15/26                                      11/21/06-10/20/09    2,274,608   2,344,477          69,869
Citigroup Funding, Inc., ALROSA Russia
Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15             3/1/11      678,509     661,939         (16,570)
Citigroup Global Markets Holdings, Inc.,
Colombia (Republic of) Credit Linked
Bonds, 11.25%, 10/25/18                                             12/9/08    1,377,979   2,239,357         861,378
Citigroup Global Markets Holdings, Inc.,
Colombia (Republic of) Credit Linked Nts.,
 Series 02, 10%, 7/25/24                                            3/28/12    2,588,522   2,495,542         (92,980)
Cleaver-Brooks, Inc., 12.25% Sr. Sec.
Nts., 5/1/16                                                 4/21/10-5/3/11    1,889,954   1,955,200          65,246
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, Series 128, 3.006%, 5/6/25                     10/8/10    1,250,796   1,291,475          40,679
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.061%, 5/6/25                                 7/16/10    1,585,331   1,645,539          60,208
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.10%, 5/6/25                                  5/18/10    1,364,010   1,420,659          56,649
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.134%, 5/6/25                                 3/30/10    1,215,217   1,269,890          54,673
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.187%, 5/6/25                                12/17/09    1,506,146   1,581,116          74,970
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.239%, 5/6/25                                 9/25/09    1,711,608   1,804,604          92,996
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.266%, 5/6/25                                 8/18/09    1,364,444   1,441,667          77,223
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Bonds, 3.343%, 5/6/25                                 4/16/09    1,274,659   1,355,106          80,447
Deutsche Bank AG, Coriolanus Ltd. Sec.
Credit Linked Nts., 12.79%, 12/31/17                                9/19/07    6,911,912   9,286,324       2,374,412
Deutsche Bank AG, JSC VTB Bank Credit
Linked Nts., 12%, 6/19/12                                           6/30/11    2,577,004   2,535,657         (41,347)
Deutsche Bank AG, Opic Reforma I Credit
Linked Nts., Cl. 2A, 8.265%, 5/22/15                                5/21/08       67,269      52,571         (14,698)
Deutsche Bank AG, Opic Reforma
I Credit Linked Nts., Cl. 2B, 8.265%, 5/22/15                       6/12/08      117,679      91,973         (25,706)
Deutsche Bank AG, Opic Reforma
I Credit Linked Nts., Cl. 2C, 8.265%, 5/22/15                       6/18/08    1,785,486   1,386,735        (398,751)
Deutsche Bank AG, Opic Reforma
I Credit Linked Nts., Cl. 2D, 8.265%, 5/22/15                        7/8/08      130,028     101,063         (28,965)
Deutsche Bank AG, Opic Reforma
I Credit Linked Nts., Cl. 2E, 8.265%, 5/22/15                       7/15/08       94,626      73,424         (21,202)
Deutsche Bank AG, Opic Reforma
I Credit Linked Nts., Cl. 2F, 8.265%, 5/22/15                        8/8/08       61,263      46,892         (14,371)
Deutsche Bank AG, Opic Reforma
I Credit Linked Nts., Cl. 2G, 8.265%, 5/22/15                       8/22/08       11,304       8,636          (2,668)
Deutsche Bank AG, Russian Federation
Credit Linked Nts., 7.35%, 1/22/16                                   2/2/12    1,724,563   1,780,466           55,903
Deutsche Bank AG, Russian Federation
Credit Linked Nts., 7.40%, 6/16/17                                   2/2/12    1,711,950   1,771,635           59,685
Eirles Two Ltd. Sec. Nts., Series 324, 3.798%,
4/30/12                                                             4/17/07    4,100,214   3,838,420        (261,794)
Eirles Two Ltd. Sec. Nts., Series 335, 2.248%,
4/30/12                                                             9/17/07    6,295,624   6,053,040        (242,584)

39 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                                                         UNREALIZED
                                                            ACQUISITION                                 APPRECIATION
SECURITY                                                       DATES             COST       VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust,
Airplane Receivable Nts., Series 2000-A,
Cl. B, 0.656%, 8/15/25                                            8/17/00       1,820,063            --     (1,820,063)
Goldman Sachs Capital Markets LP,
Colombia (Republic of) Credit Linked
Nts., 10.476%, 2/8/37                                             1/18/07       6,655,136     2,243,012     (4,412,124)
Hallertau SPC Credit Linked Nts., Series
2007-01, 2.838%, 12/20/17                                        12/13/07       6,250,000     5,617,500       (632,500)
Hallertau SPC Credit Linked Nts.,
Series 2008-01, 9.888%, 8/2/10                            4/18/08-10/1/08       7,188,001       785,428     (6,402,573)
Hallertau SPC Credit Linked Nts.,
Series 2008-2A, 8.253%, 9/17/13                                  10/23/08      12,197,552     6,820,359     (5,377,193)
Ice 1 Em CLO Ltd./Ice 1 Em CLO
Corp., Sr. Sec. Sub. Term Nts., Series
2007-1A, Cl. B, 2.456%, 8/15/22                                   11/6/07       7,013,735     4,958,100     (2,055,635)
Ice 1 Em CLO Ltd./Ice 1 Em CLO
Corp., Sr. Sec. Sub. Term Nts., Series
2007-1A, Cl. C, 3.756%, 8/15/22                                    6/8/07       5,270,000     3,109,300     (2,160,700)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp.,
Sr. Sec. Sub. Term Nts., Series 2007-1A,
Cl. D, 5.756%, 8/15/22                                             6/8/07       5,270,000     3,056,600     (2,213,400)
Jaguar Land Rover plc, 8.25% Sr.
Nts., 3/15/20                                                     3/22/12         384,737       392,854          8,117
JPMorgan Chase & Co., Colombia
(Republic of) Credit Linked
Nts., 11%, 7/28/20                                                8/24/10         898,434       911,573         13,139
JPMorgan Hipotecaria su Casita, 8.103%
Sec. Nts., 8/26/35                                                3/21/07         526,714       516,482        (10,232)
Lehman Brothers Treasury Co. BV,
Microvest Capital Management LLC
Credit Linked Nts., 7.55%, 5/24/12                                6/20/07       1,090,398       343,732       (746,666)
Merrill Lynch, Colombia (Republic of)
Credit Linked Nts., 10%, 11/17/16                                10/20/06         762,393     1,053,288        290,895
NC Finance Trust, Collateralized Mtg.
Obligation Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 3.405%, 1/25/29                          8/10/10          66,025         5,340        (60,685)
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08                         3/6/98         242,675             -       (242,675)
Realogy Corp., 7.625% Sr. Sec. Nts., 1/15/20               1/25/12-2/1/12       1,982,604     2,063,875         81,271
Realogy Corp., 9% Sr. Sec. Nts., 1/15/20                   1/25/12-2/1/12       1,008,100     1,040,300         32,200
Russian Federation Unsec.
Bonds, 4.50%, 4/4/22                                              3/28/12       2,869,105     2,910,230         41,125
Russian Federation Unsec.
Bonds, 5.625%, 4/4/42                                             3/28/12       4,228,923     4,371,848        142,925
Samson Investment Co., 9.75%
Sr. Unsec. Nts., 2/15/20                                           2/3/12       1,510,000     1,528,875         18,875
Santander Drive Auto Receivables
Trust 2011-S1A, Automobile Receivables
Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17               2/4/11-4/14/11         198,675       197,949           (726)
Schaeffler Finance BV, 8.50% Sr. Sec.
Nts., 2/15/19                                                      2/2/12         455,000       483,438         28,438
Sparebank 1 Boligkreditt AS, 2.30% Sec.
Bonds, 6/30/17                                                    3/29/12         618,487       618,177           (310)
UPCB Finance VI Ltd., 6.875% Sr. Sec.
Nts., 1/15/22                                                     1/31/12       1,971,691     2,028,863         57,172
                                                                             -----------------------------------------
                                                                             $127,442,471   $95,576,712  $ (31,865,759)
                                                                             =========================================

6. Represents the current interest rate for a variable or increasing rate security.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 30, 2012. See accompanying Notes.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,289,513 or 0.44% of the Fund's net assets as of March 30, 2012.

9. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

10. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

11.  Zero coupon bond reflects effective yield on the date of purchase.

12. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $5,372,892. See accompanying Notes.

13. All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $3,613,028. See accompanying Notes.

14. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

15.  Interest or dividend is paid-in-kind, when applicable.

16. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17.  Rate shown is the 7-day yield as of March 30, 2012.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:


40 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

Geographic Holdings                                                              Value            Percent
---------------------------------------------------------------------------------------------------------
United States                                                            $1,392,769,996              56.7%
Mexico                                                                      159,468,701               6.5
Brazil                                                                      115,187,807               4.7
Turkey                                                                      107,406,567               4.4
Russia                                                                      100,869,879               4.1
South Africa                                                                 66,237,824               2.7
Japan                                                                        50,921,702               2.1
Hungary                                                                      43,118,996               1.8
Peru                                                                         41,024,811               1.7
Indonesia                                                                    36,153,225               1.5
Colombia                                                                     33,419,399               1.4
Poland                                                                       32,376,959               1.3
Venezuela                                                                    32,200,852               1.3
Supranational                                                                21,386,291               0.9
Kazakhstan                                                                   18,150,948               0.7
United Kingdom                                                               17,917,930               0.7
Canada                                                                       16,178,674               0.7
Italy                                                                        12,350,196               0.5
Philippines                                                                  11,664,923               0.5
Israel                                                                       10,706,202               0.4
Ukraine                                                                      10,583,087               0.4
The Netherlands                                                              10,476,833               0.4
Argentina                                                                     9,699,578               0.4
Australia                                                                     9,589,734               0.4
Uruguay                                                                       7,461,966               0.3
France                                                                        7,177,562               0.3
India                                                                         6,646,303               0.3
Spain                                                                         5,985,450               0.2
Chile                                                                         5,871,848               0.2
Belgium                                                                       5,251,181               0.2
Romania                                                                       4,919,250               0.2
Panama                                                                        4,614,585               0.2
Germany                                                                       4,571,438               0.2
Qatar                                                                         4,080,687               0.2
Luxembourg                                                                    3,627,290               0.1
Sweden                                                                        3,388,625               0.1
Sri Lanka                                                                     3,330,503               0.1
Malaysia                                                                      3,077,459               0.1
Trinidad & Tobago                                                             3,063,995               0.1
Korea, Republic of South                                                      2,888,058               0.1
Latvia                                                                        2,356,950               0.1
Dominican Republic                                                            2,344,477               0.1
Lithuanua                                                                     2,336,550               0.1
Austria                                                                       2,279,387               0.1
European Union                                                                1,809,718               0.1
United Arab Emirates                                                          1,808,300               0.1
Ghana                                                                         1,730,750               0.1
Norway                                                                        1,728,177               0.1
Denmark                                                                       1,183,310               0.1
Finland                                                                         871,296                --
Switzerland                                                                     796,815                --
Singapore                                                                       579,064                --
                                                              -------------------------------------------
Total                                                                   $ 2,455,642,108             100.0%
                                                              ===========================================

41 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

Foreign Currency Exchange Contracts as of March 30, 2012 are as follows:

                                               CONTRACT AMOUNT            EXPIRATION                 UNREALIZED    UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION  BUY/SELL        (000's)                  DATES         VALUE     APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA:
Chilean Peso (CLP)                      Buy              1,000  CLP            4/17/12    $  2,042     $       8     $      --
Chilean Peso (CLP)                     Sell            126,400  CLP            4/17/12     258,142            --           997
Colombian Peso (COP)                   Sell          2,968,000  COP            5/29/12   1,648,513         7,737            --
Euro (EUR)                              Buy              3,628  EUR    4/17/12-5/23/12   4,839,798        34,114        10,237
Euro (EUR)                             Sell                 69  EUR            4/17/12      92,032            --           580
Indian Rupee (INR)                      Buy            233,000  INR             4/9/12   4,563,866            --       117,669
Indonesia Rupiah (IDR)                  Buy          4,682,000  IDR            4/17/12     511,171         1,636         3,955
Indonesia Rupiah (IDR)                 Sell         21,555,000  IDR             4/9/12   2,355,186            --        11,232
Malaysian Ringgit (MYR)                 Buy             99,936  MYR    4/17/12-6/26/12  32,470,889       186,739       141,141
Malaysian Ringgit (MYR)                Sell                100  MYR            4/17/12      32,602            --           225
Mexican Nuevo Peso (MXN)                Buy                400  MXN            4/17/12      31,214           201            --
New Taiwan Dollar (TWD)                 Buy            144,960  TWD     4/6/12-4/12/12   4,911,626         4,846         1,181
New Taiwan Dollar (TWD)                Sell              7,740  TWD            4/17/12     262,264            --         2,451
New Turkish Lira (TRY)                 Sell              9,515  TRY            4/25/12   5,307,943            --       214,603
Peruvian New Sol (PEN)                 Sell              7,100  PEN            4/12/12   2,661,818            --        31,568
Polish Zloty (PLZ)                      Buy             12,663  PLZ             4/2/12   4,073,452        31,401            --
Polish Zloty (PLZ)                     Sell             25,130  PLZ            4/10/12   8,074,850            --       129,773
Singapore Dollar (SGD)                  Buy                430  SGD            4/17/12     342,075            --         1,076
Singapore Dollar (SGD)                 Sell                140  SGD            4/17/12     111,373            --           636
                                                                                                    --------------------------
                                                                                                         266,682       667,324
------------------------------------------------------------------------------------------------------------------------------
BANK PARIBAS ASIA
Hungarian Forint (HUF)                 Sell            191,000  HUF            4/25/12     862,079            --        20,183
------------------------------------------------------------------------------------------------------------------------------
BARCLAY'S CAPITAL:
British Pound Sterling (GBP)            Buy                185  GBP            4/17/12     295,873         2,012            --
British Pound Sterling (GBP)           Sell                358  GBP            4/17/12     572,554            --         8,365
Chilean Peso (CLP)                      Buy            121,000  CLP            4/17/12     247,114            --         1,473
Chinese Renminbi (Yuan) (CNY)          Sell                470  CNY            4/17/12      74,607            44            --
Euro (EUR)                              Buy             23,749  EUR    4/17/12-7/23/12  31,678,136       494,397           322
Euro (EUR)                             Sell              1,260  EUR     4/3/12-4/17/12   1,680,904            --         6,656
Hungarian Forint (HUF)                  Buy            159,000  HUF            4/25/12     717,647            --         3,540
Hungarian Forint (HUF)                 Sell            350,000  HUF            6/12/12   1,569,707       226,380         2,971
Israeli Shekel (ILS)                    Buy              2,030  ILS             4/2/13     539,920        10,309            --
Israeli Shekel (ILS)                   Sell              2,030  ILS             4/2/13     539,920            --         4,003
Mexican Nuevo Peso (MXN)               Sell             33,700  MXN           10/18/12   2,585,672            --        78,698
New Taiwan Dollar (TWD)                 Buy                500  TWD            4/17/12      16,942            16            --
New Taiwan Dollar (TWD)                Sell              2,220  TWD            4/17/12      75,223            --           671
Norwegian Krone (NOK)                   Buy                100  NOK            4/17/12      17,549            --            67
Polish Zloty (PLZ)                     Sell                470  PLZ            5/23/12     150,300           537            --
Russian Ruble (RUR)                     Buy             17,930  RUR            4/17/12     609,906         9,933            23
Swedish Krona (SEK)                     Buy              4,560  SEK            4/17/12     688,778        16,598            --
Swedish Krona (SEK)                    Sell              5,920  SEK            4/30/12     893,725            --        10,315
                                                                                                    --------------------------
                                                                                                         760,226       117,104
------------------------------------------------------------------------------------------------------------------------------
CITIGROUP:
Australian Dollar (AUD)                 Buy              7,431  AUD    4/17/12-4/30/12   7,673,065            --       188,270
Australian Dollar (AUD)                Sell              6,165  AUD    4/17/12-5/23/12   6,350,460       201,561            --
Brazilian Real (BRR)                    Buy              1,640  BRR             5/3/12     891,731            --         4,957

42 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited

                                               Contract Amount            Expiration                 Unrealized    Unrealized
Counterparty/Contract Description  Buy/Sell        (000's)                   Dates         Value    Appreciation  Depreciation
------------------------------------------------------------------------------------------------------------------------------
Brazilian Real (BRR)                   Sell             17,856  BRR             5/3/12   9,708,997        52,962            --
British Pound Sterling (GBP)           Sell                245  GBP            5/23/12     391,732            --         4,443
Canadian Dollar (CAD)                   Buy              4,145  CAD            4/19/12   4,154,041            --        22,294
Chilean Peso (CLP)                      Buy            890,400  CLP    4/17/12-6/14/12   1,806,078            --        12,655
Chilean Peso (CLP)                     Sell            426,000  CLP            4/17/12     870,005         2,019         2,887
Chinese Renminbi (Yuan) (CNY)           Buy                470  CNY            4/17/12      74,607            --            74
Colombian Peso (COP)                    Buy          9,748,138  COP     4/2/12-6/12/12   5,442,081        13,042        21,808
Colombian Peso (COP)                   Sell          5,526,100  COP     4/9/12-5/29/12   3,077,963         8,659         7,817
Egyptian Pounds (EGP)                   Buy             17,580  EGP            4/17/12   2,885,427        81,599            --
Euro (EUR)                              Buy             18,644  EUR    4/23/12-4/26/12  24,868,419       575,668            --
Euro (EUR)                             Sell              1,344  EUR    4/26/12-5/10/12   1,793,210        15,609        30,013
Hungarian Forint (HUF)                  Buy            350,000  HUF            6/12/12   1,569,707        10,896            --
Hungarian Forint (HUF)                 Sell          6,384,000  HUF            6/12/12  28,631,461           --        198,735
Indian Rupee (INR)                      Buy                690  INR            4/17/12      13,490           113            --
Japanese Yen (JPY)                      Buy              5,000  JPY            4/17/12      60,418           250            --
Japanese Yen (JPY)                     Sell             15,000  JPY            4/17/12     181,254         7,029            --
Mexican Nuevo Peso (MXN)                Buy              8,800  MXN           10/18/12     675,190         1,332            --
Mexican Nuevo Peso (MXN)               Sell            383,065  MXN   4/17/12-10/18/12  29,532,351        68,774        65,955
New Taiwan Dollar (TWD)                Sell            135,000  TWD             4/6/12   4,574,147         9,894            --
Philippines Peso (PHP)                  Buy              1,350  PHP            4/17/12      31,404           --             94
Singapore Dollar (SGD)                 Sell                570  SGD            4/17/12     453,449           102             2
Swedish Krona (SEK)                    Sell              4,980  SEK            5/23/12     751,121           --         21,914
Swiss Franc (CHF)                       Buy                 45  CHF            5/10/12      49,875           295            --
                                                                                                    --------------------------
                                                                                                       1,049,804       581,918
------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE:
British Pound Sterling (GBP)           Sell                320  GBP            5/23/12     511,650           --          7,589
New Turkish Lira (TRY)                 Sell             34,120  TRY    5/10/12-7/17/13  18,823,969           --        432,391
Norwegian Krone (NOK)                  Sell             60,000  NOK            5/10/12  10,519,632            --       161,321
Polish Zloty (PLZ)                      Buy             10,930  PLZ            4/10/12   3,512,062        65,199            --
Russian Ruble (RUR)                     Buy            155,080  RUR            4/26/12   5,268,365        12,484            --
South African Rand (ZAR)                Buy                260  ZAR            4/17/12      33,810            --           437
South African Rand (ZAR)               Sell            208,220  ZAR    4/11/12-5/15/12  27,031,523         1,884     1,022,671
Swedish Krona (SEK)                     Buy              5,920  SEK            4/30/12     893,725        19,163            --
                                                                                                    --------------------------
                                                                                                          98,730     1,624,409
------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK SECURITIES, INC.:
Australian Dollar (AUD)                Sell              6,150  AUD            4/30/12   6,348,911        19,906            --
British Pound Sterling (GBP)            Buy              2,610  GBP            4/19/12   4,174,157        72,140            --
Euro (EUR)                             Sell              8,785  EUR            4/23/12  11,717,692           --        385,894
Hungarian Forint (HUF)                  Buy            450,000  HUF            4/25/12   2,031,075         2,999         5,209
Indian Rupee (INR)                      Buy             16,680  INR            4/17/12     326,101         3,840           629
Indian Rupee (INR)                     Sell            233,000  INR             4/9/12   4,563,866       102,667            --
Indonesia Rupiah (IDR)                 Sell          1,557,400  IDR            4/17/12     170,034         3,589            --
Malaysian Ringgit (MYR)                 Buy              7,410  MYR            5/10/12   2,411,902           --         48,666
Mexican Nuevo Peso (MXN)                Buy              2,240  MXN            4/17/12     174,797           --          1,769
New Turkish Lira (TRY)                  Buy             30,880  TRY            5/10/12  17,165,826           --         78,827
Philippines Peso (PHP)                 Sell            123,000  PHP            4/19/12   2,860,790           --         33,204
Polish Zloty (PLZ)                      Buy              2,270  PLZ            4/10/12     729,403        13,710            --
Russian Ruble (RUR)                    Sell                220  RUR            4/17/12       7,484           --             12
Singapore Dollar (SGD)                  Buy             17,737  SGD            4/17/12  14,110,210       314,725            26
South African Rand (ZAR)               Sell            142,490  ZAR            6/12/12  18,376,745       294,307            --

43 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited

                                               Contract Amount            Expiration                 Unrealized    Unrealized
Counterparty/Contract Description  Buy/Sell        (000's)                   Dates        Value     Appreciation  Depreciation
------------------------------------------------------------------------------------------------------------------------------
South Korean Won (KRW)                  Buy         20,097,000  KRW    4/17/12-6/19/12  17,633,994            --        42,496
                                                                                                    --------------------------
                                                                                                         827,883       596,732
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS & CO.:
British Pound Sterling (GBP)            Buy                278  GBP            4/17/12     444,609         8,818            --
British Pound Sterling (GBP)           Sell                144  GBP            4/17/12     230,301            --           906
Czech Koruna (CZK)                     Sell              7,150  CZK            4/17/12     384,679            --        19,450
Euro (EUR)                             Sell              9,950  EUR            4/25/12  13,271,710            --       294,422
Hungarian Forint (HUF)                  Buy            938,000  HUF            4/25/12   4,233,663        55,114            --
Hungarian Forint (HUF)                 Sell            707,000  HUF            4/25/12   3,191,045            --       150,848
Japanese Yen (JPY)                      Buy            771,000  JPY            5/23/12   9,319,445            --       274,673
Mexican Nuevo Peso (MXN)               Sell            757,400  MXN    5/3/12-12/20/12  58,254,996           173       324,873
New Turkish Lira (TRY)                  Buy              8,632  TRY     4/3/12-4/25/12   4,818,843       310,262           125
New Turkish Lira (TRY)                 Sell              3,810  TRY            4/25/12   2,125,409            --        21,889
Polish Zloty (PLZ)                      Buy             18,740  PLZ            4/10/12   6,021,595       162,509            --
Polish Zloty (PLZ)                     Sell              9,740  PLZ    4/10/12-5/23/12   3,127,031            --        10,538
South African Rand (ZAR)                Buy                 54  ZAR            4/17/12       7,022            63            --
South African Rand (ZAR)               Sell                240  ZAR            4/17/12      31,209            --           281
                                                                                                    --------------------------
                                                                                                         536,939     1,098,005
------------------------------------------------------------------------------------------------------------------------------
HSBC:
Indonesia Rupiah (IDR)                  Buy         16,399,000  IDR             5/9/12   1,786,376            --        33,713
New Turkish Lira (TRY)                  Buy              3,240  TRY            7/17/13   1,658,143            --         5,529
New Turkish Lira (TRY)                 Sell             91,370  TRY            11/7/12  48,967,570        50,670            --
                                                                                                    --------------------------
                                                                                                          50,670        39,242
------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE:
Australian Dollar (AUD)                 Buy                292  AUD            4/17/12     301,888            --        10,197
Australian Dollar (AUD)                Sell                120  AUD            4/17/12     124,064         2,806            --
Canadian Dollar (CAD)                   Buy                 67  CAD     4/2/12-4/17/12      67,238            35           374
Canadian Dollar (CAD)                  Sell                160  CAD            4/17/12     160,355            --           346
Colombian Peso (COP)                    Buy            939,000  COP            4/17/12     524,164         1,931         1,021
Czech Koruna (CZK)                      Buy              7,150  CZK            4/17/12     384,679         4,010            --
Egyptian Pounds (EGP)                  Sell             17,580  EGP            4/17/12   2,885,427            --        72,627
Euro (EUR)                             Sell             21,129  EUR     4/2/12-7/23/12  28,184,757            --       673,282
Hungarian Forint (HUF)                 Sell            210,000  HUF           10/24/12     926,456        23,857            --
Indonesia Rupiah (IDR)                  Buy         26,137,000  IDR             5/9/12   2,847,156            --        55,209
Malaysian Ringgit (MYR)                 Buy                400  MYR            4/17/12     130,409            --         1,110
Mexican Nuevo Peso (MXN)                Buy              1,610  MXN            4/17/12     125,635           668            --
New Taiwan Dollar (TWD)                 Buy              1,260  TWD            4/17/12      42,694            26            --
Norwegian Krone (NOK)                   Buy                 10  NOK            4/17/12       1,755             1            --
Singapore Dollar (SGD)                  Buy                280  SGD            4/17/12     222,747            --         2,366
South African Rand (ZAR)                Buy            133,580  ZAR            5/10/12  17,311,373            --        26,096
South Korean Won (KRW)                  Buy             73,200  KRW            4/17/12      64,519            39            22
                                                                                                    --------------------------
                                                                                                          33,373       842,650
------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY & CO., INC.
Japanese Yen (JPY)                      Buy            499,000  JPY            4/19/12   6,029,823        44,241            --
------------------------------------------------------------------------------------------------------------------------------
NOMURA SECURITIES:
Canadian Dollar (CAD)                  Sell                146  CAD            4/17/12     146,324           241           274
Euro (EUR)                             Sell              8,865  EUR            4/23/12  11,824,399            --       163,466
Japanese Yen (JPY)                      Buy             15,000  JPY            4/17/12     181,254            --         3,044
Norwegian Krone (NOK)                   Buy             60,000  NOK            5/10/12  10,519,632       142,241            --
Swedish Krona (SEK)                    Sell              4,460  SEK            4/17/12     673,673            --        18,333

44 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited

                                               Contract Amount            Expiration                 Unrealized    Unrealized
Counterparty/Contract Description  Buy/Sell        (000's)                   Dates        Value     Appreciation  Depreciation
------------------------------------------------------------------------------------------------------------------------------
Swiss Franc (CHF)                       Buy                435  CHF            5/10/12     482,124            --         4,284
                                                                                                    --------------------------
                                                                                                         142,482       189,401
------------------------------------------------------------------------------------------------------------------------------
RBS GREENWICH CAPITAL:
New Zealand Dollar (NZD)                Buy                230  NZD            4/17/12     188,109            --         3,714
New Zealand Dollar (NZD)               Sell                269  NZD            4/17/12     220,005            27         1,678
Swiss Franc (CHF)                       Buy              2,115  CHF    4/19/12-4/26/12   2,343,606        53,706            --
Swiss Franc (CHF)                      Sell              1,185  CHF            4/26/12   1,313,132            --        32,047
                                                                                                    --------------------------
                                                                                                          53,733        37,439
------------------------------------------------------------------------------------------------------------------------------
STANDARD CHARTERED BANK
Malaysian Ringgit (MYR)                 Buy             21,310  MYR            5/10/12   6,936,253            --       129,396
------------------------------------------------------------------------------------------------------------------------------
STATE STREET:
Australian Dollar (AUD)                 Buy                100  AUD            4/17/12     103,386            --         1,110
Australian Dollar (AUD)                Sell                300  AUD            4/17/12     310,159         4,440            --
New Turkish Lira (TRY)                  Buy                600  TRY            4/17/12     335,329         5,723            --
South African Rand (ZAR)                Buy              2,220  ZAR            4/17/12     288,685            52         1,925
South African Rand (ZAR)               Sell                 14  ZAR            4/17/12       1,821             2            --
                                                                                                    --------------------------
                                                                                                          10,217         3,035
------------------------------------------------------------------------------------------------------------------------------
UBS INVESTMENT BANK:
Indonesia Rupiah (IDR)                  Buy         44,383,000  IDR      4/9/12-7/9/12   4,825,312         2,235        49,701
Polish Zloty (PLZ)                      Buy             55,280  PLZ            5/10/12  17,703,353       385,600            --
                                                                                                    --------------------------
                                                                                                         387,835        49,701
------------------------------------------------------------------------------------------------------------------------------
WESTPAC:
Australian Dollar (AUD)                 Buy                438  AUD            4/17/12     452,832            --         6,521
Australian Dollar (AUD)                Sell                636  AUD            4/17/12     657,537        11,985            --
Canadian Dollar (CAD)                   Buy                473  CAD            4/17/12     474,050         1,315         1,418
Canadian Dollar (CAD)                  Sell                490  CAD            4/17/12     491,088            --         2,957
Japanese Yen (JPY)                      Buy             13,000  JPY            4/17/12     157,087            --         1,155
New Zealand Dollar (NZD)                Buy                353  NZD            4/17/12     288,706         1,440            33
New Zealand Dollar (NZD)               Sell                500  NZD            4/17/12     408,932         3,646         1,079
                                                                                                    --------------------------
                                                                                                          18,386        13,163
                                                                                                    --------------------------
Total unrealized appreciation and depreciation                                                        $4,281,201    $6,009,702
                                                                                                    ==========================

FUTURES CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                                                                                                 UNREALIZED
                                                                  NUMBER OF      EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION                                   BUY/SELL   CONTRACTS         DATE           VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Euro-Bundesobligation                                      Sell          10          6/7/12      $1,655,263    $        1,588
Euro-Bundesobligation                                      Sell          12          6/7/12       2,216,461            (7,359)
Financial Times Stock Exchange 100 Index (The)             Sell          14         6/15/12       1,282,997            41,335
NIKKEI 225 Index                                           Sell          28          6/7/12       3,413,314          (205,555)
SPI 200 Index                                              Sell          14         6/21/12       1,575,270           (19,729)
Standard & Poor's 500 E-Mini Index                          Buy         432         6/15/12      30,309,120           271,128
Standard & Poor's 500 E-Mini Index                         Sell         480         6/15/12      33,676,800          (303,432)
Standard & Poor's/Toronto Stock Exchange 60 Index          Sell           6         6/14/12         847,802             4,065
U.S. Long Bonds                                             Buy         408         6/20/12      56,202,000        (1,263,315)
U.S. Long Bonds                                            Sell         125         6/20/12      17,218,750           377,441
U.S. Treasury Nts., 2 yr.                                  Sell         314         6/29/12      69,124,157            26,924
U.S. Treasury Nts., 5 yr.                                   Buy          48         6/29/12       5,881,875           (40,169)
U.S. Treasury Nts., 5 yr.                                  Sell         105         6/29/12      12,866,602            53,684

45 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited

                                                                                                                 UNREALIZED
                                                                  NUMBER OF      EXPIRATION                     APPRECIATION
CONTRACT DESCRIPTION                                   BUY/SELL   CONTRACTS         DATE           VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 10 yr.                                  Buy       1,282         6/20/12     165,998,969        (1,935,628)
U.S. Treasury Nts., 10 yr.                                 Sell         328         6/20/12      42,470,875           379,443
U.S. Treasury Ultra Bonds                                   Buy         197         6/20/12      29,740,844        (1,251,847)
                                                                                                             ----------------
                                                                                                             $     (3,871,426)
                                                                                                             ================

WRITTEN OPTIONS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                                                                                                    UNREALIZED
                                                NUMBER OF      EXERCISE      EXPIRATION     PREMIUMS               APPRECIATION/
DESCRIPTION                            TYPE     CONTRACTS       PRICE           DATE        RECEIVED     VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Euro (EUR) FX Futures, 5/21/12         Call           399  $        1.400         5/7/12   $  44,261   $(29,925)  $       14,336
Euro (EUR) FX Futures, 6/18/12         Call           200           1.375         5/7/12      72,186    (62,500)           9,686
Euro (EUR) FX Futures, 6/18/12         Call           100           1.370         5/7/12      36,067    (40,000)          (3,933)
Euro (EUR) FX Futures, 6/18/12         Call            50           1.400        6/11/12      17,399    (18,750)          (1,351)
Euro (EUR) FX Futures, 6/18/12         Call            26           1.365         4/9/12       8,965       (488)           8,477
Euro (EUR) FX Futures, 6/18/12         Call            25           1.420        6/11/12      21,200     (4,688)          16,512
Euro (EUR) FX Futures, 6/18/12          Put           442           1.250         4/9/12      43,567     (2,763)          40,804
Euro (EUR) FX Futures, 6/18/12          Put           381           1.260         4/9/12      70,883     (2,381)          68,502
Euro (EUR) FX Futures, 6/18/12          Put           298           1.255         4/9/12      51,682     (1,863)          49,819
Euro (EUR) FX Futures, 6/18/12          Put           200           1.220         5/7/12      25,846     (3,750)          22,096
Euro (EUR) FX Futures, 6/18/12          Put           200           1.250         5/7/12      47,186    (12,500)          34,686
Euro (EUR) FX Futures, 6/18/12          Put           200           1.260         5/7/12      34,686    (22,500)          12,186
Euro (EUR) FX Futures, 6/18/12          Put           199           1.200         5/7/12      41,975     (1,244)          40,731
Euro (EUR) FX Futures, 6/18/12          Put           197           1.150        6/11/12     150,557     (3,694)         146,863
Euro (EUR) FX Futures, 6/18/12          Put           150           1.200        6/11/12      49,697    (13,125)          36,572
Euro (EUR) FX Futures, 6/18/12          Put           135           1.300         4/9/12       7,284     (3,375)           3,909
Euro (EUR) FX Futures, 6/18/12          Put            66           1.275         4/9/12       4,851       (413)           4,438
Euro (EUR) FX Futures, 6/18/12          Put            30           1.295         4/9/12         688       (375)             313
Euro (EUR) FX Futures, 6/18/12          Put             3           1.265         4/9/12       1,083        (19)           1,064
Euro (EUR) FX Futures, 6/18/12          Put             2           1.220        6/11/12         372       (325)              47
Japanese Yen (JPY)                     Call   677,000,000  1USD per 82JPY         4/5/12      46,399    (46,395)               4
Japanese Yen (JPY)                     Call   207,905,000  1USD per 82JPY        9/20/12      53,624    (68,536)         (14,912)
Japanese Yen (JPY)                      Put   677,000,000  1USD per 82JPY         4/5/12      46,399    (46,395)               4
Japanese Yen (JPY)                      Put   204,000,000  1USD per 90JPY        3/29/13      38,647    (41,385)          (2,738)
Japanese Yen (JPY) Futures, 6/18/12    Call            53         131.000         4/6/12       5,259       (331)           4,928
Japanese Yen (JPY) Futures, 6/18/12    Call            50         136.000        6/11/12       2,422     (2,188)             234
Japanese Yen (JPY) Futures, 6/18/12    Call            50         138.000        6/11/12       7,609     (1,250)           6,359
Japanese Yen (JPY) Futures, 6/18/12    Call            40         124.000         4/9/12       5,550     (3,000)           2,550
Japanese Yen (JPY) Futures, 6/18/12    Call            40         141.000        6/11/12       5,937       (500)           5,437
Japanese Yen (JPY) Futures, 6/18/12    Call            39         136.500         4/6/12       6,496       (244)           6,252
U.S. Long Bonds Futures, 6/20/12        Put           186         136.000         4/9/12      25,816    (55,219)         (29,403)
U.S. Treasury Nts., 10 yr. Futures,
6/20/12                                 Put           980         127.000        4/23/12     312,782   (137,813)         174,969
U.S. Treasury Nts., 10 yr. Futures,
6/20/12                                 Put           404         126.000        4/23/12      20,504    (31,563)         (11,059)
U.S. Treasury Nts., 10 yr. Futures,
6/20/12                                 Put           380         124.500        4/23/12      38,866    (11,875)          26,991
U.S. Treasury Nts., 10 yr. Futures,
6/20/12                                 Put           242         125.000        4/23/12      11,010    (11,344)            (334)
U.S. Treasury Nts., 10 yr. Futures,
6/20/12                                 Put           227         128.000         4/9/12      10,791    (21,281)         (10,490)
U.S. Treasury Nts., 10 yr. Futures,
6/20/12                                 Put           966         124.500        5/29/12     164,698   (135,844)          28,854
U.S. Treasury Nts., 10 yr. Futures,
6/20/12                                 Put           223         125.500        5/29/12      38,020    (45,297)          (7,277)
                                                                                          --------------------------------------
                                                                                          $1,571,264  $(885,138)     $   686,126
                                                                                          ======================================

46 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                                              PAY/                           UPFRONT
                                      BUY/SELL    NOTIONAL  RECEIVE                          PAYMENT                  UNREALIZED
REFERENCE ENTITY/                      CREDIT      AMOUNT    FIXED         TERMINATION      RECEIVED/                APPRECIATION
SWAP COUNTERPARTY                   PROTECTION     (000'S)    RATE            DATE            (PAID)        VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
 ALCOA, INC.
 Goldman Sachs International                Buy    $4,500       1.0%           3/20/17    $  (529,060)    $358,124  $     (170,936)
                                                 --------                               ------------------------------------------
                                          Total     4,500                                    (529,060)     358,124        (170,936)
----------------------------------------------------------------------------------------------------------------------------------
 BARRICK GOLD CORP.
 Barclays Bank plc                          Buy     4,740       1.0            3/20/17        (30,692)      47,116          16,424
                                                 --------                               ------------------------------------------
                                          Total     4,740                                     (30,692)      47,116          16,424
----------------------------------------------------------------------------------------------------------------------------------
 BRAZIL (FEDERATIVE REPUBLIC OF)
 Deutsche Bank AG                          Sell     3,800       1.0            6/20/17         33,856      (45,075)        (11,219)
                                                 --------                               ------------------------------------------
                                          Total     3,800                                      33,856      (45,075)        (11,219)
----------------------------------------------------------------------------------------------------------------------------------
 CARNIVAL CORP.
 Credit Suisse International                Buy     4,740       1.0            3/20/17       (153,375)     103,699         (49,676)
                                                 --------                               ------------------------------------------
                                          Total     4,740                                    (153,375)     103,699         (49,676)
----------------------------------------------------------------------------------------------------------------------------------
 CDX EMERGING MARKET INDEX, SERIES 17
 Deutsche Bank AG                           Buy     5,920       5.0            6/20/17        771,244     (726,225)         45,019
                                                 --------                               ------------------------------------------
                                          Total     5,920                                     771,244     (726,225)         45,019
----------------------------------------------------------------------------------------------------------------------------------
 EXPEDIA, INC.
 Citibank NA                               Sell     4,740       1.0            3/20/17        246,533     (248,714)         (2,181)
                                                 --------                               ------------------------------------------
                                          Total     4,740                                     246,533     (248,714)         (2,181)
----------------------------------------------------------------------------------------------------------------------------------
 GATX CORP.
 UBS AG                                    Sell     4,500       1.0            3/20/17        253,984     (130,839)        123,145
                                                 --------                               ------------------------------------------
                                          Total     4,500                                     253,984     (130,839)        123,145
----------------------------------------------------------------------------------------------------------------------------------
 HALLIBURTON CO.
 Credit Suisse International                Buy     4,500       1.0            3/20/17        (52,969)     (73,498)       (126,467)
                                                 --------                               ------------------------------------------
                                          Total     4,500                                     (52,969)     (73,498)       (126,467)
----------------------------------------------------------------------------------------------------------------------------------
 ISTANBUL BOND CO. SA FOR FINANSBANK AS
 Morgan Stanley Capital Services,
Inc.                                       Sell     3,100       1.3            3/24/13             --      (65,384)        (65,384)
                                                 --------                               ------------------------------------------
                                          Total     3,100                                          --      (65,384)        (65,384)
----------------------------------------------------------------------------------------------------------------------------------
 MACY'S, INC.
 Credit Suisse International               Sell     4,650       1.0            3/20/17          5,421       (7,040)         (1,619)
                                                 --------                               ------------------------------------------
                                          Total     4,650                                       5,421       (7,040)         (1,619)
----------------------------------------------------------------------------------------------------------------------------------
 NABORS INDUSTRIES, INC.
 Credit Suisse International                Buy     4,650       1.0            3/20/17       (118,284)      70,021         (48,263)
                                                 --------                               ------------------------------------------
                                          Total     4,650                                    (118,284)      70,021         (48,263)
----------------------------------------------------------------------------------------------------------------------------------
 PERU (REPUBLIC OF)
 Deutsche Bank AG                           Buy    10,000       1.0            6/20/17        (79,220)     120,076          40,856
                                                 --------                               ------------------------------------------
                                          Total    10,000                                     (79,220)     120,076          40,856
----------------------------------------------------------------------------------------------------------------------------------
 RUSSIAN FEDERATION
 Goldman Sachs International                Buy    14,700       1.0            6/20/17       (554,039)     609,703          55,664
                                                 --------                               ------------------------------------------
                                          Total    14,700                                    (554,039)     609,703          55,664
----------------------------------------------------------------------------------------------------------------------------------
 SLM CORP.
 Bank of America NA                        Sell     4,500       5.0            3/20/17        157,710      175,054         332,764
                                                 --------                               ------------------------------------------
                                          Total     4,500                                     157,710      175,054         332,764
----------------------------------------------------------------------------------------------------------------------------------

47 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                              PAY/                          UPFRONT
                                      BUY/SELL    NOTIONAL  RECEIVE                         PAYMENT                   UNREALIZED
REFERENCE ENTITY/                     CREDIT       AMOUNT    FIXED         TERMINATION     RECEIVED/                 APPRECIATION
SWAP COUNTERPARTY                   PROTECTION     (000'S)    RATE             DATE          (PAID)        VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
 THE GAP, INC.
 Bank of America NA                        Sell     4,740       1.0            3/20/17        244,471    (247,779)          (3,308)
                                                 ---------                                ----------------------------------------
                                          Total     4,740                                     244,471    (247,779)          (3,308)
----------------------------------------------------------------------------------------------------------------------------------
 TURKEY (REPUBLIC OF)
 Goldman Sachs International               Sell    14,700       1.0            6/20/17        821,454    (915,844)         (94,390)
                                                 ---------                                ----------------------------------------
                                          Total    14,700                                     821,454    (915,844)         (94,390)
                                                                                          ----------------------------------------
                                                                      Grand Total Buys       (746,395)    509,016         (237,379)
                                                                     Grand Total Sells      1,763,429  (1,485,621)         277,808
                                                                                          ----------------------------------------
                                                            Total Credit Default Swaps     $1,017,034   $(976,605)        $ 40,429
                                                                                          ========================================

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                           Total Maximum Potential
Type of Reference Asset on which the Fund Sold           Payments for Selling Credit                            Reference Asset
Protection                                                Protection (Undiscounted)       Amount Recoverable*   Rating Range **
-------------------------------------------------------------------------------------------------------------------------------
Investment Grade Single Name Corporate Debt                              $21,490,000     $                 --       BBB to BBB-
Non-Investment Grade Single Name Corporate Debt                            4,740,000                       --               BB+
Investment Grade Sovereign Debt                                            3,800,000                       --               BBB
Non-Investment Grade Sovereign Debt                                       14,700,000                       --                BB
                                                         ----------------------------------------------------
Total                                                                    $44,730,000     $                 --
                                                         ====================================================

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                      NOTIONAL
INTEREST RATE/                         AMOUNT                   PAID BY              RECEIVED BY        TERMINATION
SWAP COUNTERPARTY                      (000'S)                 THE FUND                THE FUND            DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
BZDI:
Bank of America NA                   $    8,380    BRR                 BZDI                 9.565%           1/2/14    $    7,485
Citibank NA                               8,380    BRR                 BZDI                 9.490            1/2/14         4,608
Goldman Sachs Group, Inc. (The)          10,600    BRR                 BZDI                11.390            1/5/15       176,868
Goldman Sachs Group, Inc. (The)           9,300    BRR                 BZDI                10.380            1/2/17        (6,179)
Goldman Sachs Group, Inc. (The)          25,985    BRR                 BZDI                 9.490            1/2/14         9,164
Goldman Sachs Group, Inc. (The)           8,380    BRR                 BZDI                 9.480            1/2/14         1,828
                                   -------------                                                                     ------------
Total                                    71,025    BRR                                                                    193,774
---------------------------------------------------------------------------------------------------------------------------------
MXN TIIE BANXICO:
Credit Suisse International              13,300    MXN     MXN TIIE BANXICO                 7.010           7/24/31       (77,546)
Merrill Lynch & Co., Inc.                 7,270    MXN     MXN TIIE BANXICO                 6.990           7/24/31       (43,591)
                                   -------------                                                                     ------------
Total                                    20,570    MXN                                                                   (121,137)
---------------------------------------------------------------------------------------------------------------------------------
Six-Month AUD BBR BBSW:
                                                                                    Six-Month AUD
Barclays Bank plc                         2,800    AUD                4.533%             BBR BBSW           9/14/17         9,773
                                                                                    Six-Month AUD
Westpac Banking Corp.                     5,455    AUD                4.990              BBR BBSW           11/3/21      (109,475)
                                   -------------                                                                     ------------
Total where Fund pays a fixed
rate                                      8,255    AUD                                                                    (99,702)
                                   -------------                                                                     ------------
Barclays Bank plc                         6,575    AUD      Three-Month AUD                 4.140           9/14/14
                                                                   BBR BBSW                                                20,827
                                   -------------                                                                     ------------
Total where Fund pays a variable
rate                                      6,575    AUD                                                                     20,827
                                   -------------                                                                     ------------
Total                                    14,830    AUD                                                                    (78,875)
---------------------------------------------------------------------------------------------------------------------------------

48 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited

                                      NOTIONAL
INTEREST RATE/                         AMOUNT                   PAID BY              RECEIVED BY        TERMINATION
SWAP COUNTERPARTY                      (000'S)                 THE FUND                THE FUND            DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
SIX-MONTH EUR EURIBOR:
                                                              Six-Month EUR
Bank of America Merrill Lynch               760    EUR              EURIBOR                 2.218            1/4/21         2,934
                                                              Six-Month EUR
Bank of America NA                          760    EUR              EURIBOR                 2.166            1/4/21            --
                                                              Six-Month EUR
Royal Bank of Scotland plc (The)          2,255    EUR              EURIBOR                 1.475            1/4/17        (9,192)
                                   -------------                                                                     ------------
Total                                     3,775    EUR                                                                     (6,258)
---------------------------------------------------------------------------------------------------------------------------------
THREE-MONTH CAD BA CDOR:
                                                            Three-Month CAD
Bank of America Merrill Lynch             1,860    CAD              BA CDOR                 1.861           3/28/17           966
                                                            Three-Month CAD
JPMorgan Chase Bank NA                    2,010    CAD              BA CDOR                 2.390            3/6/22       (25,395)
                                   -------------                                                                     ------------
Total                                     3,870    CAD                                                                    (24,429)
---------------------------------------------------------------------------------------------------------------------------------
THREE-MONTH NZD BBR FRA
                                                            Three-Month NZD
Deutsche Bank AG                          7,015    NZD              BBR FRA                 4.050            2/2/22      (163,345)
---------------------------------------------------------------------------------------------------------------------------------
THREE-MONTH SEK STIBOR SIDE
                                                                                      Three-Month
Goldman Sachs Group, Inc. (The)          39,350    SEK                2.440       SEK STIBOR SIDE           11/3/21        55,243
---------------------------------------------------------------------------------------------------------------------------------
THREE-MONTH USD BBA LIBOR:
                                                                                      Three-Month
JPMorgan Chase Bank NA                    1,990                       2.040         USD BBA LIBOR            3/8/22        40,923
                                                            Three-Month USD
Barclays Bank plc                         5,870                   BBA LIBOR                 2.358           11/2/21       118,178
                                   -------------                                                                     ------------
Total                                     7,860                                                                           159,101
---------------------------------------------------------------------------------------------------------------------------------
THREE-MONTH ZAR JIBAR SAFEX:
                                                            Three-Month ZAR
Barclays Bank plc                        13,300    ZAR          JIBAR SAFEX                 7.480           8/17/21        (9,057)
                                                            Three-Month ZAR
Goldman Sachs Group, Inc. (The)          13,500    ZAR          JIBAR SAFEX                 7.480           8/17/21        (9,193)
                                                            Three-Month ZAR
HSBC Bank USA NA                         13,300    ZAR          JIBAR SAFEX                 7.470           8/17/21       (10,256)
                                   -------------                                                                     ------------
Total                                    40,100    ZAR                                                                    (28,506)
                                                                                                                     ------------
                                                                                          Total Interest Rate Swaps    $  (14,432)
                                                                                                                     ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                         Australian Dollar
BRR                         Brazilian Real
CAD                         Canadian Dollar
EUR                         Euro
MXN                         Mexican Nuevo Peso
NZD                         New Zealand Dollar
SEK                         Swedish Krona
ZAR                         South African Rand

Abbreviations/Definitions are as follows:

BA CDOR                     Canada Bankers Acceptances Deposit Offering Rate
BANXICO                     Banco de Mexico

49 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

BBA LIBOR                   British Bankers' Association London-Interbank
                            Offered Rate
BBR BBSW                    Bank Bill Swap Reference Rate (Australian Financial
                            Market)
BBR FRA                     Bank Bill Rate Forward Rate Agreement
BZDI                        Brazil Interbank Deposit Rate
EURIBOR                     Euro Interbank Offered Rate
JIBAR                       South Africa Johannesburg Interbank
                            Agreed Rate
SAFEX                       South African Futures Exchange
STIBOR SIDE                 Stockholm Interbank Offered Rate
TIIE                        Interbank Equilibrium Interest Rate

TOTAL RETURN SWAP CONTRACTS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                     NOTIONAL
REFERENCE ENTITY/                     AMOUNT                PAID BY               RECEIVED BY         TERMINATION
SWAP COUNTERPARTY                    (000'S)               THE FUND                THE FUND              DATE           VALUE
-------------------------------------------------------------------------------------------------------------------------------
AMEX MATERIALS SELECT SECTOR
                                                        One-Month USD BBA
                                                      LIBOR plus 12 basis
                                                            points and if
                                                            negative, the          If positive,
                                                        absolute value of      the Total Return
                                                      the Total Return of           of the AMEX
                                                       the AMEX Materials      Materials Select
UBS AG                             $  1,942           Select Sector Index          Sector Index            2/6/13     $ (19,797)
-------------------------------------------------------------------------------------------------------------------------------
CUSTOM BASKET OF SECURITIES:
                                                        One-Month JPY BBA
                                                      LIBOR plus 53 basis
                                                            points and if
                                                            negative, the          If positive,
                                                        absolute value of      the Total Return
                                                      the Total Return of           of a Custom
                                                       a Custom Basket of             Basket of
Citibank NA                         321,893  JPY               Securities            Securities           4/16/12        87,213
                                                         One-Month CAD BA
                                                       CDOR plus 30 basis
                                                            points and if
                                                            negative, the          If positive,
                                                        absolute value of      the Total Return
                                                      the Total Return of           of a Custom
                                                       a Custom Basket of             Basket of
Citibank NA                           3,109  CAD               Securities            Securities            3/6/13        25,178
                                                        One-Month AUD BBA
                                                      LIBOR plus 50 basis
                                                            points and if
                                                            negative, the          If positive,
                                                        absolute value of      the Total Return
                                                      the Total Return of           of a Custom
                                                       a Custom Basket of             Basket of
Citibank NA                           2,941  AUD               Securities            Securities            3/8/13       141,851
                                                        One-Month USD BBA
                                                      LIBOR plus 18 basis
                                                            points and if
                                                            negative, the          If positive,
                                                        absolute value of      the Total Return
                                                      the Total Return of           of a Custom
                                                       a Custom Basket of             Basket of
Goldman Sachs Group, Inc. (The)      23,616                    Securities            Securities            3/7/13       799,190
                                                        One-Month GBP BBA
                                                      LIBOR plus 50 basis
                                                            points and if
                                                            negative, the          If positive,
                                                        absolute value of      the Total Return
                                                      the Total Return of           of a Custom
                                                       a Custom Basket of             Basket of
Morgan Stanley                          989  GBP               Securities            Securities           1/10/13         6,462
                                                                                                                   ------------
                                                                                           Reference Entity Total     1,059,894
-------------------------------------------------------------------------------------------------------------------------------

50 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited

                                     NOTIONAL
REFERENCE ENTITY/                     AMOUNT                PAID BY               RECEIVED BY         TERMINATION
SWAP COUNTERPARTY                    (000'S)               THE FUND                THE FUND              DATE           VALUE
-------------------------------------------------------------------------------------------------------------------------------
ENERGY SELECT SECTOR INDEX
                                                        One-Month USD BBA
                                                      LIBOR plus 12 basis
                                                            points and if
                                                            negative, the          If positive,
                                                        absolute value of      the Total Return
                                                      the Total Return of         of the Energy
                                                        the Energy Select         Select Sector
UBS AG                                1,954                  Sector Index                 Index            2/6/13       (99,816)
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SELECT SECTOR INDEX
                                                        One-Month USD BBA
                                                       LIBOR plus 5 basis
                                                            points and if
                                                            negative, the          If positive,
                                                        absolute value of      the Total Return
                                                      the Total Return of      of the Financial
                                                     the Financial Select         Select Sector
UBS AG                                1,967                  Sector Index                 Index            3/7/13       123,247
                                                                                                                   ------------
                                                                                      Total of Total Return Swaps
                                                                                                                   $  1,063,528
                                                                                                                   ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                       Australian Dollar
CAD                       Canadian Dollar
GBP                       British Pounds Sterling
JPY                       Japanese Yen

Abbreviations are as follows:

AMEX                      American Stock Exchange
BA CDOR                   Canada Bankers Acceptances Deposit offering Rate
                          British Bankers' Association London-Interbank
BBA LIBOR                 Offered Rate

VOLATILITY SWAPS AS OF MARCH 30, 2012 ARE AS FOLLOWS:

                                   NOTIONAL
REFERENCE ENTITY/                   AMOUNT                  PAID BY                RECEIVED BY        TERMINATION
SWAP COUNTERPARTY                  (000'S)                 THE FUND                 THE FUND              DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
AUD/CAD Spot Exchange Rate
                                                           The Historic
                                                      Volatility of the
                                                       mid AUD/CAD spot
                                                          exchange rate
                                                      during the period
Goldman Sachs Group, Inc. (The)          32  AUD       3/7/12 to 4/4/12                    7.450%          4/10/12      $ 20,934
--------------------------------------------------------------------------------------------------------------------------------
EUR/NZD Spot Exchange Rate
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid EUR/NZD spot
                                                                                   exchange rate
                                                                               during the period
Bank of America NA                       26  EUR                  9.900  %      3/5/12 to 4/4/12           4/10/12        18,276
--------------------------------------------------------------------------------------------------------------------------------

51 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited


                                   NOTIONAL
REFERENCE ENTITY/                   AMOUNT                     PAID BY            RECEIVED BY         TERMINATION
SWAP COUNTERPARTY                  (000'S)                     THE FUND             THE FUND              DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NZD/CAD SPOT EXCHANGE RATE
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid NZD/CAD spot
                                                                                   exchange rate
                                                                               during the period
Bank of America NA                       81  NZD                  9.400       3/19/12 to 4/19/12           4/21/12       (82,391)
--------------------------------------------------------------------------------------------------------------------------------
NZD/JPY SPOT EXCHANGE RATE
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid NZD/JPY spot
                                                                                   exchange rate
                                                                               during the period
Credit Suisse International              42  NZD                 14.600         3/6/12 to 4/4/12           4/10/12       (19,366)
--------------------------------------------------------------------------------------------------------------------------------
USD/NOK SPOT EXCHANGE RATE:
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid USD/NOK spot
                                                                                   exchange rate
                                                                               during the period
Bank of America NA                       55                      13.200       3/14/12 to 4/12/12           4/16/12      (168,044)
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid USD/NOK spot
                                                                                   exchange rate
                                                                               during the period
Credit Suisse International              55                      12.150       3/13/12 to 4/12/12           4/16/12        31,975
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid USD/NOK spot
                                                                                   exchange rate
                                                                               during the period
Deutsche Bank AG                         34                      11.450        3/9/12 to 4/11/12           4/13/12        28,643
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid USD/NOK spot
                                                                                   exchange rate
                                                                               during the period
Goldman Sachs Group, Inc. (The)          55                      12.100       3/12/12 to 4/12/12           4/16/12        21,899
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid USD/NOK spot
                                                                                   exchange rate
                                                                               during the period
Goldman Sachs Group, Inc. (The)          55                      12.900       3/15/12 to 4/17/12           4/19/12      (141,884)
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid USD/NOK spot
                                                                                   exchange rate
                                                                               during the period
Royal Bank of Scotland plc (The)         55                      12.400       3/16/12 to 4/18/12           4/20/12      (119,600)
                                                                                                                    ------------
                                                                                            Reference Entity Total      (347,011)
--------------------------------------------------------------------------------------------------------------------------------
USD/SEK SPOT EXCHANGE RATE
                                                                                    The Historic
                                                                               Volatility of the
                                                                                mid USD/SEK spot
                                                                                   exchange rate
                                                                               during the period
Goldman Sachs Group, Inc. (The)          34                      11.500        3/8/12 to 4/10/12           4/12/12       (24,054)
                                                                                                                    ------------
                                                                                            Total Volatility Swaps   $  (433,612)
                                                                                                                    ------------

52 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                           Australian Dollar
EUR                           Euro
NZD                           New Zealand Dollar

Abbreviations are as follows:

CAD                           Canadian Dollar
JPY                           Japanese Yen
NOK                           Norwegian Krone
SEK                           Swedish Krona

Swap Summary as of March 30, 2012 is as follows:

                                                                                     NOTIONAL
                                        SWAP TYPE FROM                                AMOUNT
SWAP COUNTERPARTY                       FUND PERSPECTIVE                              (000'S)                  VALUE
---------------------------------------------------------------------------------------------------------------------------
Bank of America Merrill Lynch:
                                        Interest Rate                                    1,860  CAD    $                966
                                        Interest Rate                                      760  EUR                   2,934
                                                                                                       --------------------
                                                                                                                      3,900
---------------------------------------------------------------------------------------------------------------------------
Bank of America NA:
                                        Credit Default Sell Protection                   9,240                      (72,725)
                                        Interest Rate                                    8,380  BRR                   7,485
                                        Interest Rate                                      760  EUR                      --
                                        Volatility                                          26  EUR                  18,276
                                        Volatility                                          81  NZD                 (82,391)
                                        Volatility                                          55                     (168,044)
                                                                                                       --------------------
                                                                                                                   (297,399)
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                        Credit Default Buy Protection                    4,740                       47,116
                                        Interest Rate                                    9,375  AUD                  30,600
                                        Interest Rate                                    5,870                      118,178
                                        Interest Rate                                   13,300  ZAR                  (9,057)
                                                                                                       --------------------
                                                                                                                    186,837
---------------------------------------------------------------------------------------------------------------------------
Citibank NA:
                                        Credit Default Sell Protection                   4,740                     (248,714)
                                        Interest Rate                                    8,380  BRR                   4,608
                                        Total Return                                     2,941  AUD                 141,851
                                        Total Return                                     3,109  CAD                  25,178
                                        Total Return                                   321,893  JPY                  87,213
                                                                                                       --------------------
                                                                                                                     10,136
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                                        Credit Default Buy Protection                   13,890                      100,222
                                        Credit Default Sell Protection                   4,650                       (7,040)
                                        Interest Rate                                   13,300  MXN                 (77,546)
                                        Volatility                                          42  NZD                 (19,366)
                                        Volatility                                          55                       31,975
                                                                                                       --------------------
                                                                                                                     28,245
---------------------------------------------------------------------------------------------------------------------------

53 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)


                                                                                     NOTIONAL
                                        SWAP TYPE FROM                                AMOUNT
SWAP COUNTERPARTY                       FUND PERSPECTIVE                              (000'S)                  VALUE
---------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                        Credit Default Buy Protection                   15,920                     (606,149)
                                        Credit Default Sell Protection                   3,800                      (45,075)
                                        Interest Rate                                    7,015  NZD                (163,345)
                                        Volatility                                          34                       28,643
                                                                                                           ----------------
                                                                                                                   (785,926)
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
                                        Interest Rate                                   54,265  BRR                 181,681
                                        Interest Rate                                   39,350  SEK                  55,243
                                        Interest Rate                                   13,500  ZAR                  (9,193)
                                        Total Return                                    23,616                      799,190
                                        Volatility                                          32  AUD                  20,934
                                        Volatility                                         144                     (144,039)
                                                                                                           ----------------
                                                                                                                    903,816
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International:
                                        Credit Default Buy Protection                   19,200                      967,827
                                        Credit Default Sell Protection                  14,700                     (915,844)
                                                                                                           ----------------
                                                                                                                     51,983
---------------------------------------------------------------------------------------------------------------------------
HSBC Bank USA NA                        Interest Rate                                   13,300  ZAR                 (10,256)
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
                                        Interest Rate                                    2,010  CAD                 (25,395)
                                        Interest Rate                                    1,990                       40,923
                                                                                                           ----------------
                                                                                                                     15,528
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.               Interest Rate                                    7,270  MXN                 (43,591)
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                          Total Return                                       989  GBP                   6,462
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.   Credit Default Sell Protection                   3,100                      (65,384)
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc (The):
                                        Interest Rate                                    2,255  EUR                  (9,192)
                                        Volatility                                          55                     (119,600)
                                                                                                           ----------------
                                                                                                                   (128,792)
---------------------------------------------------------------------------------------------------------------------------
UBS AG:
                                        Credit Default Sell Protection                   4,500                     (130,839)
                                        Total Return                                     5,863                        3,634
                                                                                                           ----------------
                                                                                                                   (127,205)
---------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                   Interest Rate                                    5,455  AUD                (109,475)
                                                                                                           ----------------
                                                                                          Total Swaps      $       (361,121)
                                                                                                           ================

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD                                 Australian Dollar
BRR                                 Brazilian Real
CAD                                 Canadian Dollar
EUR                                 Euro
GBP                                 British Pound Sterling
JPY                                 Japanese Yen
MXN                                 Mexican Nuevo Peso
NZD                                 New Zealand Dollar
SEK                                 Swedish Krona
ZAR                                 South African Rand

54 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

As of March 30, 2012, the Fund had entered into the following written swaption contracts:

                                                                      NOTIONAL                                         UNREALIZED
REFERENCE ENTITY /           SWAPTION          UNDERLYING SWAP TYPE    AMOUNT      EXPIRATION    PREMIUM              APPRECIATION
SWAPTION COUNTERPARTY      DESCRIPTION         FROM FUND PERSPECTIVE   (000'S)        DATE       RECEIVED      VALUE (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Six-Month EUR EURIBOR:
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.65%;
                           Received:
                           Six-Month EUR
                           EURIBOR;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 12/1/42                   Fixed     14,900  EUR     11/30/12    $750,380   $(550,798) $   199,582
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.71%;
                           Received:
                           Six-Month EUR
                           EURIBOR;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 11/17/42                  Fixed     14,850  EUR     11/16/12     805,251    (603,971)     201,280
                                                                                               -----------------------------------
                                                                                                1,555,631  (1,154,769)     400,862
----------------------------------------------------------------------------------------------------------------------------------
Six-Month GBP BBA LIBOR
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 3.231%;
                           Received:
                           Six-Month GBP
                           BBA LIBOR;
                           Termination         Interest Rate Pay
JPMorgan Chase Bank NA     Date: 2/14/43                   Fixed        500  GBP      2/15/13      49,596     (39,506)      10,090
----------------------------------------------------------------------------------------------------------------------------------
Six-Month JPY BBA LIBOR
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 1.67%;
                           Received:
                           Six-Month JPY
                           BBA LIBOR;
                           Termination         Interest Rate Pay
UBS AG                     Date: 9/26/22                   Fixed    990,600  JPY      9/25/12      37,202     (14,098)      23,104
----------------------------------------------------------------------------------------------------------------------------------
Three-Month CAD BA CDOR:
                           Interest Rate
                           Swaption
                           (Euorpean);
                           Swap Terms:
                           Paid: 2.27%;
                           Received:
                           Three-Month
                           CAD BA CDOR;
                           Termination         Interest Rate Pay
Bank of America NA         Date: 8/27/22                   Fixed      9,945  CAD      8/28/12     112,485     (96,901)      15,584
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.30%;
                           Received:
                           Three-Month
                           CAD BA CDOR;
                           Termination         Interest Rate Pay
Bank of America NA         Date: 9/5/22                    Fixed      4,970  CAD       9/6/12      53,495     (54,912)     (1,417)

55 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                      Notional                                         Unrealized
Reference Entity /         Swaption            Underlying Swap Type    Amount      Expiration     Premium             Appreciation
Swaption Counterparty      Description         from Fund Perspective   (000's)        Date       Received      Value (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.53%;
                           Received:
                           Three-Month
                           CAD BA CDOR;
                           Termination         Interest Rate Pay
Bank of America NA         Date: 9/24/22                   Fixed      5,010  CAD      9/25/12      56,687    (102,058)    (45,371)
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.61%;
                           Received:
                           Three-Month
                           CAD BA CDOR;
                           Termination         Interest Rate Pay
Bank of America NA         Date: 9/21/22                   Fixed     10,000  CAD      9/24/12     113,883    (237,757)   (123,874)
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.665%;
                           Received:
                           Three-Month
                           CAD BA CDOR;
                           Termination         Interest Rate Pay
Bank of America NA         Date: 6/27/22                   Fixed     10,005  CAD      6/28/12     152,848    (220,174)    (67,326)
                                                                                               -----------------------------------
                                                                                                  489,398    (711,802)   (222,404)
----------------------------------------------------------------------------------------------------------------------------------
THREE-MONTH USD BBA LIBOR:
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.93%;
                           Received:
                           Three-Month
                           USD BBA LIBOR;
                           Termination         Interest Rate Pay
Bank of America NA         Date: 8/18/22                   Fixed     19,810           8/17/12     213,948    (147,306)      66,642
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.315%;
                           Received:
                           Three-Month
                           USD BBA LIBOR;
                           Termination         Interest Rate Pay
Bank of America NA         Date: 5/31/22                   Fixed     42,600           5/30/12   1,233,270    (530,595)     702,675
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.1625%;
                           Received:
                           Three-Month
                           USD BBA LIBOR;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 8/20/24                   Fixed     74,290           8/17/12   1,190,126    (577,444)     612,682

56 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                      Notional                                         Unrealized
Reference Entity /         Swaption            Underlying Swap Type    Amount      Expiration     Premium             Appreciation
Swaption Counterparty      Description         from Fund Perspective   (000's)        Date       Received      Value (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.89%;
                           Received:
                           Three-Month
                           USD BBA LIBOR;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 8/30/22                   Fixed     49,720           8/29/12     518,331    (365,479)      152,852
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.91%;
                           Received:
                           Three-Month
                           USD BBA LIBOR;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 8/17/22                   Fixed     24,750           8/16/12     262,350    (175,968)       86,382
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 2.92%;
                           Received:
                           Three-Month
                           USD BBA LIBOR;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 9/10/22                   Fixed     49,680            9/7/12     524,124    (410,919)      113,205
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid: 3%;
                           Received:
                           Three-Month
                           USD BBA LIBOR;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 8/24/22                   Fixed     19,845           8/23/12     210,357    (173,772)       36,585
                                                                                               ------------------------------------
                                                           Total where Fund pays a fixed rate   4,152,506  (2,381,483)    1,771,023
                                                                                               ------------------------------------
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid:
                           Three-Month
                           USD BBA LIBOR;
                           Received:
                           1.175%;
Bank of America NA         Termination         Interest Rate Pay
                           Date: 10/2/15                Floating      9,000           10/1/12      18,090     (19,079)         (989)
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid:
                           Three-Month
                           USD BBA LIBOR;
                           Received:
                           1.115%;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 10/2/15                Floating     29,425           10/1/12     106,666    (107,504)         (838)
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid:
                           Three-Month
                           USD BBA LIBOR;
                           Received:
                           2.25%;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 12/19/16               Floating     49,885          12/18/12     249,425    (229,658)       19,767

57 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                      Notional                                         Unrealized
Reference Entity /           Swaption          Underlying Swap Type     Amount     Expiration     Premium             Appreciation
Swaption Counterparty       Description        from Fund Perspective   (000's)        Date       Received    Value   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid:
                           Three-Month
                           USD BBA LIBOR;
                           Received:
                           2.35%;
Goldman Sachs Group,       Termination         Interest Rate Pay
Inc. (The)                 Date: 12/19/16               Floating     29,965          12/18/12     157,316    (123,149)        34,167
                           Interest Rate
                           Swaption
                           (European);
                           Swap Terms:
                           Paid:
                           Three-Month
                           USD BBA LIBOR;
                           Received: 3%;
                           Termination         Interest Rate Pay
JPMorgan Chase Bank NA     Date: 9/19/22                Floating     24,940           9/18/12     280,575    (208,518)        72,057
                                                                                               -------------------------------------
                                                        Total where Fund pays a floating rate     812,072    (687,908)       124,164
                                                                                               -------------------------------------
                                                                                        Total   4,964,578                  1,895,187
                                                                                                           (3,069,391)
                                                                                               -------------------------------------

                                                                      Total Written Swaptions  $7,096,405 $(4,989,566)   $ 2,106,839
                                                                                               -------------------------------------

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CAD              Canadian Dollar
EUR              Euro
GBP              British Pound Sterling
JPY              Japanese Yen

Abbreviations/Definitions are as follows:

BA CDOR          Canada Bankers Acceptances Deposit Offering Rate
BBA LIBOR        British Bankers' Association London-Interbank Offered Rate
EURIBOR          Euro Interbank Offered Rate

Notes to Statement of Investments

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are

58 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
                                     --------------------------------
Purchased securities                                     $100,859,031
Sold securities                                             2,841,968

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 30, 2012 is as follows:

Cost                                      $30,253,319
                                          -----------
Market Value                              $ 6,728,277
                                          -----------
Market Value as a % of Net Assets                0.29%
                                          -----------

INVESTMENT IN OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (CAYMAN) LTD. The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity related futures, options and swap contracts), exchange traded funds and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

59 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

SECURITIES VALUATION
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

60 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

                                           STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY
SECURITY TYPE                              PRICING VENDORS
------------------------------------------------------------------------------------------------
Corporate debt, government debt,            Reported trade data,
municipal, mortgage-backed and              broker-dealer price quotations,
asset-backed securities                     benchmark yields, issuer spreads on comparable
                                            securities, the credit quality, yield, maturity, and
                                            other appropriate factors.
------------------------------------------------------------------------------------------------
Loans                                       Information obtained from market
                                            participants regarding reported
                                            trade data and broker-dealer price
                                            quotations.
------------------------------------------------------------------------------------------------

61 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                           STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY
SECURITY TYPE                              PRICING VENDORS
------------------------------------------------------------------------------------------------
Structured securities                       Relevant market information such as
                                            the price of underlying financial
                                            instruments, stock market indices,
                                            foreign currencies, interest rate
                                            spreads, commodities, or the
                                            occurrence of other specific
                                            events.
------------------------------------------------------------------------------------------------
Swaps                                       Relevant market information,
                                            including underlying reference
                                            assets such as credit spreads,
                                            credit event probabilities, index
                                            values, individual security values,
                                            forward interest rates, variable
                                            interest rates, volatility
                                            measures, and forward currency
                                            rates.
------------------------------------------------------------------------------------------------
Event-linked bonds                           Information obtained from market
                                             participants regarding reported
                                             trade data and broker-dealer price
                                             quotations.
------------------------------------------------------------------------------------------------

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

62 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                  Level 2-            Level 3-
                                            Level 1-          Other Significant      Significant
                                           Unadjusted            Observable          Unobservable
                                          Quoted Prices            Inputs               Inputs                   Value
---------------------------------     --------------------   ------------------  ---------------------    -------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Wholly-Owned Subsidiary               $                 --   $        1,467,754  $                --      $         1,467,754
Asset-Backed Securities                                 --            2,923,394           11,124,000               14,047,394
Mortgage-Backed Obligations                             --          459,200,056            1,162,199              460,362,255
U.S. Government Obligations                             --          135,220,642                   --              135,220,642
Foreign Government Obligations                          --          680,928,519                   --              680,928,519
Loan Participations                                     --           21,802,908                   --               21,802,908
Corporate Bonds and Notes                          392,854          615,533,412                   --              615,926,266
Preferred Stocks                                        --            1,699,639            2,475,510                4,175,149
Common Stocks                                    4,388,910            4,349,948                   --                8,738,858
Rights, Warrants and Certificates                       --                   --                  420                      420
Structured Securities                                   --           89,662,933            7,206,325               96,869,258
Options Purchased                                1,064,207              510,660                   --                1,574,867
Swaptions Purchased                                     --            9,598,507                   --                9,598,507
Investment Companies                            41,612,730          363,316,581                   --              404,929,311
                                      --------------------   ------------------  ---------------------    -------------------
Total Investments, at Value                     47,458,701        2,386,214,953           21,968,454            2,455,642,108
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                             --            2,705,614                   --                2,705,614
Depreciated swaps, at value                             --              531,844                   --                  531,844
Futures margins                                    417,146                   --                   --                  417,146
Foreign currency exchange contracts                     --            4,281,201                   --                4,281,201
                                      --------------------   ------------------  ---------------------    -------------------
Total Assets                          $         47,875,847   $    2,393,733,612  $        21,968,454      $     2,463,577,913
                                      --------------------   ------------------  ---------------------    -------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value           $                 --   $         (857,064) $                --      $          (857,064)
Depreciated swaps, at value                             --           (2,741,515)                  --               (2,741,515)
Appreciated options written, at value             (458,973)             (92,790)                  --                 (551,763)
Depreciated options written, at value             (223,454)            (109,921)                  --                 (333,375)
Appreciated swaptions written , at
value                                                   --           (4,248,082)                  --               (4,248,082)
Depreciated swaptions written, at
value                                                   --             (741,484)                  --                 (741,484)
Futures margins                                 (1,477,858)                  --                   --               (1,477,858)
Foreign currency exchange contracts                     --           (6,009,702)                  --               (6,009,702)
                                      --------------------   ------------------  ---------------------    -------------------
Total Liabilities                     $         (2,160,285)   $     (14,800,558) $                --      $       (16,960,843)
                                      --------------------   ------------------  ---------------------    -------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                                        TRANSFERS INTO          TRANSFERS OUT OF
                                           LEVEL 2*                 LEVEL 3*
--------------------------------------------------------      -------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks                           $        208,932       $         (208,932)
                                        ----------------       ------------------
Total Assets                            $        208,932       $         (208,932)
                                        ----------------       ------------------

* Transferred from Level 3 to Level 2 because of the presence of observable market data due to an increase in market activities for those securities.

63 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary's net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

         COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products. CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
         EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
         FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
         INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

          VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

64 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

         COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $19,865,634, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $8,077,327 as of March 30, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

         As of March 30, 2012 the Fund has required certain counterparties to post collateral of $3,203,684.

         CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

         As of March 30, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $5,542,925, for which the Fund has posted collateral of $3,613,028. If a contingent feature would have been triggered as of March 30, 2012, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

65 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended March 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $481,941,311 and $734,753,592, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

66 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

The Fund has purchased futures contracts on various currencies to increase exposure to foreign exchange rate risk.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $411,219,321 and $190,500,971 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $2,638,807 and $1,057,848 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

67 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $735,770 and $597,814 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended March 30, 2012 was as follows:

                                           CALL OPTIONS                                  PUT OPTIONS
                              ---------------------------------------    --------------------------------------
                                   NUMBER OF             AMOUNT OF             NUMBER OF            AMOUNT OF
                                   CONTRACTS             PREMIUMS              CONTRACTS            PREMIUMS
---------------------------------------------------------------------------------------------------------------
Options outstanding as of

December 30, 2011                 115,871,391,682     $    2,007,763          134,242,404,666     $   1,464,690

Options written                     1,831,910,914          1,245,962            1,828,028,960         4,288,167

Options closed or expired        (116,818,396,524)        (2,920,351)       (134,241,472,312)        (4,351,495)

Options exercised                              --                 --            (947,955,203)          (163,472)
                              ---------------------------------------------------------------------------------
Options outstanding as of

March 30, 2012                        884,906,072        $   333,374              881,006,111      $  1,237,890
                              =================================================================================

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

         CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or

68 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

         principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

         The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

         The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

         If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

         The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

         The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

         For the period ended March 30, 2012, the Fund had ending monthly average notional amounts of $59,995,000 and $43,460,000 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

         Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

         INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

         The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

         The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

         For the period ended March 30, 2012, the Fund had ending monthly average notional amounts of $35,107,877 and $87,054,784 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

         Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

         TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of

69 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

         the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

         Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

         The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

         The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

         For the period ended March 30, 2012, the Fund had ending monthly average notional amounts of $57,682,265 and $16,084,452 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

         Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

         CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

         The Fund has entered into currency swap contracts with the obligation to pay an interest rate on various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

         For the period ended March 30, 2012, the Fund had ending monthly average notional amounts of $550,000 on currency swaps.

         Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

         As of March 30, 2012, the Fund had no such currency swap agreements outstanding.

         VOLATILITY SWAP CONTRACTS. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price.

         Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

70 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

         The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

         The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

         For the period ended March 30, 2012, the Fund had ending monthly average notional amounts of $135,916 and $219,464 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

         Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

SWAPTION TRANSACTIONS

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

71 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Global Strategic Income Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The Fund has written swaptions which gives it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $6,482,346 and $5,789,092 on purchased and written swaptions, respectively.

Written swaption activity for the period ended March 30, 2012 was as follows:

                                                                                       Call Swaptions
                                                                       ---------------------------------------------
                                                                           Notional                      Amount of
                                                                            Amount                       Premiums
--------------------------------------------------------------------------------------------------------------------
Swaptions outstanding as of December 30, 2011                          $   385,315,000                 $   8,188,797
Swaptions written                                                        1,479,965,000                     6,279,554
Swaptions closed or expired                                               (380,590,000)                   (7,371,946)
                                                                       ---------------------------------------------
Swaptions outstanding as of March 30, 2012                             $ 1,484,690,000                 $   7,096,405
                                                                       =============================================

RESTRICTED SECURITIES

As of March 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   2,507,605,691
Federal tax cost of other investments                96,738,914
                                              -----------------
Total federal tax cost                        $   2,604,344,605
                                              =================

Gross unrealized appreciation                 $     145,933,945
Gross unrealized depreciation                      (198,746,708)
                                              -----------------
Net unrealized depreciation                   $     (52,812,763)
                                              =================

72 | Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                             Shares           Value
-----------------------------------------------------------------------------------
COMMON STOCKS-96.3%
-----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-9.3%
-----------------------------------------------------------------------------------
AUTOMOBILES-1.7%
Ford Motor Co.                                               10,040        $125,400
-----------------------------------------------------------------------------------
HOUSEHOLD DURABLES-2.0%
Mohawk Industries, Inc.(1)                                    2,300         152,973
-----------------------------------------------------------------------------------
MEDIA-2.8%
Comcast Corp., Cl. A                                          4,030         120,940
-----------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                           2,020          95,869
                                                                            -------
                                                                            216,809
-----------------------------------------------------------------------------------
MULTILINE RETAIL-2.4%
Target Corp.                                                  3,070         178,889
-----------------------------------------------------------------------------------
SPECIALTY RETAIL-0.4%
Talbots, Inc. (The)(1)                                       10,180          30,845
-----------------------------------------------------------------------------------
CONSUMER STAPLES-8.5%
-----------------------------------------------------------------------------------
BEVERAGES-4.1%
Coca-Cola Co. (The)                                           3,380         250,154
-----------------------------------------------------------------------------------
Molson Coors Brewing Co., Cl. B, Non-Vtg.                     1,290          58,373
                                                                            -------
                                                                            308,527
-----------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-2.1%
Wal-Mart Stores, Inc.                                         2,620         160,344
-----------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-2.3%
Church & Dwight Co., Inc.                                     3,590         176,592
-----------------------------------------------------------------------------------
ENERGY-12.2%
-----------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.8%
Baker Hughes, Inc.                                            1,530          64,168
-----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-11.4%
Apache Corp.                                                    710          71,312
-----------------------------------------------------------------------------------
Chevron Corp.                                                 3,940         422,526
-----------------------------------------------------------------------------------
Exxon Mobil Corp.                                             2,124         184,215
-----------------------------------------------------------------------------------
Penn West Petroleum Ltd.                                      3,990          78,084
-----------------------------------------------------------------------------------
Royal Dutch Shell plc, ADR                                    1,550         108,702
                                                                            -------
                                                                            864,839
-----------------------------------------------------------------------------------
FINANCIALS-22.9%
-----------------------------------------------------------------------------------
CAPITAL MARKETS-4.0%
BlackRock, Inc.                                                 400          81,960
-----------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                               1,820         226,353
                                                                            -------
                                                                            308,313
-----------------------------------------------------------------------------------
COMMERCIAL BANKS-11.0%
CIT Group, Inc.(1)                                            3,360         138,566
-----------------------------------------------------------------------------------
M&T Bank Corp.                                                1,890         164,203
-----------------------------------------------------------------------------------
SunTrust Banks, Inc.                                          1,380          33,355
-----------------------------------------------------------------------------------
U.S. Bancorp                                                  5,470         173,290
-----------------------------------------------------------------------------------
Wells Fargo & Co.                                             9,510         324,671
                                                                            -------
                                                                            834,085
-----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-4.6%
Citigroup, Inc.                                               3,840         140,352
-----------------------------------------------------------------------------------
JPMorgan Chase & Co.                                          4,640         213,347
                                                                            -------
                                                                            353,699

1 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                 Shares          Value
---------------------------------------------------------------------------------------
INSURANCE-3.3%
ACE Ltd.                                                         2,340        $ 171,288
---------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                       1,290           76,368
                                                                               --------
                                                                                247,656
---------------------------------------------------------------------------------------
HEALTH CARE-12.3%
---------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-2.0%
Medtronic, Inc.                                                  3,820          149,706
---------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-5.9%
HCA Holdings, Inc.                                               1,490           36,863
---------------------------------------------------------------------------------------
Humana, Inc.                                                     2,190          202,531
---------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                         3,580          211,005
                                                                                -------
                                                                                450,399
---------------------------------------------------------------------------------------
PHARMACEUTICALS-4.4%
Merck & Co., Inc.                                                4,870          187,008
---------------------------------------------------------------------------------------
Pfizer, Inc.                                                     6,640          150,462
                                                                                -------
                                                                                337,470
---------------------------------------------------------------------------------------
INDUSTRIALS-10.4%
---------------------------------------------------------------------------------------
AEROSPACE & DEFENSE-3.5%
Honeywell International, Inc.                                    4,340          264,957
---------------------------------------------------------------------------------------
AIRLINES-0.7%
United Continental Holdings, Inc.(1)                             2,370           50,955
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-2.3%
Tyco International Ltd.                                          3,130          175,843
---------------------------------------------------------------------------------------
MACHINERY-2.4%
Navistar International Corp.(1)                                  3,070          124,182
---------------------------------------------------------------------------------------
SPX Corp.                                                          790           61,249
                                                                                -------
                                                                                185,431
---------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-1.5%
AerCap Holdings NV(1)                                           10,410          115,655
---------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-8.7%
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-2.9%
Juniper Networks, Inc.(1)                                        9,830          224,910
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.8%
Hewlett-Packard Co.                                              2,600           61,958
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-2.0%
TE Connectivity Ltd.                                             4,110          151,043
---------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-1.2%
VeriSign, Inc.                                                   2,300           88,182
---------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.3%
Xilinx, Inc.                                                     2,620           95,447
---------------------------------------------------------------------------------------
SOFTWARE-0.5%
Microsoft Corp.                                                  1,200           38,700
---------------------------------------------------------------------------------------
MATERIALS-3.9%
---------------------------------------------------------------------------------------
CHEMICALS-2.3%
Celanese Corp., Series A                                           950           43,871
---------------------------------------------------------------------------------------
Mosaic Co. (The)                                                 2,360          130,484
                                                                               --------

                                                                                174,355
---------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-1.6%
Rock-Tenn Co., Cl. A                                             1,870          126,337

2 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

                                                                 Shares           Value
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-1.2%
---------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-1.2%
AT&T, Inc.                                                       2,952        $ 92,191
--------------------------------------------------------------------------------------
UTILITIES-6.9%
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES-3.2%
American Electric Power Co., Inc.                                2,140          82,561
--------------------------------------------------------------------------------------
Edison International, Inc.                                       3,770         160,263
                                                                               -------
                                                                               242,824
--------------------------------------------------------------------------------------
ENERGY TRADERS-1.2%
GenOn Energy, Inc.(1)                                           44,160          91,853
--------------------------------------------------------------------------------------
MULTI-UTILITIES-2.5%
NiSource, Inc.                                                   1,620          39,447
--------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                            5,040         154,274
                                                                               -------
                                                                               193,721
                                                                               -------

Total Common Stocks (Cost $6,493,301)                                        7,335,076
--------------------------------------------------------------------------------------
INVESTMENT COMPANY-4.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.22% (2),(3)(Cost $353,115)                                   353,115         353,115
--------------------------------------------------------------------------------------
Total Investments, at Value (Cost $6,846,416)                    100.9%      7,688,191
--------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                             (0.9)        (69,969)
                                                       -------------------------------
Net Assets                                                       100.0%     $7,618,222
                                                       ===============================

Footnotes to Statement of Investments
------
* March 30, 2012 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows

                                                                        SHARES               GROSS         GROSS           SHARES
                                                             DECEMBER 30, 2011(A)        ADDITIONS    REDUCTIONS    MARCH 30, 2012
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                                              374,186         1,034,562     1,055,633           353,115

                                                                                                      VALUE          INCOME
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
 Fund, Cl. E                                                                                     $   353,115  $        176

a. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

3.   Rate shown is the 7-day yield as of March 30, 2012.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. The last day of the Fund's quarterly period was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

3 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities

4 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

                                       STANDARD INPUTS GENERALLY CONSIDERED BY
SECURITY TYPE                          THIRD-PARTY PRICING VENDORS
-------------------------------------  -----------------------------------------------------------
Corporate debt, government debt,       Reported trade data, broker-dealer price quotations,
municipal, mortgage-backed and asset-  benchmark yields, issuer spreads on comparable
backed securities                      securities, the credit quality, yield, maturity, and other appropriate factors.

Loans                                  Information obtained from market participants
                                       regarding reported trade data and broker-dealer price
                                       quotations.

Event-linked bonds                     Information obtained from market participants
                                       regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

5 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 30, 2012 based on valuation input level:

                                       LEVEL 1-            LEVEL 2-               LEVEL 3-
                                     UNADJUSTED   OTHER SIGNIFICANT            SIGNIFICANT
                                  QUOTED PRICES   OBSERVABLE INPUTS     UNOBSERVABLE INPUTS        VALUE
---------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary     $         704,916    $              -                 $     -    $  704,916
   Consumer Staples                     645,463                   -                       -       645,463
   Energy                               929,007                   -                       -       929,007
   Financials                         1,743,753                   -                       -     1,743,753
   Health Care                          937,575                   -                       -       937,575
   Industrials                          792,841                   -                       -       792,841
   Information Technology               660,240                   -                       -       660,240
   Materials                            300,692                   -                       -       300,692
   Telecommunication Services            92,191                   -                       -        92,191
   Utilities                            528,398                   -                       -       528,398
Investment Company                      353,115                   -                       -       353,115
                              ---------------------------------------------------------------------------
Total Assets                  $       7,688,191      $            -     $     -                $7,688,191

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

6 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on volatility indexes to increase exposure to volatility risk. A purchased call option becomes more valuable as the level of the underlying volatility index increases relative to the strike price.

During the period ended March 30, 2012, the Fund had an ending monthly average market value of $2,234 on purchased call options.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

7 | Oppenheimer Value Fund/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS   March 30, 2012* (Unaudited)

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

As of March 30, 2012, the Fund had no outstanding written or purchased options.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $   6,924,146
                                        =============
Gross unrealized appreciation           $     978,484
Gross unrealized depreciation                (214,439)
                                        -------------
Net unrealized appreciation             $     764,045
                                        =============

8 | Oppenheimer Value Fund/VA

ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
         (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
         (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By: /s/ William F. Glavin, Jr.
    --------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 5/8/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 5/8/2012

By: /s/ Brian W. Wixted
    --------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 5/8/2012